September 30, 2000

Equity
Portfolios

ANNUAL REPORT
TO SHAREHOLDERS

 Not FDIC Insured                                                      BLACKROCK
 May Lose Value                                                     FUNDS (LOGO)
No Bank Guarantee                      PURE INVESTMENT STYLE (REGISTRATION MARK)
                                                               [GRAPHIC OMITTED]

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                                 BLACKROCK FUNDS
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                                EQUITY PORTFOLIOS

* Large Cap Value Equity   * Micro-Cap Equity                * International
* Large Cap Growth Equity  * Global Science & Technology       Emerging Markets
* Mid-Cap Value Equity     * European Equity                 * Select Equity
* Mid-Cap Growth Equity    * International Equity            * Index Equity
* Small Cap Value Equity   * International Small Cap Equity  * Balanced
* Small Cap Growth Equity  * Asia Pacific Equity

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                                TABLE OF CONTENTS
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SHAREHOLDER LETTER............................................................1
PORTFOLIO SUMMARIES
      Large Cap Value Equity..................................................2
      Large Cap Growth Equity.................................................3
      Mid-Cap Value Equity....................................................4
      Mid-Cap Growth Equity.................................................. 5
      Small Cap Value Equity..................................................6
      Small Cap Growth Equity.................................................7
      Micro-Cap Equity........................................................8
      Global Science & Technology.............................................9
      European Equity........................................................10
      International Equity...................................................11
      International Small Cap Equity.........................................12
      Asia Pacific Equity....................................................13
      International Emerging Markets.........................................14
      Select Equity..........................................................15
      Index Equity...........................................................16
      Balanced...............................................................17
      Note on Performance Information........................................18
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS...........................19-62
      Large Cap Value Equity Statement of Assets & Liabilities...............21
      Large Cap Growth Equity Statement of Assets & Liabilities..............24
      Mid-Cap Value Equity Statement of Assets & Liabilities.................27
      Mid-Cap Growth Equity Statement of Assets & Liabilities................30
      Small Cap Value Equity Statement of Assets &Liabilities................33
      Small Cap Growth Equity Statement of Assets & Liabilities..............36
      European Equity Statement of Assets & Liabilities......................42
      International Small Cap Equity Statement of Assets & Liabilities.......47
      International Emerging Markets Statement of Assets & Liabilities.......52
      Select Equity Statement of Assets & Liabilities........................55
      Balanced Statement of Assets & Liabilities.............................62
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations............................................64-66
      Statements of Changes in Net Assets.................................68-73
      Financial Highlights................................................74-89
NOTES TO FINANCIAL STATEMENTS............................................90-106
REPORT OF INDEPENDENT ACCOUNTANTS...........................................107
DFA INVESTMENT TRUST COMPANY ANNUAL REPORT..............................109-126

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                      PRIVACY PRINCIPLES OF BLACKROCK FUNDS
 BLACKROCK FUNDS IS COMMITTED TO MAINTAINING THE PRIVACY OF ITS SHAREHOLDERS AND TO SAFEGUARDING THEIR NONPUBLIC PERSONAL INFORMATION. THE FOLLOWING INFORMATION IS PROVIDED TO HELP YOU UNDERSTAND WHAT PERSONAL INFORMATION BLACKROCK FUNDS COLLECTS, HOW WE PROTECT THAT INFORMATION, AND WHY IN CERTAIN CASES WE MAY SHARE SUCH INFORMATION WITH SELECT OTHER PARTIES.

 BLACKROCK FUNDS DOES NOT RECEIVE ANY NONPUBLIC PERSONAL INFORMATION RELATING TO ITS SHAREHOLDERS WHO PURCHASE SHARES THROUGH THEIR BROKER-DEALERS. IN THE CASE OF SHAREHOLDERS WHO ARE RECORD OWNERS OF BLACKROCK FUNDS, BLACKROCK FUNDS RECEIVES NONPUBLIC PERSONAL INFORMATION ON ACCOUNT APPLICATIONS OR OTHER FORMS. WITH RESPECT TO THESE SHAREHOLDERS, BLACKROCK FUNDS ALSO HAS ACCESS TO SPECIFIC INFORMATION REGARDING THEIR TRANSACTIONS IN BLACKROCK FUNDS.

 BLACKROCK FUNDS DOES NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS OR FORMER SHAREHOLDERS TO ANYONE, EXCEPT AS PERMITTED BY LAW OR AS IS NECESSARY IN ORDER TO SERVICE OUR SHAREHOLDERS' ACCOUNTS (FOR EXAMPLE, TO A TRANSFER AGENT).

 BLACKROCK FUNDS RESTRICTS ACCESS TO NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO BLACKROCK EMPLOYEES WITH A LEGITIMATE BUSINESS NEED FOR THE INFORMATION. BLACKROCK FUNDS MAINTAINS PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS DESIGNED TO PROTECT THE NONPUBLIC PERSONAL INFORMATION OF OUR SHAREHOLDERS.
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                                 BLACKROCK FUNDS
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September 30, 2000

Dear Shareholder:

      We are pleased to present the Annual Report for the BlackRock Funds for the 12 months ending September 30, 2000.

      Since our Semi-Annual report of March 31, 2000, the stock market as measured by the S&P 500 returned -4.14%, the NASDAQ returned -18.81% and the Lehman Aggregate Index returned 4.81%. So in this first year of the millennium, at a time in history when there is more media attention about the stock market than ever before, stocks actually under-performed bonds.

      It has been a year of extremes. When we reported to you one year ago, it was the dawn of a new millennium and there was plenty of concern about Y2K and the devastation that it could wreak on capital markets and world economies. Yet while the media bombarded us with concerns about Y2K, the investment world was investing in technology and the Internet with an enthusiasm that could only be described as fervent. There was much talk of a "new economy" and Internet shares shot skyward. Share prices climbed so quickly that analysts continue to search for new and improved ways to measure value.

      Now, a year later, we can all be relieved that Y2K has come and gone with small incident. And, while it is clear that the Internet will become an important part of our economy, the boundless enthusiasm for Internet stocks has moderated to the extent that the Goldman Sachs Technology Industry Internet Index fell nearly 35% in the last six months. In fact, we were reminded of the long-term lessons of investing.

      The truth of the matter is that successful investing is a long-term process and the best strategy for most investors is to work with your financial advisor to set your goals, plan and implement an asset allocation that is customized to your goals AND your personal needs for certain levels of risk -- and then to stay the course despite short term volatility in the markets.

      We continue to believe that mutual funds, which provide diversification, professional management and ease and flexibility of use, are an appropriate investment vehicle for individual investors.

      We are proud to be able to offer our shareholders a full range of funds to meet virtually any investment need. In the past year, we added three specialized portfolios: Global Science & Technology, European Equity and Asia Pacific Equity. You can now choose from 39 different BlackRock Funds.


      Thank you for your confidence in BlackRock Funds. We appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,

/S/  KAREN H. SABATH

Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

                                                                               1

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                                 BLACKROCK FUNDS
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                        LARGE CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $2.3 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 1000 VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS IN EXCESS OF $10 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK DIVIDEND POTENTIAL WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o FROM SEPTEMBER OF 1999 THROUGH FEBRUARY OF 2000, THE U.S. EQUITY MARKET FOCUSED ITS ATTENTION ON GROWTH ISSUES; IN MARCH, THE VOLATILITY OF THE EQUITY MARKET CAUSED INVESTORS TO BEGIN TO TURN TOWARD MORE STABLE U.S. LARGE-CAP VALUE STOCKS. ANNOUNCEMENTS OF SEPTEMBER 2000 EARNINGS SHORTFALLS AND CONCERNS OF UNSUSTAINABLE GROWTH IN FASTER-GROWING SECTORS HAVE ALSO INCREASED INTEREST IN VALUE STOCKS. THE PORTFOLIO'S HOLDINGS ARE WELL POSITIONED FOR A SLOWING ECONOMY WHERE WE BELIEVE STABLE EARNINGS GROWTH WILL BE FAVORED.
     o IN THE EARLY PART OF THE FISCAL YEAR, THE PORTFOLIO'S HOLDINGS IN THE FINANCIAL SECTOR WERE UNDER PRESSURE AS THE FEDERAL RESERVE FOCUSED ON RAISING INTEREST RATES, PRESSURING CAPITAL MARKETS ACTIVITY. IF THE TECHNOLOGY SECTOR CONTINUES TO BE VOLATILE, IPO ISSUANCE IS LIKELY TO BE DOWN AS WELL. IN THE MOST RECENT QUARTER, THE PORTFOLIO'S POSITION IN FINANCIALS PROVED BENEFICIAL IN LIGHT OF THE RECENT MERGER ACTIVITY AND THE BELIEF THAT INTEREST RATE INCREASES ARE OVER FOR THE TIME BEING. OTHER INDUSTRY POSITIONS HAD A POSITIVE NET EFFECT ON THE PORTFOLIO AS THE OVERWEIGHT IN ENERGY, HEALTH CARE AND UTILITIES, AND THE PORTFOLIO'S UNDERWEIGHT IN CONSUMER CYCLICALS HELPED PERFORMANCE. STOCK SELECTION WAS POSITIVE WITH EXXON, CITIGROUP, AND DISNEY ADDING TO PERFORMANCE.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP VALUE
    EQUITY PORTFOLIO AND RUSSELL 1000 VALUE INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        INSTITUTIONAL CLASS  SERVICE CLASS   INVESTOR A CLASS  INVESTOR B CLASS    INVESTOR C CLASS      RUSSELL 1000 VALUE INDEX
4/13/92     $10,000            $10,000            $9,550            $10,000            $10,000                   $10,000
6/30/92      $9,680             $9,680            $9,244             $9,680             $9,680                    $9,657
9/30/92     $10,151            $10,151            $9,694            $10,151            $10,151                    $9,933
12/31/92    $11,686            $11,686           $11,160            $11,686            $11,686                   $11,416
3/31/93     $12,412            $12,412           $11,854            $12,412            $12,412                   $11,903
6/30/93     $12,251            $12,251           $11,699            $12,251            $12,251                   $12,162
9/30/93     $13,233            $13,232           $12,637            $13,232            $13,232                   $13,225
12/31/93    $13,866            $13,856           $13,228            $13,851            $13,851                   $13,596
3/31/94     $13,608            $13,599           $12,973            $13,584            $13,584                   $13,236
6/30/94     $13,349            $13,322           $12,707            $13,306            $13,306                   $12,720
9/30/94     $14,061            $14,022           $13,378            $14,009            $14,009                   $13,603
12/31/94    $13,800            $13,768           $13,125            $13,733            $13,733                   $13,350
3/31/95     $14,256            $14,212           $13,548            $14,154            $14,154                   $13,965
6/30/95     $15,085            $15,028           $14,311            $14,933            $14,933                   $15,274
9/30/95     $16,513            $16,428           $15,644            $16,297            $16,297                   $16,783
12/31/95    $16,994            $16,898           $16,091            $16,732            $16,732                   $17,147
3/31/96     $17,903            $17,797           $16,923            $17,583            $17,583                   $18,023
6/30/96     $18,519            $18,383           $17,474            $18,123            $18,123                   $18,925
9/30/96     $18,599            $18,449           $17,530            $18,146            $18,146                   $18,991
12/31/96    $20,369            $20,203           $19,203            $19,829            $19,829                   $19,979
3/31/97     $20,206            $20,015           $19,016            $19,210            $19,210                   $18,946
6/30/97     $24,603            $24,362           $23,139            $23,325            $23,325                   $21,805
9/30/97     $30,016            $29,686           $28,184            $28,370            $28,370                   $24,616
12/31/97    $30,280            $29,911           $28,392            $28,534            $28,534                   $25,030
3/31/98     $32,657            $32,241           $30,578            $30,677            $30,677                   $27,120
6/30/98     $30,942            $30,507           $28,939            $28,966            $28,966                   $26,141
9/30/98     $24,902            $24,540           $23,270            $23,239            $23,239                   $21,467
12/31/98    $28,396            $27,965           $26,512            $26,425            $26,425                   $23,414
3/31/99     $24,225            $23,835           $22,572            $22,483            $22,483                   $21,145
6/30/99     $28,416            $27,939           $26,445            $26,280            $26,280                   $24,644
9/30/99     $26,202            $25,738           $24,369            $24,154            $24,154                   $22,715
12/31/99    $27,020            $26,525           $25,098            $24,830            $24,830                   $23,062
3/31/00     $27,700            $27,167           $25,695            $25,386            $25,404                   $23,941
6/30/00     $28,146            $27,588           $26,094            $25,724            $25,724                   $24,405
9/30/00     $30,696            $30,060           $28,413            $27,952            $27,969                   $26,197

                                FOR PERIOD ENDING SEPTEMBER 30, 2000
----------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN
                                              1 Year        3 Year       5 Year       From Inception
                                              ------        ------       ------       --------------
  Institutional Class                         6.24%         6.21%        14.82%            14.49%
  Service Class                               5.91%         5.91%        14.49%            14.22%
  Investor A Class (Load Adjusted)            0.97%         4.12%        13.27%            13.46%
  Investor A Class (NAV)                      5.71%         5.73%        14.31%            14.08%
  Investor B Class (Load Adjusted)            0.43%         3.83%        13.25%            13.59%
  Investor B Class (NAV)                      4.93%         4.90%        13.49%            13.59%
  Investor C Class (Load Adjusted)            3.93%         4.90%        13.49%            13.59%
  Investor C Class (NAV)                      4.93%         4.90%        13.49%            13.59%
----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE
THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE
INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92;
INVESTOR A SHARES, 5/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 1/18/96; AND INVESTOR C
SHARES, 8/16/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 18 FOR FURTHER INFORMATION ON HOW
PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

2

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                                 BLACKROCK FUNDS
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                        LARGE CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $1.7 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 1000 GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS IN EXCESS OF $10 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o GROWTH STOCKS STARTED THE YEAR OFF STRONG, OUTPERFORMING VALUE STOCKS IN THE LARGE CAP ARENA AS INVESTORS CONTINUED TO FAVOR LARGE CAP STOCKS AND TECHNOLOGY COMPANIES. THE PORTFOLIO BEGAN THE YEAR OVERWEIGHT IN THE TECHNOLOGY AND FINANCIAL SECTORS, SPECIFICALLY FAVORING TELECOMMUNICATION AND WIRELESS SEMICONDUCTOR COMPANIES. HOWEVER, INCREASING VOLATILITY WITHIN THE TECHNOLOGY SECTOR AND RENEWED SCRUTINY OF GROWTH EXPECTATIONS HAS LED TO A BROADENING OF THE MARKET. AS A VARIETY OF SECTORS FELL INTO AND OUT OF MARKET FAVOR DURING THE FISCAL YEAR, THE MANAGER CONTINUED TO FOCUS ON COMPANIES WITH ABOVE AVERAGE EARNINGS GROWTH AND STRONG INDUSTRY POSITIONS.
     o STRONG PERFORMERS FOR THE PERIOD WERE JUNIPER NETWORKS, MAXIM, AND BEA SYSTEMS WHILE OVEREXPOSURE TO UNDERPERFORMING LARGE CAP STOCKS LIKE ELI LILLY, UNIVISION, AND GAP STORES DETRACTED FROM PERFORMANCE. OVERALL, THE PORTFOLIO KEPT PACE WITH THE BENCHMARK OVER THE PERIOD.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP GROWTH EQUITY PORTFOLIO AND RUSSELL 1000 GROWTH INDEX FROM INCEPTION AND AT EACH FISCAL
                                   YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        INSTITUTIONAL CLASS  SERVICE CLASS   INVESTOR A CLASS  INVESTOR B CLASS    INVESTOR C CLASS      RUSSELL 1000 GROWTH INDEX
11/1/89     $10,000            $10,000            $9,550            $10,000            $10,000                   $10,000
12/31/89    $10,825            $10,825           $10,338            $10,825            $10,825                   $10,396
3/31/90     $10,493            $10,493           $10,021            $10,493            $10,493                   $10,053
6/30/90     $10,987            $10,987           $10,493            $10,987            $10,987                   $10,651
9/30/90     $10,040            $10,040            $9,589            $10,040            $10,040                    $9,096
12/31/90    $10,603            $10,603           $10,126            $10,603            $10,603                    $9,963
3/31/91     $11,397            $11,397           $10,884            $11,397            $11,397                   $11,510
6/30/91     $11,304            $11,304           $10,795            $11,304            $11,304                   $11,459
9/30/91     $11,993            $11,993           $11,454            $11,993            $11,993                   $12,167
12/31/91    $13,361            $13,361           $12,760            $13,361            $13,361                   $13,254
3/31/92     $12,389            $12,389           $11,831            $12,389            $12,389                   $12,967
6/30/92     $12,455            $12,455           $11,894            $12,455            $12,455                   $13,148
9/30/92     $12,581            $12,581           $12,014            $12,581            $12,581                   $13,579
12/31/92    $13,228            $13,228           $12,631            $13,228            $13,228                   $14,451
3/31/93     $13,473            $13,473           $12,865            $13,473            $13,473                   $15,053
6/30/93     $13,912            $13,912           $13,271            $13,912            $13,912                   $15,157
9/30/93     $15,371            $15,371           $14,651            $15,371            $15,371                   $15,646
12/31/93    $15,039            $15,039           $14,338            $15,039            $15,039                   $15,919
3/31/94     $13,859            $13,859           $13,200            $13,859            $13,859                   $15,290
6/30/94     $13,001            $13,001           $12,370            $13,001            $13,001                   $15,260
9/30/94     $13,657            $13,657           $12,983            $13,657            $13,657                   $16,041
12/31/94    $13,525            $13,525           $12,841            $13,525            $13,525                   $15,979
3/31/95     $14,755            $14,755           $13,997            $14,755            $14,755                   $17,499
6/30/95     $16,075            $16,075           $15,237            $16,075            $16,075                   $19,147
9/30/95     $17,737            $17,737           $16,781            $17,737            $17,737                   $20,853
12/31/95    $18,183            $18,183           $17,192            $18,183            $18,183                   $22,012
3/31/96     $19,333            $19,333           $18,267            $19,333            $19,333                   $23,226
6/30/96     $20,471            $20,471           $19,315            $20,447            $20,447                   $24,171
9/30/96     $21,048            $21,048           $19,833            $20,954            $20,954                   $24,958
12/31/96    $21,884            $21,884           $20,591            $21,727            $21,727                   $26,948
3/31/97     $21,746            $21,746           $20,451            $21,521            $21,521                   $27,365
6/30/97     $25,867            $25,858           $24,304            $25,534            $25,534                   $32,540
9/30/97     $28,140            $28,115           $26,412            $27,697            $27,697                   $34,987
12/31/97    $28,104            $28,051           $26,335            $27,567            $27,567                   $36,040
3/31/98     $32,837            $32,752           $30,725            $32,162            $32,096                   $40,859
6/30/98     $34,918            $34,793           $32,642            $34,169            $34,032                   $42,710
9/30/98     $31,451            $31,303           $29,358            $30,732            $30,557                   $38,827
12/31/98    $39,716            $39,523           $37,039            $38,771            $38,480                   $49,210
3/31/99     $42,850            $42,590           $39,905            $41,774            $41,367                   $52,339
6/30/99     $43,643            $43,361           $40,612            $42,442            $42,028                   $54,354
9/30/99     $42,604            $42,290           $39,605            $40,062            $40,898                   $52,360
12/31/99    $54,214            $53,789           $50,369            $50,822            $51,883                   $65,528
3/31/00     $57,391            $56,871           $53,230            $53,628            $54,747                   $70,200
6/30/00     $55,537            $55,022           $51,489            $51,777            $52,836                   $68,305
9/30/00     $52,360            $51,831           $48,441            $48,624            $49,571                   $64,630

                                FOR PERIOD ENDING SEPTEMBER 30, 2000

----------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN
                                       1 Year      3 Year      5 Year     10 Year     From Inception
                                       ------      ------      ------     -------     --------------
  Institutional Class                  22.90%      22.99%      24.17%     17.96%           16.37%
  Service Class                        22.56%      22.61%      23.81%     17.73%           16.16%
  Investor A Class (Load Adjusted)     16.82%      20.55%      22.49%     17.04%           15.54%
  Investor A Class (NAV)               22.31%      22.41%      23.62%     17.58%           16.02%
  Investor B Class (Load Adjusted)     16.87%      20.67%      22.53%     15.59%           15.64%
  Investor B Class (NAV)               21.37%      21.46%      22.71%     17.15%           15.64%
  Investor C Class (Load Adjusted)     20.21%      21.41%      22.68%     17.14%           15.62%
  Investor C Class (NAV)               21.21%      21.41%      22.68%     17.14%           15.62%
----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE
THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE
INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 11/1/89;
INVESTOR A SHARES, 3/14/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 1/24/96; AND INVESTOR C
SHARES, 1/24/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 18 FOR FURTHER INFORMATION ON HOW
PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                         MID-CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $244.7 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL MID-CAP VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS GENERALLY BETWEEN $2 BILLION AND $15 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE PERIOD BEGAN WITH U.S. EQUITY MARKETS FOCUSED ALMOST EXCLUSIVELY ON GROWTH ISSUES. HOWEVER, VALUE STOCKS STAGED A RALLY EARLY IN THE SECOND CALENDAR QUARTER AS INVESTORS BECAME WARY OF THE TECHNOLOGY, TELECOM, AND BIOTECHNOLOGY INDUSTRIES AND INTEREST SHIFTED TO TRADITIONAL VALUATIONS.
     o ALTHOUGH THE MOMENTUM RETURNED SLIGHTLY TO GROWTH STOCKS IN JUNE, EARNING SHORTFALLS AND CONCERNS ABOUT GROWTH IN FASTER GROWING SEGMENTS OF THE MARKET HELPED BOOST THE VALUE BUSINESS DURING THE SECOND HALF OF THE PERIOD.
     o STRONG GROWTH IN THE U.S. ECONOMY COMBINED WITH ATTRACTIVE VALUATIONS IN THE MORE TRADITIONAL VALUE SECTORS HELPED BRING BACK FOCUS TO VALUE-ORIENTED FUNDS. THE STRONGEST SECTORS IN THE MID-CAP MARKET INCLUDED SUCH TRADITIONAL SECTORS AS FINANCE, INSURANCE, UTILITY AND HEALTHCARE.
     o WITHIN THE PORTFOLIO, PERFORMANCE WAS DRIVEN BY NAMES IN THESE SECTORS AND OTHERS INCLUDING: DYNEGY, A NATURAL GAS UTILITY AND INDEPENDENT POWER PRODUCER (IPP); HEALTH MANAGEMENT ASSOCIATES, A HOSPITAL AND PSYCHIATRIC FACILITY MANAGEMENT COMPANY; RELIANT ENERGY, A TEXAS-BASED ELECTRIC AND GAS UTILITY; AND CAPITAL ONE FINANCIAL, A CONSUMER CREDIT CARD AND SPECIALTY FINANCE COMPANY.
     o THE COMMON THEME ACROSS THESE NAMES WAS THE FACT THAT THE MARKET (STOCK PRICE) WAS NOT REFLECTING THE INHERENT VALUE WITHIN THESE COMPANIES AND THEIR RESPECTIVE BUSINESSES. WHEN THE HIGHER-OCTANE TECHNOLOGY NAMES STARTED TO FALTER IN THE MARKETPLACE, INVESTORS BEGAN TO DO MORE HOMEWORK ON NAMES AND SECTORS SUCH AS THESE.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MID-CAP VALUE EQUITY PORTFOLIO AND THE RUSSELL MID-CAP VALUE INDEX FROM INCEPTION AND AT
                               EACH QUARTER-END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        INSTITUTIONAL CLASS  SERVICE CLASS   INVESTOR A CLASS  INVESTOR B CLASS    INVESTOR C CLASS     RUSSELL MID CAP VALUE INDEX
12/27/96    $10,000            $10,000            $9,550            $10,000            $10,000                   $10,000
3/31/97     $10,084            $10,071            $9,617            $10,065            $10,065                   $10,170
6/30/97     $11,383            $11,363           $10,838            $11,328            $11,328                   $11,450
9/30/97     $12,910            $12,881           $12,273            $12,823            $12,823                   $12,910
12/31/97    $12,856            $12,819           $12,218            $12,741            $12,741                   $13,436
3/31/98     $14,288            $14,240           $13,558            $14,126            $14,126                   $14,778
6/30/98     $13,475            $13,418           $12,765            $13,269            $13,269                   $14,398
9/30/98     $11,144            $11,086           $10,548            $10,944            $10,944                   $12,433
12/31/98    $12,670            $12,588           $11,971            $12,401            $12,401                   $14,119
3/31/99     $11,997            $11,908           $11,328            $11,709            $11,709                   $13,680
6/30/99     $13,480            $13,372           $12,717            $13,114            $13,114                   $15,209
9/30/99     $12,001            $11,893           $11,300            $11,636            $11,636                   $13,591
12/31/99    $12,812            $12,688           $12,065            $12,387            $12,387                   $14,104
3/31/00     $13,180            $13,029           $12,392            $12,704            $12,704                   $14,246
6/30/00     $12,638            $12,492           $11,872            $12,143            $12,143                   $14,007
9/30/00     $13,766            $13,600           $12,913            $12,793            $13,189                   $15,359

                                FOR PERIOD ENDING SEPTEMBER 30, 2000
----------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN
                                                 1 Year          3 Year          From Inception
                                                -------         -------          --------------
  Institutional Class                           14.70%           2.16%               8.87%
  Service Class                                 14.45%           1.86%               8.54%
  Investor A Class (Load Adjusted)               9.07%           0.14%               7.01%
  Investor A Class (NAV)                        14.17%           1.68%               8.33%
  Investor B Class (Load Adjusted)               8.85%          (0.22)%              6.98%
  Investor B Class (NAV)                        13.35%           0.94%               7.64%
  Investor C Class (Load Adjusted)              12.35%           0.94%               7.64%
  Investor C Class (NAV)                        13.35%           0.94%               7.64%
----------------------------------------------------------------------------------------------------

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B AND INVESTOR C
SHARES WAS 12/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 18 FOR FURTHER INFORMATION ON HOW
PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                         MID-CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $985.8 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL MID-CAP GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS GENERALLY BETWEEN $2 BILLION AND $15 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o DURING THE PERIOD, GROWTH STOCKS OUTPERFORMED VALUE STOCKS IN THE MID-CAP ARENA. INVESTORS FAVORED COMPANIES WITH SMALLER CAPITALIZATIONS AS THE RUSSELL 2000 GROWTH INDEX AND THE RUSSELL MID-CAP GROWTH INDEX OUTPERFORMED THE RUSSELL 1000 GROWTH INDEX.
     o MID-CAP TECHNOLOGY STOCKS PERFORMED WELL AT THE END OF 1999 AND BEGINNING OF 2000, AS INTERNET INFRASTRUCTURE, SOFTWARE, AND SEMICONDUCTOR STOCKS WERE AMONG THE BEST PERFORMERS. MORE RECENTLY, HIGH VALUATION GROWTH STOCKS HAVE NOT PERFORMED AS WELL AS THE VALUE SECTOR, IN LIGHT OF INVESTORS' CONCERNS REGARDING HIGH ENERGY PRICES, WEAK CURRENCIES, SLOWING ECONOMIC GROWTH, AND CORPORATE EARNINGS.
     o FOR MOST OF THE PERIOD, MID-CAP TECHNOLOGY AND HEALTHCARE STOCKS WERE TERRIFIC PERFORMERS BUT QUITE VOLATILE. THE PORTFOLIO PRESERVED MOST OF THE GAINS FROM THE FIRST FIVE MONTHS OF THE YEAR AND OUTPERFORMED THE RUSSELL MID-CAP GROWTH INDEX FOR THE YEAR.
     o SCIENCE AND TECHNOLOGY CONTINUE TO BE THE KEY DRIVERS OF THE PORTFOLIO'S PERFORMANCE WITH ELECTRONIC TECHNOLOGY, SOFTWARE AND HEALTH TECHNOLOGY CONTRIBUTING STRONGLY. STOCK SELECTION AND AN OVERWEIGHT POSITION VERSUS THE BENCHMARK IN BOTH FINANCIALS AND UTILITIES ALSO ADDED TO PERFORMANCE. NETWORK APPLIANCE, HUMAN GENOME SCIENCES AND FOREST LABORATORIES ADDED TO THE POSITIVE PERFORMANCE OF THE PORTFOLIO.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MID-CAP GROWTH
      EQUITY PORTFOLIO AND THE RUSSELL MID-CAP GROWTH INDEX FROM INCEPTION
                            AND AT EACH QUARTER-END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        INSTITUTIONAL CLASS  SERVICE CLASS   INVESTOR A CLASS  INVESTOR B CLASS    INVESTOR C CLASS    RUSSELL MID CAP GROWTH INDEX
12/27/96    $10,000            $10,000            $9,550            $10,000            $10,000                   $10,000
3/31/97      $8,894             $8,930            $8,519             $8,920             $8,920                    $9,635
6/30/97     $10,528            $10,550           $10,066            $10,530            $10,530                   $11,053
9/30/97     $12,151            $12,170           $11,594            $12,110            $12,110                   $12,600
12/31/97    $11,474            $11,480           $10,944            $11,400            $11,400                   $12,253
3/31/98     $12,911            $12,913           $12,293            $12,782            $12,782                   $13,741
6/30/98     $13,081            $13,074           $12,446            $12,913            $12,913                   $13,732
9/30/98     $11,173            $11,158           $10,615            $10,997            $10,997                   $11,439
12/31/98    $14,036            $14,003           $13,313            $13,771            $13,771                   $14,468
3/31/99     $15,986            $15,940           $15,153            $15,649            $15,649                   $14,963
6/30/99     $17,986            $17,927           $17,021            $17,556            $17,556                   $16,522
9/30/99     $19,213            $19,128           $18,158            $18,687            $18,687                   $15,694
12/31/99    $31,028            $30,867           $29,298            $30,091            $30,091                   $21,891
3/31/00     $37,718            $37,495           $35,574            $36,474            $36,477                   $26,514
6/30/00     $34,188            $33,963           $32,183            $32,950            $32,960                   $24,549
9/30/00     $36,820            $36,557           $34,613            $34,327            $35,475                   $25,168

                                FOR PERIOD ENDING SEPTEMBER 30, 2000
----------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN
                                                1 Year          3 Year          From Inception
                                                ------          ------          --------------
  Institutional Class                           91.64%          44.70%               41.55%
  Service Class                                 91.13%          44.29%               41.14%
  Investor A Class (Load Adjusted)              82.03%          41.81%               39.11%
  Investor A Class (NAV)                        90.62%          44.00%               40.82%
  Investor B Class (Load Adjusted)              84.88%          42.39%               39.60%
  Investor B Class (NAV)                        89.38%          42.96%               39.92%
  Investor C Class (Load Adjusted)              88.30%          42.94%               39.91%
  Investor C Class (NAV)                        89.30%          42.94%               39.91%
----------------------------------------------------------------------------------------------------

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B AND INVESTOR C
SHARES WAS 12/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 18 FOR FURTHER INFORMATION ON HOW
PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        SMALL CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $564.0 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL 2000 VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS LESS THAN $2 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o DURING THE PERIOD TECHNOLOGY AND OTHER "GROWTH" SECTORS, LIKE TELECOMMUNICATIONS AND BIOTECHNOLOGY, FELL IN AND OUT OF MARKET FAVOR. TECHNOLOGY STOCKS SURGED AHEAD IN THE FIRST FIVE MONTHS OF THE PERIOD, BUT FELL DRAMATICALLY IN MARCH AND APRIL. SINCE THEN, THESE SECTORS HAVE BEEN EXTREMELY VOLATILE AND HAVE YET TO REACH THEIR EARLY YEAR HIGHS. AS THE YEAR PROGRESSED, THE MARKET BEGAN TO LOOK MORE FAVORABLY ON "TRADITIONAL VALUE" SECTORS, AND THE PORTFOLIO WAS REWARDED FOR ITS HOLDINGS IN MORE TRADITIONAL VALUE SECTORS LIKE CAPITAL GOODS, COMMERCIAL SERVICES, HEALTHCARE, CONSUMER NON-CYCLICALS, ENERGY AND FINANCIALS.
     o UNTIL MAY, RISING INTEREST RATES AND UNCERTAINTY OVER THE FUTURE DIRECTION OF RATES TOOK AWAY FROM POTENTIAL STOCK PERFORMANCE IN THE SMALL CAP VALUE MARKET, PARTICULARLY IN THE FINANCIAL SECTOR. SINCE THEN, STOCK SELECTION IN BANKING AND INSURANCE HAS CONTRIBUTED POSITIVELY TO RELATIVE PERFORMANCE. THE PORTFOLIO CAPITALIZED ON THE EARLY TECHNOLOGY RALLIES THROUGH AN OVERWEIGHT IN TECHNOLOGY RELATIVE TO THE RUSSELL 2000 VALUE INDEX, BUT MAINTAINED ITS VALUE FOCUS REMAINING UNDERWEIGHT IN TECHNOLOGY RELATIVE TO THE RUSSELL 2000 INDEX. AS MARKET FAVOR SHIFTED TOWARD TRADITIONAL VALUE SECTORS, THE PORTFOLIO'S PERFORMANCE WAS HURT SOMEWHAT RELATIVE TO THE RUSSELL 2000 VALUE INDEX, BUT REBOUNDED AND OUTPERFORMED FOR THE PERIOD DUE TO ITS OVERWEIGHT IN FINANCIALS, UTILITIES, CONSUMER CYCLICALS AND HEALTHCARE.
     o AUDIOVOX, ARTHUR GALLAGHER, SUIZA FOOD CORPORATION AND MITCHELL ENERGY WERE A FEW EXAMPLES OF STOCKS IN MANY DIFFERENT SECTORS THAT HAD POSITIVE IMPACTS ON THE PORTFOLIO.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP VALUE
        EQUITY PORTFOLIO AND THE RUSSELL 2000 VALUE INDEX FROM INCEPTION
                          AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        INSTITUTIONAL CLASS  SERVICE CLASS   INVESTOR A CLASS  INVESTOR B CLASS    INVESTOR C CLASS      RUSSELL 2000 VALUE INDEX
4/13/92     $10,000            $10,000            $9,550            $10,000            $10,000                   $10,000
6/30/92      $9,680             $9,680            $9,244             $9,680             $9,680                    $9,657
9/30/92     $10,151            $10,151            $9,694            $10,151            $10,151                    $9,933
12/31/92    $11,686            $11,686           $11,160            $11,686            $11,686                   $11,416
3/31/93     $12,412            $12,412           $11,854            $12,412            $12,412                   $11,903
6/30/93     $12,251            $12,251           $11,699            $12,251            $12,251                   $12,162
9/30/93     $13,233            $13,232           $12,637            $13,232            $13,232                   $13,225
12/31/93    $13,866            $13,856           $13,228            $13,851            $13,851                   $13,596
3/31/94     $13,608            $13,599           $12,973            $13,584            $13,584                   $13,236
6/30/94     $13,349            $13,322           $12,707            $13,306            $13,306                   $12,720
9/30/94     $14,061            $14,022           $13,378            $14,009            $14,009                   $13,603
12/31/94    $13,800            $13,768           $13,125            $13,733            $13,733                   $13,350
3/31/95     $14,256            $14,212           $13,548            $14,154            $14,154                   $13,965
6/30/95     $15,085            $15,028           $14,311            $14,933            $14,933                   $15,274
9/30/95     $16,513            $16,428           $15,644            $16,297            $16,297                   $16,783
12/31/95    $16,994            $16,898           $16,091            $16,732            $16,732                   $17,147
3/31/96     $17,903            $17,797           $16,923            $17,583            $17,583                   $18,023
6/30/96     $18,519            $18,383           $17,474            $18,123            $18,123                   $18,925
9/30/96     $18,599            $18,449           $17,530            $18,146            $18,146                   $18,991
12/31/96    $20,369            $20,203           $19,203            $19,829            $19,829                   $19,979
3/31/97     $20,206            $20,015           $19,016            $19,210            $19,210                   $18,946
6/30/97     $24,603            $24,362           $23,139            $23,325            $23,325                   $21,805
9/30/97     $30,016            $29,686           $28,184            $28,370            $28,370                   $24,616
12/31/97    $30,280            $29,911           $28,392            $28,534            $28,534                   $25,030
3/31/98     $32,657            $32,241           $30,578            $30,677            $30,677                   $27,120
6/30/98     $30,942            $30,507           $28,939            $28,966            $28,966                   $26,141
9/30/98     $24,902            $24,540           $23,270            $23,239            $23,239                   $21,467
12/31/98    $28,396            $27,965           $26,512            $26,425            $26,425                   $23,414
3/31/99     $24,225            $23,835           $22,572            $22,483            $22,483                   $21,145
6/30/99     $28,416            $27,939           $26,445            $26,280            $26,280                   $24,644
9/30/99     $26,202            $25,738           $24,369            $24,154            $24,154                   $22,715
12/31/99    $27,020            $26,525           $25,098            $24,830            $24,830                   $23,062
3/31/00     $27,700            $27,167           $25,695            $25,386            $25,404                   $23,941
6/30/00     $28,146            $27,588           $26,094            $25,724            $25,724                   $24,405
9/30/00     $30,696            $30,060           $28,413            $27,952            $27,969                   $26,197

                                FOR PERIOD ENDING SEPTEMBER 30, 2000
----------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN
                                             1 Year        3 Year        5 Year       From Inception
                                             ------        ------        ------       --------------
  Institutional Class                        17.15%         0.75%        11.16%            12.93%
  Service Class                              16.80%         0.42%        10.82%            12.66%
  Investor A Class (Load Adjusted)           11.37%        (1.26)%        9.64%            11.91%
  Investor A Class (NAV)                     16.60%         0.27%        10.65%            12.52%
  Investor B Class (Load Adjusted)           11.22%        (2.02)%        9.55%            11.96%
  Investor B Class (NAV)                     15.72%        (0.49)%        9.83%            11.96%
  Investor C Class (Load Adjusted)           14.79%        (0.47)%        9.84%            11.96%
  Investor C Class (NAV)                     15.79%        (0.47)%        9.84%            11.96%
----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE
THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE
INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/13/92;
INVESTOR A SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; AND INVESTOR C
SHARES, 10/1/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 18 FOR FURTHER INFORMATION ON HOW
PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        SMALL CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $2.8 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 2000 GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS LESS THAN $2 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o INVESTOR APPETITE FOR TELECOMMUNICATIONS, BUSINESS-TO-BUSINESS E-COMMERCE, INTERNET-ENABLING TECHNOLOGY COMPANIES AND OTHER TECHNOLOGY RELATED ISSUES DROVE THE MARKET DURING THE FIRST HALF OF THE PERIOD. SCIENCE AND TECHNOLOGY, ESPECIALLY ELECTRONIC TECHNOLOGY AND HEALTH TECHNOLOGY, WERE THE KEY DRIVERS OF THE PORTFOLIO'S PERFORMANCE. IN THE SECOND HALF OF THE PERIOD, THE PORTFOLIO'S RETURNS WERE HURT DUE TO THE POOR PERFORMANCE OF SEMICONDUCTOR STOCKS. IN ADDITION, GROWTH AND SMALL CAP STOCKS SUFFERED FROM VALUATION CONCERNS AT THE END OF SEPTEMBER. THIS WAS SLIGHTLY OFFSET IN AUGUST WHEN INVESTORS ANTICIPATED A MORE ROBUST ECONOMY. UTILITIES BENEFITED THIS YEAR DUE TO THE RISING ENERGY COSTS AND HEALTH CARE REMAINED STRONG DUE TO AN INTEREST IN HEALTH TECHNOLOGY.
     o STOCK SELECTION AND OVERWEIGHTS VERSUS THE BENCHMARK IN ELECTRONIC TECHNOLOGY, UTILITIES AND HEALTH TECHNOLOGY HAVE BEEN THE KEY DRIVERS OF THE PORTFOLIO'S PERFORMANCE. CALPINE, SDL, AND MERCURY INTERACTIVE ARE REPRESENTATIVE OF STOCKS HELD IN THE PORTFOLIO IN THESE SECTORS. UNDERWEIGHTS IN RETAIL TRADE AND CONSUMER SERVICES ALSO HELPED THE PERFORMANCE OF THE PORTFOLIO.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP GROWTH
        EQUITY PORTFOLIO AND THE RUSSELL 2000 GROWTH INDEX FROM INCEPTION
                          AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        INSTITUTIONAL CLASS  SERVICE CLASS   INVESTOR A CLASS  INVESTOR B CLASS    INVESTOR C CLASS      RUSSELL 2000 GROWTH INDEX
9/14/93     $10,000            $10,000            $9,550            $10,000            $10,000                   $10,000
9/30/93     $10,470            $10,470            $9,956            $10,470            $10,470                   $10,141
12/31/93    $10,379            $10,374            $9,904            $10,371            $10,371                   $10,407
3/31/94      $9,858             $9,854            $9,398             $9,841             $9,841                    $9,984
6/30/94      $9,169             $9,143            $8,729             $9,141             $9,141                    $9,357
9/30/94     $10,170            $10,144            $9,666            $10,121            $10,121                   $10,231
12/31/94    $10,990            $10,955           $10,439            $10,931            $10,931                   $10,155
3/31/95     $11,672            $11,635           $11,079            $11,601            $11,601                   $10,711
6/30/95     $13,195            $13,146           $12,512            $13,101            $13,101                   $11,773
9/30/95     $15,100            $15,026           $14,307            $14,981            $14,981                   $13,111
12/31/95    $16,213            $16,066           $15,282            $16,002            $16,002                   $13,304
3/31/96     $18,291            $18,107           $17,221            $17,993            $17,993                   $14,069
6/30/96     $20,941            $20,719           $19,695            $20,534            $20,534                   $14,891
9/30/96     $22,025            $21,809           $20,717            $21,535            $21,535                   $14,763
12/31/96    $21,332            $21,110           $20,040            $20,784            $20,784                   $14,803
3/31/97     $17,182            $16,989           $16,114            $16,190            $16,190                   $13,240
6/30/97     $20,921            $20,678           $19,608            $20,267            $20,267                   $15,564
9/30/97     $25,524            $25,197           $23,883            $24,650            $24,650                   $18,197
12/31/97    $23,293            $22,964           $21,772            $22,449            $22,449                   $16,705
3/31/98     $25,534            $25,153           $23,829            $24,528            $24,528                   $18,689
6/30/98     $24,566            $24,177           $22,909            $23,517            $23,517                   $17,615
9/30/98     $19,923            $19,552           $18,554            $19,006            $19,006                   $13,676
12/31/98    $25,009            $24,516           $23,256            $23,788            $23,788                   $16,909
3/31/99     $25,692            $25,173           $23,884            $24,369            $24,369                   $16,625
6/30/99     $26,841            $26,273           $24,923            $25,380            $25,380                   $19,077
9/30/99     $28,878            $28,257           $26,787            $27,233            $27,233                   $18,139
12/31/99    $43,132            $42,170           $39,974            $40,558            $40,558                   $24,195
3/31/00     $51,901            $50,693           $48,041            $48,653            $48,670                   $26,443
6/30/00     $56,785            $55,493           $52,672            $53,363            $53,396                   $28,394
9/30/00     $56,864            $55,527           $52,640            $53,283            $53,315                   $27,267

                                FOR PERIOD ENDING SEPTEMBER 30, 2000
----------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN
                                             1 Year         3 Year        5 Year       From Inception
                                             ------         ------        ------       --------------
  Institutional Class                        63.03%         22.64%        25.54%            24.59%
  Service Class                              62.51%         22.15%        25.04%            24.15%
  Investor A Class (Load Adjusted)           54.65%         20.15%        23.70%            23.15%
  Investor A Class (NAV)                     61.96%         22.02%        24.84%            23.96%
  Investor B Class (Load Adjusted)           56.62%         20.39%        23.81%            23.35%
  Investor B Class (NAV)                     61.12%         21.19%        23.97%            23.35%
  Investor C Class (Load Adjusted)           60.07%         21.18%        23.97%            23.34%
  Investor C Class (NAV)                     61.07%         21.18%        23.97%            23.34%
----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE
THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE
INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/14/93;
SERVICE AND INVESTOR A SHARES, 9/15/93; INVESTOR B SHARES, 1/18/96; AND INVESTOR C SHARES, 9/6/96.
SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 18 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS
CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                           MICRO-CAP EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $607.9 MILLION

PERFORMANCE BENCHMARK:
     WILSHIRE QUANTUM MICRO CAP INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS BETWEEN $25 MILLION AND $500 MILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE PORTFOLIO OUTPERFORMED THE WILSHIRE QUANTUM MICRO CAP INDEX FOR THE PERIOD BUT PERFORMANCE LAGGED IN THE SECOND AND THIRD QUARTERS DUE TO THE PORTFOLIO'S OVERWEIGHT IN TECHNOLOGY. TECHNOLOGY'S GROWTH SECTORS, ESPECIALLY WITHIN SMALLER MARKET CAPITALIZATIONS, SUFFERED FURTHER AFTER ANALYSTS DOWNGRADED THE SEMICONDUCTOR SECTOR IN JULY.
     o GROWTH IN THE MICRO-CAP SECTOR HAS PRIMARILY RESULTED FROM TECHNOLOGY COMPANIES THAT ARE FOCUSED ON THE FASTEST-GROWING SECTORS OF THE ECONOMY. AT ONE END OF THE SPECTRUM ARE COMPANIES DESIGNING AND MANUFACTURING THE COMPONENTS AND SOFTWARE THAT COMPRISE THE EQUIPMENT AT THE HEART OF THE INTERNET, AND AT THE OTHER END ARE CONSULTING COMPANIES THAT ARE HELPING THE MORE TRADITIONAL COMPANIES PLAN AND IMPLEMENT E-BUSINESS STRATEGIES.
     o DESPITE A WEAK SECOND HALF OF THE YEAR, ELECTRONIC TECHNOLOGY AND HEALTH TECHNOLOGY HAVE BEEN THE KEY DRIVERS OF THE PORTFOLIO'S PERFORMANCE. TITAN PHARMACEUTICALS, BIOSOURCE, ANAREN MICROWAVE AND NATURAL MICROSYSTEMS ARE REPRESENTATIVE OF STOCKS HELD IN THE PORTFOLIO IN THESE SECTORS. AT TIMES, UNDERWEIGHTING IN RETAIL TRADE AND OVERWEIGHTING IN ENERGY HAVE ALSO HELPED THE PERFORMANCE OF THE PORTFOLIO.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MICRO-CAP EQUITY PORTFOLIO AND THE WILSHIRE MICRO CAP INDEX FROM INCEPTION AND AT EACH
                                  QUARTER-END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        INSTITUTIONAL CLASS  SERVICE CLASS   INVESTOR A CLASS  INVESTOR B CLASS    INVESTOR C CLASS         WILSHIRE MICRO CAP
5/1/98      $10,000            $10,000            $9,550            $10,000            $10,000                   $10,000
5/31/98     $10,570            $10,570           $10,042            $10,570            $10,570                    $9,506
6/30/98     $10,951            $10,951           $10,403            $10,951            $10,951                    $9,461
7/31/98     $10,861            $10,861           $10,318            $10,861            $10,861                    $8,860
8/31/98      $8,710             $8,710            $8,275             $8,701             $8,701                    $6,995
9/30/98      $9,391             $9,391            $8,911             $9,370             $9,370                    $7,251
10/31/98     $9,051             $9,051            $8,589             $9,020             $9,020                    $7,404
11/30/98    $10,960            $10,950           $10,394            $10,910            $10,910                    $7,974
12/31/98    $13,031            $13,010           $12,351            $12,960            $12,960                    $9,017
1/31/99     $13,880            $13,860           $13,159            $13,789            $13,789                    $9,431
2/28/99     $13,131            $13,110           $12,446            $13,039            $13,039                    $8,785
3/31/99     $15,880            $15,850           $15,039            $15,739            $15,739                    $8,308
4/30/99     $16,700            $16,660           $15,809            $16,539            $16,539                    $8,573
5/31/99     $17,061            $17,020           $16,151            $16,889            $16,889                    $8,783
6/30/99     $20,950            $20,811           $19,819            $20,710            $20,710                    $9,495
7/31/99     $21,520            $21,379           $20,350            $21,261            $21,261                    $9,588
8/31/99     $23,799            $23,630           $22,497            $23,480            $23,480                    $9,298
9/30/99     $24,730            $24,547           $23,372            $24,380            $24,380                    $9,178
12/31/00    $41,897            $41,558           $39,536            $41,180            $41,180                   $11,695
3/31/00     $55,262            $54,777           $52,092            $54,143            $54,147                   $14,118
6/30/00     $53,201            $52,679           $50,097            $51,977            $51,970                   $12,759
9/30/00     $50,360            $49,829           $47,367            $47,329            $49,050                   $12,735

                      FOR PERIOD ENDING SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                                  1 Year         From Inception
                                                  -------        --------------
  Institutional Class                             103.63%            95.02%
  Service Class                                   102.98%            94.47%
  Investor A Class (Load Adjusted)                 92.58%            90.12%
  Investor A Class (NAV)                          102.68%            94.22%
  Investor B Class (Load Adjusted)                 96.67%            92.33%
  Investor B Class (NAV)                          101.17%            92.90%
  Investor C Class (Load Adjusted)                100.12%            92.89%
  Investor C Class (NAV)                          101.12%            92.89%
--------------------------------------------------------------------------------
THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS:
INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B, AND INVESTOR C SHARES WAS 5/1/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 18 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                      GLOBAL SCIENCE & TECHNOLOGY PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $136.0 MILLION

PERFORMANCE BENCHMARK:
     S&P 500

INVESTMENT APPROACH:
     SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING IN U.S. AND FOREIGN COMPANIES WITH MARKET CAPITALIZATIONS GREATER THAN $25 MILLION. THE MANAGER SCREENS FOR COMPANIES IN THE SCIENCE AND TECHNOLOGY SECTORS WITH EARNINGS GROWTH POTENTIAL OF 20% OR HIGHER.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE PORTFOLIO, WHICH STARTED MAY 15, BEGAN IN A DIFFICULT MARKET ENVIRONMENT. ALTHOUGH THE YEAR 2000 BEGAN WITH U.S. EQUITY MARKETS FOCUSED ALMOST EXCLUSIVELY ON GROWTH ISSUES, VALUE STOCKS STAGED A RALLY EARLY IN THE SECOND QUARTER AS INVESTORS BECAME WARY OF THE TECHNOLOGY, TELECOM, AND BIOTECHNOLOGY INDUSTRIES AND INTEREST SHIFTED TO COMPANIES WITH MORE TRADITIONAL VALUATIONS. AS A RESULT, THE MANAGER'S INVESTMENT PROCESS DIRECTED THE PORTFOLIO TOWARDS U.S. LARGE CAP STOCKS. THE INITIAL INVESTMENTS EMPHASIZED THE DOMESTIC MARKET, GROWTH COMPANIES WITH POSITIVE EARNINGS AND COMPANIES IN THE MID TO LARGE CAPITALIZATION RANGE.
     o AS INVESTORS BECAME MORE COMFORTABLE WITH THE FED'S STANCE REGARDING INTEREST RATES AND THE ABILITY OF COMPANIES TO MEET AND BEAT EARNINGS EXPECTATIONS, THE MARKET BEGAN TO ROTATE BACK TOWARD GROWTH-ORIENTED NAMES. THE DOMESTIC MARKET STAGED A STRONG RALLY FROM APRIL OF 2000 THROUGH SEPTEMBER OF 2000, BUT INTERNATIONAL MARKETS REMAINED UNINSPIRING AND INVESTMENTS WERE MADE ON A VERY SELECTIVE BASIS.
     o THE STRONG CASH INFLOW THAT BUILT UP WAS USED PRIMARILY TO INVEST IN U.S. STOCKS, WHICH WE WILL CONTINUE TO FOCUS ON UNTIL THERE IS A CHANGE IN THE GLOBAL ECONOMY. AS OF SEPTEMBER 30, 2000, CLOSE TO 50% OF THE PORTFOLIO WAS IN TECHNOLOGY, 20% IN HEALTHCARE, 20% IN CASH, AND 10% IN FOREIGN STOCKS. TOP PERFORMING STOCKS IN THE PORTFOLIO INCLUDE EMC CORP AND SUN MICROSYSTEMS.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GLOBAL SCIENCE &
         TECHNOLOGY PORTFOLIO AND THE S&P 500 FROM INCEPTION AND AT EACH
                                   MONTH END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        INSTITUTIONAL CLASS  SERVICE CLASS   INVESTOR A CLASS  INVESTOR B CLASS    INVESTOR C CLASS              S&P 500
5/15/00     $10,000            $10,000            $9,500            $10,000            $10,000                   $10,000
5/31/00      $9,600             $9,600            $9,120             $9,600             $9,600                    $9,781
6/30/00     $11,400            $11,400           $10,830            $11,390            $11,390                   $10,023
7/31/00     $10,840            $10,840           $10,298            $10,821            $10,821                    $9,866
8/31/00     $12,530            $12,521           $11,894            $12,491            $12,491                   $10,479
9/30/00     $12,490            $12,480           $11,847            $11,881            $12,316                    $9,925

                      FOR PERIOD ENDING SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
                                  TOTAL RETURN
                                                        From Inception
                                                        --------------
  Institutional Class                                       24.90%
  Service Class                                             24.80%
  Investor A Class (Load Adjusted)                          18.46%
  Investor A Class (NAV)                                    24.70%
  Investor B Class (Load Adjusted)                          19.90%
  Investor B Class (NAV)                                    24.40%
  Investor C Class (Load Adjusted)                          23.40%
  Investor C Class (NAV)                                    24.40%
--------------------------------------------------------------------------------
THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS:
INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B, AND INVESTOR C SHARES WAS 5/15/00. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 18 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                            EUROPEAN EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $5.8 MILLION

PERFORMANCE BENCHMARK:
     MSCI EUROPE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES ISSUED BY EUROPEAN COMPANIES WITH A MARKET CAPITALIZATION OF AT LEAST $1 BILLION. THE MANAGER WILL INVEST PRIMARILY IN "GROWTH" STOCKS; HOWEVER HE MAY ALSO TAKE ADVANTAGE OF OPPORTUNITIES IN "VALUE" STOCKS AT APPROPRIATE POINTS IN THE MARKET OR ECONOMIC CYCLE.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE PORTFOLIO TOOK A DEFENSIVE POSITION AFTER ITS LAUNCH ON JUNE 23RD IN EXPECTATION OF DULL TRADING IN EUROPEAN MARKETS OVER THE SUMMER MONTHS.
     o SINCE THE COLLAPSE OF THE TECHNOLOGY, MEDIA, AND TELECOM SECTORS IN MARCH AND APRIL, THE MARKET HAS BEEN TRADING IN A TIGHT RANGE OF 3-4%. FURTHERMORE, THE EURO HAS BEEN WEAK, INFLATION IS PICKING UP, AND THERE HAS BEEN HEAVY NEW EQUITY SUPPLY. HOWEVER, MOMENTUM IS IN A POSITIVE UPWARD TREND FOR THE EURO, ANALYSTS ARE ANTICIPATING SUBSTANTIAL RETAIL FLOWS, THE INTEREST RATE CYCLE IS TOPPING OUT ALONG WITH OIL PRICES, AND THE MANAGER IS HOPEFUL OF BETTER SUPPORT FROM THE GLOBAL EQUITY MARKETS.
     o SINCE THE END OF AUGUST, THE MANAGER HAS TRIMMED THE PORTFOLIO'S OVERWEIGHT IN HEALTHCARE TO A SLIGHT UNDERWEIGHT POSITION. THE MANAGER INVESTED THE PROCEEDS IN COMPANIES LIKE PORTUGAL TELECOM AND GRANADA COMPASS, TRYING TO ACHIEVE A MORE DYNAMIC GROWTH PROFILE FOR THE PORTFOLIO. FINANCIALS ARE OVERWEIGHT 10-12% VERSUS THE MSCI EUROPE INDEX.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.



  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE EUROPEAN EQUITY
    PORTFOLIO AND THE MSCI EUROPE INDEX FROM INCEPTION AND AT EACH MONTH END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        INSTITUTIONAL CLASS  SERVICE CLASS   INVESTOR A CLASS  INVESTOR B CLASS    INVESTOR C CLASS            MSCI EUROPE
6/23/00     $10,000            $10,000            $9,500            $10,000            $10,000                   $10,000
6/30/00     $10,340            $10,340            $9,823            $10,340            $10,340                   $10,060
7/31/00     $10,050            $10,050            $9,548            $10,040            $10,040                    $9,900
8/31/00      $9,921             $9,921            $9,425             $9,901             $9,911                    $9,783
9/30/00      $9,511             $9,491            $9,026             $9,054             $9,386                    $9,325

                      FOR PERIOD ENDING SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
                                  TOTAL RETURN
                                                        From Inception
                                                        --------------
  Institutional Class                                       (4.90)%
  Service Class                                             (5.10)%
  Investor A Class (Load Adjusted)                          (9.75)%
  Investor A Class (NAV)                                    (5.00)%
  Investor B Class (Load Adjusted)                          (9.50)%
  Investor B Class (NAV)                                    (5.20)%
  Investor C Class (Load Adjusted)                          (6.10)%
  Investor C Class (NAV)                                    (5.20)%
--------------------------------------------------------------------------------
THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS:
INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B, AND INVESTOR C SHARES WAS 6/23/00. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 18 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                         INTERNATIONAL EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $1.3 BILLION

PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX ("EAFE").

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF ISSUERS IN COUNTRIES INCLUDED IN THE EAFE INDEX. WITHIN THIS UNIVERSE, A STOCK SPECIFIC, CONCENTRATED PORTFOLIO APPROACH IS PURSUED, WITH THE PORTFOLIO INVESTING IN STOCKS WHOSE EARNINGS ARE IN A STRONG GROWTH TREND, OR WHICH THE MANAGER BELIEVES ARE UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000, INTERNATIONAL EQUITY MARKETS POSTED NEGATIVE RETURNS AS MEASURED BY THE EAFE INDEX, RETURNING -11.7%. THIS POOR PERFORMANCE WAS IN STARK CONTRAST TO THE PREVIOUS SIX MONTHS, WHEN THE EAFE INDEX RETURNED 16.96%.
     o THE KEY TREND IN THE BEGINNING OF THE PERIOD WAS INVESTOR FOCUS ON THE TECHNOLOGY, TELECOM AND MEDIA SECTORS. DURING THIS PERIOD, THE PORTFOLIO WAS CONCENTRATED ON CONTINENTAL EUROPEAN EQUITIES, PARTICULARLY IN THE TECHNOLOGY AND MEDIA SECTORS. THESE STOCKS WERE VERY STRONG IN THE YEAR-END RALLY, AND THIS STRENGTH CONTINUED UNTIL THE END OF MARCH, WHEN PROFIT-TAKING IN THE NASDAQ STARTED TO IMPACT OVERSEAS STOCKS. INVESTORS BEGAN TO TURN AWAY FROM TECHNOLOGY RELATED STOCKS AND THE PORTFOLIO SUBSTANTIALLY REDUCED ITS EXPOSURE TO EUROPEAN TELECOM STOCKS.
     o THE PORTFOLIO'S ROTATION OUT OF TELECOM OPERATORS MOVED IN THE DIRECTION OF DEFENSIVE SECTORS SUCH AS CONSUMER STAPLES, HEALTHCARE, FINANCIALS AND ENERGY. THIS HELPED PERFORMANCE AS PHARMACEUTICALS, OIL AND GAS, FINANCIALS AND UTILITIES GENERALLY PERFORMED WELL ACROSS THE INTERNATIONAL MARKETS.
     o ALTHOUGH THE TREND AGAINST TECHNOLOGY WAS MOST NOTICEABLE IN JAPAN, SOME OF THE OLD ECONOMY JAPANESE STOCKS PERFORMED VERY WELL. IN THE THIRD QUARTER, THE STRONGEST PERFORMANCE IN THE PACIFIC CAME FROM HONG KONG, WHERE AN OVERWEIGHT POSITION IN BANKS AND PROPERTY WAS BENEFICIAL.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL EQUITY PORTFOLIO AND THE EAFE INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    INSTITUTIONAL CLASS    SERVICE CLASS  INVESTOR A CLASS   INVESTOR B CLASS    INVESTOR C CLASS           MSCI EAFE INDEX
4/27/92     $10,000            $10,000            $9,500            $10,000            $10,000                   $10,000
6/30/92     $10,429            $10,429            $9,908            $10,430            $10,430                    $9,529
9/30/92      $9,938             $9,938            $9,442             $9,939             $9,939                    $9,682
12/31/92     $9,816             $9,816            $9,327             $9,817             $9,817                    $9,317
3/31/93     $10,962            $10,962           $10,415            $10,963            $10,963                   $10,443
6/30/93     $11,602            $11,602           $11,024            $11,604            $11,604                   $11,502
9/30/93     $12,692            $12,692           $12,058            $12,693            $12,693                   $12,273
Dec-93      $13,435            $13,423           $12,747            $13,418            $13,418                   $12,386
3/31/94     $13,591            $13,569           $12,886            $13,564            $13,564                   $12,827
6/30/94     $13,643            $13,621           $12,916            $13,596            $13,596                   $13,492
9/30/94     $14,050            $14,007           $13,293            $13,992            $13,992                   $13,513
12/31/94    $13,468            $13,428           $12,732            $13,392            $13,392                   $13,385
3/31/95     $13,371            $13,332           $12,630            $13,263            $13,263                   $13,644
6/30/95     $13,854            $13,796           $13,069            $13,692            $13,692                   $13,753
9/30/95     $14,394            $14,318           $13,560            $14,185            $14,185                   $14,337
12/31/95    $14,807            $14,730           $13,954            $14,580            $14,580                   $14,929
3/31/96     $15,165            $15,076           $14,271            $14,877            $14,877                   $15,371
6/30/96     $15,849            $15,733           $14,893            $15,496            $15,496                   $15,625
9/30/96     $15,548            $15,422           $14,587            $15,152            $15,152                   $15,616
12/31/96    $16,070            $15,929           $15,068            $15,626            $15,626                   $15,876
3/31/97     $15,960            $15,795           $14,942            $15,470            $15,470                   $15,638
6/30/97     $17,699            $17,501           $16,530            $17,095            $17,095                   $17,679
9/30/97     $17,869            $17,658           $16,679            $17,215            $17,215                   $17,566
12/31/97    $16,914            $16,698           $15,758            $16,245            $16,245                   $16,201
3/31/98     $19,350            $19,085           $18,010            $18,530            $18,530                   $18,596
6/30/98     $19,487            $19,198           $18,093            $18,591            $18,591                   $18,806
9/30/98     $16,611            $16,363           $15,419            $15,806            $15,806                   $16,145
12/31/98    $19,525            $19,219           $18,124            $18,521            $18,521                   $19,495
3/31/99     $19,819            $19,498           $18,361            $18,740            $18,740                   $19,779
6/30/99     $20,668            $20,333           $19,110            $18,816            $19,501                   $20,296
9/30/99     $21,337            $20,969           $19,710            $19,363            $20,068                   $21,201
12/31/99    $25,569            $25,102           $23,585            $23,137            $23,979                   $24,816
3/31/00     $24,479            $24,010           $22,557            $22,085            $22,872                   $24,793
6/30/00     $23,437            $22,980           $21,573            $21,073            $21,838                   $23,826
9/30/00     $21,365            $20,935           $19,647            $19,166            $19,861                   $21,904

                                FOR PERIOD ENDING SEPTEMBER 30, 2000
----------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN
                                           1 Year         3 Year        5 Year       From Inception
                                           ------         ------        ------       --------------
  Institutional Class                       0.12%         6.18%         8.24%              9.43%
  Service Class                            (0.15)%        5.84%         7.90%              9.16%
  Investor A Class (Load Adjusted)         (5.29)%        3.81%         6.60%              8.34%
  Investor A Class (NAV)                   (0.32)%        5.61%         7.70%              9.00%
  Investor B Class (Load Adjusted)         (5.51)%        3.81%         6.66%              8.48%
  Investor B Class (NAV)                   (1.03)%        4.88%         6.97%              8.48%
  Investor C Class (Load Adjusted)         (1.98)%        4.88%         6.97%              8.48%
  Investor C Class (NAV)                   (1.03)%        4.88%         6.97%              8.48%
----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE
THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE
INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/27/92;
INVESTOR A SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; AND INVESTOR C
SHARES, 12/5/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 18 FOR FURTHER INFORMATION ON HOW
PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $226.1 MILLION

PERFORMANCE BENCHMARK:
     SALOMON BROTHERS EXTENDED MARKETS WORLD EX-U.S. INDEX
(EMW INDEX)

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF SMALL CAP COMPANIES IN COUNTRIES INCLUDED IN THE EMW INDEX, THAT THE MANAGER BELIEVES WILL APPRECIATE. THE PORTFOLIO MAY ALSO INVEST UP TO 20% OF ITS ASSETS IN STOCKS FROM EMERGING MARKET COUNTRIES. THE STOCKS IN THE PORTFOLIO WILL GENERALLY HAVE A MARKET CAPITALIZATION BELOW $5 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o INVESTORS BEGAN THE YEAR ALMOST SINGLE-MINDEDLY FOCUSED ON GROWTH, PARTICULARLY IN THE ELECTRONIC TECHNOLOGY, SOFTWARE, DATA AND TELECOMMUNICATIONS SERVICES, COMMERCIAL SERVICES AND BIOTECHNOLOGY SECTORS. HOWEVER, AS THE YEAR MOVED ON, VALUE STOCKS CAME BACK INTO PLAY AS INVESTORS BECAME WARY OF THE TECHNOLOGY, TELECOM, AND BIOTECHNOLOGY INDUSTRIES AND INTEREST SHIFTED TO TRADITIONAL VALUATIONS.
     o AS MARKET SENTIMENT SHIFTED, THE PORTFOLIO WAS HURT BY ITS OVERWEIGHT IN TECHNOLOGY AND TELECOM. A LACK OF VIABLE AGGRESSIVE GROWTH INVESTMENT OPPORTUNITIES OUTSIDE OF TECHNOLOGY LED TO THE PORTFOLIO'S UNUSUAL CONCENTRATION IN THIS SECTOR. ALTHOUGH GLOBAL TECHNOLOGY SHARES STAGED A REBOUND TOWARDS THE END OF THE SECOND QUARTER, TELECOM CONTINUED TO COME UNDER PRESSURE DUE TO CONCERNS ABOUT OVER-SPENDING ON WIRELESS LICENSES AND COMPETITION.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL
       SMALL CAP EQUITY PORTFOLIO AND THE SALOMON EMW EX-US FROM INCEPTION
                            AND AT EACH QUARTER-END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        INSTITUTIONAL CLASS  SERVICE CLASS   INVESTOR A CLASS  INVESTOR B CLASS    INVESTOR C CLASS       SALOMON EMW EXUS
9/30/97     $10,000            $10,000            $9,500            $10,000            $10,000                $10,000
12/31/97     $9,458             $9,447            $8,996             $9,458             $9,458                 $8,943
3/31/98     $11,354            $11,343           $10,786            $11,324            $11,324                $10,431
6/30/98     $11,966            $11,954           $11,348            $11,896            $11,896                $10,393
9/30/98      $9,588             $9,587            $9,090             $9,508             $9,508                 $8,821
12/31/98    $10,510            $10,506            $9,934            $10,367            $10,367                 $9,982
3/31/99     $10,736            $10,709           $10,125            $10,568            $10,568                $10,123
6/30/99     $12,689            $12,649           $11,960            $12,452            $12,452                $10,746
9/30/99     $14,563            $14,488           $13,699            $14,247            $14,247                $11,292
12/31/99    $26,452            $26,316           $24,883            $25,829            $25,829                $12,329
3/31/00     $32,969            $32,748           $30,952            $32,088            $32,088                $12,579
6/30/00     $28,436            $28,239           $26,686            $27,605            $27,605                $12,359
9/30/00     $27,964            $27,756           $26,206            $26,255            $27,067                $11,856

                      FOR PERIOD ENDING SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                          1 Year       3 Year     From Inception
                                          ------       ------     --------------
  Institutional Class                     92.02%       41.15%         40.78%
  Service Class                           91.56%       40.78%         40.41%
  Investor A Class (Load Adjusted)        81.68%       38.06%         37.67%
  Investor A Class (NAV)                  91.30%       40.42%         40.05%
  Investor B Class (Load Adjusted)        85.48%       38.85%         38.58%
  Investor B Class (NAV)                  89.98%       39.45%         39.09%
  Investor C Class (Load Adjusted)        88.98%       39.45%         39.09%
  Investor C Class (NAV)                  89.98%       39.45%         39.09%
--------------------------------------------------------------------------------
THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS:
INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B, AND INVESTOR C SHARES WAS 9/26/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 18 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                          ASIA PACIFIC EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $2.9 MILLION

PERFORMANCE BENCHMARK:
     MSCI ALL COUNTRY ASIA PACIFIC INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES ISSUED BY ASIA PACIFIC REGION COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $500 MILLION, WHOSE EARNINGS, THE MANAGER BELIEVES, ARE IN A STRONG GROWTH TREND OR WHOSE STOCK THE MANAGER BELIEVES IS UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE PORTFOLIO OUTPERFORMED ITS BENCHMARK SINCE ITS INCEPTION IN JUNE PRIMARILY DUE TO ITS OVERWEIGHT IN JAPAN. AS THE U.S. ECONOMY SLOWED, DEMAND FOR JAPANESE STOCKS ROSE, BOOSTING THEIR PERFORMANCE.
     o WITHIN JAPAN, THE PORTFOLIO HAS INVESTED IN TECHNOLOGY, MACHINERY AND COMMUNICATIONS SECTORS. SHARP, TOPPAN PRINTING AND NTT TOCOMO ARE ALL COMPANIES IN THESE SECTORS. IN ADDITION, THE PORTFOLIO IS OVERWEIGHT IN JAPANESE FINANCIALS LIKE BANK OF TOKYO AND SUMITOMO BANK.
     o THE PORTFOLIO'S UNDERWEIGHT IN EMERGING MARKETS HAS ALSO ADDED TO ITS PERFORMANCE AS THE SMALLER ASIAN MARKETS CONTINUE TO STRUGGLE DUE TO A LARGE MIGRATION OF INVESTORS OUT OF THE SMALLER ASIAN ECONOMIES.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASIA PACIFIC EQUITY
      PORTFOLIO AND THE MSCI ALL COUNTRY ASIA PACIFIC INDEX FROM INCEPTION
                             AND AT EACH MONTH END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        INSTITUTIONAL CLASS  SERVICE CLASS   INVESTOR A CLASS  INVESTOR B CLASS    INVESTOR C CLASS    MSCI ALL COUNTRY ASIA PACIFIC
6/23/00     $10,000            $10,000            $9,500            $10,000            $10,000                   $10,000
6/30/00     $10,190            $10,190            $9,690            $10,190            $10,190                   $10,100
7/31/00      $9,390             $9,390            $8,892             $9,390             $9,390                    $9,175
8/31/00      $9,870             $9,861            $9,338             $9,861             $9,861                    $9,537
9/30/00      $9,250             $9,211            $8,749             $8,806             $9,138                    $8,899

                      FOR PERIOD ENDING SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
                                  TOTAL RETURN
                                                        From Inception
                                                        --------------
  Institutional Class                                       (7.50)%
  Service Class                                             (7.90)%
  Investor A Class (Load Adjusted)                         (12.51)%
  Investor A Class (NAV)                                    (7.90)%
  Investor B Class (Load Adjusted)                         (11.90)%
  Investor B Class (NAV)                                    (7.80)%
  Investor C Class (Load Adjusted)                          (8.60)%
  Investor C Class (NAV)                                    (7.70)%
--------------------------------------------------------------------------------
THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS:
INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B, AND INVESTOR C SHARES WAS 6/23/00. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 18 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $129.6 MILLION

PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX ("EMF")

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF ISSUERS IN EMERGING MARKETS (GENERALLY ANY COUNTRY CONSIDERED TO BE "EMERGING" OR "DEVELOPING" BY THE WORLD BANK, THE INTERNATIONAL FINANCE CORPORATION OR THE UNITED NATIONS). WITHIN THIS UNIVERSE, A STOCK SPECIFIC, CONCENTRATED PORTFOLIO APPROACH IS PURSUED WITH THE PORTFOLIO INVESTING IN STOCKS WHOSE EARNINGS ARE IN A STRONG GROWTH TREND, OR WHICH THE MANAGER BELIEVES ARE UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE TREND IN EMERGING MARKETS MIRRORED THAT IN DEVELOPED MARKETS OVER THE SIX MONTHS ENDED MARCH 31, 2000, BUT THE EQUITY RALLY IN THE FOURTH QUARTER OF 1999 WAS MUCH MORE POWERFUL. THE EQUITY RALLY ENDED IN THE SECOND QUARTER OF 2000, HOWEVER, WHEN EMERGING MARKETS SUCCUMBED TO NASDAQ-RELATED PROFIT TAKING. ASIA WAS WORST AFFECTED BY THE SELL-OFF WITH A DECLINE OF 13% IN THE SECOND QUARTER. ASIA ALSO BORE THE BRUNT OF THE WEAKNESS IN EMERGING MARKETS IN THE THIRD QUARTER. ASIAN MARKETS FELL 22% IN THE THIRD QUARTER, IMPACTED BY CONTINUED PROFIT-TAKING IN TECHNOLOGY STOCKS AND A RISING RISK PREMIUM AS INVESTORS BECAME CONCERNED ABOUT THE IMPACT OF HIGHER OIL PRICES ON GLOBAL ECONOMIC GROWTH.
     o THE PORTFOLIO HAS ADOPTED A DEFENSIVE POSTURE IN RECENT MONTHS WITH AN ABOVE AVERAGE CASH POSITION AND AN UNDERWEIGHT POSITION IN ASIA, A MODEST OVERWEIGHTING IN LATIN AMERICA (THROUGH BRAZIL AND MEXICO) AND A NEUTRAL WEIGHTING IN EUROPE, THE MIDDLE EAST AND AFRICA. ALTHOUGH MARKETS IN EUROPE, THE MIDDLE EAST AND AFRICA HAVE HELD UP VERY WELL, THEIR PERFORMANCE HAS BEEN VERY COUNTRY SPECIFIC WITH RUSSIA, ISRAEL, AND SOUTH AFRICA DOING WELL BUT THE OTHER MARKETS IN THE REGIONS GENERALLY DOING POORLY. RUSSIA HAS BEEN HELPED BY STRONG OIL PRICES. SOUTH AFRICA HAS DONE WELL IN PLATINUM AND DIAMOND STOCKS. THE BIG SURPRISE HAS BEEN ISRAEL, WHERE TECH-RELATED STOCKS HAVE GENERALLY BUCKED THE TECHNOLOGY TRENDS ELSEWHERE AND PRODUCED VERY POSITIVE RETURNS DURING THE THIRD QUARTER.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE EMERGING MARKETS
      PORTFOLIO AND THE MSCI EMERGING MARKETS FREE INDEX FROM INCEPTION AND
                            AT EACH FISCAL YEAR END.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        INSTITUTIONAL CLASS  SERVICE CLASS   INVESTOR A CLASS  INVESTOR B CLASS    INVESTOR C CLASS      MSCI EMERGING FREE INDEX
6/17/94     $10,000            $10,000            $9,500            $10,000            $10,000                   $10,000
6/30/94      $9,960             $9,960            $9,462             $9,960             $9,960                   $10,058
9/30/94     $10,560            $10,550           $10,013            $10,540            $10,540                   $12,076
12/31/94     $9,142             $9,131            $8,665             $9,121             $9,121                   $10,340
3/31/95      $8,071             $8,060            $7,637             $8,039             $8,039                    $9,060
6/30/95      $8,758             $8,736            $8,272             $8,707             $8,707                   $10,001
9/30/95      $8,478             $8,450            $7,997             $8,418             $8,418                    $9,937
12/31/95     $7,992             $7,955            $7,529             $7,925             $7,925                    $9,803
3/31/96      $8,810             $8,760            $8,291             $8,727             $8,727                   $10,413
6/30/96      $9,327             $9,267            $8,770             $9,221             $9,221                   $10,848
9/30/96      $9,069             $9,008            $8,515             $8,943             $8,943                   $10,456
12/31/96     $8,973             $8,905            $8,418             $8,820             $8,820                   $10,394
3/31/97     $10,197            $10,114            $9,552             $9,743             $9,743                   $11,274
6/30/97     $10,954            $10,856           $10,244            $10,436            $10,436                   $12,276
9/30/97     $10,080             $9,976            $9,411             $9,573             $9,573                   $11,175
12/31/97     $8,160             $8,073            $7,611             $7,730             $7,730                    $9,217
3/31/98      $8,117             $8,021            $7,561             $7,659             $7,659                    $9,788
6/30/98      $6,286             $6,218            $5,845             $5,913             $5,913                    $7,478
9/30/98      $4,677             $4,627            $4,349             $4,391             $4,391                    $5,832
12/31/98     $5,171             $5,101            $4,798             $4,841             $4,841                    $6,881
3/31/99      $5,406             $5,334            $5,007             $5,045             $5,045                    $7,737
6/30/99      $7,084             $6,978            $6,564             $6,597             $6,597                    $9,625
9/30/99      $6,507             $6,409            $6,025             $6,046             $6,046                    $9,129
12/31/99     $8,726             $8,584            $8,065             $8,068             $8,068                   $11,453
3/31/00      $8,597             $8,457            $7,944             $7,935             $7,935                   $11,731
6/30/00      $7,660             $7,524            $7,073             $7,036             $7,036                   $10,539
9/30/00      $6,626             $6,507            $6,101             $6,065             $6,056                    $9,169

                                FOR PERIOD ENDING SEPTEMBER 30, 2000
----------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN
                                             1 Year        3 Year        5 Year      From Inception
                                             ------        ------        ------      --------------
  Institutional Class                         1.82%        (13.06)%       (4.81)%          (6.33)%
  Service Class                               1.53%        (13.28)%       (5.09)%          (6.60)%
  Investor A Class (Load Adjusted)           (3.83)%       (14.93)%       (6.23)%          (7.56)%
  Investor A Class (NAV)                      1.27%        (13.45)%       (5.27)%          (6.79)%
  Investor B Class (Load Adjusted)           (4.16)%       (15.43)%       (6.39)%          (7.26)%
  Investor B Class (NAV)                      0.34%        (14.11)%       (5.87)%          (7.26)%
  Investor C Class (Load Adjusted)           (0.83)%       (14.16)%       (5.90)%          (7.29)%
  Investor C Class (NAV)                      0.17%        (14.16)%       (5.90)%          (7.29)%
----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE
THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE
INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, SERVICE
SHARES AND INVESTOR A SHARES, 6/17/94; INVESTOR B SHARES, 4/25/96; AND INVESTOR C SHARES, 3/21/97.
SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 18 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS
CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SELECT EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $1.9 BILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     SEEKS LONG-TERM CAPITAL APPRECIATION BY MAINTAINING COMPARABLE SECTOR WEIGHTINGS TO THE BENCHMARK WHILE OVERWEIGHTING OR UNDERWEIGHTING SPECIFIC SECURITIES WITHIN THOSE SECTORS AS THE MANAGER IDENTIFIES MARKET OPPORTUNITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o FROM SEPTEMBER 1999 THROUGH FEBRUARY 2000, THE U.S. EQUITY MARKET FOCUSED ALMOST EXCLUSIVELY ON GROWTH ISSUES; IN MARCH, THE VOLATILITY OF THE EQUITY MARKET CAUSED INVESTORS TO TURN TOWARD U.S. LARGE-CAP VALUE STOCKS. THE PORTFOLIO'S HOLDINGS ARE CURRENTLY WELL POSITIONED FOR A SLOWING ECONOMY WHERE STABLE EARNINGS GROWTH IS FAVORED IN LIGHT OF THE SEPTEMBER 2000 EARNINGS SHORTFALLS AND CONCERNS OF UNSUSTAINABLE GROWTH IN FASTER-GROWING SEGMENTS.
     o TECHNOLOGY STOCKS CONTINUED TO GAIN THROUGH FEBRUARY, BUT EXPERIENCED AN ABRUPT DROP IN MARCH. THIS SIGNALED A SHIFT IN MARKET SENTIMENT AS INVESTORS TURNED TO FINANCIAL ORIENTED ISSUES AND BASIC MATERIALS STOCKS. ENERGY AND UTILITIES CONTINUED TO DO WELL ON THE STRENGTH OF RISING ENERGY COSTS. IN EARLY MARCH 2000, THE PORTFOLIO OVERWEIGHTED TECHNOLOGY AND UNDERWEIGHTED CONSUMER NONCYCLICAL STOCKS BASED ON THE STRENGTH OF EARNINGS GROWTH IN TECHNOLOGY. AS IT TURNED OUT, THE TIMING WAS POOR. THE MANAGER CONTINUES TO BELIEVE THAT FOCUSING ON STRONG EARNINGS GROWTH WILL LEAD TO OUTPERFORMANCE.
     o AS OF SEPTEMBER 30, 2000 THE PORTFOLIO'S ONE-YEAR RETURN TRAILED THE S&P 500 DUE TO AN EMPHASIS ON GROWTH, WHICH UNDERPERFORMED THIS PERIOD. THE MANAGER HAS REDUCED OUR POSITION IN TECHNOLOGY TO A SLIGHT OVERWEIGHT VERSUS THE BENCHMARK, DUE TO THE VOLATILITY OF THIS SECTOR. ON THE VALUE SIDE, THE MANAGER IS MOVING OUT OF MORE CYCLICAL STOCKS TO STOCKS WITH MORE STABLE EARNINGS AND LOW VALUATIONS.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SELECT EQUITY PORTFOLIO AND THE S&P 500 INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        INSTITUTIONAL CLASS  SERVICE CLASS   INVESTOR A CLASS  INVESTOR B CLASS    INVESTOR C CLASS          S&P 500 INDEX
9/13/93     $10,000            $10,000            $9,550            $10,000            $10,000                   $10,000
9/30/93      $9,970             $9,970            $9,521             $9,970             $9,970                   $10,058
12/31/93    $10,114            $10,108            $9,653            $10,108            $10,108                   $10,232
3/31/94      $9,730             $9,718            $9,278             $9,715             $9,715                    $9,844
6/30/94      $9,784             $9,766            $9,331             $9,770             $9,770                    $9,886
9/30/94     $10,148            $10,124            $9,659            $10,114            $10,114                   $10,369
12/31/94     $9,987             $9,958            $9,498             $9,945             $9,945                   $10,367
3/31/95     $10,911            $10,872           $10,366            $10,855            $10,855                   $11,377
6/30/95     $11,704            $11,643           $11,098            $11,621            $11,621                   $12,463
9/30/95     $12,561            $12,497           $11,908            $12,470            $12,470                   $13,454
12/31/95    $13,312            $13,223           $12,595            $13,189            $13,189                   $14,264
3/31/96     $13,989            $13,898           $13,221            $13,844            $13,844                   $15,030
6/30/96     $14,630            $14,513           $13,812            $14,443            $14,443                   $15,705
9/30/96     $15,054            $14,924           $14,197            $14,821            $14,821                   $16,190
12/31/96    $16,469            $16,316           $15,528            $16,160            $16,160                   $17,539
3/31/97     $16,904            $16,735           $15,922            $16,084            $16,084                   $18,009
6/30/97     $19,856            $19,649           $18,674            $19,367            $19,367                   $21,152
9/30/97     $21,448            $21,210           $20,152            $20,852            $20,852                   $22,761
12/31/97    $21,648            $21,392           $20,317            $20,986            $20,986                   $23,407
3/31/98     $24,633            $24,329           $23,098            $23,812            $23,812                   $26,675
6/30/98     $25,175            $24,847           $23,583            $24,272            $24,272                   $27,561
9/30/98     $22,320            $22,010           $20,883            $21,456            $21,456                   $24,843
12/31/98    $26,974            $26,583           $25,204            $25,849            $25,849                   $30,137
3/31/99     $28,177            $27,748           $26,315            $26,913            $26,913                   $31,632
6/30/99     $30,341            $29,859           $28,299            $27,936            $28,900                   $33,821
9/30/99     $28,339            $27,865           $26,403            $26,003            $26,900                   $31,734
12/31/99    $32,578            $32,000           $30,316            $29,893            $30,825                   $36,456
3/31/00     $33,109            $32,509           $30,798            $30,294            $31,238                   $37,293
6/30/00     $31,695            $31,088           $29,437            $28,915            $29,816                   $36,222
9/30/00     $30,649            $30,043           $28,421            $27,869            $28,734                   $35,871

                                FOR PERIOD ENDING SEPTEMBER 30, 2000
----------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN
                                             1 Year        3 Year        5 Year       From Inception
                                             ------        ------        -------      --------------
  Institutional Class                         8.14%        12.63%         19.53%           17.22%
  Service Class                               7.81%        12.31%         19.18%           16.90%
  Investor A Class (Load Adjusted)            2.78%        10.44%         17.91%           15.97%
  Investor A Class (NAV)                      7.64%        12.14%         19.00%           16.73%
  Investor B Class (Load Adjusted)            2.32%        10.33%         17.97%           16.15%
  Investor B Class (NAV)                      6.82%        11.28%         18.17%           16.15%
  Investor C Class (Load Adjusted)            5.77%        11.26%         18.16%           16.14%
  Investor C Class (NAV)                      6.77%        11.26%         18.16%           16.14%
----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE
THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE
INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/13/93;
SERVICE SHARES, 9/15/93; INVESTOR A SHARES, 10/13/93; INVESTOR B SHARES, 3/27/96; AND INVESTOR C
SHARES, 9/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 18 FOR FURTHER INFORMATION ON HOW
PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             INDEX EQUITY PORTFOLIO

ADVISOR TO THE INDEX MASTER PORTFOLIO:
     DIMENSIONAL FUND ADVISORS INC.

TOTAL NET ASSETS (9/30/00):
     $2.0 BILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     UTILIZES A PASSIVE INVESTMENT STYLE THAT PURSUES THE REPLICATION OF THE RETURNS OF THE S&P 500 INDEX.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE PORTFOLIO HOLDS SUBSTANTIALLY ALL OF THE STOCKS CONTAINED IN THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTION AS THEY ARE REPRESENTED IN THE INDEX BY INVESTING ALL OF ITS ASSETS IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY.
     o ACCORDINGLY, THE PORTFOLIO POSTED A TOTAL RETURN SUBSTANTIALLY SIMILAR TO THAT OF THE S&P 500 INDEX.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INDEX EQUITY PORTFOLIO AND THE S&P 500 INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        INSTITUTIONAL CLASS  SERVICE CLASS   INVESTOR A CLASS  INVESTOR B CLASS    INVESTOR C CLASS     S&P 500 INDEX
4/20/92     $10,000            $10,000            $9,700            $10,000            $10,000             $10,000
6/30/92      $9,870             $9,870            $9,574             $9,870             $9,870              $9,899
9/30/92     $10,161            $10,161            $9,857            $10,161            $10,161             $10,212
12/31/92    $10,659            $10,659           $10,339            $10,659            $10,659             $10,726
3/31/93     $11,118            $11,118           $10,784            $11,118            $11,118             $11,194
6/30/93     $11,139            $11,139           $10,805            $11,139            $11,139             $11,249
9/30/93     $11,423            $11,417           $11,073            $11,415            $11,415             $11,539
12/31/93    $11,676            $11,664           $11,308            $11,657            $11,657             $11,806
3/31/94     $11,197            $11,181           $10,824            $11,159            $11,159             $11,359
6/30/94     $11,254            $11,231           $10,878            $11,214            $11,214             $11,406
9/30/94     $11,771            $11,739           $11,366            $11,718            $11,718             $11,964
12/31/94    $11,770            $11,731           $11,357            $11,708            $11,708             $11,962
3/31/95     $12,900            $12,850           $12,415            $12,799            $12,799             $13,127
6/30/95     $14,134            $14,070           $13,613            $14,034            $14,034             $14,379
9/30/95     $15,221            $15,143           $14,636            $15,088            $15,088             $15,522
12/31/95    $16,130            $16,036           $15,505            $15,985            $15,985             $16,457
3/31/96     $16,959            $16,836           $16,276            $16,763            $16,763             $17,339
6/30/96     $17,702            $17,562           $16,974            $17,466            $17,466             $18,117
9/30/96     $18,237            $18,089           $17,462            $17,946            $17,946             $18,677
12/31/96    $19,737            $19,563           $18,891            $19,371            $19,371             $20,235
3/31/97     $20,250            $20,055           $19,359            $19,422            $19,422             $20,776
6/30/97     $23,757            $23,512           $22,689            $22,722            $22,722             $24,401
9/30/97     $25,529            $25,248           $24,359            $24,324            $24,324             $26,258
12/31/97    $26,234            $25,924           $24,987            $24,927            $24,927             $27,004
3/31/98     $29,880            $29,497           $28,421            $28,305            $28,305             $30,773
6/30/98     $30,848            $30,429           $29,336            $29,137            $29,137             $31,795
9/30/98     $27,804            $27,404           $26,396            $26,182            $26,182             $28,660
12/31/98    $33,723            $33,219           $31,987            $31,657            $31,657             $34,768
3/31/99     $35,342            $34,791           $33,490            $33,078            $33,078             $36,492
6/30/99     $37,766            $37,153           $35,734            $35,248            $35,248             $39,017
9/30/99     $35,409            $34,790           $33,454            $32,932            $32,932             $36,610
12/31/99    $40,675            $39,925           $38,386            $36,573            $37,704             $42,120
3/31/00     $41,598            $40,751           $39,192            $36,164            $38,436             $43,084
6/30/00     $40,392            $39,525           $37,996            $35,003            $37,190             $41,848
9/30/00     $40,049            $39,157           $37,613            $34,583            $36,755             $41,442

                                FOR PERIOD ENDING SEPTEMBER 30, 2000
----------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN
                                               1 Year       3 Year        5 Year      From Inception
                                              -------       ------        ------      --------------
  Institutional Class                         13.10%        16.20%        21.35%          17.84%
  Service Class                               12.66%        15.79%        20.95%          17.53%
  Investor A Class (Load Adjusted)             9.06%        14.42%        20.04%          16.96%
  Investor A Class (NAV)                      12.43%        15.58%        20.78%          17.39%
  Investor B Class (Load Adjusted)             7.11%        13.86%        19.78%          16.92%
  Investor B Class (NAV)                      11.61%        14.75%        19.98%          16.92%
  Investor C Class (Load Adjusted)            10.61%        14.75%        19.98%          16.92%
  Investor C Class (NAV)                      11.61%        14.75%        19.98%          16.92%
----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE
THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE
INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92;
INVESTOR A SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 2/7/96; AND INVESTOR C
SHARES, 8/14/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 18 FOR FURTHER INFORMATION ON HOW
PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                               BALANCED PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $847.5 MILLION

PERFORMANCE BENCHMARK:
     Equity Portion: S&P 500 INDEX
     Fixed Income Portion: LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
     PURSUES LONG TERM CAPITAL APPRECIATION BY INVESTING IN A BLEND OF EQUITY AND FIXED INCOME SECURITIES TO DELIVER RETURNS THROUGH THE COMBINATION OF CAPITAL APPRECIATION AND CURRENT INCOME. THE PORTFOLIO NORMALLY WILL MAINTAIN AT MINIMUM A 25% ALLOCATION TO FIXED INCOME SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE PORTFOLIO HAD VERY STRONG PERFORMANCE IN THE FOURTH QUARTER OF 1999 DUE TO STOCK SELECTION IN THE BASIC MATERIALS, CAPITAL GOODS, FINANCIAL AND TRANSPORTATION SECTORS. IN 2000, POSITIVE PERFORMANCE WAS ATTRIBUTED TO THE PORTFOLIO'S OVERWEIGHT IN BROKERAGE AND COMPUTER HARDWARE STOCKS. IN EARLY MARCH 2000, THE PORTFOLIO OVERWEIGHTED TECHNOLOGY AND UNDERWEIGHTED CONSUMER NONCYCLICAL STOCKS BASED ON THE STRENGTH OF EARNINGS GROWTH IN TECHNOLOGY. AS IT TURNED OUT, THE TIMING WAS POOR.
     o WE CONTINUE TO BELIEVE THAT FOCUSING ON STRONG EARNINGS GROWTH WILL LEAD TO OUTPERFORMANCE. WE MAINTAINED THE PORTFOLIO'S ASSET ALLOCATION OF 65% EQUITY SECURITIES AND 35% FIXED INCOME SECURITIES OVER THE PERIOD. THE EQUITY PORTION OF THE PORTFOLIO UNDERPERFORMED ITS BENCHMARK DURING THE PERIOD BECAUSE OF ITS EMPHASIS ON "GROWTH" STOCKS. THE PORTFOLIO CONTINUES TO FOCUS ON COMPANIES WITH ABOVE AVERAGE EARNINGS GROWTH AND STRONG INDUSTRY POSITIONS AND TO A LESSER EXTENT, VALUE COMPANIES WITH ATTRACTIVE VALUATIONS AND EARNINGS VISIBILITY.
     o WITHIN THE FIXED INCOME PORTION OF THE PORTFOLIO, WE MAINTAINED AN OVERWEIGHT POSITION VERSUS THE INDEX THROUGHOUT THE YEAR IN SPREAD SECTORS, PARTICULARLY MORTGAGES, ASSET-BACKED, AND COMMERCIAL MORTGAGE BACKED SECURITY
(CMBS) SECTORS, WHICH OFFERED ATTRACTIVE YIELDS AND TOTAL RETURN OPPORTUNITIES. THE PORTFOLIO'S RETURNS SUFFERED DUE TO THE OVERWEIGHT IN SPREAD PRODUCT, AS THE GOVERNMENT BUYBACK OF TREASURIES CAUSED AN INVERTED YIELD CURVE RESULTING IN TREASURIES OUTPERFORMING SPREAD PRODUCT. CURRENTLY, THE PORTFOLIO IS UNDERWEIGHT TREASURIES VERSUS THE INDEX IN FAVOR OF CORPORATES IN ANTICIPATION OF A NORMALIZING YIELD CURVE AND A LOWER VALUATION OF TREASURIES. WE ALSO DECREASED OUR MORTGAGE ALLOCATION, BUT MAINTAINED A RELATIVE OVERWEIGHT VERSUS THE BENCHMARK. WE CONTINUE TO FAVOR SPREAD PRODUCT VERSUS TREASURIES, SINCE YIELDS ARE DOWN AND THE PRICE IS RICH, SO WE WILL MAINTAIN A VERY UNDERWEIGHT POSITION IN TREASURIES RELATIVE TO THE BENCHMARK.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BALANCED PORTFOLIO AND 65% S&P 500 /35% LEHMAN AGGREGATE INDEX FROM INCEPTION AND AT
                              EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                          65% S&P 500,
        INSTITUTIONAL CLASS  SERVICE CLASS   INVESTOR A CLASS  INVESTOR B CLASS    INVESTOR C CLASS       35% LEHMAN AGGREGATE INDEX
5/14/90     $10,000            $10,000            $9,550            $10,000            $10,000               $10,000
6/30/90     $10,240            $10,240            $9,779            $10,240            $10,240                $9,726
9/30/90      $9,236             $9,236            $8,821             $9,236             $9,236               $10,185
12/31/90     $9,998             $9,998            $9,548             $9,998             $9,998                $9,258
3/31/91     $10,827            $10,827           $10,340            $10,827            $10,827                $9,898
6/30/91     $10,796            $10,796           $10,310            $10,796            $10,796               $10,866
9/30/91     $11,459            $11,459           $10,943            $11,459            $11,459               $10,858
12/31/91    $12,243            $12,243           $11,692            $12,243            $12,243               $11,392
3/31/92     $12,165            $12,165           $11,618            $12,165            $12,165               $12,151
6/30/92     $12,469            $12,469           $11,908            $12,469            $12,469               $11,848
9/30/92     $13,197            $13,197           $12,603            $13,197            $13,197               $12,102
12/31/92    $13,690            $13,690           $13,074            $13,690            $13,690               $12,471
3/31/93     $14,160            $14,160           $13,523            $14,160            $14,160               $12,830
6/30/93     $14,481            $14,481           $13,829            $14,481            $14,481               $13,322
9/30/93     $14,894            $14,888           $14,215            $14,885            $14,885               $13,430
12/31/93    $15,309            $15,294           $14,600            $15,288            $15,288               $13,716
3/31/94     $14,821            $14,797           $14,109            $14,774            $14,774               $13,864
6/30/94     $14,647            $14,615           $13,941            $14,598            $14,598               $13,328
9/30/94     $14,876            $14,833           $14,144            $14,810            $14,810               $13,254
12/31/94    $14,827            $14,776           $14,082            $14,725            $14,725               $13,636
3/31/95     $15,802            $15,741           $14,996            $15,666            $15,666               $13,590
6/30/95     $16,989            $16,910           $16,105            $16,788            $16,788               $14,627
9/30/95     $17,900            $17,789           $16,950            $17,640            $17,640               $15,778
12/31/95    $18,937            $18,805           $17,914            $18,613            $18,613               $16,629
3/31/96     $19,418            $19,285           $18,351            $19,033            $19,033               $17,464
6/30/96     $20,002            $19,837           $18,884            $19,547            $19,547               $17,902
9/30/96     $20,484            $20,301           $19,320            $19,956            $19,956               $18,385
12/31/96    $21,872            $21,661           $20,609            $21,245            $21,245               $18,803
3/31/97     $22,143            $21,913           $20,844            $21,452            $21,452               $19,951
6/30/97     $25,000            $24,728           $23,517            $24,272            $24,272               $20,202
9/30/97     $26,306            $25,999           $24,721            $25,462            $25,462               $22,677
12/31/97    $27,079            $26,743           $25,423            $26,126            $26,126               $23,976
3/31/98     $29,565            $29,163           $27,717            $28,433            $28,433               $26,287
6/30/98     $30,591            $30,169           $28,645            $29,326            $29,326               $27,076
9/30/98     $29,153            $28,712           $27,242            $27,889            $27,854               $25,771
12/31/98    $33,033            $32,517           $30,862            $31,597            $31,475               $29,293
3/31/99     $33,968            $33,414           $31,692            $32,449            $32,271               $30,184
6/30/99     $35,014            $34,420           $32,621            $33,345            $33,162               $31,325
9/30/99     $33,467            $32,874           $31,163            $31,781            $31,607               $30,241
12/31/99    $36,673            $35,997           $34,120            $34,714            $34,524               $33,141
3/31/00     $37,505            $36,789           $34,847            $35,391            $35,197               $33,585
6/30/00     $28,804            $27,997           $26,344            $26,083            $25,940               $29,353
9/30/00     $28,444            $27,624           $25,996            $25,687            $25,546               $29,230

                                FOR PERIOD ENDING SEPTEMBER 30, 2000
----------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN
                                       1 Year     3 Year     5 Year     10 Year     From Inception
                                       ------     ------     ------     -------     --------------
  Institutional Class                  8.10%      11.21%     15.11%     14.63%           13.17%
  Service Class                        7.78%      10.87%     14.77%     14.39%           12.95%
  Investor A Class (Load Adjusted)     2.80%       9.02%     13.57%     13.76%           12.35%
  Investor A Class (NAV)               7.65%      10.71%     14.62%     14.29%           12.85%
  Investor B Class (Load Adjusted)     2.28%       8.87%     13.50%     13.23%           12.36%
  Investor B Class (NAV)               6.78%       9.85%     13.74%     13.78%           12.36%
  Investor C Class (Load Adjusted)     5.78%       9.85%     13.74%     13.78%           12.36%
  Investor C Class (NAV)               6.78%       9.85%     13.74%     13.78%           12.36%
----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE
THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE
INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 5/14/90;
INSTITUTIONAL SHARES, 5/1/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; AND INVESTOR C
SHARES, 12/20/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 18 FOR FURTHER INFORMATION ON HOW
PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                         NOTE ON PERFORMANCE INFORMATION

     The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

     Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows: Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity and Balanced Portfolios -- 4.50%; Micro-Cap Equity, Global Science & Technology, European Equity, International Equity, International Emerging Markets, International Small Cap Equity and Asia Pacific Equity Portfolios -- 5.00%; Index Equity Portfolio -- 3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

     The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors Inc. and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE BLACKROCK EQUITY PORTFOLIOS (UNAUDITED)
     During the fiscal year ended September 30, 2000, the following Portfolios of the BlackRock Funds declared the following dividends from net realized capital gains:
                                                     SHORT-TERM       LONG-TERM
                                                    CAPITAL GAIN    CAPITAL GAIN
                                                      PER SHARE       PER SHARE
                                                    ------------    ------------
     Large Cap Value Equity Portfolio .............    $0.1409          $1.1891
     Large Cap Growth Equity Portfolio ............     0.2680           3.3552
     Mid-Cap Value Equity Portfolio ...............     0.0087           0.2406
     Mid-Cap Growth Equity Portfolio ..............     5.9072           0.7133
     Small Cap Growth Equity Portfolio ............     2.9785           1.1566
     Micro-Cap Equity Portfolio. ..................     3.1124           0.1895
     International Equity Portfolio ...............     0.0249           2.0529
     International Small Cap Equity Portfolio .....     1.3978               --
     Select Equity Portfolio ......................     0.1077           1.5191
     Index Equity Portfolio .......................     0.0225           0.1065
     Balanced Portfolio ...........................         --           0.6958

     Because each Portfolio's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2000. The second notification, which reflects the amounts to be used by calendar year taxpayers on their U.S. federal income tax returns, has been made in conjunction with Form 1099-DIV and will be mailed in January 2001.

FOR CORPORATE SHAREHOLDERS ONLY:
     The percentage of dividends from net investment income declared in the fiscal year ended September 30, 2000 which qualify for the corporate dividends received deduction is as follows:

     Large Cap Value Equity Portfolio .............     100.0%
     Mid Cap Value Equity Portfolio ...............     100.0
     Small Cap Value Equity Portfolio .............     100.0
     Select Equity Portfolio ......................     100.0
     Balanced Portfolio ...........................      27.8

     IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE INTERNATIONAL EQUITY AND THE INTERNATIONAL EMERGING MARKETS PORTFOLIOS.
     During the fiscal year ended September 30, 2000, the International Equity Portfolio distributed $10,944,892 of foreign source income on which the Portfolio paid foreign taxes of $2,356,937; and the International Emerging Markets Portfolio distributed $989,439 of foreign source income on which the Portfolio paid foreign taxes of $191,332. This information is being furnished to you pursuant to notice requirements of Sections 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                        LARGE CAP VALUE EQUITY PORTFOLIO

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES            VALUE
                                                  ---------       --------------
COMMON STOCKS -- 98.4%
AEROSPACE -- 3.6%
  General Dynamics Corp.                            425,646       $   26,735,889
  Honeywell International, Inc.                     647,900           23,081,437
  Lockheed Martin Corp.                             540,900           17,828,064
  Northrop Grumman Corp.                            144,500           13,131,437
                                                                  --------------
                                                                      80,776,827
                                                                  --------------
AIR TRANSPORTATION -- 0.5%
  AMR Corp.                                         373,100           12,195,706
                                                                  --------------
BANKS -- 8.7%
  Bank of New York Co., Inc.                        223,600           12,535,575
  Chase Manhattan Corp.                           1,196,100           55,244,869
  Firstar Corp.                                     750,500           16,792,437
  FleetBoston Financial Corp.                     1,148,081           44,775,159
  Mellon Financial Corp.                            425,100           19,714,012
  Wells Fargo Co.                                 1,022,200           46,957,312
                                                                  --------------
                                                                     196,019,364
                                                                  --------------
BEVERAGES -- 1.1%
  Anheuser-Busch Cos., Inc.                         273,800           11,585,162
  PepsiCo, Inc.                                     306,500           14,099,000
                                                                  --------------
                                                                      25,684,162
                                                                  --------------
BROADCASTING -- 0.7%
  AT&T Corp. - Liberty Media Group,
    Class A**                                       902,600           16,246,800
                                                                  --------------
CHEMICALS -- 1.8%
  Minnesota Mining & Manufacturing
    Co.                                             267,900           24,412,387
  Praxair, Inc.                                     426,300           15,932,962
                                                                  --------------
                                                                      40,345,349
                                                                  --------------
COMPUTER & OFFICE EQUIPMENT -- 2.8%
  Cypress Semiconductor Corp.**                     661,200           27,481,125
  International Business Machines
    Corp.                                           186,100           20,936,250
  Lexmark International Group, Inc.**               386,500           14,493,750
                                                                  --------------
                                                                      62,911,125
                                                                  --------------
COMPUTER SOFTWARE & SERVICES -- 1.5%
  Computer Associates International,
    Inc.                                            167,700            4,223,944
  Computer Sciences Corp.**                         388,917           28,877,087
                                                                  --------------
                                                                      33,101,031
                                                                  --------------
CONSUMER NON DURABLES -- 1.4%
  Clorox Co.                                        182,700            7,228,069
  Kroger Co.**                                    1,091,600           24,629,225
                                                                  --------------
                                                                      31,857,294
                                                                  --------------
ELECTRONICS -- 1.0%
  Emerson Electric Co.                              353,100           23,657,700
                                                                  --------------
ENERGY & UTILITIES -- 8.3%
  Devon Energy Corp.                                330,900           19,903,635
  Dominion Resources, Inc.                          745,100           43,262,369
  Duke Energy Corp.                                 484,900           41,580,175
  El Paso Energy Corp.                              869,300           53,570,612
  Southern Co.                                      920,500           29,858,719
                                                                  --------------
                                                                     188,175,510
                                                                  --------------


                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------       --------------
ENTERTAINMENT & LEISURE -- 2.3%
  Gannett Co., Inc.                                 403,900       $   21,406,700
  Walt Disney Co.                                   786,900           30,098,925
                                                                  --------------
                                                                      51,505,625
                                                                  --------------
FINANCE -- 12.5%
  Citigroup, Inc.                                 1,490,533           80,581,940
  Federal Home Loan Mortgage
    Corp.                                           541,500           29,274,844
  Federal National Mortgage
    Association                                     486,000           34,749,000
  Household International, Inc.                     517,140           29,283,052
  J.P. Morgan & Co., Inc.                            74,200           12,122,425
  MBNA Corp.                                        147,700            5,686,450
  Morgan Stanley Dean Witter & Co.                  361,444           33,049,536
  USA Education, Inc.                               603,400           29,076,337
  Washington Mutual, Inc.                           723,500           28,804,344
                                                                  --------------
                                                                     282,627,928
                                                                  --------------
FOOD & AGRICULTURE -- 0.7%
  General Mills, Inc.                               425,400           15,101,700
                                                                  --------------
INSURANCE -- 5.2%
  Ace Ltd.                                        1,002,200           39,336,350
  Aon Corp.                                         726,500           28,515,125
  Hartford Financial Services Group,
    Inc.                                            546,800           39,882,225
  John Hancock Financial Services,
    Inc.**                                          336,000            9,030,000
                                                                  --------------
                                                                     116,763,700
                                                                  --------------
MACHINERY & HEAVY EQUIPMENT -- 0.4%
  Dover Corp.                                       179,000            8,401,812
                                                                  --------------
MANUFACTURING -- 2.4%
  Tyco International Ltd. - ADR                   1,055,600           54,759,250
                                                                  --------------
MEDICAL & MEDICAL SERVICES -- 3.1%
  HCA - The Healthcare Co.                          793,800           29,469,825
  Tenet Healthcare Corp.**                        1,108,200           40,310,775
                                                                  --------------
                                                                      69,780,600
                                                                  --------------
MEDICAL INSTRUMENTS & SUPPLIES -- 2.8%
  Baxter International, Inc.                        327,900           26,170,519
  Johnson & Johnson                                 398,900           37,471,669
                                                                  --------------
                                                                      63,642,188
                                                                  --------------
METAL & MINING -- 1.6%
  Alcoa, Inc.                                     1,431,500           36,234,844
                                                                  --------------
MOTOR VEHICLES -- 0.3%
  Ford Motor Co.                                    261,300            6,614,156
                                                                  --------------
OIL & GAS -- 11.3%
  Anadarko Petroleum Corp.                          384,700           25,567,162
  BP Amoco PLC - ADR                                257,518           13,648,454
  Burlington Resources, Inc.                        887,900           32,685,819
  Chevron Corp.                                     681,100           58,063,775
  EOG Resources, Inc.                               228,500            8,882,938
  Exxon Mobil Corp.                               1,018,683           90,790,122
  Texaco, Inc.                                      457,500           24,018,750
                                                                  --------------
                                                                     253,657,020
                                                                  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                  LARGE CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES            VALUE
                                                  ---------       --------------
COMMON STOCKS (CONTINUED)
PAPER & FOREST PRODUCTS -- 1.3%
  International Paper Co.                           490,700       $   14,076,956
  Kimberly-Clark Corp.                              289,800           16,174,463
                                                                  --------------
                                                                      30,251,419
                                                                  --------------
PHARMACEUTICALS -- 3.7%
  Bristol-Myers Squibb Co.                          668,500           38,188,063
  Merck & Co., Inc.                                 593,400           44,171,213
                                                                  --------------
                                                                      82,359,276
                                                                  --------------
PUBLISHING & PRINTING -- 1.2%
  McGraw-Hill Companies, Inc.                       414,400           26,340,300
                                                                  --------------
REAL ESTATE -- 0.6%
  Boston Properties, Inc.                           307,700           13,211,869
                                                                  --------------
RESTAURANTS -- 0.5%
  McDonald's Corp.                                  396,400           11,966,325
                                                                  --------------
RETAIL MERCHANDISING -- 2.5%
  Costco Wholesale Corp.**                          288,500           10,079,469
  Lowe's Cos., Inc.                                 499,900           22,433,013
  Safeway, Inc.**                                   530,300           24,758,381
                                                                  --------------
                                                                      57,270,863
                                                                  --------------
SECURITY BROKERS & DEALERS -- 0.4%
  Merrill Lynch & Co., Inc.                         120,000            7,920,000
                                                                  --------------
SEMICONDUCTORS & RELATED DEVICES -- 0.6%
  Micron Technology, Inc.**                         308,200           14,177,200
                                                                  --------------
TELECOMMUNICATIONS -- 12.3%
  AT&T Corp.                                        885,450           26,010,094
  Bellsouth Corp.                                   458,000           18,434,500
  Comcast Corp. - Class A**                         586,800           24,022,125
  Motorola, Inc.                                    909,000           25,679,250
  SBC Communications, Inc.                        1,530,900           76,545,000
  Sprint Corp. (FON Group)                          266,200            7,802,988
  Verizon Communications                          1,222,710           59,225,016
  Worldcom, Inc.**                                1,296,500           39,381,188
                                                                  --------------
                                                                     277,100,161
                                                                  --------------
TOBACCO -- 1.3%
  Philip Morris Cos., Inc.                          960,000           28,260,000
                                                                  --------------
TOTAL COMMON STOCKS
   (Cost $1,882,736,405)                                           2,218,917,104
                                                                  --------------


                                                 PAR/SHARES
                                  MATURITY          (000)              VALUE
                                  --------        ---------       --------------
SHORT TERM INVESTMENTS -- 1.6%
   Federal Home Loan Bank
     Discount Notes
     6.28%                        10/02/00          $32,000       $   31,994,418
   Galileo Money Market Fund                          3,361            3,361,016
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $35,355,434)                                                 35,355,434
                                                                  --------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $1,918,091,839*)                                         $2,254,272,538
                                                                  ==============
------------------
* Cost for Federal income tax purposes is $1,921,434,370. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                                   $402,289,677
   Gross unrealized depreciation                                    (69,451,509)
                                                                   ------------
                                                                   $332,838,168
                                                                   ============
** Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                        LARGE CAP VALUE EQUITY PORTFOLIO

SEPTEMBER 30, 2000

ASSETS
   Investments at value (Cost $1,918,091,839) ..........................................................              $2,254,272,538
   Collateral received for securities loaned ...........................................................                 116,542,494
   Dividends receivable ................................................................................                   2,363,867
   Interest receivable .................................................................................                      28,045
   Investments sold receivable .........................................................................                  68,341,623
   Capital shares sold receivable ......................................................................                   1,310,232
   Prepaid expenses ....................................................................................                      18,538
                                                                                                                      --------------
          TOTAL ASSETS .................................................................................               2,442,877,337
                                                                                                                      --------------

LIABILITIES
   Payable upon return of securities loaned ............................................................                 116,542,494
   Investments purchased payable .......................................................................                  66,015,359
   Capital shares redeemed payable .....................................................................                   3,010,026
   Advisory fees payable ...............................................................................                     928,688
   Administrative fees payable .........................................................................                     376,160
   Transfer agent fees payable .........................................................................                      71,407
   Other accrued expenses payable ......................................................................                     595,359
                                                                                                                      --------------
          TOTAL LIABILITIES ............................................................................                 187,539,493
                                                                                                                      --------------

NET ASSETS (Applicable to 120,445,473 Institutional shares, 22,341,834
   Service shares, 3,751,464 Investor A shares, 2,084,567 Investor B shares and
   508,210 Investor C shares outstanding) ..............................................................              $2,255,337,844
                                                                                                                      ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($1,821,839,450 (DIVIDE) 120,445,473) .......................................                      $15.13
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($337,992,834 (DIVIDE) 22,341,834) ................................................                      $15.13
                                                                                                                              ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($56,689,428 (DIVIDE) 3,751,464) ...............................................                      $15.11
                                                                                                                              ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($15.11 (DIVIDE) 0.955) .............................................................................                      $15.82
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($31,207,839 (DIVIDE) 2,084,567) ...............................................                      $14.97
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($7,608,293 (DIVIDE) 508,210) ..................................................                      $14.97
                                                                                                                              ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                        LARGE CAP GROWTH EQUITY PORTFOLIO

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES            VALUE
                                                  ---------       --------------
COMMON STOCKS -- 95.9%
AEROSPACE -- 1.5%
  Boeing Co.                                        420,000       $   26,460,000
                                                                  --------------
BEVERAGES -- 0.9%
  Coca-Cola Co.                                     274,000           15,104,250
                                                                  --------------
BROADCASTING -- 0.5%
  Clear Channel Communications,
    Inc.**                                          170,200            9,616,300
                                                                  --------------
BUSINESS SERVICES -- 1.2%
  Juniper Networks, Inc.**                           96,000           21,018,000
                                                                  --------------
COMPUTER & OFFICE EQUIPMENT -- 12.8%
  Cisco Systems, Inc.**                           2,095,700          115,787,425
  Compaq Computer Corp.                             364,100           10,041,878
  Dell Computer Corp.**                             503,100           15,501,769
  International Business Machines
    Corp.                                           475,000           53,437,500
  Palm, Inc.**                                      575,000           30,439,062
                                                                  --------------
                                                                     225,207,634
                                                                  --------------
COMPUTER SOFTWARE & SERVICES -- 21.0%
  Adobe Systems, Inc.                                90,000           13,972,500
  America Online, Inc.**                            537,600           28,896,000
  Ariba, Inc.**                                      40,000            5,730,625
  BEA Systems, Inc.**                               380,000           29,592,500
  Check Point Software Technologies
    Ltd.**                                           80,000           12,600,000
  Computer Sciences Corp.**                         150,000           11,137,500
  EMC Corp.**                                       798,800           79,181,050
  Exodus Communications, Inc.**                     250,000           12,343,750
  Microsoft Corp.**                               1,000,000           60,250,000
  Oracle Corp.**                                    557,300           43,887,375
  Rational Software Corp. **                         50,100            3,475,687
  Sun Microsystems, Inc.**                          405,600           47,353,800
  VeriSign, Inc.**                                   47,200            9,560,950
  VERITAS Software Corp.**                           90,300           12,822,600
                                                                  --------------
                                                                     370,804,337
                                                                  --------------
CONSUMER NON DURABLES -- 0.3%
  Clorox Co.                                        150,000            5,934,375
                                                                  --------------
ELECTRONICS -- 15.6%
  General Electric Co.                            2,270,500          130,979,469
  Intel Corp.                                     1,991,800           82,908,675
  Maxim Integrated Products, Inc.**                 317,800           25,563,037
  SDL, Inc.**                                        29,000            8,932,000
  Texas Instruments, Inc.                           560,800           26,462,750
                                                                  --------------
                                                                     274,845,931
                                                                  --------------
ENERGY & UTILITIES -- 1.9%
  AES Corp.**                                       125,300            8,583,050
  American Power Conversion
    Corp.**                                         187,800            3,603,412
  Calpine Corp.**                                   122,700           12,806,813
  Southern Energy, Inc.**                           250,000            7,843,750
                                                                  --------------
                                                                      32,837,025
                                                                  --------------
ENTERTAINMENT & LEISURE -- 2.0%
  Time Warner, Inc.                                 227,000           17,762,750
  Viacom, Inc. - Class B**                          292,700           17,122,950
                                                                  --------------
                                                                      34,885,700
                                                                  --------------


                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------       --------------
FINANCE -- 4.3%
  Charles Schwab Corp.                              351,300       $   12,471,150
  Citigroup, Inc.                                   372,148           20,119,251
  Concord EFS, Inc.**                               600,000           21,309,375
  MBNA Corp.                                        572,800           22,052,800
                                                                  --------------
                                                                      75,952,576
                                                                  --------------
FOOD & AGRICULTURE -- 0.4%
  Quaker Oats Co.                                    90,000            7,121,250
                                                                  --------------
INSURANCE -- 1.0%
  Marsh & McLennan Cos., Inc.                       131,996           17,522,469
                                                                  --------------
MANUFACTURING -- 2.7%
  Corning, Inc.                                     130,100           38,639,700
  Danaher Corp.                                     182,000            9,054,500
                                                                  --------------
                                                                      47,694,200
                                                                  --------------
MEDICAL & MEDICAL SERVICES -- 0.8%
  Per-Se Technologies, Inc. Warrants**                7,119                    0
  Waters Corp.**                                    156,000           13,884,000
                                                                  --------------
                                                                      13,884,000
                                                                  --------------
MEDICAL INSTRUMENTS & SUPPLIES -- 2.0%
  Guidant Corp.**                                   287,400           20,315,588
  Medtronic, Inc.                                   297,600           15,419,400
                                                                  --------------
                                                                      35,734,988
                                                                  --------------
OIL & GAS -- 1.2%
  El Paso Energy Corp.                              141,100            8,695,288
  Sante Fe International Corp.                      285,000           12,842,813
                                                                  --------------
                                                                      21,538,101
                                                                  --------------
PHARMACEUTICALS -- 13.0%
  Abgenix, Inc.**                                   128,500           10,384,406
  ALZA Corp.**                                      117,500           10,163,750
  Amgen, Inc.**                                     261,000           18,225,141
  Eli Lilly & Co.                                   228,500           18,537,063
  MedImmune, Inc.**                                 174,800           13,503,300
  Merck & Co., Inc.                                 296,000           22,033,500
  Pfizer, Inc.                                    1,450,000           65,159,375
  Pharmacia Corp.                                   385,000           23,172,188
  Schering-Plough Corp.                             826,500           38,432,250
  Sepracor, Inc.**                                   87,700           10,759,694
                                                                  --------------
                                                                     230,370,667
                                                                  --------------
RETAIL MERCHANDISING -- 3.3%
  Home Depot, Inc.                                  558,400           29,630,100
  Wal-Mart Stores, Inc.                             602,400           28,990,500
                                                                  --------------
                                                                      58,620,600
                                                                  --------------
SEMICONDUCTORS & RELATED DEVICES -- 1.5%
  Broadcom Corp. - Class A**                         64,000           15,600,000
  Micron Technology, Inc.**                          95,900            4,411,400
  QLogic Corp.**                                     80,800            7,110,400
                                                                  --------------
                                                                      27,121,800
                                                                  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                  LARGE CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES            VALUE
                                                  ---------       --------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 8.0%
  ADC Telecommunications, Inc.**                    298,200       $    8,018,784
  JDS Uniphase Corp.**                              270,000           25,565,625
  Lucent Technologies, Inc.                         600,500           18,352,781
  Motorola, Inc.                                    403,556           11,400,457
  Nextel Communications, Inc.-
    Class A**                                       320,000           14,960,000
  Nortel Networks Corp.                             279,200           16,629,850
  Qwest Communications International,
    Inc.**                                          319,985           15,379,279
  Tellabs, Inc.**                                   245,900           11,741,725
  Voicestream Wireless Corp.**                       91,000           10,561,688
  Worldcom, Inc.**                                  315,000            9,568,124
                                                                  --------------
                                                                     142,178,313
                                                                  --------------
TOTAL COMMON STOCKS
   (Cost $1,058,644,032)                                           1,694,452,516
                                                                  --------------


                                                 PAR/SHARES
                                MATURITY            (000)
                                --------         ----------
SHORT TERM INVESTMENTS -- 4.1%
   Federal Home Loan Bank
     Discount Notes
     6.28%                      10/02/00            $70,000           69,987,789
   Galileo Money Market Fund                          2,545            2,544,779
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $72,532,568)                                                 72,532,568
                                                                  --------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $1,131,176,600*)                                         $1,766,985,084
                                                                  ==============
-----------------
* Cost for Federal income tax purposes is $1,137,786,641. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                                   $658,211,251
   Gross unrealized depreciation                                    (29,012,808)
                                                                   ------------
                                                                   $629,198,443
                                                                   ============
** Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                        LARGE CAP GROWTH EQUITY PORTFOLIO

SEPTEMBER 30, 2000

ASSETS
   Investments at value (Cost $1,131,176,600) ..........................................................              $1,766,985,084
   Collateral received for securities loaned ...........................................................                 180,545,416
   Dividends receivable ................................................................................                     584,488
   Interest receivable .................................................................................                      26,594
   Investments sold receivable .........................................................................                  14,037,400
   Capital shares sold receivable ......................................................................                   1,055,222
   Prepaid expenses ....................................................................................                      11,884
                                                                                                                      --------------
          TOTAL ASSETS .................................................................................               1,963,246,088
                                                                                                                      --------------

LIABILITIES
   Payable upon return of securities loaned ............................................................                 180,545,416
   Investments purchased payable .......................................................................                  54,884,253
   Capital shares redeemed payable .....................................................................                   8,303,307
   Advisory fees payable ...............................................................................                     778,458
   Adminstrative fees payable ..........................................................................                     304,830
   Transfer agent fees payable .........................................................................                      69,050
   Other accrued expenses payable ......................................................................                     510,104
                                                                                                                      --------------
          TOTAL LIABILITIES ............................................................................                 245,395,418
                                                                                                                      --------------

NET ASSETS (Applicable to 53,284,696 Institutional shares, 12,280,814
   Service shares, 3,740,294 Investor A shares, 2,952,814 Investor B shares and
   528,926 Investor C shares outstanding) ..............................................................              $1,717,850,670
                                                                                                                      ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($1,263,796,080 (DIVIDE) 53,284,696) ........................................                      $23.72
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($288,904,395 (DIVIDE) 12,280,814) ................................................                      $23.52
                                                                                                                              ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($87,374,696 (DIVIDE) 3,740,294) ...............................................                      $23.36
                                                                                                                              ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($23.36 (DIVIDE) 0.955) .............................................................................                      $24.46
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($65,976,625 (DIVIDE) 2,952,814) ...............................................                      $22.34
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($11,798,874 (DIVIDE) 528,926) .................................................                      $22.31
                                                                                                                              ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         MID-CAP VALUE EQUITY PORTFOLIO

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES            VALUE
                                                  ---------         ------------
COMMON STOCKS -- 94.1%
AEROSPACE -- 1.8%
  General Dynamics Corp.                             41,700         $  2,619,281
  Lockheed Martin Corp.                              60,300            1,987,488
                                                                    ------------
                                                                       4,606,769
                                                                    ------------
AIR TRANSPORTATION -- 0.9%
  Southwest Airlines Corp.                           96,100            2,330,425
                                                                    ------------
BANKS -- 7.6%
  BB&T Corp.                                        122,100            3,678,262
  Comerica, Inc.                                     64,500            3,769,219
  Dime Bancorp, Inc.                                113,200            2,440,875
  M&T Bank Corp.                                      3,900            1,989,000
  Northern Trust Corp.                               20,100            1,786,387
  Southtrust Corp.                                  132,000            4,149,750
  TCF Financial Corp.                                36,000            1,354,500
                                                                    ------------
                                                                      19,167,993
                                                                    ------------
BEVERAGES -- 0.8%
  Adolph Coors Co. - Class B                         29,800            1,882,987
                                                                    ------------
CHEMICALS -- 3.7%
  Air Products & Chemicals, Inc.                    103,600            3,729,600
  PPG Industries, Inc.                               60,300            2,393,156
  Praxair, Inc.                                      47,500            1,775,312
  Rohm & Haas Co.                                    45,000            1,307,812
                                                                    ------------
                                                                       9,205,880
                                                                    ------------
COMPUTER SOFTWARE & SERVICES -- 4.7%
  3Com Corp.**                                      143,800            2,759,162
  Cabletron Systems, Inc.**                          68,300            2,006,312
  Liberate Technologies, Inc.**                      82,500            2,387,344
  Network Associates, Inc.**                        109,600            2,479,700
  Quantum Corp-DLT & Storage**                      139,800            2,105,737
                                                                    ------------
                                                                      11,738,255
                                                                    ------------
CONSTRUCTION -- 2.0%
  Masco Corp.                                       119,700            2,229,412
  Southdown, Inc.                                    38,000            2,707,500
                                                                    ------------
                                                                       4,936,912
                                                                    ------------
CONSUMER DURABLES -- 1.3%
  SPX Corp.**                                        23,300            3,307,144
                                                                    ------------
ELECTRONICS -- 3.8%
  SCI Systems, Inc.**                                55,600            2,279,600
  Tektronix, Inc.                                    24,700            1,897,269
  Veeco Instruments, Inc.**                          27,800            2,954,184
  Viasystems Group, Inc.**                          144,500            2,456,500
                                                                    ------------
                                                                       9,587,553
                                                                    ------------
ENERGY & UTILITIES -- 13.9%
  CMS Energy Corp.                                  113,100            3,046,631
  Devon Energy Corp.                                 45,400            2,730,810
  Dominion Resources, Inc.                           56,100            3,257,306
  Dynegy, Inc. - Class A                             51,300            2,924,100
  Edison International                               78,100            1,508,306
  El Paso Energy Corp.                               17,700            1,090,762
  General Motors Corp. - Class H**                   66,400            2,468,752
  GPU, Inc.                                          91,500            2,968,031
  KeySpan Corp.                                      68,700            2,756,587
  Montana Power Co.                                  90,500            3,020,437
  PECO Energy Co.                                    62,800            3,803,325
  Reliant Energy, Inc.                               77,100            3,585,150
  Southern Energy, Inc.                              55,000            1,725,625
                                                                    ------------
                                                                      34,885,822
                                                                    ------------


                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         ------------
ENTERTAINMENT & LEISURE -- 1.6%
  Harrah's Entertainment, Inc.**                     45,000         $  1,237,500
  Park Place Entertainment Corp.**                  186,700            2,823,837
                                                                    ------------
                                                                       4,061,337
                                                                    ------------
FINANCE -- 3.7%
  Bear Stearns Companies, Inc.                       20,000            1,260,000
  Capital One Financial Corp.                        45,600            3,194,850
  Lehman Brothers Holdings, Inc.                     19,000            2,807,250
  USA Education, Inc.                                42,400            2,043,150
                                                                    ------------
                                                                       9,305,250
                                                                    ------------
FOOD & AGRICULTURE -- 2.9%
  General Mills, Inc.                                45,400            1,611,700
  Quaker Oats Co.                                    33,100            2,619,038
  Ralston Purina Group                              133,300            3,157,543
                                                                    ------------
                                                                       7,388,281
                                                                    ------------
INSURANCE -- 6.1%
  Ace Ltd.                                           49,000            1,923,250
  Allmerica Financial Corp.                          41,800            2,672,588
  Aon Corp.                                          58,400            2,292,200
  Hartford Financial Services Group,
    Inc.                                             18,700            1,363,931
  Lincoln National Corp.                             72,400            3,484,250
  PartnerRe Ltd.                                     74,200            3,519,863
                                                                    ------------
                                                                      15,256,082
                                                                    ------------
LEASING -- 0.5%
  Ryder System, Inc.                                 61,300            1,130,219
                                                                    ------------
MACHINERY & HEAVY EQUIPMENT -- 2.9%
  Deere & Co.                                        71,400            2,374,050
  Dover Corp.                                        60,900            2,858,494
  Ingersoll-Rand Co.                                 61,400            2,079,925
                                                                    ------------
                                                                       7,312,469
                                                                    ------------
MANUFACTURING -- 1.3%
  ITT Industries, Inc.                               97,700            3,169,144
                                                                    ------------
MEASURING & CONTROLLING DEVICES -- 2.0%
  Johnson Controls, Inc.                             39,000            2,074,313
  Parker-Hannifin Corp.                              89,000            3,003,750
                                                                    ------------
                                                                       5,078,063
                                                                    ------------
MEDICAL & MEDICAL SERVICES -- 8.5%
  Beckman Coulter, Inc.                              40,400            3,115,850
  Celgene Corp.**                                    26,700            1,588,650
  Health Management Associates, Inc.**              209,700            4,364,381
  Hillenbrand Industries, Inc.                       31,200            1,396,200
  McKesson HBOC, Inc.                                60,700            1,855,144
  Oxford Health Plans, Inc.**                        60,100            1,847,136
  Tenet Healthcare Corp.**                          115,100            4,186,763
  UnitedHealth Group, Inc.**                         29,100            2,873,625
                                                                    ------------
                                                                      21,227,749
                                                                    ------------
OIL & GAS -- 5.6%
  Burlington Resources, Inc.                         53,800            1,980,513
  Coastal Corp.                                      15,500            1,148,938
  Kerr-McGee Corp.                                   42,100            2,789,125
  MCN Energy Group, Inc.                             86,700            2,221,688
  Nabors Industries, Inc.**                          56,400            2,955,360
  Tidewater, Inc.**                                  62,400            2,839,200
                                                                    ------------
                                                                      13,934,824
                                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                   MID-CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES            VALUE
                                                  ---------         ------------
COMMON STOCKS (CONTINUED)
PAPER & FOREST PRODUCTS -- 1.1%
  Bowater, Inc.                                      30,400         $  1,411,700
  Willamette Industries, Inc.                        46,400            1,299,200
                                                                    ------------
                                                                       2,710,900
                                                                    ------------
PERSONAL SERVICES -- 0.5%
  International Game Technology, Inc.**              40,000            1,345,000
                                                                    ------------
PHARMACEUTICALS -- 1.0%
  OSI Pharmaceuticals, Inc.**                        25,900            1,813,000
  Watson Pharmaceuticals, Inc.**                     11,800              765,525
                                                                    ------------
                                                                       2,578,525
                                                                    ------------
PUBLISHING & PRINTING -- 1.0%
  McGraw-Hill Companies, Inc.                        41,100            2,612,419
                                                                    ------------
REAL ESTATE -- 3.7%
  Arden Realty, Inc.                                 92,475            2,479,486
  Avalonbay Communities, Inc.                        54,800            2,613,275
  Equity Office Properties Trust                     38,000            1,180,375
  Lennar Corp.                                       95,300            2,829,219
                                                                    ------------
                                                                       9,102,355
                                                                    ------------
RESTAURANTS -- 2.0%
  Brinker International, Inc.**                      75,800            2,283,475
  Darden Restaurants, Inc.                          131,300            2,732,681
                                                                    ------------
                                                                       5,016,156
                                                                    ------------
RETAIL MERCHANDISING -- 2.6%
  BJ's Wholesale Club, Inc.**                        64,800            2,211,300
  Limited, Inc.                                     104,200            2,298,913
  Venator Group, Inc.**                             168,900            2,090,138
                                                                    ------------
                                                                       6,600,351
                                                                    ------------
SECURITY BROKERS & DEALERS -- 0.8%
  Knight Trading Group, Inc.**                       54,100            1,947,600
                                                                    ------------
SEMICONDUCTORS & RELATED DEVICES -- 1.2%
  Vitesse Semiconductor Corp.**                      34,800            3,095,025
                                                                    ------------
SOAPS & COSMETICS -- 0.5%
  Avon Products, Inc.                                30,200            1,234,425
                                                                    ------------
TELECOMMUNICATIONS -- 2.4%
  Andrew Corp.**                                     83,000            2,173,563
  Broadwing, Inc.**                                  61,800            1,579,763
  McLeod USA, Inc. - Class A**                       58,800              841,575
  NEXTLINK Communications, Inc.-
    Class A**                                        29,000            1,020,438
  Pac-West Telecomm, Inc.**                          45,600              416,100
                                                                    ------------
                                                                       6,031,439
                                                                    ------------
TRANSPORTATION -- 1.3%
  Fedex Corp.**                                      74,500            3,303,330
                                                                    ------------
WASTE MANAGEMENT -- 0.4%
  Republic Services, Inc.**                          86,900            1,140,563
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $211,794,344)                                               236,231,246
                                                                    ------------


                                                 PAR/SHARES
                                   MATURITY         (000)               VALUE
                                   ----------    ----------         ------------

SHORT TERM INVESTMENTS -- 5.9%
   Federal Home Loan Bank
     Discount Notes
     6.28%                         10/02/00         $12,000         $ 11,997,907
   Galileo Money Market Fund                          2,789            2,789,227
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $14,787,134)                                                 14,787,134
                                                                    ------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $226,581,478*)                                             $251,018,380
                                                                    ============
-------------------
* Cost for Federal income tax purposes is $229,396,216. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                 $ 32,599,638
     Gross unrealized depreciation                                  (10,977,474)
                                                                   ------------
                                                                   $ 21,622,164
                                                                   ============
** Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                         MID-CAP VALUE EQUITY PORTFOLIO

SEPTEMBER 30, 2000

ASSETS
   Investments at value (Cost $226,581,478) .............................................................               $251,018,380
   Collateral received for securities loaned ............................................................                 34,235,578
   Dividends receivable .................................................................................                    276,332
   Interest receivable ..................................................................................                     15,795
   Investments sold receivable ..........................................................................                  2,449,326
   Capital shares sold receivable .......................................................................                     27,562
                                                                                                                        ------------
          TOTAL ASSETS ..................................................................................                288,022,973
                                                                                                                        ------------

LIABILITIES
   Payable upon return of securities loaned .............................................................                 34,235,578
   Investments purchased payable ........................................................................                  8,589,198
   Capital shares redeemed payable ......................................................................                    238,193
   Advisory fees payable ................................................................................                    188,865
   Adminstrative fees payable ...........................................................................                     46,584
   Transfer agent fees payable ..........................................................................                     24,355
   Other accrued expenses payable .......................................................................                     45,875
                                                                                                                        ------------
          TOTAL LIABILITIES .............................................................................                 43,368,648
                                                                                                                        ------------

NET ASSETS (Applicable to 17,111,564 Institutional shares, 1,451,431
   Service shares, 301,000 Investor A shares, 389,945 Investor B shares and
   75,698 Investor C shares outstanding) ................................................................               $244,654,325
                                                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($216,659,947 (DIVIDE) 17,111,564) ...........................................                     $12.66
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($18,372,912 (DIVIDE) 1,451,431) ...................................................                     $12.66
                                                                                                                              ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($3,805,379 (DIVIDE) 301,000) ...................................................                     $12.64
                                                                                                                              ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($12.64 (DIVIDE) 0.955) ..............................................................................                     $13.24
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($4,870,616 (DIVIDE) 389,945) ...................................................                     $12.49
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($945,471 (DIVIDE) 75,698) ......................................................                     $12.49
                                                                                                                              ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         MID-CAP GROWTH EQUITY PORTFOLIO

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES            VALUE
                                                  ---------         ------------
COMMON STOCKS -- 87.3%
ANALYTICAL INSTRUMENTS -- 1.9%
  PerkinElmer, Inc.**                               183,200         $ 19,121,500
                                                                    ------------
BANKS -- 1.9%
  Northern Trust Corp.                              156,200           13,882,275
  Silicon Valley Bancshares**                        79,200            4,612,162
                                                                    ------------
                                                                      18,494,437
                                                                    ------------
BUSINESS SERVICES -- 3.3%
  Apollo Group, Inc.**                               61,700            2,460,287
  Edison Schools, Inc.**                             82,000            2,603,500
  Homestore.com, Inc.**                              61,900            2,893,825
  Juniper Networks, Inc.**                           72,800           15,938,650
  Paychex, Inc.                                     157,250            8,255,625
                                                                    ------------
                                                                      32,151,887
                                                                    ------------
COMPUTER & OFFICE EQUIPMENT -- 9.8%
  Brocade Communications Systems,
    Inc.**                                          110,900           26,172,400
  Handspring, Inc.**                                122,000            8,425,625
  McDATA Corp. - Class B**                          122,400           15,041,812
  Network Appliance, Inc.**                         152,300           19,399,212
  Palm, Inc.**                                      523,200           27,696,587
                                                                    ------------
                                                                      96,735,636
                                                                    ------------
COMPUTER SOFTWARE & SERVICES -- 17.6%
  Adobe Systems, Inc.                                32,000            4,968,000
  Agile Software Corp.**                             43,000            3,867,312
  Ariba, Inc.**                                     127,300           18,237,714
  BEA Systems, Inc.**                               249,100           19,398,662
  CacheFlow, Inc.**                                  18,000            2,574,000
  Check Point Software Technologies
    Ltd.**                                          137,600           21,672,000
  Commerce One, Inc.**                               61,000            4,788,500
  Cybear Group**                                      9,380               12,311
  Fiserv, Inc.**                                     84,500            5,059,437
  Interwoven, Inc.**                                 40,500            4,579,031
  Macrovision Corp.**                               129,900           10,521,900
  Mercury Interactive Corp.**                        94,500           14,812,875
  Rational Software Corp.**                         332,400           23,060,250
  Redback Networks, Inc.**                           46,300            7,590,306
  Research in Motion Ltd.**                          59,600            5,874,325
  Siebel Systems, Inc.**                             52,500            5,843,906
  SmartForce PLC - Spons. ADR**                      90,300            4,277,963
  Software.com, Inc.**                               87,600           15,893,925
                                                                    ------------
                                                                     173,032,417
                                                                    ------------
ELECTRONICS -- 7.4%
  Celestica, Inc. - ADR**                           284,300           19,687,775
  Cirrus Logic, Inc.**                               67,400            2,717,063
  Flextronics International Ltd.**                  134,400           11,037,600
  PMC-Sierra, Inc.**                                 12,300            2,647,575
  Sanmina Corp.**                                    90,700            8,491,788
  SDL, Inc.**                                         6,900            2,125,200
  Tektronix, Inc.**                                 176,700           13,572,769
  TranSwitch Corp.**                                200,600           12,788,250
                                                                    ------------
                                                                      73,068,020
                                                                    ------------
ENERGY & UTILITIES -- 7.1%
  Ballard Power Systems, Inc.**                      42,000            4,589,156
  Calpine Corp.**                                   144,100           15,040,438
  Dynegy, Inc. - Class A                            187,900           10,710,300
  El Paso Energy Corp.                              279,800           17,242,675
  Entergy Corp.**                                   131,800            4,909,550


                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         ------------
ENERGY & UTILITIES (CONTINUED)
  NRG Energy, Inc.**                                321,500         $ 11,734,750
  Southern Energy, Inc.**                           182,500            5,725,938
                                                                    ------------
                                                                      69,952,807
                                                                    ------------
FINANCE -- 6.1%
  Capital One Financial Corp.                       248,550           17,414,034
  Knight Trading Group, Inc.**                       61,100            2,199,600
  Lehman Brothers Holdings, Inc.                     69,300           10,239,075
  Providian Financial Corp.                         141,900           18,021,300
  S & P 400 Mid-Cap Depositary
    Receipts**                                       75,000            7,368,750
  T. Rowe Price Associates, Inc.                    100,800            4,731,300
                                                                    ------------
                                                                      59,974,059
                                                                    ------------
FOOD & AGRICULTURE -- 0.6%
  Suiza Foods Corp.**                               108,000            5,474,250
                                                                    ------------
INSURANCE -- 1.9%
  Arthur J. Gallagher & Co.                          40,000            2,365,000
  Everest RE Group Ltd.                              80,000            3,960,000
  Marsh & McLennan Cos., Inc.                        77,500           10,288,125
  PMI Group, Inc.                                    33,600            2,276,400
                                                                    ------------
                                                                      18,889,525
                                                                    ------------
MEDICAL & MEDICAL SERVICES -- 4.4%
  Health Management Associates,
    Inc.**                                          218,600            4,549,613
  McKesson HBOC, Inc.**                             225,000            6,876,563
  Quest Diagnostics, Inc.**                          36,800            4,222,800
  Serono SA - ADR**                                 174,100            5,266,525
  Tenet Healthcare Corp.**                           73,400            2,669,925
  Waters Corp.**                                    224,200           19,953,800
                                                                    ------------
                                                                      43,539,226
                                                                    ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 2.4%
  Genzyme Corp.**                                    28,000            1,909,250
  Minimed, Inc.**                                   112,900           10,090,438
  PE Corp. - PE Biosystems Group                     67,000            7,805,500
  Techne Corp.**                                     38,000            4,256,000
                                                                    ------------
                                                                      24,061,188
                                                                    ------------
OIL & GAS -- 1.9%
  Nabors Industries, Inc.**                         216,700           11,355,080
  Noble Drilling Corp.**                            143,600            7,215,900
                                                                    ------------
                                                                      18,570,980
                                                                    ------------
PHARMACEUTICALS -- 11.3%
  Abgenix, Inc.**                                    38,500            3,111,281
  Alexion Pharmaceuticals, Inc.**                    40,000            4,560,000
  ALZA Corp.**                                      124,900           10,803,850
  Andrx Group**                                      80,000            7,470,000
  Biovail Corp.**                                   126,900           10,334,419
  COR Therapeutics, Inc.**                          127,000            7,913,688
  Cubist Pharmaceuticals, Inc.**                     45,000            2,342,813
  Enzon, Inc.**                                     120,200            7,933,200
  Gilead Sciences, Inc.**                            88,000            9,652,500
  IDEC Pharmaceuticals Corp.**                       17,000            2,981,109
  Medarex, Inc.**                                    24,500            2,874,156
  MedImmune, Inc.**                                 128,600            9,934,350
  Millennium Pharmaceuticals, Inc.**                 91,200           13,320,900
  Vertex Pharmaceuticals, Inc.**                    209,000           17,660,500
                                                                    ------------
                                                                     110,892,766
                                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                   MID-CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES            VALUE
                                                  ---------         ------------
COMMON STOCKS (CONTINUED)
PUBLISHING & PRINTING -- 0.2%
  McGraw-Hill Companies, Inc.                        35,000         $  2,224,688
                                                                    ------------
REAL ESTATE -- 0.7%
  Hilton Hotels Corp.**                             571,600            6,609,125
                                                                    ------------
RETAIL MERCHANDISING -- 0.6%
  Bed, Bath and Beyond, Inc.**                      108,000            2,634,188
  Williams Sonoma, Inc.**                           105,600            3,669,600
                                                                    ------------
                                                                       6,303,788
                                                                    ------------
SEMICONDUCTORS & RELATED DEVICES -- 5.2%
  Applied Micro Circuits Corp.**                     98,661           20,428,993
  Integrated Device Technology, Inc.**               60,700            5,493,350
  Micrel, Inc.**                                    134,400            9,004,800
  Vitesse Semiconductor Corp.**                     177,800           15,813,088
                                                                    ------------
                                                                      50,740,231
                                                                    ------------
TELECOMMUNICATIONS -- 3.0%
  Cosine Communications, Inc.**                      43,300            2,405,856
  Natural MicroSystems Corp.**                       71,800            3,862,616
  Newport Corp.**                                    90,400           14,397,613
  Plantronics, Inc.**                                75,600            2,872,800
  Polycom, Inc.**                                    90,400            6,053,975
                                                                    ------------
                                                                      29,592,860
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $683,962,238)                                               859,429,390
                                                                    ------------


                                                 PAR/SHARES
                                 MATURITY           (000)               VALUE
                                 --------        ----------         ------------
SHORT TERM INVESTMENTS -- 12.7%
   Federal Home Loan Bank
     Discount Notes
     6.28%***                    10/02/00          $121,000         $120,978,892
   Federal Home Loan Bank
     Discount Notes
     6.37%***                    11/22/00             2,000            1,981,598
   Galileo Money Market Fund                          2,109            2,109,076
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $125,069,566)                                               125,069,566
                                                                    ------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $809,031,804*)                                             $984,498,956
                                                                    ============
-------------------
* Cost for Federal income tax purposes is $816,239,399. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                 $179,752,609
     Gross unrealized depreciation                                  (11,493,052)
                                                                   ------------
                                                                   $168,259,557
                                                                   ============
**  Non-income producing security.

*** Securities pledged as collateral with a value of $1,980,800 on 50 Standard &
    Poor's 500 Stock Index futures contracts expiring December 2000. The value of such contracts on September 30, 2000 was $18,171,250, thereby resulting in an unrealized loss of $516,930.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                         MID-CAP GROWTH EQUITY PORTFOLIO

SEPTEMBER 30, 2000

ASSETS
   Investments at value (Cost $809,031,804) ............................................................              $  984,498,956
   Collateral received for securities loaned ...........................................................                 222,054,626
   Dividends receivable ................................................................................                      97,262
   Interest receivable .................................................................................                      46,253
   Investments sold receivable .........................................................................                  16,670,704
   Capital shares sold receivable ......................................................................                   2,467,442
   Prepaid expenses ....................................................................................                       3,990
                                                                                                                      --------------
          TOTAL ASSETS .................................................................................               1,225,839,233
                                                                                                                      --------------

LIABILITIES
   Payable upon return of securities loaned ............................................................                 222,054,626
   Investments purchased payable .......................................................................                  14,237,933
   Capital shares redeemed payable .....................................................................                   2,162,046
   Advisory fees payable ...............................................................................                     658,875
   Adminstrative fees payable ..........................................................................                     173,041
   Transfer agent fees payable .........................................................................                      39,670
   Other accrued expenses payable ......................................................................                     482,510
   Futures margin payable ..............................................................................                     278,350
                                                                                                                      --------------
          TOTAL LIABILITIES ............................................................................                 240,087,051
                                                                                                                      --------------

NET ASSETS (Applicable to 25,075,286 Institutional shares, 1,981,855
   Service shares, 3,207,758 Investor A shares, 4,885,925 Investor B shares and
   2,451,567 Investor C shares outstanding) ............................................................              $  985,752,182
                                                                                                                      ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($666,420,301 (DIVIDE) 25,075,286) ..........................................                      $26.58
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($51,911,597 (DIVIDE) 1,981,855) ..................................................                      $26.19
                                                                                                                              ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($83,151,752 (DIVIDE) 3,207,758) ...............................................                      $25.92
                                                                                                                              ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($25.92 (DIVIDE) 0.955) .............................................................................                      $27.14
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($122,726,056 (DIVIDE) 4,885,925) ..............................................                      $25.12
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($61,542,476 (DIVIDE) 2,451,567) ...............................................                      $25.10
                                                                                                                              ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                        SMALL CAP VALUE EQUITY PORTFOLIO

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES            VALUE
                                                  ---------         ------------
COMMON STOCKS -- 96.3%
AEROSPACE -- 1.4%
  Teledyne Technologies, Inc.**                     279,500         $  8,140,437
                                                                    ------------
BAKERY PRODUCTS -- 0.8%
  Flowers Industries, Inc.                          242,900            4,736,550
                                                                    ------------
BANKS -- 6.0%
  Bank United Corp. - Class A                        59,700            3,026,044
  Colonial BancGroup, Inc.**                        270,100            2,802,287
  Commerce Bancorp, Inc.                            130,779            7,609,703
  Cullen/Frost Bankers                              252,804            8,216,130
  Fulton Financial Corp.                             87,700            1,737,556
  Greater Bay Bancorp                                34,600            2,402,537
  Richmond County Financial Corp.                   209,800            5,074,538
  Silicon Valley Bancshares**                        62,600            3,645,472
                                                                    ------------
                                                                      34,514,267
                                                                    ------------
BEVERAGES -- 1.0%
  Constellation Brands, Inc. - Class A**            109,500            5,947,219
                                                                    ------------
BUSINESS SERVICES -- 1.3%
  Affiliated Managers Group, Inc.**                 133,478            7,599,904
                                                                    ------------
CHEMICALS -- 4.2%
  Cambrex Corp.**                                    94,200            3,485,400
  Crompton Corp.                                    683,300            5,380,987
  Cytec Industries, Inc.**                          168,300            5,627,531
  OM Group, Inc.                                    144,100            6,286,362
  Solutia, Inc.**                                   284,000            3,230,500
                                                                    ------------
                                                                      24,010,780
                                                                    ------------
COMPUTER & OFFICE EQUIPMENT -- 3.7%
  C-Cube Microsystems, Inc.**                       183,600            3,763,800
  Interface, Inc.**                                 432,500            3,446,484
  Pactiv Corp.**                                    680,900            7,617,569
  United Stationers, Inc.**                         235,600            6,331,750
                                                                    ------------
                                                                      21,159,603
                                                                    ------------
COMPUTER SOFTWARE & SERVICES -- 1.6%
  Aspen Technology, Inc.**                           92,900            4,192,112
  Manugistics Group, Inc.**                          48,200            4,729,625
                                                                    ------------
                                                                       8,921,737
                                                                    ------------
CONSTRUCTION -- 1.0%
  Dal-Tile International, Inc.**                    468,500            5,856,250
                                                                    ------------
CONTAINERS -- 1.1%
  Packaging Corp. of America**                      568,000            6,283,500
                                                                    ------------
CONSUMER DURABLES -- 0.6%
  Wellman, Inc.                                     234,800            3,389,925
                                                                    ------------
ELECTRONICS -- 7.6%
  Anadigics, Inc.**                                 137,600            3,044,400
  Avista Corp.**                                    127,200            2,862,000
  Belden, Inc.                                      202,140            4,775,557
  Benchmark Electronics, Inc.**                     102,400            5,324,800
  Coherent, Inc.**                                   51,100            3,474,800
  CTS Corp.**                                        89,600            4,536,000
  Harman International Industries                   113,600            4,441,760
  Kent Electronics Corp.                            160,900            3,841,487
  Merix Corp.**                                      42,800            2,773,975
  Sensormatic Electronics Corp.**                    91,700            1,375,500
  Veeco Instruments, Inc.**                          68,400            7,268,569
                                                                    ------------
                                                                      43,718,848
                                                                    ------------


                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         ------------
ENERGY & UTILITIES -- 6.6%
  Alliant Energy Corp.                              229,600         $  6,744,500
  Cleco Corp.                                       177,300            8,288,775
  Equitable Resources, Inc.                         146,800            9,303,450
  Mitchell Energy & Development
    Corp. - Class A                                  72,800            3,394,300
  Piedmont Natural Gas, Inc.                        143,800            4,403,875
  Washington Gas Light Corp.                        199,000            5,348,125
                                                                    ------------
                                                                      37,483,025
                                                                    ------------
ENTERTAINMENT & LEISURE -- 1.2%
  CEC Entertainment, Inc.**                         129,000            4,128,000
  WMS Industries, Inc.                              118,100            2,657,250
                                                                    ------------
                                                                       6,785,250
                                                                    ------------
FINANCE -- 1.6%
  Banknorth Group, Inc.                             506,500            9,053,687
                                                                    ------------
FOOD & AGRICULTURE -- 3.1%
  Del Monte Foods Co.**                             340,400            2,106,225
  Earthgrains Co.                                   332,200            6,124,937
  Hain Celestial Group, Inc.**                       91,300            3,206,912
  Suiza Foods Corp.**                               125,800            6,376,487
                                                                    ------------
                                                                      17,814,561
                                                                    ------------
INSURANCE -- 7.3%
  Arthur J. Gallagher & Co.                         201,800           11,931,424
  Everest RE Group Ltd.                             141,500            7,004,250
  First American Financial Corp.                    204,200            4,262,675
  HCC Insurance Holdings, Inc.                      274,000            5,565,625
  Radian Group, Inc.                                106,600            7,195,500
  StanCorp Financial Group, Inc.                    139,243            5,952,638
                                                                    ------------
                                                                      41,912,112
                                                                    ------------
LEASING -- 0.5%
  Ryder System, Inc.                                151,700            2,796,969
                                                                    ------------
MACHINERY & HEAVY EQUIPMENT -- 4.1%
  Kennametal, Inc.                                  163,600            4,212,700
  Pentair, Inc.                                     214,400            5,735,200
  Stewart & Stevenson Services,
    Inc.                                            444,500            7,750,969
  Terex Corp.**                                     169,400            2,212,787
  USFreightways Corp.                               160,900            3,650,419
                                                                    ------------
                                                                      23,562,075
                                                                    ------------
MEDIA -- 0.3%
  Valassis Communication, Inc.**                     84,850            1,887,912
                                                                    ------------
MEDICAL & MEDICAL SERVICES -- 5.0%
  Community Health Systems**                        176,900            5,682,913
  Foundation Health Systems, Inc.**                 355,500            5,910,187
  Manor Care, Inc.                                  438,800            6,883,675
  Quorum Health Group, Inc.**                       146,400            1,903,200
  Universal Health Services**                        96,600            8,271,375
                                                                    ------------
                                                                      28,651,350
                                                                    ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.9%
  Caremark Rx, Inc.**                               473,000            5,321,250
  Varian Medical Systems, Inc.**                    119,100            5,381,831
                                                                    ------------
                                                                      10,703,081
                                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES            VALUE
                                                  ---------         ------------
COMMON STOCKS (CONTINUED)
METAL & MINING -- 3.5%
  Century Aluminum Co.                              338,500         $  4,231,250
  Coorstek, Inc.                                     61,400            2,348,550
  Louis Dreyfus Natural Gas Corp.**                 137,900            5,464,288
  Mueller Industries, Inc.**                        210,000            4,711,875
  RTI International Metals, Inc.**                  241,200            3,482,325
                                                                    ------------
                                                                      20,238,288
                                                                    ------------
MOTOR VEHICLES -- 0.7%
  Visteon Corp.                                     279,900            4,233,488
                                                                    ------------
OIL & GAS -- 3.8%
  Oneok, Inc.                                       163,600            6,503,100
  Pride International, Inc.**                       174,500            4,624,250
  Questar Corp.**                                   181,800            5,056,313
  Triton Energy Ltd.                                 50,200            1,957,800
  Valero Energy Corp.                                99,600            3,504,675
                                                                    ------------
                                                                      21,646,138
                                                                    ------------
PAPER & FOREST PRODUCTS -- 0.2%
  Mail-Well, Inc.**                                 311,100            1,380,506
                                                                    ------------
PHARMACEUTICALS -- 2.7%
  Cell Genesys, Inc.**                               87,900            2,637,000
  Cell Therapeutics, Inc.**                          59,200            3,947,900
  Dura Pharmaceuticals, Inc.**                      132,400            4,683,650
  OSI Pharmaceuticals, Inc.**                        60,400            4,228,000
                                                                    ------------
                                                                      15,496,550
                                                                    ------------
REAL ESTATE -- 9.0%
  Alexandria Real Estate Equities, Inc.             152,600            5,236,088
  AMB Property Corp.                                237,000            5,821,313
  Brandywine Realty Trust                           263,300            5,331,825
  BRE Properties, Inc.                              140,782            4,505,024
  Camden Property Trust                             140,500            4,355,500
  Eastgroup Properties**                            206,500            4,594,625
  Essex Property Trust, Inc.                         55,400            3,067,775
  Lennar Corp.                                      190,365            5,651,461
  MeriStar Hospitality Corp.                        136,100            2,756,025
  Pulte Corp.                                       111,600            3,682,800
  SL Green Realty Corp.**                           226,700            6,361,769
                                                                    ------------
                                                                      51,364,205
                                                                    ------------
RESTAURANTS -- 0.5%
  Ruby Tuesday, Inc.                                273,200            3,073,500
                                                                    ------------
RETAIL MERCHANDISING -- 8.1%
  Ann Taylor Stores Corp.**                         133,000            5,112,188
  Children's Place Retail Stores, Inc.**            164,300            4,230,725
  Duane Reade, Inc.**                               240,500            5,832,125
  Men's Wearhouse, Inc.**                           182,500            5,167,032
  Pier 1 Imports, Inc.**                            496,000            6,727,000
  Russell Corp.                                     270,500            4,294,188
  Salton, Inc.**                                     67,600            2,184,325
  Skechers USA, Inc.**                              147,700            2,233,963
  Tupperware Corp.                                  321,600            5,788,800
  Venator Group, Inc.**                             392,800            4,860,900
                                                                    ------------
                                                                      46,431,246
                                                                    ------------


                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         ------------
SECURITY BROKERS & DEALERS -- 0.7%
  Tucker Anthony Sutro Corp.**                      152,800         $  3,877,300
                                                                    ------------
SOAPS & COSMETICS -- 0.8%
  Alberto-Culver Co.                                151,600            4,367,975
                                                                    ------------
TELECOMMUNICATIONS -- 2.2%
  CT Communications, Inc.                           156,300            3,174,844
  Glenayre Technologies, Inc.**                     402,900            4,381,538
  Pac-West Telecomm, Inc.**                         107,700              982,763
  PECO II, Inc**                                     83,800            3,922,888
                                                                    ------------
                                                                      12,462,033
                                                                    ------------
TRANSPORTATION -- 1.7%
  Dollar Thrifty Automotive Group,
    Inc.**                                          126,600            2,500,350
  GATX Corp.                                        166,300            6,963,813
                                                                    ------------
                                                                       9,464,163
                                                                    ------------
WASTE MANAGEMENT -- 0.5%
  Waste Connections, Inc.**                         110,700            2,836,688
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $463,457,754)                                               551,801,122
                                                                    ------------


                                                 PAR/SHARES
                                MATURITY            (000)
                                --------         ----------
SHORT TERM INVESTMENTS -- 3.7%
   Federal Home Loan Bank
     Discount Notes
     6.28%                      10/02/00            $17,000           16,997,034
   Galileo Money Market Fund                          3,973            3,972,942
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $20,969,976)                                                 20,969,976
                                                                    ------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $484,427,730*)                                             $572,771,098
                                                                    ============
-------------------
* Cost for Federal income tax purposes is $487,993,736. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                                   $117,221,777
   Gross unrealized depreciation                                    (32,444,415)
                                                                   ------------
                                                                   $ 84,777,362
                                                                   ============
** Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                        SMALL CAP VALUE EQUITY PORTFOLIO

SEPTEMBER 30, 2000

ASSETS
   Investments at value (Cost $484,427,730) .............................................................               $572,771,098
   Collateral received for securities loaned ............................................................                 46,911,735
   Dividends receivable .................................................................................                    513,722
   Interest receivable ..................................................................................                     67,612
   Investments sold receivable ..........................................................................                  5,102,928
   Capital shares sold receivable .......................................................................                    269,184
   Prepaid expenses .....................................................................................                      4,881
                                                                                                                        ------------
          TOTAL ASSETS ..................................................................................                625,641,160
                                                                                                                        ------------

LIABILITIES
   Payable upon return of securities loaned .............................................................                 46,911,735
   Investments purchased payable ........................................................................                 13,307,305
   Capital shares redeemed payable ......................................................................                    863,101
   Advisory fees payable ................................................................................                    258,020
   Adminstrative fees payable ...........................................................................                    106,714
   Transfer agent fees payable ..........................................................................                     36,883
   Other accrued expenses payable .......................................................................                    130,881
                                                                                                                        ------------
          TOTAL LIABILITIES .............................................................................                 61,614,639
                                                                                                                        ------------

NET ASSETS (Applicable to 27,507,307 Institutional shares, 2,980,882
   Service shares, 1,504,155 Investor A shares, 714,348 Investor B shares and
   281,578 Investor C shares outstanding) ...............................................................               $564,026,521
                                                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($470,829,832 (DIVIDE) 27,507,307) ...........................................                     $17.12
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($50,980,063 (DIVIDE) 2,980,882) ...................................................                     $17.10
                                                                                                                              ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($25,719,323 (DIVIDE) 1,504,155) ................................................                     $17.10
                                                                                                                              ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($17.10 (DIVIDE) 0.955) ..............................................................................                     $17.91
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($11,831,352 (DIVIDE) 714,348) ..................................................                     $16.56
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($4,665,951 (DIVIDE) 281,578) ...................................................                     $16.57
                                                                                                                              ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                        SMALL CAP GROWTH EQUITY PORTFOLIO

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES            VALUE
                                                  ---------       --------------
COMMON STOCKS -- 77.1%
ADVERTISING -- 0.4%
  Getty Images, Inc.**                              340,500       $   10,363,969
                                                                  --------------
BANKS -- 3.0%
  Greater Bay Bancorp                               160,000           11,110,000
  Investors Financial Service Co.                   976,900           61,666,812
  Southwest Bancorporation of Texas,
    Inc.**                                          352,400           11,519,075
                                                                  --------------
                                                                      84,295,887
                                                                  --------------
BROADCASTING -- 0.2%
  Entravision Communications Corp.**                326,000            5,664,250
                                                                  --------------
BUSINESS SERVICES -- 1.5%
  Affiliated Managers Group, Inc.**                 337,200           19,199,325
  CompuCredit Corp.**                               300,000           16,828,125
  Corporate Executive Board Co.**                   130,000            5,232,500
                                                                  --------------
                                                                      41,259,950
                                                                  --------------
CHEMICALS -- 0.5%
  Varian, Inc.**                                    346,100           14,903,931
                                                                  --------------
COMPUTER & OFFICE EQUIPMENT -- 3.2%
  Avici Systems, Inc.**                              44,500            4,233,062
  Descartes Systems Group, Inc.**                   285,600           14,137,200
  InFocus Corp.**                                   175,300            9,290,900
  Integrated Circuit Systems, Inc.**                376,800            6,970,800
  M-Systems Flash Disk Pioneers
    Ltd.**                                          589,800           22,522,987
  McDATA Corp. - Class B**                          276,700           34,003,836
                                                                  --------------
                                                                      91,158,785
                                                                  --------------
CONSTRUCTION -- 0.0%
  Washington Group International, Inc.**                162                  567
                                                                  --------------
COMPUTER SOFTWARE & SERVICES -- 10.0%
  Actuate Software Corp.**                           29,200            1,008,769
  Art Technology Group, Inc.**                      239,800           22,721,050
  Aspen Technology, Inc.**                          370,900           16,736,862
  Business Objects SA - ADR**                        85,800            9,700,762
  Concurrent Computer Corp.**                       893,400           16,974,600
  Embarcadero Technologies, Inc.**                    5,000              256,875
  I-Many, Inc.**                                    258,700            5,157,831
  i2 Technologies, Inc.**                           137,155           25,656,557
  Informatica Corp.**                               100,000            9,325,000
  Jack Henry & Associates, Inc.                     116,400            5,048,850
  Manugistics Group, Inc.**                         515,600           50,593,250
  Mercury Interactive Corp.**                       357,000           55,959,750
  Netegrity, Inc.**                                 121,650            8,515,500
  Nuance Communications, Inc.**                     152,000           18,496,500
  Packeteer, Inc.**                                 296,100           11,233,294
  SignalSoft Corp.**                                156,300            6,349,687
  SmartForce PLC - Spons. ADR**                     407,900           19,324,262
                                                                  --------------
                                                                     283,059,399
                                                                  --------------
ELECTRONICS -- 12.5%
  ACT Manufacturing, Inc.**                         222,900           11,757,975
  Active Power, Inc.**                               75,000            4,650,000
  Bruker Daltonics, Inc.**                          460,445           20,432,247
  Cable Design Technologies, Inc.**                 220,850            5,369,416
  Elantec Semiconductor, Inc.**                     287,200           28,612,300
  Exar Corp.**                                      240,400           29,088,400
  Flextronics International Ltd.**                  428,379           35,180,625
  Kent Electronics Corp.**                           52,900            1,262,987


                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------       --------------
ELECTRONICS (CONTINUED)
  Lightpath Technologies, Inc. -
    Class A**                                       300,000       $   14,250,000
  Marvell Technology Group Ltd.**                    27,100            2,090,087
  Oak Technology, Inc.**                            328,400            8,989,950
  Plexus Corp.**                                    785,000           55,342,500
  Power-One, Inc.**                                 101,444            6,138,947
  Sanmina Corp.**                                   148,960           13,946,380
  SDL, Inc.**                                       122,700           37,791,600
  TranSwitch Corp.**                                972,502           61,997,003
  TTM Technologies, Inc.**                           88,900            2,089,150
  Virata Corp.**                                    157,400           10,408,075
  WJ Communication, Inc**                           150,000            5,550,000
                                                                  --------------
                                                                     354,947,642
                                                                  --------------
ENERGY & UTILITIES -- 3.7%
  Calpine Corp.**                                   917,700           95,784,938
  Capstone Turbine Corp.**                          118,300            8,192,275
  Proton Energy Systems**                            60,000            1,717,500
                                                                  --------------
                                                                     105,694,713
                                                                  --------------
ENTERTAINMENT & LEISURE -- 2.3%
  Extended Stay America, Inc.**                     176,600            2,339,950
  Mandalay Resort Group**                           528,800           13,550,500
  MGM Grand, Inc.                                   737,700           28,170,919
  Park Place Entertainment Corp.**                  804,100           12,162,013
  WMS Industries, Inc.**                            376,700            8,475,750
                                                                  --------------
                                                                      64,699,132
                                                                  --------------
MANUFACTURING -- 0.3%
  REMEC, Inc.**                                     319,300            9,399,394
                                                                  --------------
MEDICAL & MEDICAL SERVICES -- 7.0%
  Barr Laboratories, Inc.**                         439,450           29,141,028
  Celgene Corp.**                                   781,900           46,523,050
  Charles River Laboratories
    International, Inc.**                            72,500            2,465,000
  Inhale Therapeutic Systems**                      769,300           43,369,288
  Lexicon Genetics, Inc.**                          321,300           10,161,113
  Pharmacopeia, Inc.**                              445,300           11,355,150
  Titan Pharmaceuticals, Inc.**                     842,900           54,788,500
                                                                  --------------
                                                                     197,803,129
                                                                  --------------
MEDICAL INSTRUMENTS & SUPPLIES -- 2.0%
  Cerner Corp.**                                    114,700            5,326,381
  Genencor International, Inc.**                    285,200            8,449,050
  Novoste Corp.**                                   187,700            7,977,250
  Techne Corp.**                                    310,100           34,731,200
                                                                  --------------
                                                                      56,483,881
                                                                  --------------
OIL & GAS -- 1.0%
  Cal Dive International, Inc.**                    218,610           12,501,759
  Cross Timbers Oil Co.                             398,550            7,647,178
  Patterson Energy, Inc.**                           70,900            2,437,188
  Spinnaker Exploration Co.**                       190,000            6,626,250
                                                                  --------------
                                                                      29,212,375
                                                                  --------------
PERSONAL SERVICES -- 0.9%
  Computer Learning Centers, Inc.**                  25,071               24,288
  International Game Technology,
    Inc.**                                          716,300           24,085,588
                                                                  --------------
                                                                      24,109,876
                                                                  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                  SMALL CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES            VALUE
                                                  ---------       --------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS -- 15.6%
  Aclara Biosciences, Inc.**                        452,343       $   13,739,919
  Advance Paradigm, Inc.**                          450,000           18,984,375
  Alkermes, Inc.**                                  240,500            9,289,313
  AmeriSource Health Corp. -
    Class A**                                       221,100           10,391,700
  Aurora Biosciences Corp.**                        253,300           17,224,400
  Discovery Partners Intl.**                         28,800              585,000
  Genzyme Transgenics Corp.**                       381,000           13,430,250
  Intermune Pharmaceuticals, Inc.**                 256,100           13,893,425
  IntraBiotics Pharmaceuticals, Inc.**              689,100           11,197,875
  Maxim Pharmaceuticals, Inc.**                     252,900           15,363,675
  Medicis Pharmaceutical Corp.**                    276,700           17,017,050
  Millennium Pharmaceuticals, Inc.**                318,800           46,564,725
  Noven Pharmaceuticals, Inc.**                     836,971           35,780,510
  OSI Pharmaceuticals, Inc.**                       382,200           26,754,000
  QLT, Inc.**                                       172,600           12,233,025
  Shire Pharmaceuticals Group PLC -
    ADR**                                           822,461           42,459,549
  United Therapeutics Corp.**                       552,200           48,248,475
  Vertex Pharmaceuticals, Inc.**                  1,054,800           89,130,600
                                                                  --------------
                                                                     442,287,866
                                                                  --------------
RESTAURANTS -- 0.5%
  Brinker International, Inc.**                     455,400           13,718,925
                                                                  --------------
RETAIL MERCHANDISING -- 2.6%
  American Eagle Outfitters, Inc.**                 250,300            7,884,450
  Oakley, Inc.**                                    523,900            9,200,994
  Pier 1 Imports, Inc.                            1,645,400           22,315,738
  Talbots, Inc.                                     290,849           19,268,746
  Venator Group, Inc.**                           1,262,800           15,627,150
                                                                  --------------
                                                                      74,297,078
                                                                  --------------
SECURITY BROKERS & DEALERS -- 0.3%
  LaBranche & Co., Inc.**                           278,600            9,298,275
                                                                  --------------
SEMICONDUCTORS & RELATED DEVICES -- 2.8%
  Applied Micro Circuits Corp.**                    387,528           80,242,517
                                                                  --------------
TELECOMMUNICATIONS -- 6.6%
  Exfo Electro-Optical Engineering,
    Inc.**                                          158,800            6,917,725
  Inrange Technologies Corp. Com**                   87,500            4,637,500
  Lexent, Inc.**                                     84,500            2,513,875
  Microcell Telecommunications,
    Inc.**                                          178,400            5,184,750
  Natural MicroSystems Corp.**                    1,003,200           53,969,025
  Omnisky Corp.**                                    85,600            1,738,750
  Pinnacle Holdings, Inc.**                         438,600           11,677,725
  Polycom, Inc.**                                   770,000           51,565,938
  SBA Communications Corp.**                        660,557           27,702,109
  Sonus Networks, Inc.**                             40,200            5,080,275
  Spectrasite Holdings, Inc.**                      661,800           12,284,663
  Ulticom, Inc.**                                    80,283            3,783,336
                                                                  --------------
                                                                     187,055,671
                                                                  --------------
TEXTILES -- 0.2%
  Columbia Sportswear Co.**                         140,700            6,454,613
                                                                  --------------
TOTAL COMMON STOCKS
   (Cost $1,383,758,802)                                           2,186,411,825
                                                                  --------------


                                                 PAR/SHARES
                               MATURITY             (000)             VALUE
                               --------          ----------       --------------

CORPORATE BONDS -- 0.2%
   Speedway Motorsports, Inc.
     5.75%                     09/30/03            $  7,000       $    6,168,750
                                                                  --------------
     (Cost $7,000,000)

SHORT TERM INVESTMENTS -- 22.7%
   Citicorp Commercial Paper
     6.50%                     12/07/00              10,690           10,558,748
   Corporate Receivables Trust
     Commerical Paper
     6.48%                     11/20/00               6,170            6,114,470
   Federal Farm Credit Bank
     Discount Notes
     6.28%                     10/02/00              13,100           13,097,715
   Federal Home Loan Bank
     Discount Notes
     6.20%                     10/02/00              72,150           72,137,574
     6.28%                     10/02/00              63,300           63,288,958
     6.35%                     10/06/00             185,143          184,979,714
     6.45%                     10/27/00              30,550           30,407,688
   Federal Home Loan Mortgage
     Corp. Discount Notes
     6.40%***                  10/17/00             100,000           99,715,333
   Salomon Brothers Commerical
     Paper
     6.48%                     11/20/00               6,170            6,114,470
   Student Loan Marketing
     Association Discount Notes
     6.28%                     10/02/00             154,900          154,872,979
   Galileo Money Market Fund                          3,882            3,881,771
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $645,171,353)                                               645,169,420
                                                                  --------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $2,035,930,155*)                                         $2,837,749,995
                                                                  ==============
-------------------
* Cost for Federal income tax purposes is $2,059,863,527. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation                               $841,088,971
       Gross unrealized depreciation                                (63,202,503)
                                                                   ------------
                                                                   $777,886,468
                                                                   ============
**  Non-income producing security.

*** Securities  pledged  as  collateral  with a value  of  $22,925,480  on 1,150
    Standard & Poor's 500 Stock Index futures contracts expiring December 2000. The value of such contracts on September 30, 2000 was $417,938,750, thereby resulting in an unrealized loss of $10,102,309.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                        SMALL CAP GROWTH EQUITY PORTFOLIO

SEPTEMBER 30, 2000

ASSETS
   Investments at value (Cost $2,035,930,155) ..........................................................              $2,837,749,995
   Collateral received for securities loaned ...........................................................                 497,076,216
   Dividends receivable ................................................................................                      35,986
   Interest receivable .................................................................................                     317,104
   Investments sold receivable .........................................................................                  43,126,199
   Capital shares sold receivable ......................................................................                   2,739,674
   Prepaid expenses ....................................................................................                      13,711
                                                                                                                      --------------
          TOTAL ASSETS .................................................................................               3,381,058,885
                                                                                                                      --------------

LIABILITIES
   Payable upon return of securities loaned ............................................................                 497,076,216
   Investments purchased payable .......................................................................                  31,534,859
   Capital shares redeemed payable .....................................................................                  11,462,366
   Advisory fees payable ...............................................................................                   1,184,878
   Adminstrative fees payable ..........................................................................                     465,755
   Transfer agent fees payable .........................................................................                      63,307
   Other accrued expenses payable ......................................................................                     806,885
   Futures margin payable ..............................................................................                   5,806,869
                                                                                                                      --------------
          TOTAL LIABILITIES ............................................................................                 548,401,135
                                                                                                                      --------------

NET ASSETS (Applicable to 61,436,225 Institutional shares, 9,041,110
   Service shares, 5,080,621 Investor A shares, 2,902,052 Investor B shares and
   1,491,103 Investor C shares outstanding) ............................................................              $2,832,657,750
                                                                                                                      ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($2,196,699,928 (DIVIDE) 61,436,225) ........................................                      $35.76
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($315,647,262 (DIVIDE) 9,041,110) .................................................                      $34.91
                                                                                                                              ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($175,112,146 (DIVIDE) 5,080,621) ..............................................                      $34.47
                                                                                                                              ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($34.47 (DIVIDE) 0.955) .............................................................................                      $36.09
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($95,922,451 (DIVIDE) 2,902,052) ...............................................                      $33.05
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($49,275,963 (DIVIDE) 1,491,103) ...............................................                      $33.05
                                                                                                                              ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                           MICRO-CAP EQUITY PORTFOLIO

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES            VALUE
                                                  ---------         ------------
COMMON STOCKS -- 75.6%
BANKS -- 0.6%
  East West Bancorp, Inc.                            75,000         $  1,467,187
  Sterling Bancshares, Inc.                         125,000            1,906,250
                                                                    ------------
                                                                       3,373,437
                                                                    ------------
BUSINESS SERVICES -- 2.3%
  Actrade Financial Technologies Ltd.**              90,000            2,705,625
  Administaff, Inc.**                                70,000            5,299,000
  Bell Micro Products, Inc.**                        64,300            2,009,375
  ScanSource, Inc.**                                 75,000            4,003,125
                                                                    ------------
                                                                      14,017,125
                                                                    ------------
COMPUTER & OFFICE EQUIPMENT -- 0.3%
  Avantgo, Inc.                                     100,000            2,000,000
                                                                    ------------
COMPUTER SOFTWARE & SERVICES -- 11.7%
  Adept Technology, Inc.**                          117,800            6,191,862
  Caminus Corp.**                                    90,000            3,577,500
  Carreker-Antinori, Inc.**                         330,000            6,435,000
  Docent, Inc.**                                     40,500              749,250
  Embarcadero Technologies, Inc.**                  205,000           10,531,875
  Genomic Solutions, Inc.**                          94,200            1,619,062
  Information Resource Engineering,
    Inc.**                                          117,800            3,563,450
  Macrovision Corp.**                               130,000           10,530,000
  Precise Software Solutions**                      235,000           10,134,375
  Rosetta Inpharmatics, Inc.**                      174,100            4,855,758
  SignalSoft Corp.**                                 65,100            2,644,687
  Socket Communications, Inc.**                     117,800            1,825,900
  Talx Corp.**                                      203,500            5,240,125
  Valicert, Inc.**                                  145,000            2,537,500
  Vastera, Inc.**                                    31,300              688,600
                                                                    ------------
                                                                      71,124,944
                                                                    ------------
ELECTRONICS -- 10.3%
  Anaren Microwave, Inc.**                           80,000           10,850,000
  BEI Technologies, Inc.                             25,000            1,043,750
  Elantec Semiconductor, Inc.**                     110,000           10,958,750
  Lightpath Technologies, Inc. -
    Class A**                                       185,000            8,787,500
  Measurement Specialties, Inc.**                    30,300            1,461,975
  Merix Corp.**                                     219,000           14,193,937
  Park Electrochemical Corp.                         80,000            4,450,000
  Spectrum Control, Inc.**                          117,800            1,892,162
  Trikon Technologies, Inc.**                       150,000            2,118,750
  Ultimate Electronics, Inc.**                       37,000            1,521,625
  Vertex Interactive, Inc.**                        275,000            5,035,937
                                                                    ------------
                                                                      62,314,386
                                                                    ------------
ENTERTAINMENT & LEISURE -- 2.4%
  Isle of Capri Casinos, Inc.**                     300,000            4,650,000
  LodgeNet Entertainment Corp.**                    225,000            6,496,875
  P.F. Chang's China Bistro, Inc.                    80,000            2,765,000
  Penn National Gaming, Inc.**                       60,000              913,125
                                                                    ------------
                                                                      14,825,000
                                                                    ------------
MEDICAL & MEDICAL SERVICES -- 11.0%
  Arqule, Inc.**                                    242,700            4,141,069
  BioSource International, Inc.**                   410,000           12,710,000
  Ciphergen Biosystems, Inc.**                       39,700            1,270,400
  Corvas International, Inc.**                      365,000            8,486,250
  Dianon Systems, Inc.**                             79,800            3,182,025
  IMPATH, Inc.**                                    141,100            8,906,937
  Paradigm Genetics, Inc.**                         216,800            5,176,100


                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         ------------
MEDICAL & MEDICAL SERVICES (CONTINUED)
  Physiometrix, Inc.**                              300,000         $  6,637,500
  Titan Pharmaceuticals, Inc.**                     208,900           13,578,500
  Vascular Solutions, Inc.**                         58,900            1,105,295
  Virologic, Inc.**                                  87,200            1,471,500
                                                                    ------------
                                                                      66,665,576
                                                                    ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 0.8%
  1-800-Contacts, Inc.**                             30,000            1,440,000
  Excel Technology, Inc.**                          100,000            3,206,250
                                                                    ------------
                                                                       4,646,250
                                                                    ------------
MISCELLANEOUS SERVICES -- 1.1%
  Career Education Corp.**                          150,000            6,675,000
                                                                    ------------
OIL & GAS -- 2.5%
  Horizon Offshore, Inc.**                          225,000            3,965,625
  IMPCO Technologies, Inc.**                        110,000            3,162,500
  Key Production Co., Inc.**                        212,000            4,677,250
  Patina Oil & Gas Corp.                            155,000            3,100,000
                                                                    ------------
                                                                      14,905,375
                                                                    ------------
PHARMACEUTICALS -- 19.7%
  3 Dimensional Pharmaceuticals,
    Inc.**                                          139,848            5,034,528
  Avant Immunotherapeutics**                        270,000            2,919,375
  Biotransplant, Inc.**                             180,000            3,071,250
  Cima Labs, Inc.**                                 200,000           10,412,500
  Connetics Corp.**                                 362,100            8,735,662
  Genaissance Pharmaceuticals, Inc.**               117,800            2,436,988
  Genzyme Transgenics Corp.**                       230,600            8,128,650
  InKine Pharmaceutical Co., Inc.**                 515,900            5,545,925
  Inspire Pharmaceuticals, Inc.**                   200,000            6,000,000
  Matrix Pharmaceutical, Inc.**                     206,100            3,207,431
  Neopharm, Inc.**                                  175,000            6,912,500
  NexMed, Inc.**                                     80,000            1,570,000
  Noven Pharmaceuticals, Inc.**                     230,000            9,832,500
  NPS Pharmaceuticals, Inc.**                       275,000           15,554,688
  Onyx Pharmaceuticals, Inc.**                      196,400            4,836,350
  Pain Therapeutics, Inc.**                          99,000            1,961,438
  Scios Nova, Inc.**                                260,000            2,697,500
  Trimeris, Inc.**                                  142,600            9,973,088
  United Therapeutics Corp.**                       100,000            8,737,500
  Vion Pharmaceuticals, Inc.**                      126,000            2,252,250
                                                                    ------------
                                                                     119,820,123
                                                                    ------------
PHOTOGRAPHIC EQUIPMENT -- 0.4%
  Applied Films Corp.**                             100,000            2,712,500
                                                                    ------------
RESTAURANTS -- 0.9%
  California Pizza Kitchen, Inc.**                  199,900            5,597,200
                                                                    ------------
RETAIL MERCHANDISING -- 0.8%
  Christopher & Banks Corp.**                       130,000            5,053,750
                                                                    ------------
SEMICONDUCTORS & RELATED DEVICES -- 1.1%
  OmniVision Technologies, Inc.**                   190,200            6,882,863
                                                                    ------------
TELECOMMUNICATIONS -- 8.9%
  Arguss Holding, Inc.**                             90,000            1,839,375
  Catapult Communications Corp.**                    50,000              931,250
  Ceragon Networks Ltd.**                           176,700            4,748,813
  Datum, Inc.**                                      49,000            1,274,000
  General Magic, Inc.**                             200,000            1,175,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                     MICRO-CAP EQUITY PORTFOLIO (CONCLUDED)

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES            VALUE
                                                  ---------         ------------
TELECOMMUNICATIONS (CONTINUED)
  Hybrid Networks, Inc.**                           160,000         $ 12,970,000
  International Fibercom, Inc.**                    140,000            2,047,500
  Lanoptics Ltd.**                                   50,000            1,750,000
  Natural MicroSystems Corp.**                      215,000           11,566,328
  O2Wireless Solutions, Inc.**                      159,000            3,070,688
  PECO II, Inc.**                                   100,000            4,681,250
  RMH Teleservices, Inc.**                          300,000            4,818,750
  Spectrasite Holdings, Inc.**                      158,400            2,940,300
  SymmetriCom, Inc.**                               176,700            2,760,938
  Tollgrade Communications, Inc.**                   55,000            7,634,688
                                                                    ------------
                                                                      54,208,880
                                                                    ------------
TRANSPORTATION -- 0.7%
  Offshore Logistics, Inc.**                        118,100            2,111,038
  Trico Marine Services, Inc.**                     147,200            2,336,800
                                                                    ------------
                                                                       4,447,838
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $329,292,563)                                               459,270,247
                                                                    ------------


                                                 PAR/SHARES
                                MATURITY           (000)
                                --------         ----------
SHORT TERM INVESTMENTS -- 26.7%
   Federal Home Loan Bank
     Discount Notes
     6.28%                      10/02/00           $152,000         151,973,484
   Federal Home Loan Mortgage Corp.
     Discount Notes
     6.39%***                   11/07/00              7,000           6,954,027
   Galileo Money Market Fund                          3,641           3,641,339
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $162,568,850)                                              162,568,850
                                                                   ------------
TOTAL INVESTMENTS IN
   SECURITIES
   (Cost $491,861,413*)                              102.3%         621,839,097

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                       (2.3%)        (13,923,182)
                                                     ------        ------------
NET ASSETS (Applicable to 2,350,118
   Institutional shares, 62,647 Service
   shares, 3,373,795 Investor A shares,
   4,829,760 Investor B shares and
   3,025,460 Investor C shares
   outstanding)                                      100.0%        $607,915,915
                                                     ======        ============


                                                                       VALUE
                                                                   ------------
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($106,726,571 (DIVIDE) 2,350,118)                                     $45.41
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER SERVICE SHARE
   ($2,824,118 (DIVIDE) 62,647)                                          $45.08
                                                                         ======
NET ASSET VALUE AND
   REDEMPTION PRICE PER
   INVESTOR A SHARE
   ($151,587,834 (DIVIDE) 3,373,795)                                     $44.93
                                                                         ======
MAXIMUM OFFERING PRICE
   PER INVESTOR A SHARE
   ($44.93 (DIVIDE) 0.950)                                               $47.29
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($213,237,440 (DIVIDE) 4,829,760)                                     $44.15
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($133,539,952 (DIVIDE) 3,025,460)                                     $44.14
                                                                         ======
-------------------
* Cost for Federal income tax purposes is $494,288,189. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation                               $136,191,025
       Gross unrealized depreciation                                 (8,640,117)
                                                                    -----------
                                                                   $127,550,908
                                                                   ============
**  Non-income producing security.

*** Securities  pledged as collateral with a value of $6,951,210 on 200 Standard
    & Poor's 500 Stock Index futures contracts expiring December 2000. The value of such contracts on September 30, 2000 was $72,685,000, thereby resulting in an unrealized loss of $1,352,888.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                      GLOBAL SCIENCE & TECHNOLOGY PORTFOLIO

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES            VALUE
                                                  ---------         ------------
COMMON STOCKS -- 85.9%
CANADA -- 3.9%
  Biovail Corp.**                                    16,000         $  1,303,000
  Certicom Corp.**                                   12,500              495,138
  Cognos, Inc.**                                     11,300              460,475
  Descartes Systems Group, Inc.**                    38,700            1,915,650
  QLT, Inc.**                                         5,500              389,812
  Research in Motion Ltd.**                           8,100              798,357
                                                                    ------------
                                                                       5,362,432
                                                                    ------------
DENMARK -- 0.9%
  Novo Nordisk A/S - Class B                          5,800            1,286,337
                                                                    ------------
ISRAEL -- 1.9%
  Check Point Software Technologies
    Ltd.**                                           14,000            2,205,000
  Galileo Technology Ltd.**                          10,200              323,850
                                                                    ------------
                                                                       2,528,850
                                                                    ------------
JAPAN -- 0.3%
  Ibiden Co. Ltd.                                    20,000              397,002
                                                                    ------------
SINGAPORE -- 0.7%
  Flextronics International Ltd.**                   11,000              903,375
                                                                    ------------
SWITZERLAND -- 1.4%
  Disetronic Holding AG                                 360              366,573
  Serono SA - ADR**                                  20,000              605,000
  Straumann AG                                          115              256,156
  Swisslog Holding AG                                 1,000              617,898
                                                                    ------------
                                                                       1,845,627
                                                                    ------------
UNITED KINGDOM -- 1.3%
  ARC International PLC**                           187,000            1,125,272
  Autonomy Corp. PLC**                                  400               22,400
  Orchestream Holdings Ltd.**                        60,000              603,228
                                                                    ------------
                                                                       1,750,900
                                                                    ------------
UNITED STATES -- 75.5%
COMPUTER & OFFICE EQUIPMENT -- 1.1%
  McDATA Corp. - Class B**                           12,500            1,536,133
                                                                    ------------
COMPUTER SOFTWARE & SERVICES -- 23.9%
  Adobe Systems, Inc.                                 4,000              621,000
  Advantage Learning Systems, Inc.**                 15,000              525,937
  Ariba, Inc.**                                      12,900            1,848,127
  BEA Systems, Inc.**                                33,500            2,608,812
  Brocade Communications Systems,
    Inc.**                                            7,700            1,817,200
  CacheFlow, Inc.**                                   2,000              286,000
  Cerner Corp.**                                     14,000              650,125
  Commerce One, Inc.**                               14,600            1,146,100
  Concurrent Computer Corp.**                        31,300              594,700
  COR Therapeutics, Inc.**                           27,000            1,682,437
  Cybear Group**                                      2,084                2,735
  Docent, Inc.**                                      9,500              173,969
  DST Systems, Inc.**                                 4,000              470,000
  EMC Corp.**                                        30,100            2,983,662
  Excalibur Technologies Corp.**                     20,000            1,343,750
  Extreme Networks, Inc.**                           13,000            1,488,500
  Homestore.com, Inc.**                               4,900              229,075
  I-many, Inc.**                                     11,400              227,287
  i2 Technologies, Inc.**                            13,500            2,525,344
  Interwoven, Inc.**                                 11,000            1,243,688


                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         ------------
UNITED STATES (CONTINUED)
COMPUTER SOFTWARE & SERVICES (CONTINUED)
  Macrovision Corp.**                                21,000         $  1,701,000
  Mercury Interactive Corp.**                        17,000            2,664,750
  Rational Software Corp.**                          29,000            2,011,875
  Software.com, Inc.**                                2,000              362,875
  Stanford Microdevices, Inc.**                      17,000              909,500
  Sun Microsystems, Inc.**                           15,600            1,821,300
  Vastera, Inc.**                                     6,700              147,400
  VeriSign, Inc.**                                    2,000              405,125
                                                                    ------------
                                                                      32,492,273
                                                                    ------------
ELECTRONICS -- 7.8%
  Applied Micro Circuits Corp.**                     10,900            2,256,981
  Broadcom Corp. - Class A**                          2,000              487,500
  Handspring, Inc.**                                 26,000            1,795,625
  Merix Corp.**                                      21,000            1,361,063
  OmniVision Technologies, Inc.**                    13,700              495,769
  Palm, Inc.**                                       23,300            1,233,444
  Plexus Corp.**                                     22,200            1,565,100
  Power-One, Inc.**                                   5,100              308,630
  Sanmina Corp.**                                    11,300            1,057,963
  TTM Technologies, Inc. **                           3,900               91,650
                                                                    ------------
                                                                      10,653,725
                                                                    ------------
ENERGY & UTILITIES -- 0.5%
  Energy Conversion Devices, Inc.**                   9,000              334,687
  FuelCell Energy, Inc.**                             3,500              336,820
                                                                    ------------
                                                                         671,507
                                                                    ------------
MANUFACTURING -- 1.0%
  Corning, Inc.                                       4,600            1,366,200
                                                                    ------------
MEASURING & CONTROLLING DEVICES -- 5.3%
  Newport Corp.                                      14,700            2,341,205
  PerkinElmer, Inc.                                  18,400            1,920,500
  SatCon Technology Corp.**                          15,000              536,250
  Waters Corp.**                                     27,600            2,456,400
                                                                    ------------
                                                                       7,254,355
                                                                    ------------
MEDICAL & MEDICAL SERVICES -- 10.6%
  Accredo Health, Inc.**                             25,000            1,221,875
  BioSource International, Inc.**                    53,000            1,643,000
  Enzon, Inc.**                                      19,000            1,254,000
  HCA - The Healthcare Co.                           47,000            1,744,875
  Laboratory Corp. of America
    Holdings**                                        9,000            1,077,750
  Orthodontic Centers of America, Inc.**             29,000              966,063
  Oxford Health Plans, Inc.**                        53,700            1,650,436
  Province Healthcare Co.**                          47,250            1,887,047
  Tenet Healthcare Corp.**                           45,300            1,647,788
  Thoratec Laboratories Corp.**                      27,000              594,000
  Wellpoint Health Networks Inc.**                    7,500              720,000
                                                                    ------------
                                                                      14,406,834
                                                                    ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 2.1%
  Beckman Coulter, Inc.                              13,100            1,010,337
  Bruker Daltonics, Inc.**                           25,105            1,114,034
  Ciphergen Biosystems, Inc.**                        8,500              272,000
  Physiometrix, Inc.**                               19,300              427,013
                                                                    ------------
                                                                       2,823,384
                                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                GLOBAL SCIENCE & TECHNOLOGY PORTFOLIO (CONCLUDED)

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES            VALUE
                                                  ---------         ------------
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
PHARMACEUTICALS -- 15.0%
  3 Dimensional Pharmaceuticals,
    Inc.**                                           21,514         $    774,504
  ALZA Corp.**                                       21,500            1,859,750
  Andrx Group**                                      19,000            1,774,125
  Cardinal Health, Inc.**                             7,000              617,312
  Cell Therapeutics, Inc.**                          37,200            2,480,775
  Connetics Corp.**                                  48,000            1,158,000
  IDEC Pharmaceuticals Corp.**                        3,700              648,830
  Immunogen, Inc.**                                  63,000            2,153,813
  InKine Pharmaceutical Co., Inc.**                  39,600              425,700
  Inspire Pharmaceuticals, Inc.**                    23,500              705,000
  NPS Pharmaceuticals, Inc.**                        37,200            2,104,125
  PRAECIS Pharmaceuticals, Inc.**                    50,900            2,163,250
  Vertex Pharmaceuticals, Inc.**                     29,200            2,467,400
  XOMA Ltd.**                                        75,800            1,094,364
                                                                    ------------
                                                                      20,426,948
                                                                    ------------
SEMICONDUCTORS & RELATED DEVICES -- 3.5%
  DDI Corp.**                                        15,000              663,750
  Integrated Device Technology, Inc.**               11,600            1,049,800
  Micrel, Inc.**                                     17,900            1,199,300
  PMC-Sierra, Inc.**                                  8,300            1,786,575
                                                                    ------------
                                                                       4,699,425
                                                                    ------------
TELECOMMUNICATIONS -- 4.7%
  Cosine Communications, Inc.**                       5,600              311,150
  Gemstar-TV Guide International, Inc.**             15,800            1,377,562
  Juniper Networks, Inc.**                            7,200            1,576,350
  Network Appliance, Inc.**                          18,200            2,318,225
  OmniSky Corp.**                                     3,700               75,156
  PECO II, Inc.**                                    15,300              716,231
                                                                    ------------
                                                                       6,374,674
                                                                    ------------
  TOTAL UNITED STATES                                                102,705,458
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $96,735,907)                                                116,779,981
                                                                    ------------


                                                 PAR/SHARES
                               MATURITY            (000)
                               --------          ----------
SHORT TERM INVESTMENTS -- 16.6%
   Federal Home Loan Bank
     Discount Notes
     6.28%                     10/02/00             $20,000          19,996,509
   Galileo Money Market Fund                          2,622           2,621,618
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $22,618,127)                                                22,618,127
                                                                   ------------
PUT OPTION -- 0.0%
  Yahoo! Inc. Jan 120          01/20/01                  10              34,000
    (Cost $32,532)                                                 ------------



                                                                       VALUE
                                                                   ------------
TOTAL INVESTMENTS IN
   SECURITIES
   (Cost $119,386,564*)                              102.5%        $139,432,108

LIABILITIES IN EXCESS OF
   OTHER ASSETS (Including
   $7,768,802 of Investments
   purchased payable)                                 (2.5%)         (3,407,355)
                                                     ------        ------------
NET ASSETS (Applicable to 1,712,026
   Institutional shares, 1,356 Service
   shares, 3,325,572 Investor A shares,
   4,831,161 Investor B shares and
   1,049,699 Investor C shares
   outstanding)                                      100.0%        $136,024,753
                                                     ======        ============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE
   ($21,383,232 (DIVIDE) 1,712,026)                                      $12.49
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER SERVICE SHARE
   ($16,915 (DIVIDE) 1,356)                                              $12.47
                                                                         ======
NET ASSET VALUE AND
   REDEMPTION PRICE
   PER INVESTOR A SHARE
   ($41,473,801 (DIVIDE) 3,325,572)                                      $12.47
                                                                         ======
MAXIMUM OFFERING PRICE
   PER INVESTOR A SHARE
   ($12.47 (DIVIDE) 0.950)                                               $13.13
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($60,093,651 (DIVIDE) 4,831,161)                                      $12.44
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($13,057,154 (DIVIDE) 1,049,699)                                      $12.44
                                                                         ======
------------------
* Cost for Federal income tax purposes is $120,159,246. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                                    $20,789,595
   Gross unrealized depreciation                                     (1,516,733)
                                                                    -----------
                                                                    $19,272,862
                                                                    ===========
** Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                            EUROPEAN EQUITY PORTFOLIO

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES              VALUE
                                                  ---------           ----------
COMMON STOCKS -- 91.8%
DENMARK -- 2.2%
  ISS A/S                                             1,919           $  119,168
                                                                      ----------
FRANCE -- 11.1%
  Alcatel Alsthom                                     1,994              127,568
  Axa SA                                              1,117              145,879
  Hermes International                                  923              131,946
  Total Fina SA                                       1,282              187,564
                                                                      ----------
                                                                         592,957
                                                                      ----------
GERMANY -- 5.7%
  Deutsche Bank AG                                    2,126              175,785
  Muenchener Rueckversicherungs
    AG                                                  447              132,139
                                                                      ----------
                                                                         307,924
                                                                      ----------
ITALY -- 3.2%
  Mediolanum SpA                                     10,015              170,210
                                                                      ----------
LUXEMBOURG -- 2.2%
  Societe Europeene des Satellites                      791              118,660
                                                                      ----------
NETHERLANDS -- 19.4%
  ASM Lithography Holding NV                          5,100              169,214
  Buhrmann NV                                         4,056              102,005
  Elsevier NV                                        16,888              189,260
  Fortis NV                                           6,170              188,926
  Philips Electronics NV                              3,282              141,244
  TNT Post Group NV                                   6,587              153,160
  United Pan-Europe Communications
    NV**                                              4,975               97,372
                                                                      ----------
                                                                       1,041,181
                                                                      ----------
PORTUGAL -- 2.4%
  PT Multimedia Servicos SA                           3,538              129,564
                                                                      ----------
SPAIN -- 11.7%
  Banco Santander Central Hispano                    16,411              180,150
  Grupo Prisa SA                                      5,577              125,985
  Repsol SA                                           8,608              158,375
  Telefonica Espana**                                 8,391              166,230
                                                                      ----------
                                                                         630,740
                                                                      ----------
SWEDEN -- 5.4%
  Ericsson Telephone Co. LM                           8,006              121,756
  Nordbanken Holdings AB                             23,654              169,431
                                                                      ----------
                                                                         291,187
                                                                      ----------
SWITZERLAND -- 13.8%
  Adecco SA                                             205              132,837
  Novartis AG                                           105              160,983
  Roche Holding AG                                       15              131,911
  United Bank of Switzerland                          1,183              157,419
  Zurich Allied AG                                      337              155,784
                                                                      ----------
                                                                         738,934
                                                                      ----------
UNITED KINGDOM -- 14.7%
  BAA PLC                                            23,523              186,066
  Centrica PLC                                       42,126              135,310
  Glaxo Wellcome PLC                                  5,649              171,050
  Granada Compass PLC**                              13,000              121,666
  Ryanair Holdings PLC**                             22,500              175,514
                                                                      ----------
                                                                         789,606
                                                                      ----------
TOTAL COMMON STOCKS
   (Cost $5,127,983)                                                   4,930,131
                                                                      ----------


                                                 PAR/SHARES
                                MATURITY            (000)               VALUE
                                --------         ----------           ----------

SHORT-TERM INVESTMENTS -- 8.2%
   Federal Home Loan Bank
     Discount Notes
     6.28%                      10/02/00               $400           $  399,860
   Galileo Money Market Fund                             43               43,359
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $443,219)                                                       443,219
                                                                      ----------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $5,571,272*)                                                 $5,373,350
                                                                      ==========
------------------
* Cost for Federal income tax purposes is $5,638,772. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                                   $  92,943
      Gross unrealized depreciation                                    (358,365)
                                                                      ---------
                                                                      $(265,422)
                                                                      =========
** Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                            EUROPEANE QUITY PORTFOLIO

SEPTEMBER 30, 2000

ASSETS
   Investments at value (Cost $5,571,272) ................................................................                $5,373,350
   Cash denominated in foreign currencies (Cost $356,646) ................................................                   360,852
   Reimbursement from Adviser ............................................................................                    43,098
   Dividend and reclaims receivable ......................................................................                     3,748
   Interest receivable ...................................................................................                       310
   Investments sold receivable ...........................................................................                    77,613
   Capital shares sold receivable ........................................................................                   177,474
   Prepaid expenses ......................................................................................                    28,653
                                                                                                                          ----------
          TOTAL ASSETS ...................................................................................                 6,065,098
                                                                                                                          ----------

LIABILITIES
   Investments purchased payable .........................................................................                   254,602
   Transfer agent fees payable ...........................................................................                       161
   Other accrued expenses payable ........................................................................                     8,212
                                                                                                                          ----------
          TOTAL LIABILITIES ..............................................................................                   262,975
                                                                                                                          ----------

NET ASSETS (Applicable to 509,936 Institutional shares, 10
   Service  shares, 49,714 Investor A shares, 40,200 Investor B shares and
   10,609 Investor C shares outstanding) .................................................................                $5,802,123
                                                                                                                          ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($4,848,047 (DIVIDE) 509,936) .................................................                    $ 9.51
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($95 (DIVIDE) 10) ...................................................................                    $ 9.50
                                                                                                                              ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($472,340 (DIVIDE) 49,714) .......................................................                    $ 9.50
                                                                                                                              ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.50 (DIVIDE) 0.950) ................................................................................                    $10.00
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($381,061 (DIVIDE) 40,200) .......................................................                    $ 9.48
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($100,580 (DIVIDE) 10,609) .......................................................                    $ 9.48
                                                                                                                              ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                         INTERNATIONAL EQUITY PORTFOLIO

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES           VALUE
                                                  ---------      --------------
COMMON STOCKS -- 91.9%
FINLAND -- 2.2%
  Nokia Oyj                                         685,621      $   27,782,038
                                                                 --------------
FRANCE -- 8.5%
  Alcatel Alsthom                                   230,727          14,760,958
  Aventis SA                                        228,904          17,169,214
  Axa SA                                            176,089          22,997,046
  Carrefour SA                                      273,652          20,211,670
  Total Fina SA                                     229,494          33,576,387
                                                                 --------------
                                                                    108,715,275
                                                                 --------------
GERMANY -- 3.9%
  Deutsche Bank AG                                  355,141          29,364,223
  Muenchener Rueckversicherungs
    AG                                               70,444          20,824,133
                                                                 --------------
                                                                     50,188,356
                                                                 --------------
HONG KONG -- 2.3%
  Bank of East Asia Ltd.                          2,250,000           5,050,090
  South China Morning Post
    Holdings Ltd.                                 3,700,000           2,823,562
  Sun Hung Kai Properties Ltd.                    2,285,000          21,540,319
                                                                 --------------
                                                                     29,413,971
                                                                 --------------
JAPAN -- 25.9%
  Advantest Corp.                                    75,400          11,847,974
  Asahi Glass Co. Ltd.                            1,509,000          15,430,734
  Bank of Tokyo-Mitsubishi Ltd.                   1,720,000          20,326,117
  Daiwa Securities Co. Ltd.                         925,000          10,845,596
  DDI Corp.                                           1,958          12,864,891
  Fuji Heavy Industries Ltd.                      1,970,000          12,250,973
  Fuji Machine Manufacturing
    Co. Ltd.                                        188,000           6,698,131
  Japan Airlines Company Ltd.                     1,032,000           3,906,053
  Marubeni Corp.**                                4,000,000          10,031,465
  Matsushita Communication
    Industrial Co. Ltd.                             147,400          19,928,875
  Mitsubishi Chemical Corp.                       4,076,000          14,144,921
  Mitsui Fudosan Co. Ltd.                           249,200           3,122,495
  Murata Manufacturing Co. Ltd.                      86,800          11,968,537
  Nippon Express Co. Ltd.                         1,535,000           8,196,327
  Nippon Steel Corp.                              4,085,000           7,258,191
  NTT Docomo, Inc.                                    4,660          13,368,500
  Obayashi Corp.                                  2,575,000           9,531,742
  Ricoh Co.                                         927,000          16,856,887
  Sanwa Bank Ltd.                                 1,754,000          15,614,919
  Sekisui House Ltd.                                762,000           7,368,962
  Sharp Corp.                                     1,183,000          18,304,425
  Softbank Corp.                                    102,000           9,533,593
  Sony Corp.                                        152,000          15,416,622
  Sumitomo Bank Ltd.                              1,562,000          19,803,259
  Takashimaya Co. Ltd.                            1,670,000          11,637,147
  Tokyo Electron Ltd.                               121,900          11,055,156
  Toppan Printing Co. Ltd.                        1,403,000          13,567,788
                                                                 --------------
                                                                    330,880,280
                                                                 --------------
NETHERLANDS -- 16.4%
  ASM Lithography Holding NV                        500,000          16,589,601
  Elsevier NV                                     2,053,403          23,012,088
  Fortis NV                                         741,372          22,700,936
  Internationale Nederlanden
    Groep NV                                        462,920          30,833,011
  Konin Ahold NV                                    772,295          21,896,366
  Konin Philips                                     500,381          21,534,345
  Royal Dutch Petroleum NV                          395,556          23,906,349


                                                   NUMBER
                                                  OF SHARES           VALUE
                                                  ---------      --------------
NETHERLANDS (CONTINUED)
  TNT Post Group NV                                 804,874      $   18,714,862
  United Pan-Europe Communications
    NV**                                            687,380          13,453,539
  Verenigde Nederlandse
    Uitgeversbedrijven Verenigd Bezit               362,625          18,239,406
                                                                 --------------
                                                                    210,880,503
                                                                 --------------
SPAIN -- 6.1%
  Banco Santander Central Hispano                 2,172,990          23,853,725
  Repsol SA                                       1,601,517          29,465,629
  Telefonica Espana**                             1,281,094          25,379,055
                                                                 --------------
                                                                     78,698,409
                                                                 --------------
SWEDEN -- 4.1%
  Electrolux AB Series B                            947,003          11,895,281
  Ericsson LM-B                                   1,106,132          16,822,191
  Nordbanken Holdings AB                          3,393,602          24,307,931
                                                                 --------------
                                                                     53,025,403
                                                                 --------------
SWITZERLAND -- 7.7%
  Novartis AG                                        19,024          29,167,110
  Roche Holding AG                                    2,049          18,019,023
  United Bank of Switzerland
    (UBS) AG                                        203,500          27,079,332
  Zurich Allied AG                                   53,348          24,660,996
                                                                 --------------
                                                                     98,926,461
                                                                 --------------
UNITED KINGDOM -- 14.8%
  Barclays PLC                                      940,608          26,033,697
  British Telecommunications PLC                  1,685,644          17,719,717
  Cable & Wireless PLC                            1,366,008          19,489,553
  Centrica PLC                                    6,548,885          21,035,289
  Glaxo Wellcome PLC                              1,087,072          32,916,192
  Granada Compass PLC**                           1,684,082          15,761,163
  Scottish & Newcastle PLC                        2,746,618          16,791,717
  Vodafone Group PLC                              10,851,012         40,509,134
                                                                 --------------
                                                                    190,256,462
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $1,146,781,011)                                          1,178,767,158
                                                                 --------------


                                                     PAR
                               MATURITY             (000)
                               --------            --------
SHORT-TERM INVESTMENT -- 12.2%
   Federal Home Loan Bank
     Discount Notes
     6.20%                     10/02/00            $157,000         156,972,961
     (Cost $156,972,961)                                         --------------

TOTAL INVESTMENTS IN
   SECURITIES
   (Cost $1,303,753,972*)                            104.1%       1,335,740,119

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                       (4.1%)        (52,272,391)
                                                     ------      --------------
NET ASSETS (Applicable to 79,687,540
   Institutional shares, 9,730,366 Service
   shares, 2,171,431 Investor A shares,
   624,336 Investor B shares and
   128,084 Investor C shares
   outstanding)                                      100.0%      $1,283,467,728
                                                     ======      ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                   INTERNATIONAL EQUITY PORTFOLIO (CONCLUDED)

AS OF SEPTEMBER 30, 2000                                              VALUE
                                                                 --------------
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($1,109,016,932 (DIVIDE) 79,687,540)                                  $13.92
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER SERVICE SHARE
   ($134,446,900 (DIVIDE) 9,730,366)                                     $13.82
                                                                         ======
NET ASSET VALUE AND
   REDEMPTION PRICE PER
   INVESTOR A SHARE
   ($29,881,258 (DIVIDE) 2,171,431)                                      $13.76
                                                                         ======
MAXIMUM OFFERING PRICE
   PER INVESTOR A SHARE
   ($13.76 (DIVIDE) 0.950)                                               $14.48
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($8,399,394 (DIVIDE) 624,336)                                         $13.45
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($1,723,244 (DIVIDE) 128,084)                                         $13.45
                                                                         ======
------------------
* Cost for Federal income tax purposes is $1,304,853,175. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                 $127,555,034
     Gross unrealized depreciation                                  (96,668,090)
                                                                   ------------
                                                                   $ 30,886,944
                                                                   ============
** Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES           VALUE
                                                  ---------        ------------
COMMON STOCKS -- 67.8%
AUSTRALIA -- 0.5%
  Energy Developments Ltd.                           25,000        $    165,311
  QBE Insurance Group Ltd.                          250,000           1,184,662
                                                                   ------------
                                                                      1,349,973
                                                                   ------------
BELGIUM -- 1.3%
  Creyf's NV                                        100,000           2,673,750
  Omega Pharma SA                                    14,000             549,751
                                                                   ------------
                                                                      3,223,501
                                                                   ------------
BRAZIL -- 0.9%
  Embraer - Empresa Brasileira de
    Aeronautica SA                                   75,000           2,325,000
                                                                   ------------
CANADA -- 2.2%
  Cognos, Inc.**                                     75,000           3,056,250
  GT Group Telecom, Inc. - Class B**                190,000           2,505,625
                                                                   ------------
                                                                      5,561,875
                                                                   ------------
FRANCE -- 2.5%
  GFI Informatique**                                 40,000           1,518,125
  Prosodie SA                                        15,000             979,492
  Valtech**                                         125,000           1,982,149
  Wavecom SA**                                       14,000           1,703,611
                                                                   ------------
                                                                      6,183,377
                                                                   ------------
GERMANY -- 6.5%
  ADVA Optical Networking AG**                       20,000           1,904,274
  Altana AG                                          25,000           2,796,187
  AMB Aachener & Muenchener
    Beteiligungs AG                                  40,000           3,494,405
  Articon Information Systems AG**                   20,000           1,279,517
  Business Objects SA - ADR**                        35,000           3,957,187
  Hannover Rueckversicherungs AG                     15,700           1,354,929
  Medigene AG**                                      20,000           2,011,930
                                                                   ------------
                                                                     16,798,429
                                                                   ------------
HONG KONG -- 2.3%
  China Southern Airlines Co. Ltd. -
    Class H**                                     9,999,400           3,110,028
  Dah Sing Financial Group                          348,150           1,701,257
  Huaneng Power International, Inc.               2,000,000             840,079
                                                                   ------------
                                                                      5,651,364
                                                                   ------------
IRELAND -- 1.6%
  SmartForce PLC - Spons. ADR**                      83,000           3,932,125
                                                                   ------------
ISRAEL -- 5.5%
  AudioCodes Ltd.**                                  20,000           1,702,500
  Ceragon Networks Ltd.**                            75,000           2,015,625
  Check Point Software Technologies
    Ltd.**                                           34,000           5,355,000
  Galileo Technology Ltd.**                          85,000           2,698,750
  Mind C.T.I. Ltd.**                                100,000           1,187,500
  Nice Systems Ltd.**                                15,000           1,080,000
                                                                   ------------
                                                                     14,039,375
                                                                   ------------
JAPAN -- 15.5%
  Alpha Systems, Inc.                                10,000           1,569,498
  Anritsu Corp.                                     150,000           4,164,354
  Fujikura Ltd.                                     600,000           4,941,699
  Hisamitsu Pharmaceutical Co., Inc.                100,000           1,503,794
  Hitachi Cable Ltd.                                 25,000             284,564
  Ibiden Co. Ltd.                                    55,000           1,091,755
  JGC Corp.                                         900,000           4,589,118


                                                   NUMBER
                                                  OF SHARES           VALUE
                                                  ---------        ------------
JAPAN (CONTINUED)
  Mitsubishi Cable Industries                       365,000        $  1,232,880
  Net One Systems Co. Ltd.                              150           4,261,522
  Nippon Electric Glass Co. Ltd.                    150,000           3,470,295
  Nippon Fire & Marine Insurance
    Co. Ltd.                                         82,000             337,682
  Nippon Sheet Glass Co. Ltd.                       150,000           2,408,384
  Nippon System Development Co. Ltd.                 24,000           2,734,037
  Park24 Co. Ltd.                                    19,400           2,513,419
  Stanley Electric Co. Ltd.                         225,000           2,723,487
  Toyo Information Systems Co. Ltd.                  35,000           2,267,259
                                                                   ------------
                                                                     40,093,749
                                                                   ------------
LUXEMBOURG -- 0.9%
  Thiel Logistik AG**                                15,000           2,230,331
                                                                   ------------
NORWAY -- 0.8%
  Tomra Systems ASA                                  65,000           2,137,218
                                                                   ------------
SINGAPORE -- 1.3%
  Datacraft Asia Ltd.                               400,000           3,320,000
                                                                   ------------
SOUTH KOREA -- 0.5%
  Hite Brewery Co.                                   30,000           1,209,254
                                                                   ------------
SPAIN -- 2.5%
  Indra Sistemas SA                                 150,000           3,242,914
  NH Hoteles SA                                     275,000           3,215,338
                                                                   ------------
                                                                      6,458,252
                                                                   ------------
SWEDEN -- 0.8%
  Om Gruppen AB                                      50,000           2,148,861
                                                                   ------------
SWITZERLAND -- 10.7%
  Disetronic Holding AG                               5,600           5,702,252
  Gretag Imaging Group                               14,000           3,183,217
  Kudelski SA Bearer**                                3,000           4,590,845
  Straumann AG                                        2,500           5,568,605
  Swisslog Holding AG                                 7,500           4,634,237
  Tecan AG                                            2,500           2,661,359
  Unilabs AG                                          1,500           1,165,502
                                                                   ------------
                                                                     27,506,017
                                                                   ------------
TAIWAN -- 0.2%
  Realtek Semiconductor Corp.                        95,000             453,105
                                                                   ------------
UNITED KINGDOM -- 10.7%
  ARC International PLC **                          349,000           2,100,106
  ARM Holdings PLC - Spons. ADR**                    65,200           2,147,525
  Autonomy Corp. PLC**                               59,600           3,337,600
  Cambridge Antibody Technology
    Group PLC**                                      85,000           5,058,318
  Eyretel PLC**                                   1,000,000           3,104,850
  Guardian IT PLC                                   160,000           2,921,516
  Hit Entertainment PLC                             250,000           1,607,869
  Independent Insurance Group PLC                   223,031           1,159,076
  Orchestream Holdings Ltd.**                       350,000           3,518,830
  RM PLC                                            204,600           2,692,261
                                                                   ------------
                                                                     27,647,951
                                                                   ------------
UNITED STATES -- 1.1%
  Netro Corp.**                                      30,000           1,777,500
  UTStarcom, Inc.**                                  50,000           1,046,875
                                                                   ------------
                                                                      2,824,375
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $155,170,681)                                              175,094,131
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
              INTERNATIONAL SMALL CAP EQUITY PORTFOLIO (CONCLUDED)

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES           VALUE
                                                  ---------        ------------
PREFERRED STOCKS -- 0.6%
GERMANY -- 0.0%
  Fresenius AG                                        6,000        $  1,514,242
  (Cost $1,519,277)                                                ------------


                                                 PAR/SHARES
                                MATURITY            (000)
                                --------         ----------
SHORT TERM INVESTMENTS -- 31.6%
   Federal Home Loan Bank
     Discount Notes
     6.28%                      10/02/00            $76,000          75,986,741
   Galileo Money Market Fund                          5,490           5,490,330
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $81,477,071)                                                81,477,071
                                                                   ------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $238,167,028*)                                            $258,085,445
                                                                   ============
-------------------
* Cost for Federal income tax purposes is $240,638,835. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                  $25,833,415
     Gross unrealized depreciation                                   (8,386,805)
                                                                    -----------
                                                                    $17,446,610
                                                                    ===========
** Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

SEPTEMBER 30, 2000

ASSETS
   Investments at value (Cost $238,167,028) ..............................................................              $258,085,445
   Cash denominated in foreign currencies (Cost $110,122) ................................................                   108,658
   Collateral received for securities loaned .............................................................                14,195,400
   Dividend and reclaims receivable ......................................................................                    50,112
   Interest receivable ...................................................................................                    29,774
   Investments sold receivable ...........................................................................                 4,390,232
   Capital shares sold receivable ........................................................................                 1,134,576
   Prepaid expenses ......................................................................................                    43,345
                                                                                                                        ------------
          TOTAL ASSETS ...................................................................................               278,037,542
                                                                                                                        ------------

LIABILITIES
   Payable upon return of securities loaned ..............................................................                14,195,400
   Investments purchased payable .........................................................................                34,813,303
   Capital shares redeemed payable .......................................................................                 2,922,551
   Advisory fees payable .................................................................................                   129,059
   Adminstrative fees payable ............................................................................                    42,438
   Transfer agent fees payable ...........................................................................                    21,900
   Other accrued expenses payable ........................................................................                   323,102
                                                                                                                        ------------
          TOTAL LIABILITIES ..............................................................................                52,447,753
                                                                                                                        ------------

NET ASSETS (Applicable to 3,772,955 Institutional shares, 20,378
   Service shares, 1,811,330 Investor A shares, 2,539,258 Investor B shares and
   1,977,973 Investor C shares outstanding) ..............................................................              $225,589,789
                                                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($85,028,917 (DIVIDE) 3,772,955) ..............................................                    $22.54
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($455,675 (DIVIDE) 20,378) ..........................................................                    $22.36
                                                                                                                              ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($40,459,472 (DIVIDE) 1,811,330) .................................................                    $22.34
                                                                                                                              ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($22.34 (DIVIDE) 0.950) ...............................................................................                    $23.52
                                                                                                                              ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($56,016,663 (DIVIDE) 2,539,258) .................................................                    $22.06
                                                                                                                              ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($43,629,062 (DIVIDE) 1,977,973) .................................................                    $22.06
                                                                                                                              ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                          ASIA PACIFIC EQUITY PORTFOLIO

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES             VALUE
                                                  ---------          ----------
COMMON STOCKS -- 93.9%
AUSTRALIA -- 5.2%
  AMP Ltd.                                            4,000          $   35,526
  Australia & New Zealand Banking
    Group Ltd.                                        6,000              43,151
  Brambles Industries Ltd.                              500              13,068
  Foster's Brewing Group Ltd.                        14,000              32,602
  News Corp. Ltd.                                     1,000              14,081
  Telstra Corp. Ltd.                                  3,000               9,813
                                                                     ----------
                                                                        148,241
                                                                     ----------
HONG KONG -- 7.8%
  Bank of East Asia Ltd.                             13,000              29,178
  Cheung Kong Ltd.                                    3,000              36,264
  China Telecommunications Ltd.**                     3,500              23,230
  CLP Holdings Ltd.                                  13,000              58,357
  Sun Hung Kai Properties Ltd.                        4,000              37,707
  Swire Pacific Ltd. - Class A                        6,000              37,400
                                                                     ----------
                                                                        222,136
                                                                     ----------
INDIA -- 2.0%
  ICICI Ltd. - ADR                                    3,000              33,000
  Videsh Sanchar Nigam Co. Ltd. -
    GDR (Reg. S)                                      3,000              24,600
                                                                     ----------
                                                                         57,600
                                                                     ----------
JAPAN -- 74.4%
  Advantest Corp.                                       400              62,854
  Asahi Chemical Industry Co. Ltd.                   10,000              59,689
  Asahi Glass Co. Ltd.                               10,000             102,258
  Bank of Tokyo-Mitsubishi Ltd.                       8,000              94,540
  Daiwa Securities Co. Ltd.                           5,000              58,625
  DDI Corp.                                              12              78,845
  Fuji Heavy Industries Ltd.                         10,000              62,188
  Fuji Machine Manufacturing Co. Ltd.                 1,100              39,191
  Japan Airlines Co. Ltd.                             7,000              26,495
  Kawasaki Kisen Kaisha Ltd.                         50,000             101,333
  Marubeni Corp.**                                   21,000              52,665
  Matsushita Communication Industrial
    Co. Ltd.                                            500              67,601
  Mitsubishi Chemical Corp.                          17,000              58,995
  Mitsui Fudosan Co. Ltd.                             1,300              16,289
  Mori Seiki Co. Ltd.                                 3,000              37,535
  Murata Manufacturing Co. Ltd.                         600              82,732
  Nippon Express Co. Ltd.                            15,000              80,094
  Nippon Steel Corp.                                 24,000              42,643
  NTT Mobile Communication
    Network, Inc.                                         2              57,376
  Obayashi Corp.                                     16,000              59,226
  Oji Paper Co. Ltd.                                 13,000              79,641
  Okuma Corp.                                        12,000              49,972
  Ricoh Co.                                           4,000              72,737
  Sanwa Bank Ltd.                                    10,000              89,025
  Sekisui House Ltd.                                  3,000              29,012
  Sharp Corp.                                         5,000              77,364
  Softbank Corp.                                        900              84,120
  Sony Corp.                                            800              81,140
  Sumitomo Bank Ltd.                                  8,000             101,425
  Takashimaya Co. Ltd.                               10,000              69,684
  Tokyo Electron Ltd.                                   800              72,552
  Toppan Printing Co. Ltd.                            8,000              77,364
                                                                     ----------
                                                                      2,125,210
                                                                     ----------


                                                   NUMBER
                                                  OF SHARES             VALUE
                                                  ---------          ----------
MALAYSIA -- 0.6%
  Konsortium Logistik Berhad                         26,000          $   17,858
                                                                     ----------
SINGAPORE -- 3.0%
  DBS Group Holdings Ltd.                             5,000              55,164
  Parkway Holdings Ltd.                              15,000              30,685
                                                                     ----------
                                                                         85,849
                                                                     ----------
TAIWAN -- 0.9%
  Acer, Inc. - GDR (Reg. S)                           5,000              27,125
                                                                     ----------
TOTAL COMMON STOCKS
   (Cost $2,957,004)                                                  2,684,019
                                                                     ----------
SHORT-TERM INVESTMENTS -- 4.9%
   Galileo Money Market Fund                        139,622             139,622
     (Cost $139,622)                                                 ----------

TOTAL INVESTMENTS IN
   SECURITIES
   (Cost $3,096,626*)                                 98.8%           2,823,641

OTHER ASSETS IN EXCESS OF
   LIABILITIES                                         1.2%              32,837
                                                     ------          ----------
NET ASSETS (Applicable to 303,910
   Institutional shares, 10 Service
   shares, 3,850 Investor A shares,
   1,090 Investor B shares and
   258 Investor C shares
   outstanding)                                      100.0%          $2,856,478
                                                     ======          ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                    ASIA PACIFIC EQUITY PORTFOLIO (CONCLUDED)

AS OF SEPTEMBER 30, 2000                                                VALUE
                                                                     ----------
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE
   ($2,808,525 (DIVIDE) 303,910)                                          $9.24
                                                                          =====
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER SERVICE SHARE
   ($92 (DIVIDE) 10)                                                      $9.20
                                                                          =====
NET ASSET VALUE AND
   REDEMPTION PRICE PER
   INVESTOR A SHARE
   ($35,432 (DIVIDE) 3,850)                                               $9.20
                                                                          =====
MAXIMUM OFFERING PRICE
   PER INVESTOR A SHARE
   ($9.20 (DIVIDE) 0.950)                                                 $9.68
                                                                          =====
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($10,046 (DIVIDE) 1,090)                                               $9.22
                                                                          =====
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($2,383 (DIVIDE) 258)                                                  $9.24
                                                                          =====
-----------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                    $  46,045
     Gross unrealized depreciation                                     (319,030)
                                                                      ---------
                                                                      $(272,985)
                                                                      =========
** Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                                    NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES            VALUE
                                                  ---------        ------------
COMMON STOCKS -- 81.0%
ARGENTINA -- 1.9%
  Grupo Financiero Galicia SA**                     700,000        $  1,064,681
  Telecom Argentina Stet - France
    Telecom SA**                                     62,000           1,340,750
                                                                   ------------
                                                                      2,405,431
                                                                   ------------
BRAZIL -- 10.5%
  Brasil Telecom Participacoes SA - ADR              23,000           1,339,750
  Companhia Brasileira de Distribuicao
    Grupo Pao de Acucar - ADR                        33,000           1,227,187
  Companhia de Bebidas Das
    Americas                                         50,000           1,106,250
  Companhia Energetica do Ceara                 350,000,000           1,195,446
  Companhia Vale do Rio Doce -
    ADR                                              40,000             997,500
  Embratel Participacoes SA                      50,000,000             737,327
  Embratel Participacoes SA - ADR                    44,500             823,250
  Itausa - Investimentos Itau SA                  1,200,000           1,210,084
  Petroleo Brasileiro SA**                           20,000             601,250
  Tele Leste Celular Participacoes
    SA**                                             23,000             927,187
  Tele Norte Celular Participacoes
    SA - ADR                                         10,400             416,000
  Tele Norte Leste Participacoes
    SA - ADR**                                       45,000           1,029,375
  Uniao de Bancos Brasileiros
    SA - GDR**                                       50,800           1,676,400
                                                                   ------------
                                                                     13,287,006
                                                                   ------------
CHILE -- 1.8%
  Cia de Telecomunicaciones de
    Chile SA - ADR**                                136,000           2,363,000
                                                                   ------------
CHINA -- 0.2%
  Guangdong Kelon Electric Holding -
    Class H**                                       862,000             226,642
                                                                   ------------
CZECH REPUBLIC -- 1.0%
  Komercni Banka AS - GDR**                         194,000           1,314,350
                                                                   ------------
EGYPT -- 0.2%
  Olympic Group Financial Investments
    Co.**                                           186,000             213,511
                                                                   ------------
GREECE -- 0.6%
  Antenna TV SA - ADR**                              34,800             765,600
                                                                   ------------
HONG KONG -- 5.8%
  Bank Of East Asia Ltd.                          1,100,000           2,468,933
  China Telecommunications Ltd.**                   571,000           3,789,876
  Gedeon Richter Rt                                  21,700           1,131,655
                                                                   ------------
                                                                      7,390,464
                                                                   ------------
INDIA -- 6.2%
  Gujarat Ambuja Cements Ltd. -
    GDR**                                           136,000             440,300
  Hindustan Lever Ltd.**                            376,000           1,704,189
  ICICI Ltd.                                        315,000             669,550
  ICICI Ltd. - ADR**                                 50,000             550,000
  Infosys Technologies Ltd.                           8,000           1,276,176
  ITC Ltd.                                           18,000             280,430
  Mahanagar Telephone Nigam Ltd.**                  379,300             903,860
  Reliance Industries Ltd.                          187,000           1,391,683
  Videsh Sanchar Nigam Ltd. - GDR**                  83,000             680,600
                                                                   ------------
                                                                      7,896,788
                                                                   ------------


                                                    NUMBER
                                                  OF SHARES            VALUE
                                                  ---------        ------------
INDONESIA -- 0.9%
  PT Astra International**                        2,080,000        $    549,925
  PT Indofood Sukses Makmur TBK**                 5,750,000             556,980
                                                                   ------------
                                                                      1,106,905
                                                                   ------------
ISRAEL -- 3.3%
  Blue Square Ltd. - ADR**                           46,000             517,500
  Check Point Software Technologies
    Ltd.**                                           14,950           2,354,625
  I.T. International Theatres Ltd.**                 15,500             145,700
  IDB Development Corp. Ltd.**                       26,000           1,164,957
                                                                   ------------
                                                                      4,182,782
                                                                   ------------
MALAYSIA -- 3.8%
  Konsortium Logistik Berhad                      1,425,000             978,750
  Malaysian Pacific Industries
    Berhad                                          102,000             677,763
  Tanjong PLC                                       700,000           1,446,053
  United Engineers Berhad                           406,000             635,711
  YTL Corporation Berhad                          1,210,000           1,108,105
                                                                   ------------
                                                                      4,846,382
                                                                   ------------
MEXICO -- 11.2%
  Cemex SA de CV - ADR                               62,720           1,258,320
  Fomento Economico Mexicano
    SA de CV**                                      276,000           1,072,384
  Grupo Financiero Banamex Accival,
    SA de CV - Class O**                            380,000           1,741,994
  Grupo Financiero Banorte SA -
    Class B**                                       351,200             458,079
  Grupo Iusacell S.A. de CV -
    ADR**                                            80,000             950,000
  Grupo Televisa SA - GDR**                          20,000           1,153,750
  Panamerican Beverages, Inc. -
    ADR                                              55,000             935,000
  Telefonos de Mexico SA - ADR**                    102,800           5,465,753
  Walmart de Mexico SA de CV**                      590,000           1,224,287
                                                                   ------------
                                                                     14,259,567
                                                                   ------------
PERU -- 0.5%
  Credicorp Ltd. - ADR                               98,000             710,500
                                                                   ------------
POLAND -- 1.5%
  Agora S.A. - GDR**                                 45,000             877,500
  Polski Koncern Naftowy Orlen SA                   128,000             998,400
                                                                   ------------
                                                                      1,875,900
                                                                   ------------
RUSSIA -- 5.1%
  A.O. Mosenergo - ADR**                            197,000             719,050
  Lukoil Holding - ADR                               18,700           1,077,120
  Mobile Telesystems - ADR**                         59,000           1,497,125
  Rostelecom - ADR**                                 69,000             608,062
  Tatneft - ADR                                     122,000           1,212,375
  Unified Energy Systems - GDR                      108,000           1,447,200
                                                                   ------------
                                                                      6,560,932
                                                                   ------------
SOUTH AFRICA -- 4.8%
  Anglovaal Industries Ltd.**                     1,137,000           1,225,014
  BoE Ltd.                                        1,900,000           1,076,162
  Datatec Ltd.**                                    150,000           1,142,496
  Impala Platinum Holdings Ltd.**                    26,500           1,148,659
  Johnnies Industrial Corp. Ltd.                     23,100             299,745
  Rembrant Group Ltd.                                57,600             201,412
  Remgro Ltd.**                                      57,600             340,206
  Sasol Ltd.**                                       90,000             710,425
                                                                   ------------
                                                                      6,144,119
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
              INTERNATIONAL EMERGING MARKETS PORTFOLIO (CONCLUDED)

                                                    NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES            VALUE
                                                  ---------        ------------
COMMON STOCKS (CONTINUED)
SOUTH KOREA -- 7.2%
  Korea Electric Power Corp.                        166,000        $  4,331,794
  Korea Telecom Corp. - ADR                          18,000             605,250
  L.G. Chemical Ltd.                                 50,736             632,409
  Samsung Electronics Co.                            20,000           3,622,831
                                                                   ------------
                                                                      9,192,284
                                                                   ------------
TAIWAN -- 9.5%
  Accton Technology Corp.**                         270,000             522,887
  Accton Technology Corp. - GDR
    (Reg. S)**                                      191,749             733,440
  Acer, Inc.                                        166,250             183,599
  Acer, Inc. - GDR (Reg. 144A)                       85,351             469,431
  Acer, Inc. - GDR (Reg. S)                         143,750             779,844
  Cathay Life Insurance Co. Ltd.                    500,000           1,120,359
  China Steel**                                   2,188,410           1,415,041
  China Trust Commercial Bank**                   1,914,696           1,440,312
  President Chain Store Corp.                        53,760             170,366
  Synnex Technology International
    Corp.                                           266,500             844,542
  Taiwan Semiconductor Manufacturing
    Co.**                                           874,120           2,910,003
  United Microelectronics Corp.
    Ltd.**                                          700,000           1,501,280
                                                                   ------------
                                                                     12,091,104
                                                                   ------------
THAILAND -- 1.3%
  Bangkok Bank Public Co. Ltd.
    (Foreign shares)**                              444,000             328,830
  Golden Land Property Development
    Public Co. Ltd. (Foreign shares)**            1,400,000             149,307
  PTT Exploration and Production Public
    Co. Ltd. (Foreign shares)                       270,000             684,677
  Telecomasia Corp. Public Co. Ltd.
    (Foreign Shares)**                              820,000             548,998
  Telecomasia Corp. Public Co. Ltd. -
    Rights                                          231,789                   0
                                                                   ------------
                                                                      1,711,812
                                                                   ------------
TURKEY -- 2.6%
  Alcatel Teletas Telekomunikason
    Endustri Ve Ticaret A.S.**                    4,450,000             575,813
  Baticim Bati Anadolu Cimento
    Sanayii A.S                                   9,252,000             137,814
  Enka Holding Yatirim A.S                        6,050,000             955,802
  Ford Otomotiv Sanayi A.S.**                     11,950,000            566,372
  Turkiye Is Bankasi (Isbank) -
    Class C                                       63,800,000          1,079,932
                                                                   ------------
                                                                      3,315,733
                                                                   ------------
UNITED KINGDOM -- 1.2%
  Dimension Data Holdings PLC**                     172,452           1,600,088
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $115,627,888)                                              103,460,900
                                                                   ------------
PREFERRED STOCK -- 1.1%
BRAZIL -- 1.1%
  Petroleo Brasileiro SA
  (Cost $1,228,259)                                  48,000           1,436,487
                                                                   ------------


                                                 PAR/SHARES
                                 MATURITY           (000)              VALUE
                                 --------        ----------        ------------

SHORT TERM INVESTMENTS -- 17.9%
   Federal Home Loan Bank
     Discount Notes
     6.28%                       10/02/00           $20,000        $ 19,996,511
   Galileo Money Market Fund                          2,830           2,830,118
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $22,826,629)                                                22,826,629
                                                                   ------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $139,682,776*)                                            $127,724,016
                                                                   ============
-------------------
* Cost for Federal income tax purposes is $139,702,109. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                 $  9,493,914
     Gross unrealized depreciation                                  (21,472,007)
                                                                   ------------
                                                                   $(11,978,093)
                                                                   ============
** Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              51

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

SEPTEMBER 30, 2000

ASSETS
   Investments at value (Cost $139,682,776) .............................................................               $127,724,016
   Cash denominated in foreign currencies (Cost $1,300,526) .............................................                  1,292,507
   Collateral received for securities loaned ............................................................                 10,341,550
   Dividends receivable .................................................................................                    327,732
   Interest receivable ..................................................................................                     12,265
   Capital shares sold receivable .......................................................................                    531,144
   Prepaid expenses .....................................................................................                      5,729
                                                                                                                        ------------
          TOTAL ASSETS ..................................................................................                140,234,943
                                                                                                                        ------------

LIABILITIES
   Payable upon return of securities loaned .............................................................                 10,341,550
   Capital shares redeemed payable ......................................................................                     65,345
   Advisory fees payable ................................................................................                    131,632
   Adminstrative fees payable ...........................................................................                     24,220
   Transfer agent fees payable ..........................................................................                     16,231
   Other accrued expenses payable .......................................................................                     53,341
   Foreign taxes payable ................................................................................                     14,455
                                                                                                                        ------------
          TOTAL LIABILITIES .............................................................................                 10,646,774
                                                                                                                        ------------

NET ASSETS (Applicable to 16,432,415 Institutional shares, 4,041,373
   Service shares, 404,950 Investor A shares, 162,352 Investor B shares and
   58,318 Investor C shares outstanding) ................................................................               $129,588,169
                                                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($101,017,300 (DIVIDE) 16,432,415) ...........................................                      $6.15
                                                                                                                               =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($24,795,560 (DIVIDE) 4,041,373) ...................................................                      $6.14
                                                                                                                               =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($2,465,716 (DIVIDE) 404,950) ...................................................                      $6.09
                                                                                                                               =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($6.09 (DIVIDE) 0.950) ...............................................................................                      $6.41
                                                                                                                               =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($963,657 (DIVIDE) 162,352) .....................................................                      $5.94
                                                                                                                               =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($345,936 (DIVIDE) 58,318) ......................................................                      $5.93
                                                                                                                               =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             SELECT EQUITY PORTFOLIO

                                                    NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES           VALUE
                                                  ---------      --------------
COMMON STOCKS -- 94.3%
AEROSPACE -- 1.1%
  Boeing Co.                                        323,900      $   20,405,700
                                                                 --------------
BANKS -- 5.2%
  Bank of New York Co., Inc.                        449,652          25,208,615
  Chase Manhattan Corp.                             629,100          29,056,556
  FleetBoston Financial Corp.                       463,600          18,080,400
  Mellon Financial Corp.                            561,700          26,048,837
                                                                 --------------
                                                                     98,394,408
                                                                 --------------
BEVERAGES -- 1.7%
  Coca-Cola Co.                                     378,800          20,881,350
  PepsiCo, Inc.                                     246,100          11,320,600
                                                                 --------------
                                                                     32,201,950
                                                                 --------------
BROADCASTING -- 0.7%
  Clear Channel Communications,
    Inc.**                                          239,400          13,526,100
                                                                 --------------
COMPUTER & OFFICE EQUIPMENT -- 8.7%
  Cisco Systems, Inc.**                           1,217,000          67,239,250
  Compaq Computer Corp.                             499,500          13,776,210
  Dell Computer Corp.**                             316,700           9,758,319
  Hewlett-Packard Co.                               103,900          10,078,300
  International Business
    Machines Corp.                                  255,900          28,788,750
  Palm, Inc.**                                      485,500          25,701,156
  Veritas Software Corp.                             59,100           8,392,200
                                                                 --------------
                                                                    163,734,185
                                                                 --------------
COMPUTER SOFTWARE & SERVICES -- 11.0%
  America Online, Inc.**                            529,000          28,433,750
  Computer Sciences Corp.**                         138,200          10,261,350
  EMC Corp.**                                       554,900          55,004,462
  Microsoft Corp.**                                 769,800          46,380,450
  Oracle Corp.**                                    408,824          32,194,890
  SAP AG - Spons. ADR                               166,300          10,227,450
  Sun Microsystems, Inc.**                          204,800          23,910,400
                                                                 --------------
                                                                    206,412,752
                                                                 --------------
CONSUMER NON DURABLES -- 1.2%
  Clorox Co.                                        197,400           7,809,638
  Kroger Co.**                                      646,700          14,591,169
                                                                 --------------
                                                                     22,400,807
                                                                 --------------
ELECTRONICS -- 7.6%
  General Electric Co.                            1,490,800          86,000,525
  Intel Corp.                                     1,178,290          49,046,321
  Texas Instruments, Inc.                           145,644           6,872,576
                                                                 --------------
                                                                    141,919,422
                                                                 --------------
ENERGY & UTILITIES -- 1.8%
  American Power Conversion Corp.**                 221,800           4,255,787
  El Paso Energy Corp.                              374,310          23,066,854
  Southern Energy, Inc.                             185,400           5,816,925
                                                                 --------------
                                                                     33,139,566
                                                                 --------------
ENTERTAINMENT & LEISURE -- 3.1%
  Time Warner, Inc.                                 199,700          15,626,525
  Viacom, Inc. - Class B**                          358,100          20,948,850
  Walt Disney Co.                                   560,633          21,444,212
                                                                 --------------
                                                                     58,019,587
                                                                 --------------


                                                    NUMBER
                                                  OF SHARES           VALUE
                                                  ---------      --------------
FINANCE -- 7.9%
  American Express Co.                              101,100      $    6,141,825
  Charles Schwab Corp.                              272,100           9,659,550
  Citigroup, Inc.                                 1,203,533          65,066,003
  Federal Home Loan Mortgage
    Corp.                                           267,400          14,456,312
  Lehman Brothers Holdings, Inc.                     64,400           9,515,100
  MBNA Corp.                                        520,500          20,039,250
  Morgan Stanley Dean Witter & Co.                  263,000          24,048,062
                                                                 --------------
                                                                    148,926,102
                                                                 --------------
INSURANCE -- 3.3%
  Ace Ltd.                                          244,000           9,577,000
  American International Group, Inc.                274,581          26,273,969
  Marsh & McLennan Cos., Inc.                       195,721          25,981,963
                                                                 --------------
                                                                     61,832,932
                                                                 --------------
MANUFACTURING -- 3.4%
  Corning, Inc.                                     105,300          31,274,100
  Danaher Corp.                                     204,400          10,168,900
  Tyco International Ltd. - ADR                     425,100          22,052,063
                                                                 --------------
                                                                     63,495,063
                                                                 --------------
MEDICAL & MEDICAL SERVICES -- 0.5%
  Sepracor, Inc.                                     79,100           9,704,581
                                                                 --------------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.5%
  Johnson & Johnson                                 309,500          29,073,656
                                                                 --------------
METAL & MINING -- 0.6%
  Alcoa, Inc.                                       471,100          11,924,719
                                                                 --------------
OIL & GAS -- 7.3%
  Anadarko Petroleum Corp.                          174,900          11,623,854
  Chevron Corp.                                     327,300          27,902,325
  Exxon Mobil Corp.                                 535,758          47,749,432
  Royal Dutch Petroleum Co. - ADR                   531,400          31,850,788
  Schlumberger Ltd.                                 209,100          17,211,544
                                                                 --------------
                                                                    136,337,943
                                                                 --------------
PAPER & FOREST PRODUCTS -- 0.5%
  International Paper Co.                           354,100          10,158,244
                                                                 --------------
PHARMACEUTICALS -- 8.5%
  Amgen, Inc.**                                     164,200          11,465,778
  Bristol-Myers Squibb Co.                          489,000          27,934,125
  Merck & Co., Inc.                                 349,900          26,045,681
  Pfizer, Inc.                                      851,400          38,259,787
  Pharmacia Corp.                                   369,624          22,246,745
  Schering-Plough Corp.                             725,100          33,717,150
                                                                 --------------
                                                                    159,669,266
                                                                 --------------
RESTAURANTS -- 0.6%
  McDonald's Corp.                                  344,600          10,402,613
                                                                 --------------
RETAIL MERCHANDISING -- 3.8%
  Home Depot, Inc.                                  552,100          29,295,806
  Wal-Mart Stores, Inc.                             856,100          41,199,813
                                                                 --------------
                                                                     70,495,619
                                                                 --------------
SOAPS & COSMETICS -- 1.5%
  Procter & Gamble Co.                              435,400          29,171,800
                                                                 --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                       SELECT EQUITY PORTFOLIO (CONCLUDED)

                                                    NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES           VALUE
                                                  ---------      --------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 11.6%
  AT&T Corp.                                        570,100      $   16,746,688
  JDS Uniphase Corp.**                              143,000          13,540,313
  Lucent Technologies, Inc.                         182,980           5,592,326
  Motorola, Inc.                                    345,900           9,771,675
  Nortel Networks Corp.                             707,000          42,110,688
  Qwest Communications
    International, Inc.**                           685,294          32,936,975
  SBC Communications, Inc.                          721,600          36,080,000
  Tellabs, Inc.**                                   256,900          12,266,975
  Vodafone Group PLC - Spons
    ADR                                             522,500          19,332,500
  Worldcom, Inc.**                                1,000,800          30,399,300
                                                                 --------------
                                                                    218,777,440
                                                                 --------------
TOBACCO -- 1.2%
  Philip Morris Cos., Inc.                          767,856          22,603,761
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $1,202,921,840)                                          1,772,728,216
                                                                 --------------


                                                 PAR/SHARES
                               MATURITY             (000)
                               --------          ----------
SHORT TERM INVESTMENTS -- 5.7%
   Federal Home Loan Bank
     Discount Notes
     6.20%                     10/02/00             $95,000          94,983,995
     6.40%***                  10/18/00               2,000           1,993,600
   Galileo Money Market Fund                          9,388           9,388,304
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $106,365,899)                                              106,365,899
                                                                 --------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $1,309,287,739*)                                        $1,879,094,115
                                                                 ==============
-------------------
* Cost for Federal income tax purposes is $1,314,496,983. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation                               $609,976,857
       Gross unrealized depreciation                                (45,379,725)
                                                                   ------------
                                                                   $564,597,132
                                                                   ============
**  Non-income producing security.

*** Securities pledged as collateral with a value of $1,993,200 on 50 Standard &
    Poor's 500 Stock Index futures contracts expiring December 2000. The value of such contracts on September 30, 2000 was $18,171,250, thereby resulting in an unrealized loss of $516,930.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                             SELECT EQUITY PORTFOLIO

SEPTEMBER 30, 2000

ASSETS
   Investments at value (Cost $1,309,287,739) ..........................................................              $1,879,094,115
   Collateral received for securities loaned ...........................................................                  69,300,722
   Dividends receivable ................................................................................                   1,260,308
   Interest receivable .................................................................................                      68,338
   Investments sold receivable .........................................................................                  39,570,145
   Capital shares sold receivable ......................................................................                     591,963
   Prepaid expenses ....................................................................................                      13,648
   Futures commissions .................................................................................                         400
                                                                                                                      --------------
          TOTAL ASSETS .................................................................................               1,989,899,639
                                                                                                                      --------------

LIABILITIES
   Payable upon return of securities loaned ............................................................                  69,300,722
   Investments purchased payable .......................................................................                  48,015,625
   Capital shares redeemed payable .....................................................................                   2,215,675
   Advisory fees payable ...............................................................................                     836,272
   Adminstrative fees payable ..........................................................................                     326,603
   Transfer agent fees payable .........................................................................                      65,460
   Other accrued expenses payable ......................................................................                     502,007
   Futures margin payable ..............................................................................                     278,750
                                                                                                                      --------------
          TOTAL LIABILITIES ............................................................................                 121,541,114
                                                                                                                      --------------

NET ASSETS (Applicable to 70,632,404 Institutional shares, 11,205,312
   Service shares, 3,694,011 Investor A shares, 4,035,182 Investor B shares and
   549,854 Investor C shares outstanding) ..............................................................              $1,868,358,525
                                                                                                                      ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($1,466,963,706 (DIVIDE) 70,632,404) ........................................                      $20.77
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($232,287,448 (DIVIDE) 11,205,312) ................................................                      $20.73
                                                                                                                              ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($76,437,709 (DIVIDE) 3,694,011) ...............................................                      $20.69
                                                                                                                              ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($20.69 (DIVIDE) 0.955) .............................................................................                      $21.66
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($81,561,757 (DIVIDE) 4,035,182) ...............................................                      $20.21
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($11,107,905 (DIVIDE) 549,854) .................................................                      $20.20
                                                                                                                              ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                             INDEX EQUITY PORTFOLIO

AS OF SEPTEMBER 30, 2000                                             VALUE
                                                                 --------------
Investment in The U.S. Large Company
  Series of The DFA Investment
  Trust Company                                      100.2%      $2,033,940,573
  (Cost $1,435,956,756)

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                        (0.2%)         (3,887,302)
                                                     ------      --------------
NET ASSETS (Applicable to 24,128,240
  Institutional shares, 13,763,868 Service
  shares, 3,414,368 Investor A shares,
  13,287,947 Investor B shares and
  19,543,498 Investor C shares
  outstanding)                                       100.0%      $2,030,053,271
                                                     ======      ==============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($665,742,548 (DIVIDE) 24,128,240)                                     $27.59
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($378,997,190 (DIVIDE) 13,763,868)                                     $27.54
                                                                         ======
NET ASSET VALUE AND
  REDEMPTION PRICE
  PER INVESTOR A SHARE
  ($93,934,654 (DIVIDE) 3,414,368)                                       $27.51
                                                                         ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($27.51 (DIVIDE) 0.970)                                                $28.36
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($360,792,445 (DIVIDE) 13,287,947)                                     $27.15
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($530,586,434 (DIVIDE) 19,543,498)                                     $27.15
                                                                         ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL
       STATEMENTS AND RELATED NOTES FOR THE DFA INVESTMENT TRUST COMPANY.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                               BALANCED PORTFOLIO

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES           VALUE
                                                  ---------        ------------
COMMON STOCKS -- 61.8%
AEROSPACE -- 0.7%
  Boeing Co.                                         96,700        $  6,092,100
                                                                   ------------
BANKS -- 3.4%
  Bank of New York Co., Inc.                        132,722           7,440,727
  Chase Manhattan Corp.                             185,650           8,574,709
  FleetBoston Financial Corp.                       134,700           5,253,300
  Mellon Financial Corp.                            171,100           7,934,762
                                                                   ------------
                                                                     29,203,498
                                                                   ------------
BEVERAGES -- 1.1%
  Coca-Cola Co.                                     112,800           6,218,100
  PepsiCo, Inc.                                      72,300           3,325,800
                                                                   ------------
                                                                      9,543,900
                                                                   ------------
BROADCASTING -- 0.5%
  Clear Channel Communications,
    Inc.**                                           70,400           3,977,600
                                                                   ------------
COMPUTER & OFFICE EQUIPMENT -- 5.7%
  Cisco Systems, Inc.**                             360,848          19,936,852
  Compaq Computer Corp.                             147,700           4,073,566
  Dell Computer Corp.**                              93,700           2,887,131
  Hewlett-Packard Co.                                30,800           2,987,600
  International Business Machines
    Corp.                                            75,700           8,516,250
  Palm, Inc.**                                      143,000           7,570,062
  Veritas Software Corp.                             17,500           2,485,000
                                                                   ------------
                                                                     48,456,461
                                                                   ------------
COMPUTER SOFTWARE & SERVICES -- 7.2%
  America Online, Inc.**                            157,900           8,487,125
  Computer Sciences Corp.**                          41,000           3,044,250
  EMC Corp.**                                       163,500          16,206,937
  Microsoft Corp.**                                 226,800          13,664,700
  Oracle Corp.**                                    120,900           9,520,875
  SAP AG - Spons. ADR                                51,000           3,136,500
  Sun Microsystems, Inc.**                           62,800           7,331,900
                                                                   ------------
                                                                     61,392,287
                                                                   ------------
CONSUMER NON DURABLES -- 0.8%
  Clorox Co.                                         58,600           2,318,363
  Kroger Co.**                                      190,800           4,304,925
                                                                   ------------
                                                                      6,623,288
                                                                   ------------
ELECTRONICS -- 4.9%
  General Electric Co.                              444,900          25,665,169
  Intel Corp.                                       344,775          14,351,259
  Texas Instruments, Inc.                            42,617           2,010,990
                                                                   ------------
                                                                     42,027,418
                                                                   ------------
ENERGY & UTILITIES -- 1.2%
  American Power Conversion Corp.**                  61,600           1,181,950
  El Paso Energy Corp.                              111,983           6,900,952
  Southern Energy, Inc.                              54,600           1,713,075
                                                                   ------------
                                                                      9,795,977
                                                                   ------------
ENTERTAINMENT & LEISURE -- 2.0%
  Time Warner, Inc.                                  59,500           4,655,875
  Viacom, Inc. - Class B**                          106,229           6,214,424
  Walt Disney Co.                                   164,047           6,274,798
                                                                   ------------
                                                                     17,145,097
                                                                   ------------


                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES           VALUE
                                                  ---------        ------------
FINANCE -- 5.2%
  American Express Co.                               31,300        $  1,901,475
  Charles Schwab Corp.                               80,050           2,841,775
  Citigroup, Inc.                                   354,032          19,139,873
  Federal Home Loan Mortgage Corp.                   78,700           4,254,719
  Lehman Brothers Holdings, Inc.                     19,100           2,822,025
  MBNA Corp.                                        153,600           5,913,600
  Morgan Stanley Dean Witter & Co.                   77,400           7,077,262
                                                                   ------------
                                                                     43,950,729
                                                                   ------------
INSURANCE -- 2.2%
  Ace Ltd.                                           73,100           2,869,175
  American International Group, Inc.                 80,345           7,688,012
  Marsh & McLennan Cos., Inc.                        57,566           7,641,886
                                                                   ------------
                                                                     18,199,073
                                                                   ------------
MANUFACTURING -- 2.2%
  Corning, Inc.                                      31,200           9,266,400
  Danaher Corp.                                      61,000           3,034,750
  Tyco International Ltd. - ADR                     125,000           6,484,375
                                                                   ------------
                                                                     18,785,525
                                                                   ------------
MEDICAL & MEDICAL SERVICES -- 0.3%
  Sepracor, Inc.                                     23,400           2,870,887
                                                                   ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.0%
  Johnson & Johnson                                  92,300           8,670,431
                                                                   ------------
METAL & MINING -- 0.4%
  Alcoa, Inc.                                       137,200           3,472,875
                                                                   ------------
OIL & GAS -- 4.8%
  Anadarko Petroleum Corp.                           51,500           3,422,690
  Chevron Corp.                                     100,400           8,559,100
  Exxon Mobil Corp.                                 164,276          14,641,098
  Royal Dutch Petroleum Co. - ADR                   156,600           9,386,212
  Schlumberger Ltd.                                  61,300           5,045,756
                                                                   ------------
                                                                     41,054,856
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.3%
  International Paper Co.                           101,900           2,923,256
                                                                   ------------
PHARMACEUTICALS -- 5.6%
  Amgen, Inc.**                                      50,800           3,547,269
  Bristol-Myers Squibb Co.                          145,900           8,334,537
  Merck & Co., Inc.                                 105,300           7,838,269
  Pfizer, Inc.                                      252,500          11,346,719
  Pharmacia Corp.                                   108,600           6,536,363
  Schering-Plough Corp.                             216,400          10,062,600
                                                                   ------------
                                                                     47,665,757
                                                                   ------------
RESTAURANTS -- 0.4%
  McDonald's Corp.                                   99,700           3,009,694
                                                                   ------------
RETAIL MERCHANDISING -- 2.5%
  Home Depot, Inc.                                  167,500           8,887,969
  Wal-Mart Stores, Inc.                             265,000          12,753,125
                                                                   ------------
                                                                     21,641,094
                                                                   ------------
SOAPS & COSMETICS -- 1.0%
  Procter & Gamble Co.                              126,500           8,475,500
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)

                                                   NUMBER
AS OF SEPTEMBER 30, 2000                          OF SHARES           VALUE
                                                  ---------        ------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 7.6%
  AT&T Corp.                                        175,600        $  5,158,250
  JDS Uniphase Corp.**                               42,300           4,005,281
  Lucent Technologies, Inc.                          53,496           1,634,972
  Motorola, Inc.                                    102,600           2,898,450
  Nortel Networks Corp.                             209,100          12,454,519
  Qwest Communications International,
    Inc.**                                          201,487           9,684,009
  SBC Communications, Inc.                          210,900          10,545,000
  Tellabs, Inc.**                                    76,200           3,638,550
  Vodafone Group PLC - Spons. ADR                   153,500           5,679,500
  Worldcom, Inc.**                                  298,700           9,073,013
                                                                   ------------
                                                                     64,771,544
                                                                   ------------
TOBACCO -- 0.8%
  Philip Morris Cos., Inc.                          224,682           6,614,076
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $371,375,989)                                              526,362,923
                                                                   ------------
CUMULATIVE PREFERRED STOCK -- 0.2%
  Centaur Funding Corp.,
    9.08%                                             1,500           1,494,779
    (Cost $1,500,000)                                              ------------


                                                      PAR
                                  MATURITY           (000)             VALUE
                                  --------          -------        ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 7.7%
  Small Business Administration
    Participation Certificates,
    Series 97-20F, Class 1
    7.20%                         06/01/17          $ 2,030           2,021,711
  Small Business Investment Cos.
    Pass-Through, Series 97-P10C,
    Class 1
    6.85%                         08/01/07              990             969,927
  U.S. Treasury Bonds
    12.75%                        11/15/10            2,400           3,093,749
    14.00%                        11/15/11            5,050           7,062,107
    12.50%                        08/15/14              160             229,200
    8.50%***                      02/15/20            9,900          12,542,063
    6.12%                         08/15/29            5,200           5,312,128
    6.87%                         08/15/25            2,550           2,807,392
  U.S. Treasury Bonds (CPI)
    3.62%#***                     04/15/28            7,655           7,765,614
    3.87%#***                     04/15/29              850             886,854
  U.S. Treasury Notes
    6.62%                         05/31/02            1,380           1,392,075
    6.12%                         08/31/02            5,375           5,385,078
    6.75%                         05/15/05            4,620           4,787,475
    6.12%                         08/15/07            1,830           1,850,017
    5.75%                         08/15/10            1,525           1,519,281
    6.25%                         05/15/30            1,650           1,735,079
  U.S. Treasury Notes (CPI)
    3.62%#                        01/15/08            4,550           4,750,192
    3.87%#                        01/15/09            1,500           1,565,833
                                                                   ------------
TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
   (Cost $66,454,247)                                                65,675,775
                                                                   ------------


                                                      PAR
                                  MATURITY           (000)             VALUE
                                  --------          -------        ------------
MORTGAGE PASS-THROUGHS -- 14.4%
  Federal Home Loan Mortgage
    Corp.
    6.00%                      12/08-12/13          $ 2,534        $  2,465,554
    7.50%                      10/09-09/27            1,054           1,063,759
    8.50%                         09/01/21            3,264           3,192,164
    6.50%                      09/23-03/30            5,085           4,888,272
  Federal Home Loan Mortgage
    Corp. Gold
    8.00%                      08/08-03/30              842             854,689
    6.00%                      03/13-06/29            3,813           3,593,429
    6.50%                      01/29-07/29           10,397           9,949,575
  Federal National Mortgage Association
    6.94%                         03/19/07              750             738,900
    6.80%                         07/23/07            2,400           2,349,648
    7.00%                      11/07-10/25            4,198           4,168,308
    6.50%                      08/10-10/29           11,873          11,591,407
    6.00%                      12/11-01/29           17,913          17,132,055
    5.50%                      10/13-01/14           26,495          24,988,345
    8.50%                         10/01/28            7,057           7,229,117
    7.50%                         02/01/30              147             146,739
  Federal National Mortgage Association
    Gold
    6.50%                      03/30-06/30              122             117,233
  Government National Mortgage
    Association
    7.00%                      03/13-08/24            2,495           2,488,732
    6.00%                      10/23-02/24            3,263           3,064,771
    6.50%                      01/24-05/30           12,467          12,097,486
    7.50%                      04/27-12/29              841             843,671
    8.00%                      06/27-08/30            5,822           5,930,696
  MLCC Mortgage Investors, Inc.,
    Series 95-C1, Class C
    7.50%****                     05/25/15            1,120           1,117,497
  MLCC Mortgage Investors, Inc.,
    Series 95-C2 (IO)
    7.32%+                        06/15/21           10,088             296,347
  MLCC Mortgage Investors, Inc.,
    Series 96-C1, Class A2
    7.24%                         04/25/28            1,000             999,187
  MLCC Mortgage Investors, Inc.,
    Series 96-C1, Class A3
    7.42%                         04/25/28            1,500           1,509,359
                                                                   ------------
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $120,994,933)                                              122,816,940
                                                                   ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.3%
  Federal National Mortgage Association,
    Series 96-54, Class A (PO)
    6.50%+                        04/25/21              228             196,985
  Federal National Mortgage Association,
    Series 99-17, Class HJ (PO)
    5.00%+                        12/25/23              250              98,906
  Federal National Mortgage Association,
    Series 99-17, Class JH (PO)
    5.00%+                        04/25/24              315             132,989
  Federal National Mortgage Association,
    Series 99-51, Class L (PO)
    5.00%+                        10/25/29              188              83,445
  Residential Accredit Loans, Inc.,
    Series 97-QS7, Class A1
    7.50%                         07/25/27               27              26,529
  Residential Asset Securitization Trust,
    Series 98-A3, Class A
    6.50%                         04/25/13            1,201           1,153,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)

                                                      PAR
AS OF SEPTEMBER 30, 2000          MATURITY           (000)             VALUE
                                  --------          -------        ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS (CONTINUED)
  Salomon Brothers Mortgage Securities
    VI, Series 87-1 (IO)
    7.00%+                        02/17/17           $  320        $     83,101
  Salomon Brothers Mortgage Securities
    VI, Series 87-1 (PO)
    7.00%+                        02/17/17              357             277,515
  Salomon Brothers Mortgage Securities
    VI, Series 87-2 (IO)
    6.00%+                        03/06/17              221              56,517
  Salomon Brothers Mortgage Securities
    VI, Series 87-2 (PO)
    6.00%+                        03/06/17              221             171,241
  Structured Asset Securities Corp.,
    Series 96-CFL, Class X1 (IO)
    5.05%+                        02/25/28            2,985             166,054
                                                                   ------------
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
   (Cost $4,445,531)                                                  2,446,282
                                                                   ------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 1.6%
  COMM, Series 00-C1, Class A2
    7.41%****                     04/15/10              900             914,344
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 00-1, Class 4A
    6.63%                         04/15/15            2,406           2,307,267
  GE Capital Mortgage Services, Inc.,
    Series 94-14, Class A3
    6.50%                         04/25/24              800             772,500
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 97-C2, Class A3
    6.56%                         11/15/07              275             265,430
  Lehman Brothers Commercial Conduit
    Mortgage Trust, Series 98-C1, Class A3
    6.48%                         01/18/08              325             311,362
  Midland Royalty Acceptance Corp.,
    Series 96-C, Class A
    7.23%                         01/25/29            1,000             999,344
  Mortgage Capital Funding, Inc.,
    Series 98-MC3, Class A2
    6.34%                         11/18/31              885             829,634
  Norwest Asset Securities Corp.,
    Series 98-27, Class A
    6.25%                         11/25/13            2,569           2,423,280
  Residential Funding Mortgage
    Securities I, Series 98-S7, Class A1
    6.50%                         03/25/13            1,589           1,540,898
  Summit Mortgage Trust, Series 00-1,
    Class B1
    6.14%****                     12/28/12            2,298           2,210,278
  Washington Mutual, Series 00-1,
    Class A1
    6.91%****                     06/25/24            1,478           1,473,770
                                                                   ------------
TOTAL COMMERCIAL MORTGAGE-
   BACKED SECURITIES
   (Cost $15,125,664)                                                14,048,107
                                                                   ------------


                                                      PAR
                                  MATURITY           (000)             VALUE
                                  --------          -------        ------------
ASSET BACKED SECURITIES -- 3.0%
  Arcadia Automobile Receivables Trust,
    Series 97-C, Class A5
    6.55%                         06/15/05          $ 2,000        $  1,990,625
  Citibank Credit Card Master Trust I,
    Series 97-6, Class A (PO)
    1.00%+                        08/15/06            4,300           3,302,476
  Fifth Third Auto Grantor Trust,
    Series 96-B, Class A
    6.45%                         03/15/02               22              21,876
  First Security Auto Owner Trust,
    Series 00-1, Class A3
    7.30%                         07/15/04            1,975           1,991,664
  First Security Auto Owner Trust,
    Series 00-2, Class A3
    6.83%                         07/15/04            4,825           4,832,539
  FMAC Loan Receivables Trust,
    Series 97-B, Class A
    6.85%                         09/15/19            1,077           1,038,528
  Ford Credit Auto Owner Trust,
    Series 00-C, Class A4
    7.24%                         02/15/04            2,900           2,923,563
  Green Tree Financial Corp.,
    Series 96-6, Class A6
    7.95%                         09/15/27              996             995,795
  Green Tree Financial Corp.,
    Series 96-7, Class A6
    7.65%++                       10/15/27              998           1,002,143
  MBNA Master Credit Card Trust,
    Series 00-E, Class A
    7.80%                         10/15/12            2,225           2,345,984
  Onyx Acceptance Auto Trust,
    Series 00-B, Class A3
    7.29%                         08/15/04            2,125           2,142,266
  Puget Power Conservation Grantor
    Trust, Series 97-1, Class A
    6.23%                         07/11/02              532             530,177
  Toyota Auto Receivables Owner Trust,
    Series 00-A, Class A3
    7.18%                         08/15/04            2,250           2,270,391
                                                                   ------------
TOTAL ASSET BACKED SECURITIES
   (Cost $25,255,613)                                                25,388,027
                                                                   ------------
CORPORATE BONDS -- 8.6%
BANKS -- 0.3%
  Bank One Corp.
    7.87%                         08/01/10            2,200           2,251,139
                                                                   ------------
ELECTRONICS -- 0.1%
  Arrow Electronics, Inc.
    8.70%                         10/01/05              950             949,981
                                                                   ------------
ENERGY & UTILITIES -- 0.2%
  Pinnacle Partners
    8.83%                         08/15/04            1,425           1,441,031
                                                                   ------------
FINANCE -- 2.8%
  American General Institutional Capital
    7.57%                         12/01/45              410             365,477
  Bear Stearns Capital Trust Investments
    7.00%                         01/15/27            1,350           1,342,406
  CSW Investments
    6.95%                         08/01/01            1,600           1,595,712
  Donaldson, Lufkin and Jenrette, Inc.
    7.07%                         12/13/02            2,150           2,154,513
  ERAC USA Finance Co.
    8.25%                         05/01/05            1,090           1,110,620

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)

                                                      PAR
AS OF SEPTEMBER 30, 2000          MATURITY           (000)             VALUE
                                  --------          -------        ------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
  FMR Corp.
    7.57%                         06/15/29           $  940        $    913,119
  Ford Motor Credit Co.
    7.60%                         08/01/05            3,675           3,705,520
    5.80%                         01/12/09            1,520           1,348,874
    7.37%                         10/28/09            1,720           1,686,254
  Merrill Lynch & Co., Inc.
    5.75%                         11/04/02            1,355           1,325,556
  Morgan Stanley Dean Witter & Co.
    7.13%                         01/15/03            2,190           2,204,051
  Reliant Energy Finance Co. II
    7.40%                         11/15/02              925             917,606
  Simon Property Group LP, Inc.
    6.63%                         06/15/03            1,400           1,356,278
  Sun Life Canada Capital Trust
    8.53%                         05/29/49              860             773,896
  Wells Fargo Capital
    7.73%                         12/01/26              730             662,160
  Yorkshire Power Finance
    6.50%                         02/25/08            1,750           1,589,266
  Zurich Capital Trust I
    8.38%                         06/01/37              510             486,959
                                                                   ------------
                                                                     23,538,267
                                                                   ------------
INDUSTRIAL -- 1.8%
  Ahmanson Capital Trust Investments
    8.36%                         12/01/26            3,440           2,881,051
  Atlantic Richfield
    8.75%                         03/01/32            1,020           1,198,308
  Ford Motor Co., Global Bonds
    6.62%                         10/01/28            2,550           2,122,008
  Hyder PLC
    7.38%                         12/15/28            1,485           1,101,935
  Jones Apparel Group, Inc.
    6.25%                         10/01/01            2,055           2,013,886
  Qwest Capital Funding, Inc.
    7.90%                         08/15/10            1,450           1,481,062
  Rohm & Haas Co.
    7.85%                         07/15/29              790             780,269
  Union Carbide
    7.88%                         04/01/23              695             695,722
  Williams Holdings of Delaware
    6.13%                         12/01/03            2,320           2,243,808
  Yosemite Securities Trust I
    8.25%                         11/15/04              940             954,249
                                                                   ------------
                                                                     15,472,298
                                                                   ------------
INSURANCE -- 1.0%
  American General Capital II
    8.50%                         07/01/30            2,500           2,515,975
  Equitable Cos., Inc.
    9.00%                         12/15/04            1,100           1,165,912
  Everest Reinsurance Holdings
    8.50%                         03/15/05            1,270           1,307,730
  Farmers Insurance
    7.20%                         07/15/48              800             646,948
  Jackson National Life Insurance Co.
    8.15%                         03/15/27            1,140           1,093,664
  Liberty Mutual Insurance Co.
    7.70%                         10/15/47            1,340             978,496
  Royal & Sun Alliance Insurance
    8.95%                         10/15/29            1,190           1,178,363
                                                                   ------------
                                                                      8,887,088
                                                                   ------------


                                                      PAR
                                  MATURITY           (000)             VALUE
                                  --------          -------        ------------
MOTOR VEHICLES -- 0.3%
  Chrysler Corp.
    7.45%                         03/01/27          $ 1,425        $  1,359,469
  DaimlerChrysler North America
    Holdings
    8.00%                         06/15/10              930             960,059
                                                                   ------------
                                                                      2,319,528
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.1%
  International Paper Co.
    8.12%                         07/08/05              950             979,353
                                                                   ------------
PIPELINES -- 0.2%
  El Paso Energy Corp.
    6.63%                         07/15/01            1,875           1,862,042
                                                                   ------------
TELECOMMUNICATIONS -- 0.6%
  AT&T Capital Corp.
    6.75%                         02/04/02            1,950           1,936,487
  Deutsche Telekom International Finance
    8.25%                         06/15/30            1,230           1,267,392
  Koninklijke Kpn NV
    8.00%                         10/01/10              850             850,583
    8.37%                         10/01/30              425             424,981
  Sprint Capital Corp.
    5.70%                         11/15/03            1,030             992,315
                                                                   ------------
                                                                      5,471,758
                                                                   ------------
TRANSPORTATION -- 0.1%
  Federal Express Corp.
    7.11%                         01/02/14              875             802,685
                                                                   ------------
YANKEE -- 1.1%
  Abitibi-Consolidated, Inc.
    8.30%                         08/01/05            1,350           1,378,676
  Deutsche Bank Capital Funding Trust
    Investment
    7.87%                         12/29/49              780             743,194
  Empresa Electrica Pehuenche
    7.30%++                       05/01/03            1,670           1,640,881
  Mexico-Par-A Corp.
    6.25%                         12/31/19            1,250           1,113,281
  Pemex Finance Ltd.
    9.14%                         08/15/04            1,965           2,026,288
  State of Qatar
    9.75%                         06/15/30              610             623,990
  United Mexican States
    8.50%                         02/01/06            2,000           1,991,000
                                                                   ------------
                                                                      9,517,310
                                                                   ------------
TOTAL CORPORATE BONDS
   (Cost $75,089,359)                                                73,492,480
                                                                   ------------
TAXABLE MUNICIPAL BONDS -- 0.4%
  Los Angeles County Pension Obligation
    Revenue Bond, Series 95D
    6.97%                         06/30/08            1,000             996,320
  Los Angeles County Pension Obligation
    Revenue Bond, Series B
    8.62%                         06/30/06              600             648,414
    7.57%+                        02/15/16            2,425             790,550
    7.59%+                        02/15/17              850             255,986
    7.62%+                     02/20-02/21            1,525             352,518
    7.63%+                     02/22-02/23            1,235             246,737
                                                                   ------------
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $3,241,258)                                                  3,290,525
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONCLUDED)

                                                      PAR
AS OF SEPTEMBER 30, 2000          MATURITY           (000)             VALUE
                                  --------          -------        ------------
SHORT TERM INVESTMENTS -- 2.0%
  Federal Home Loan Bank
    Discount Notes
    6.28%                         10/02/00          $14,000        $ 13,997,558
  Galileo Money Market Fund                           2,905           2,904,988
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $16,902,546)                                                16,902,546
                                                                   ------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $700,385,142*)                                            $851,918,384
                                                                   ============
-------------------
* Cost for Federal income tax purposes is $702,459,034. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                 $174,932,449
     Gross unrealized depreciation                                  (25,473,099)
                                                                   ------------
                                                                   $149,459,350
                                                                   ============

**   Non-income producing security.

*** Securities pledged as collateral with a value of $2,245,623 on 60 Standard & Poor's 500 Stock Index futures contracts expiring December 2000. The value of such contracts on September 30, 2000 was $21,805,500, thereby resulting in an unrealized loss of $620,316.

**** Rates shown are the rates as of September 30, 2000.

+    Rates shown are the effective yields as of September 30, 2000.

++ Securities pledged as collateral with a value of $245,038 on 39 net long U.S. Treasury Bonds futures contracts and 27 net short U.S. Treasury Notes futures contracts expiring December 2000. The value of such contracts on September 30, 2000 was $6,562,359, thereby resulting in an unrealized loss of $24,185.

# Securities with a market value of $12,827,801 have been pledged as collateral for reverse repurchase agreements.

                       ------------------------------------
                            INVESTMENT ABBREVIATIONS

                       CPI      Consumer Price Index
                       IO       Interest Only
                       PO       Principal Only
                       ADR      American Depository Receipt
                       ------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                               BALANCED PORTFOLIO

SEPTEMBER 30, 2000

ASSETS
   Investments at value (Cost $700,385,142) ..............................................................              $851,918,384
   Collateral received for securities loaned .............................................................                65,180,237
   Dividends receivable ..................................................................................                   374,548
   Interest receivable ...................................................................................                 3,573,651
   Interest receivable on interest rate swaps ............................................................                     1,887
   Investments sold receivable ...........................................................................                53,887,786
   Capital shares sold receivable ........................................................................                 1,290,006
   Prepaid expenses ......................................................................................                     8,195
   Unrealized appreciation on interest rate swaps ........................................................                     7,170
                                                                                                                        ------------
          TOTAL ASSETS ...................................................................................               976,241,864
                                                                                                                        ------------

LIABILITIES
   Payable upon return of securities loaned ..............................................................                65,180,237
   Investments purchased payable .........................................................................                47,149,753
   Reverse repurchase agreements payable .................................................................                12,857,678
   Capital shares redeemed payable .......................................................................                 2,116,256
   Advisory fees payable .................................................................................                   395,276
   Adminstrative fees payable ............................................................................                   159,098
   Transfer agent fees payable ...........................................................................                    63,088
   Other accrued expenses payable ........................................................................                   474,130
   Futures margin payable ................................................................................                   330,773
                                                                                                                        ------------
          TOTAL LIABILITIES ..............................................................................               128,726,289
                                                                                                                        ------------

NET ASSETS (Applicable to 19,133,989 Institutional shares, 9,809,892
   Service shares, 7,431,932 Investor A shares, 5,131,101 Investor B shares and
   598,898 Investor C shares outstanding) ................................................................              $847,515,575
                                                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($385,792,670 (DIVIDE) 19,133,989) ............................................                    $20.16
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($197,632,771 (DIVIDE) 9,809,892) ...................................................                    $20.15
                                                                                                                              ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($149,593,859 (DIVIDE) 7,431,932) ................................................                    $20.13
                                                                                                                              ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($20.13 (DIVIDE) 0.955) ...............................................................................                    $21.08
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($102,529,574 (DIVIDE) 5,131,101) ................................................                    $19.98
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($11,966,701 (DIVIDE) 598,898) ...................................................                    $19.98
                                                                                                                              ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS

                                                LARGE CAP        LARGE CAP        MID-CAP         MID-CAP
                                                  VALUE           GROWTH           VALUE          GROWTH        SMALL CAP
                                                 EQUITY           EQUITY          EQUITY          EQUITY       VALUE EQUITY
FOR THE YEAR ENDED SEPTEMBER 30, 2000           PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                              -------------    ------------     -----------    ------------    ------------
Investment income:
   Interest ..............................    $  3,016,121     $  3,036,492     $   606,829    $  5,168,124     $ 1,505,836
   Dividends .............................      39,529,724        6,606,372       4,236,235         479,782       8,149,409
   Net investment income from master .....              --               --              --              --              --
   Foreign taxes withheld ................              --               --              --              --              --
                                              ------------     ------------     -----------    ------------     -----------
        Total investment income ..........      42,545,845        9,642,864       4,843,064       5,647,906       9,655,245
                                              ------------     ------------     -----------    ------------     -----------
Expenses:
   Investment advisory fee ...............      11,684,246        9,138,089       2,172,456       6,106,488       3,232,118
   Administration fee ....................       4,573,703        3,582,474         624,581       1,702,307       1,334,081
   Custodian fee .........................         273,395          225,361          55,744         133,950         110,806
   Transfer agent fee ....................         727,440          602,801          97,275         341,888         245,408
   Shareholder servicing fees ............         751,126          801,076          73,202         464,606         204,666
   Shareholder processing fees ...........         659,897          653,148          63,768         311,153         158,288
   Distribution fees .....................         269,382          486,826          42,259         770,397         150,861
   Legal and audit .......................          62,432           66,495           6,753          35,870          14,378
   Printing ..............................         240,612          204,558          27,149          86,838          60,951
   Registration fees and expenses ........          50,996           43,510          38,656          70,057          40,406
   Trustees' fees and officers' salary ...          42,471           23,523           4,777           6,013          10,940
   Other .................................          20,108           17,427           7,736           5,665           9,113
                                              ------------     ------------     -----------    ------------     -----------
                                                19,355,808       15,845,288       3,214,356      10,035,232       5,572,016
   Fees waived ...........................              --               --              --              --              --
   Expenses reimbursed by advisor ........              --               --              --              --              --
   Recapture of advisory fees previously
     waived ..............................              --               --          26,832          30,905              --
                                              ------------     ------------     -----------    ------------     -----------
        Total operating expenses .........      19,355,808       15,845,288       3,241,188      10,066,137       5,572,016
                                              ------------     ------------     -----------    ------------     -----------
   Interest expense ......................              --               --              --              --              --
                                              ------------     ------------     -----------    ------------     -----------
        Total expenses ...................      19,355,808       15,845,288       3,241,188      10,066,137       5,572,016
                                              ------------     ------------     -----------    ------------     -----------
   Net investment income (loss) ..........      23,190,037       (6,202,424)      1,601,876      (4,418,231)      4,083,229
                                              ------------     ------------     -----------    ------------     -----------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions
        (net of foreign taxes) ...........     165,677,534      245,181,162       2,268,392     273,877,941      35,925,113
     Futures and options .................              --        3,210,250              --       1,329,837              --
     Swap contracts ......................              --               --              --              --              --
     Foreign currency related transactions              --               --              --              --              --
                                              ------------     ------------     -----------    ------------     -----------
                                               165,677,534      248,391,412       2,268,392     275,207,778      35,925,113
                                              ------------     ------------     -----------    ------------     -----------
Change in unrealized appreciation
   (depreciation) from:
     Investments (net of foreign taxes) ..     (50,111,212)      87,463,741      30,709,344     116,855,821      48,886,278
     Futures and options .................              --        1,085,875              --         514,517              --
     Swap contracts ......................              --               --              --              --              --
     Foreign currency related transactions              --               --              --              --              --
                                              ------------     ------------     -----------    ------------     -----------
                                               (50,111,212)      88,549,616      30,709,344     117,370,338      48,886,278
                                              ------------     ------------     -----------    ------------     -----------
   Net gain (loss) on investments and
     foreign currency transactions .......     115,566,322      336,941,028      32,977,736     392,578,116      84,811,391
                                              ------------     ------------     -----------    ------------     -----------
   Net increase (decrease) in assets
     resulting from operations ...........    $138,756,359     $330,738,604     $34,579,612    $388,159,885     $88,894,620
                                              ============     ============     ===========    ============     ===========

                                                                                     GLOBAL
                                                SMALL CAP          MICRO-CAP       SCIENCE &       EUROPEAN      INTERNATIONAL
                                              GROWTH EQUITY          EQUITY        TECHNOLOGY       EQUITY          EQUITY
FOR THE YEAR ENDED SEPTEMBER 30, 2000           PORTFOLIO          PORTFOLIO      PORTFOLIO 1     PORTFOLIO 2     PORTFOLIO
                                              --------------     -------------    -----------     -----------    -------------
Investment income:
   Interest ..............................    $   25,515,382     $  8,295,037     $   254,652      $  11,606     $   2,625,617
   Dividends .............................           472,416           42,519           8,882         12,320        19,063,909
   Net investment income from master .....                --               --              --             --                --
   Foreign taxes withheld ................                --               --            (647)        (1,365)       (2,250,197)
                                              --------------     ------------     -----------      ---------     -------------
        Total investment income ..........        25,987,798        8,337,556         262,887         22,561        19,439,329
                                              --------------     ------------     -----------      ---------     -------------
Expenses:
   Investment advisory fee ...............        13,483,790        6,038,499         244,050         13,240        10,127,040
   Administration fee ....................         5,301,926        1,242,241          62,369          3,384         2,913,054
   Custodian fee .........................           381,968          106,422          22,532         10,954         1,000,190
   Transfer agent fee ....................           975,022          499,731          23,402            502           461,860
   Shareholder servicing fees ............         1,073,325        1,136,135          54,629            172           316,448
   Shareholder processing fees ...........           814,064          683,015          32,779            103           269,421
   Distribution fees .....................           855,590        2,330,006         101,010            218            80,802
   Legal and audit .......................           111,642           13,172          33,321         14,053            19,539
   Printing ..............................           360,101           68,406          96,039         38,890           154,135
   Registration fees and expenses ........            67,675           84,797         117,368          8,763            30,964
   Trustees' fees and officers' salary ...            35,104              813           2,000             --            20,474
   Other .................................            45,868            9,163           7,215          1,133            32,088
                                              --------------     ------------     -----------      ---------     -------------
                                                  23,506,075       12,212,400         796,714         91,412        15,426,015
   Fees waived ...........................                --               --        (267,708)       (16,624)         (106,173)
   Expenses reimbursed by advisor ........                --               --              --        (52,916)               --
   Recapture of advisory fees previously
     waived ..............................                --          170,684              --             --                --
                                              --------------     ------------     -----------      ---------     -------------
        Total operating expenses .........        23,506,075       12,383,084         529,006         21,872        15,319,842
                                              --------------     ------------     -----------      ---------     -------------
   Interest expense ......................                --               --              --             --                --
                                              --------------     ------------     -----------      ---------     -------------
        Total expenses ...................        23,506,075       12,383,084         529,006         21,872        15,319,842
                                              --------------     ------------     -----------      ---------     -------------
   Net investment income (loss) ..........         2,481,723       (4,045,528)       (266,119)           689         4,119,487
                                              --------------     ------------     -----------      ---------     -------------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions
        (net of foreign taxes) ...........       708,883,512      138,886,317      (5,893,804)        10,337       157,622,140
     Futures and options .................        (8,707,653)      (1,364,141)         52,583             --                --
     Swap contracts ......................                --               --              --             --                --
     Foreign currency related transactions                --               --         (42,619)       (85,355)       (9,835,052)
                                              --------------     ------------     -----------      ---------     -------------
                                                 700,175,859      137,522,176      (5,883,840)       (75,018)      147,787,088
                                              --------------     ------------     -----------      ---------     -------------
Change in unrealized appreciation
   (depreciation) from:
     Investments (net of foreign taxes) ..       368,162,225      103,143,587      20,045,544       (193,716)     (145,387,649)
     Futures and options .................        (6,137,706)      (1,352,088)             --             --                --
     Swap contracts ......................                --               --              --             --                --
     Foreign currency related transactions                --               --         (11,724)        (1,560)         (157,407)
                                              --------------     ------------     -----------      ---------     -------------
                                                 362,024,519      101,791,499      20,033,820       (195,276)     (145,545,056)
                                              --------------     ------------     -----------      ---------     -------------
   Net gain (loss) on investments and
     foreign currency transactions .......     1,062,200,378      239,313,675      14,149,980       (270,294)        2,242,032
                                              --------------     ------------     -----------      ---------     -------------
   Net increase (decrease) in assets
     resulting from operations ...........    $1,064,682,101     $235,268,147     $13,883,861      $(269,605)    $   6,361,519
                                              ==============     ============     ===========      =========     =============

                                              INTERNATIONAL
                                                 SMALL CAP     ASIA PACIFIC
                                                  EQUITY          EQUITY
FOR THE YEAR ENDED SEPTEMBER 30, 2000            PORTFOLIO      PORTFOLIO 2
                                              -------------    ------------
Investment income:
   Interest ..............................     $  2,951,333     $   3,641
   Dividends .............................          769,810        14,187
   Net investment income from master .....               --            --
   Foreign taxes withheld ................          (45,754)       (1,319)
                                               ------------     ---------
        Total investment income ..........        3,675,389        16,509
                                               ------------     ---------
Expenses:
   Investment advisory fee ...............        1,684,480         7,200
   Administration fee ....................          387,430         1,840
   Custodian fee .........................           89,687         2,752
   Transfer agent fee ....................          128,044           266
   Shareholder servicing fees ............          250,920            19
   Shareholder processing fees ...........          150,723            12
   Distribution fees .....................          531,455             9
   Legal and audit .......................           14,126        13,763
   Printing ..............................           28,694        38,002
   Registration fees and expenses ........          114,070         8,318
   Trustees' fees and officers' salary ...              337            --
   Other .................................           22,103         1,116
                                               ------------     ---------
                                                  3,402,069        73,297
   Fees waived ...........................         (162,452)       (9,040)
   Expenses reimbursed by advisor ........               --       (52,613)
   Recapture of advisory fees previously
     waived ..............................               --            --
                                               ------------     ---------
        Total operating expenses .........        3,239,617        11,644
                                               ------------     ---------
   Interest expense ......................               --            --
                                               ------------     ---------
        Total expenses ...................        3,239,617        11,644
                                               ------------     ---------
   Net investment income (loss) ..........          435,772         4,865
                                               ------------     ---------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions
        (net of foreign taxes) ...........      (25,118,477)       41,273
     Futures and options .................          435,174            --
     Swap contracts ......................               --            --
     Foreign currency related transactions         (553,407)       (7,333)
                                               ------------     ---------
                                                (25,236,710)       33,940
                                               ------------     ---------
Change in unrealized appreciation
   (depreciation) from:
     Investments (net of foreign taxes) ..       15,836,904      (272,996)
     Futures and options .................               --            --
     Swap contracts ......................               --            --
     Foreign currency related transactions          (22,038)          296
                                               ------------     ---------
                                                 15,814,866      (272,700)
                                               ------------     ---------
   Net gain (loss) on investments and
     foreign currency transactions .......       (9,421,844)     (238,760)
                                               ------------     ---------
   Net increase (decrease) in assets
     resulting from operations ...........     $ (8,986,072)    $(233,895)
                                               ============     =========

--------------
1 For the period 5/15/00 through 9/30/00.
2 For the period 6/23/00 through 9/30/00.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

64 & 65

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS

                                             INTERNATIONAL
                                               EMERGING          SELECT            INDEX
                                                MARKETS          EQUITY            EQUITY          BALANCED
FOR THE YEAR ENDED SEPTEMBER 30, 2000          PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                             -------------    -------------     ------------     ------------
Investment income:
   Interest ..............................    $   673,162     $   4,177,101     $         --     $ 23,286,137
   Dividends .............................      3,036,685        17,930,341               --        5,188,779
   Net investment income from master .....             --                --       21,437,335               --
   Foreign taxes withheld ................       (166,710)               --               --               --
                                              -----------     -------------     ------------     ------------
        Total investment income ..........      3,543,137        22,107,442       21,437,335       28,474,916
                                              -----------     -------------     ------------     ------------
Expenses:
   Investment advisory fee ...............      1,412,346        10,280,894               --        4,963,103
   Administration fee ....................        259,872         4,017,644        4,293,848        1,995,004
   Custodian fee .........................        103,642           237,552               --          162,717
   Transfer agent fee ....................         41,156           709,084        1,042,901          437,745
   Shareholder servicing fees ............         40,020           772,384        2,945,329          999,823
   Shareholder processing fees ...........         35,964           606,195        2,004,761          732,225
   Distribution fees .....................         11,084           674,468        6,371,585          876,476
   Legal and audit .......................          3,718            98,484           91,489           41,927
   Printing ..............................          4,486           229,311          236,280          111,929
   Registration fees and expenses ........         40,404            47,387           89,899           46,829
   Trustees' fees and officers' salary ...          1,340            30,762           24,255           13,989
   Other .................................         11,909            16,931          201,909           21,362
                                              -----------     -------------     ------------     ------------
                                                1,965,941        17,721,096       17,302,256       10,403,129
   Fees waived ...........................             --                --       (1,357,833)              --
   Expenses reimbursed by advisor ........             --                --               --               --
   Recapture of advisory fees previously
     waived ..............................             --                --               --               --
                                              -----------     -------------     ------------     ------------
        Total operating expenses .........      1,965,941        17,721,096       15,944,423       10,403,129
                                              -----------     -------------     ------------     ------------
   Interest expense ......................             --                --               --           45,707
                                              -----------     -------------     ------------     ------------
        Total expenses ...................      1,965,941        17,721,096       15,944,423       10,448,836
                                              -----------     -------------     ------------     ------------
   Net investment income (loss) ..........      1,577,196         4,386,346        5,492,912       18,026,080
                                              -----------     -------------     ------------     ------------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions
        (net of foreign taxes) ...........        110,919       289,783,506      (16,510,859)     129,864,541
     Futures and options .................             --          (235,940)        (287,857)        (690,981)
     Swap contracts ......................             --                --               --          400,923
     Foreign currency related transactions       (450,794)               --               --               --
                                              -----------     -------------     ------------     ------------
                                                 (339,875)      289,547,566      (16,798,716)     129,574,483
                                              -----------     -------------     ------------     ------------
Change in unrealized appreciation
   (depreciation) from:
     Investments (net of foreign taxes) ..     (5,401,452)     (144,754,164)     214,392,595      (77,983,759)
     Futures and options .................         (5,387)          239,520          (25,974)        (659,864)
     Swap contracts ......................             --                --               --            7,170
     Foreign currency related transactions         (5,623)               --               --               --
                                              -----------     -------------     ------------     ------------
                                               (5,412,462)     (144,514,644)     214,366,621      (78,636,453)
                                              -----------     -------------     ------------     ------------
   Net gain (loss) on investments and
     foreign currency transactions .......     (5,752,337)      145,032,922      197,567,905       50,938,030
                                              -----------     -------------     ------------     ------------
   Net increase (decrease) in assets
     resulting from operations ...........    $(4,175,141)    $ 149,419,268     $203,060,817     $ 68,964,110
                                              ===========     =============     ============     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   LARGE CAP
                                                                             VALUE EQUITY PORTFOLIO
                                                                     ---------------------------------
                                                                        FOR THE           FOR THE
                                                                       YEAR ENDED        YEAR ENDED
                                                                         9/30/00           9/30/99
                                                                     --------------     --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ................................    $   23,190,037     $   32,994,507
    Net realized gain (loss) on investments, futures, options and
      swap contracts and foreign currency related transactions ..       165,677,534        202,260,967

    Net unrealized gain on investments, futures, options and swap
      contracts and foreign currency related transactions .......       (50,111,212)       115,081,408
                                                                     --------------     --------------
    Net increase in net assets
      resulting from operations .................................       138,756,359        350,336,882
                                                                     --------------     --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .........................................       (19,977,816)       (27,949,868)
    Service Class ...............................................        (2,834,513)        (4,485,880)
    Investor A Class ............................................          (377,708)          (619,325)
    Investor B Class ............................................                --            (97,164)
    Investor C Class ............................................                --            (11,703)
                                                                     --------------     --------------
    Total distributions from net
      investment income .........................................       (23,190,037)       (33,163,940)
                                                                     --------------     --------------
  In excess of net investment income:
    Institutional Class .........................................                --                 --
    Service Class ...............................................                --                 --
    Investor A Class ............................................                --                 --
    Investor B Class ............................................                --                 --
    Investor C Class ............................................                --                 --
                                                                     --------------     --------------
    Total distributions in excess of
      investment income .........................................                --                 --
                                                                     --------------     --------------
  Net realized gains:
    Institutional Class .........................................      (169,157,475)      (117,018,687)
    Service Class ...............................................       (32,963,672)       (24,723,344)
    Investor A Class ............................................        (5,366,518)        (3,347,911)
    Investor B Class ............................................        (2,913,890)        (1,855,151)
    Investor C Class ............................................          (398,408)          (199,549)
                                                                     --------------     --------------
    Total distributions from net
      realized gains ............................................      (210,799,963)      (147,144,642)
                                                                     --------------     --------------
    Total distributions to shareholders .........................      (233,990,000)      (180,308,582)
                                                                     --------------     --------------
Capital share transactions ......................................       (32,815,202)       (98,883,013)
                                                                     --------------     --------------
    Total increase (decrease) in net assets .....................      (128,048,843)        71,145,287
Net assets:
    Beginning of period .........................................     2,383,386,687      2,312,241,400
                                                                     --------------     --------------
    End of period ...............................................    $2,255,337,844     $2,383,386,687
                                                                     ==============     ==============

                                                                                 LARGE CAP                     MID-CAP VALUE
                                                                           GROWTH EQUITY PORTFOLIO           EQUITY PORTFOLIO
                                                                     -------------------------------    ---------------------------
                                                                        FOR THE          FOR THE           FOR THE        FOR THE
                                                                       YEAR ENDED       YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                                        9/30/00          9/30/99           9/30/00        9/30/99
                                                                     --------------   --------------    ------------   ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ................................    $   (6,202,424)  $   (1,481,103)   $  1,601,876   $  2,276,757
    Net realized gain (loss) on investments, futures, options and
      swap contracts and foreign currency related transactions ..       248,391,412      226,547,465       2,268,392     11,134,454

    Net unrealized gain on investments, futures, options and swap
      contracts and foreign currency related transactions .......        88,549,616      176,599,307      30,709,344      3,268,247
                                                                     --------------   --------------    ------------   ------------
    Net increase in net assets
      resulting from operations .................................       330,738,604      401,665,669      34,579,612     16,679,458
                                                                     --------------   --------------    ------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .........................................                --               --      (1,460,198)    (2,054,526)
    Service Class ...............................................                --               --         (68,859)      (261,471)
    Investor A Class ............................................                --               --          (6,127)       (17,790)
    Investor B Class ............................................                --               --              --             --
    Investor C Class ............................................                --               --              --             --
                                                                     --------------   --------------    ------------   ------------
    Total distributions from net
      investment income .........................................                --               --      (1,535,184)    (2,333,787)
                                                                     --------------   --------------    ------------   ------------
  In excess of net investment income:
    Institutional Class .........................................                --               --              --             --
    Service Class ...............................................                --               --              --             --
    Investor A Class ............................................                --               --              --             --
    Investor B Class ............................................                --               --              --             --
    Investor C Class ............................................                --               --              --             --
                                                                     --------------   --------------    ------------   ------------
    Total distributions in excess of
      investment income .........................................                --               --              --             --
                                                                     --------------   --------------    ------------   ------------
  Net realized gains:
    Institutional Class .........................................      (178,397,407)     (81,668,812)     (5,199,066)       (68,128)
    Service Class ...............................................       (39,623,225)     (17,012,084)       (935,576)       (13,604)
    Investor A Class ............................................        (9,805,037)      (3,299,277)        (92,857)        (1,535)
    Investor B Class ............................................        (6,332,739)      (1,388,742)       (111,753)            --
    Investor C Class ............................................          (719,281)         (97,721)         (9,222)            --
                                                                     --------------   --------------    ------------   ------------
    Total distributions from net
      realized gains ............................................      (234,877,689)    (103,466,636)     (6,348,474)       (83,267)
                                                                     --------------   --------------    ------------   ------------
    Total distributions to shareholders .........................      (234,877,689)    (103,466,636)     (7,883,658)    (2,417,054)
                                                                     --------------   --------------    ------------   ------------
Capital share transactions ......................................       155,296,737        8,769,527     (66,679,233)    25,245,325
                                                                     --------------   --------------    ------------   ------------
    Total increase (decrease) in net assets .....................       251,157,652      306,968,560     (39,983,279)    39,507,729
Net assets:
    Beginning of period .........................................     1,466,693,018    1,159,724,458     284,637,604    245,129,875
                                                                     --------------   --------------    ------------   ------------
    End of period ...............................................    $1,717,850,670   $1,466,693,018    $244,654,325   $284,637,604
                                                                     ==============   ==============    ============   ============

                                                                             MID-CAP GROWTH                     SMALL CAP
                                                                            EQUITY PORTFOLIO              VALUE EQUITY PORTFOLIO
                                                                     -----------------------------    -----------------------------
                                                                        FOR THE         FOR THE         FOR THE          FOR THE
                                                                      YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                        9/30/00         9/30/99          9/30/00         9/30/99
                                                                     -------------    ------------    -------------    ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ................................    $  (4,418,231)   $ (1,926,092)   $   4,083,229    $  5,348,948
    Net realized gain (loss) on investments, futures, options and
      swap contracts and foreign currency related transactions ..      275,207,778     143,396,487       35,925,113     (13,820,872)

    Net unrealized gain on investments, futures, options and swap
      contracts and foreign currency related transactions .......      117,370,338      40,710,313       48,886,278      44,952,759
                                                                     -------------    ------------    -------------    ------------
    Net increase in net assets
      resulting from operations .................................      388,159,885     182,180,708       88,894,620      36,480,835
                                                                     -------------    ------------    -------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .........................................               --              --       (3,807,793)     (4,766,070)
    Service Class ...............................................               --              --         (269,094)       (466,508)
    Investor A Class ............................................               --              --          (75,362)       (159,758)
    Investor B Class ............................................               --              --               --              --
    Investor C Class ............................................               --              --               --              --
                                                                     -------------    ------------    -------------    ------------
    Total distributions from net
      investment income .........................................               --              --       (4,152,249)     (5,392,336)
                                                                     -------------    ------------    -------------    ------------
  In excess of net investment income:
    Institutional Class .........................................               --              --               --      (5,550,816)
    Service Class ...............................................               --              --               --        (788,475)
    Investor A Class ............................................               --              --               --        (409,719)
    Investor B Class ............................................               --              --               --        (215,256)
    Investor C Class ............................................               --              --               --         (56,446)
                                                                     -------------    ------------    -------------    ------------
    Total distributions in excess of
      investment income .........................................               --              --               --      (7,020,712)
                                                                     -------------    ------------    -------------    ------------
  Net realized gains:
    Institutional Class .........................................     (122,951,166)             --               --     (23,842,650)
    Service Class ...............................................      (15,210,662)             --               --      (3,473,838)
    Investor A Class ............................................       (4,714,030)             --               --      (1,664,439)
    Investor B Class ............................................       (5,088,269)             --               --        (939,611)
    Investor C Class ............................................         (860,258)             --               --        (241,116)
                                                                     -------------    ------------    -------------    ------------
    Total distributions from net
      realized gains ............................................     (148,824,385)             --               --     (30,161,654)
                                                                     -------------    ------------    -------------    ------------
    Total distributions to shareholders .........................     (148,824,385)             --       (4,152,249)    (42,574,702)
                                                                     -------------    ------------    -------------    ------------
Capital share transactions ......................................      310,612,569      (4,288,892)    (166,836,987)    (13,546,437)
                                                                     -------------    ------------    -------------    ------------
    Total increase (decrease) in net assets .....................      549,948,069     177,891,816      (82,094,616)    (19,640,304)
Net assets:
    Beginning of period .........................................      435,804,113     257,912,297      646,121,137     665,761,441
                                                                     -------------    ------------    -------------    ------------
    End of period ...............................................    $ 985,752,182    $435,804,113    $ 564,026,521    $646,121,137
                                                                     =============    ============    =============    ============

                                                                                  SMALL CAP
                                                                           GROWTH EQUITY PORTFOLIO
                                                                     ---------------------------------
                                                                        FOR THE            FOR THE
                                                                       YEAR ENDED         YEAR ENDED
                                                                        9/30/00            9/30/99
                                                                     --------------     --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ................................    $    2,481,723     $   (5,312,244)
    Net realized gain (loss) on investments, futures, options and
      swap contracts and foreign currency related transactions ..       700,175,859        248,821,242
    Net unrealized gain on investments, futures, options and swap
      contracts and foreign currency related transactions .......       362,024,519        314,952,215
                                                                     --------------     --------------
    Net increase in net assets
      resulting from operations .................................     1,064,682,101        558,461,213
                                                                     --------------     --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .........................................                --                 --
    Service Class ...............................................                --                 --
    Investor A Class ............................................                --                 --
    Investor B Class ............................................                --                 --
    Investor C Class ............................................                --                 --
                                                                     --------------     --------------
    Total distributions from net
      investment income .........................................                --                 --
                                                                     --------------     --------------
  In excess of net investment income:
    Institutional Class .........................................                --                 --
    Service Class ...............................................                --                 --
    Investor A Class ............................................                --                 --
    Investor B Class ............................................                --                 --
    Investor C Class ............................................                --                 --
                                                                     --------------     --------------
    Total distributions in excess of
      investment income .........................................                --                 --
                                                                     --------------     --------------
  Net realized gains:
    Institutional Class .........................................      (232,912,309)                --
    Service Class ...............................................       (28,112,258)                --
    Investor A Class ............................................       (13,077,405)                --
    Investor B Class ............................................        (7,588,685)                --
    Investor C Class ............................................        (2,292,429)                --
                                                                     --------------     --------------
    Total distributions from net
      realized gains ............................................      (283,983,086)                --
                                                                     --------------     --------------
    Total distributions to shareholders .........................      (283,983,086)                --
                                                                     --------------     --------------
Capital share transactions ......................................       317,806,980        (86,789,729)
                                                                     --------------     --------------
    Total increase (decrease) in net assets .....................     1,098,505,995        471,671,484
Net assets:
    Beginning of period .........................................     1,734,151,755      1,262,480,271
                                                                     --------------     --------------
    End of period ...............................................    $2,832,657,750     $1,734,151,755
                                                                     ==============     ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

68 & 69

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                       GLOBAL SCIENCE
                                                                               MICRO-CAP                & TECHNOLOGY
                                                                           EQUITY PORTFOLIO               PORTFOLIO
                                                                    -----------------------------     ----------------
                                                                       FOR THE         FOR THE            FOR THE
                                                                     YEAR ENDED       YEAR ENDED      PERIOD 5/15/00 1
                                                                       9/30/00          9/30/99       THROUGH 9/30/00
                                                                    ------------     ------------     ----------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ...............................    $ (4,045,528)    $   (787,233)      $   (266,119)
    Net realized gain (loss) on investments, futures and swaps
      contracts and foreign currency related transactions ......     137,522,176       22,743,781         (5,883,840)
    Net unrealized gain (loss) on investments, futures and swaps
      contracts and foreign currency related transactions ......     101,791,499       26,483,211         20,033,820
                                                                    ------------     ------------       ------------
    Net increase (decrease) in net assets
      resulting from operations ................................     235,268,147       48,439,759         13,883,861
                                                                    ------------     ------------       ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ........................................              --               --                 --
    Service Class ..............................................              --               --                 --
    Investor A Class ...........................................              --               --                 --
    Investor B Class ...........................................              --               --                 --
    Investor C Class ...........................................              --               --                 --
                                                                    ------------     ------------       ------------
    Total distributions from net
      investment income ........................................              --               --                 --
                                                                    ------------     ------------       ------------
  Net realized gains:
    Institutional Class ........................................      (4,114,493)              --                 --
    Service Class ..............................................        (137,999)              --                 --
    Investor A Class ...........................................      (7,241,743)              --                 --
    Investor B Class ...........................................      (9,060,052)              --                 --
    Investor C Class ...........................................      (4,348,993)              --                 --
                                                                    ------------     ------------       ------------
    Total distributions from net
      realized gains ...........................................     (24,903,280)              --                 --
                                                                    ------------     ------------       ------------
    Total distributions to shareholders ........................     (24,903,280)              --                 --
                                                                    ------------     ------------       ------------
Capital share transactions .....................................     249,857,258       81,414,490        122,140,892
                                                                    ------------     ------------       ------------
    Total increase in net assets ...............................     460,222,125      129,854,249        136,024,753
Net assets:
    Beginning of period ........................................     147,693,790       17,839,541                 --
                                                                    ------------     ------------       ------------
    End of period ..............................................    $607,915,915     $147,693,790       $136,024,753
                                                                    ============     ============       ============


                                                                        EUROPEAN                   INTERNATIONAL
                                                                    EQUITY PORTFOLIO             EQUITY PORTFOLIO
                                                                    ----------------    -------------------------------
                                                                        FOR THE            FOR THE          FOR THE
                                                                    PERIOD 6/23/00 1      YEAR ENDED       YEAR ENDED
                                                                    THROUGH 9/30/00        9/30/00          9/30/99
                                                                    ----------------    --------------   --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ...............................       $      689       $    4,119,487   $    6,433,854
    Net realized gain (loss) on investments, futures and swaps
      contracts and foreign currency related transactions ......          (75,018)         147,787,088      174,618,396
    Net unrealized gain (loss) on investments, futures and swaps
      contracts and foreign currency related transactions ......         (195,276)        (145,545,056)     148,493,560
                                                                       ----------       --------------   --------------
    Net increase (decrease) in net assets
      resulting from operations ................................         (269,605)           6,361,519      329,545,810
                                                                       ----------       --------------   --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ........................................               --           (4,053,127)     (10,909,069)
    Service Class ..............................................               --              (66,360)              --
    Investor A Class ...........................................               --                   --               --
    Investor B Class ...........................................               --                   --               --
    Investor C Class ...........................................               --                   --               --
                                                                       ----------       --------------   --------------
    Total distributions from net
      investment income ........................................               --           (4,119,487)     (10,909,069)
                                                                       ----------       --------------   --------------
  Net realized gains:
    Institutional Class ........................................               --         (149,014,912)     (59,510,158)
    Service Class ..............................................               --          (16,138,787)      (9,113,453)
    Investor A Class ...........................................               --           (3,606,135)      (2,302,606)
    Investor B Class ...........................................               --           (1,050,119)        (380,158)
    Investor C Class ...........................................               --             (111,943)         (17,491)
                                                                       ----------       --------------   --------------
    Total distributions from net
      realized gains ...........................................               --         (169,921,896)     (71,323,866)
                                                                       ----------       --------------   --------------
    Total distributions to shareholders ........................               --         (174,041,383)     (82,232,935)
                                                                       ----------       --------------   --------------
Capital share transactions .....................................        6,071,728          174,112,669     (159,375,511)
                                                                       ----------       --------------   --------------
    Total increase in net assets ...............................        5,802,123            6,432,805       87,937,364
Net assets:
    Beginning of period ........................................               --        1,277,034,923    1,189,097,559
                                                                       ----------       --------------   --------------
    End of period ..............................................       $5,802,123       $1,283,467,728   $1,277,034,923
                                                                       ==========       ==============   ==============

                                                                             INTERNATIONAL
                                                                               SMALL CAP
                                                                           EQUITY PORTFOLIO
                                                                    ----------------------------
                                                                       FOR THE        FOR THE
                                                                      YEAR ENDED     YEAR ENDED
                                                                       9/30/00        9/30/99
                                                                    ------------    -----------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ...............................    $    435,772    $    13,291
    Net realized gain (loss) on investments, futures and swaps
      contracts and foreign currency related transactions ......     (25,236,710)     1,969,658
    Net unrealized gain (loss) on investments, futures and swaps
      contracts and foreign currency related transactions ......      15,814,866      7,427,271
                                                                    ------------    -----------
    Net increase (decrease) in net assets
      resulting from operations ................................      (8,986,072)     9,410,220
                                                                    ------------    -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ........................................              --        (13,291)
    Service Class ..............................................              --             --
    Investor A Class ...........................................              --             --
    Investor B Class ...........................................              --             --
    Investor C Class ...........................................              --             --
                                                                    ------------    -----------
    Total distributions from net
      investment income ........................................              --        (13,291)
                                                                    ------------    -----------
  Net realized gains:
    Institutional Class ........................................      (2,631,826)    (1,891,011)
    Service Class ..............................................          (1,058)          (455)
    Investor A Class ...........................................        (142,203)       (82,313)
    Investor B Class ...........................................        (273,679)      (177,547)
    Investor C Class ...........................................         (65,043)       (35,491)
                                                                    ------------    -----------
    Total distributions from net
      realized gains ...........................................      (3,113,809)    (2,186,817)
                                                                    ------------    -----------
    Total distributions to shareholders ........................      (3,113,809)    (2,200,108)
                                                                    ------------    -----------
Capital share transactions .....................................     209,555,255      1,690,699
                                                                    ------------    -----------
    Total increase in net assets ...............................     197,455,374      8,900,811
Net assets:
    Beginning of period ........................................      28,134,415     19,233,604
                                                                    ------------    -----------
    End of period ..............................................    $225,589,789    $28,134,415
                                                                    ============    ===========

--------------
1 Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

70 & 71

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                              INTERNATIONAL
                                                                   ASIA PACIFIC             EMERGING MARKETS
                                                                 EQUITY PORTFOLIO               PORTFOLIO
                                                                 ----------------     -----------------------------
                                                                     FOR THE            FOR THE          FOR THE
                                                                 PERIOD 6/23/00 1      YEAR ENDED       YEAR ENDED
                                                                  THROUGH 9/30/00        9/30/00          9/30/99
                                                                 ----------------     ------------     ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ...................................       $    4,865        $  1,577,196     $    648,798
    Net realized gain (loss) on investments, futures, swaps
      contracts and foreign currency related transactions ...           33,940            (339,875)     (36,549,412)
    Net unrealized gain (loss) on investments, futures, swaps
      contracts and foreign currency related transactions ...         (272,700)         (5,412,462)      60,969,968
                                                                    ----------        ------------     ------------
    Net increase (decrease) in net assets
      resulting from operations .............................         (233,895)         (4,175,141)      25,069,354
                                                                    ----------        ------------     ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .....................................               --            (688,449)        (560,013)
    Service Class ...........................................               --             (98,410)              --
    Investor A Class ........................................               --             (11,248)              --
    Investor B Class ........................................               --                  --               --
    Investor C Class ........................................               --                  --               --
                                                                    ----------        ------------     ------------
    Total distributions from net
      investment income .....................................               --            (798,107)        (560,013)
                                                                    ----------        ------------     ------------

  Net realized gains:
    Institutional Class .....................................               --                  --               --
    Service Class ...........................................               --                  --               --
    Investor A Class ........................................               --                  --               --
    Investor B Class ........................................               --                  --               --
    Investor C Class ........................................               --                  --               --
                                                                    ----------        ------------     ------------
    Total distributions from net
      realized gains ........................................               --                  --               --
                                                                    ----------        ------------     ------------
    Total distributions to shareholders .....................               --            (798,107)        (560,013)
                                                                    ----------        ------------     ------------
Capital share transactions ..................................        3,090,373          50,426,425      (33,182,710)
                                                                    ----------        ------------     ------------
    Total increase (decrease) in net assets .................        2,856,478          45,453,177       (8,673,369)
Net assets:
    Beginning of period .....................................               --          84,134,992       92,808,361
                                                                    ----------        ------------     ------------
    End of period ...........................................       $2,856,478        $129,588,169     $ 84,134,992
                                                                    ==========        ============     ============


                                                                              SELECT                             INDEX
                                                                         EQUITY PORTFOLIO                   EQUITY PORTFOLIO
                                                                 -------------------------------    -------------------------------
                                                                    FOR THE          FOR THE           FOR THE          FOR THE
                                                                   YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                                     9/30/00          9/30/99           9/30/00          9/30/99
                                                                 --------------   --------------    --------------   --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ...................................    $    4,386,346   $   10,694,182    $    5,492,912   $    7,804,775
    Net realized gain (loss) on investments, futures, swaps
      contracts and foreign currency related transactions ...       289,547,566      127,165,354       (16,798,716)       6,155,261
    Net unrealized gain (loss) on investments, futures, swaps
      contracts and foreign currency related transactions ...      (144,514,644)     275,371,497       214,366,621      214,942,881
                                                                 --------------   --------------    --------------   --------------
    Net increase (decrease) in net assets
      resulting from operations .............................       149,419,268      413,231,033       203,060,817      228,902,917
                                                                 --------------   --------------    --------------   --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .....................................        (3,716,895)      (9,609,377)       (3,875,739)      (5,357,464)
    Service Class ...........................................          (176,855)        (789,343)       (1,423,997)      (2,673,613)
    Investor A Class ........................................           (27,557)        (143,655)         (193,176)        (450,611)
    Investor B Class ........................................            (1,718)              --                --         (434,679)
    Investor C Class ........................................                --              (16)               --         (503,968)
                                                                 --------------   --------------    --------------   --------------
    Total distributions from net
      investment income .....................................        (3,923,025)     (10,542,391)       (5,492,912)      (9,420,335)
                                                                 --------------   --------------    --------------   --------------

  Net realized gains:
    Institutional Class .....................................      (113,408,461)     (45,528,653)       (3,286,149)      (1,069,132)
    Service Class ...........................................       (17,493,906)      (7,197,856)       (2,274,567)        (695,184)
    Investor A Class ........................................        (5,194,117)      (1,341,737)         (520,889)        (124,525)
    Investor B Class ........................................        (5,362,895)      (1,483,560)       (1,658,679)        (342,483)
    Investor C Class ........................................          (583,076)         (90,763)       (2,233,965)        (288,901)
                                                                 --------------   --------------    --------------   --------------
    Total distributions from net
      realized gains ........................................      (142,042,455)     (55,642,569)       (9,974,249)      (2,520,225)
                                                                 --------------   --------------    --------------   --------------
    Total distributions to shareholders .....................      (145,965,480)     (66,184,960)      (15,467,161)     (11,940,560)
                                                                 --------------   --------------    --------------   --------------
Capital share transactions ..................................        58,519,520     (108,226,907)      201,939,890      602,207,362
                                                                 --------------   --------------    --------------   --------------
    Total increase (decrease) in net assets .................        61,973,308      238,819,166       389,533,546      819,169,719
Net assets:
    Beginning of period .....................................     1,806,385,217    1,567,566,051     1,640,519,725      821,350,006
                                                                 --------------   --------------    --------------   --------------
    End of period ...........................................    $1,868,358,525   $1,806,385,217    $2,030,053,271   $1,640,519,725
                                                                 ==============   ==============    ==============   ==============

                                                                        BALANCED PORTFOLIO
                                                                 -----------------------------
                                                                    FOR THE         FOR THE
                                                                   YEAR ENDED      YEAR ENDED
                                                                     9/30/00         9/30/99
                                                                 ------------     ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ...................................    $ 18,026,080     $ 18,360,854
    Net realized gain (loss) on investments, futures, swaps
      contracts and foreign currency related transactions ...     129,574,483       29,035,109
    Net unrealized gain (loss) on investments, futures, swaps
      contracts and foreign currency related transactions ...     (78,636,453)      52,900,722
                                                                 ------------     ------------
    Net increase (decrease) in net assets
      resulting from operations .............................      68,964,110      100,296,685
                                                                 ------------     ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .....................................      (9,422,153)     (10,175,942)
    Service Class ...........................................      (4,307,481)      (4,579,500)
    Investor A Class ........................................      (2,800,066)      (2,465,272)
    Investor B Class ........................................      (1,151,782)        (992,067)
    Investor C Class ........................................        (128,889)         (77,184)
                                                                 ------------     ------------
    Total distributions from net
      investment income .....................................     (17,810,371)     (18,289,965)
                                                                 ------------     ------------

  Net realized gains:
    Institutional Class .....................................     (14,397,284)     (15,889,194)
    Service Class ...........................................      (7,785,003)      (7,702,682)
    Investor A Class ........................................      (5,083,725)      (4,050,743)
    Investor B Class ........................................      (3,457,051)      (2,064,754)
    Investor C Class ........................................        (373,335)         (38,248)
                                                                 ------------     ------------
    Total distributions from net
      realized gains ........................................     (31,096,398)     (29,745,621)
                                                                 ------------     ------------
    Total distributions to shareholders .....................     (48,906,769)     (48,035,586)
                                                                 ------------     ------------
Capital share transactions ..................................     (44,798,035)     124,741,835
                                                                 ------------     ------------
    Total increase (decrease) in net assets .................     (24,740,694)     177,002,934
Net assets:
    Beginning of period .....................................     872,256,269      695,253,335
                                                                 ------------     ------------
    End of period ...........................................    $847,515,575     $872,256,269
                                                                 ============     ============

--------------
1 Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

72 & 73

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                        NET                           NET GAIN                                          NET
                                       ASSET                         (LOSS) ON     DISTRIBUTIONS    DISTRIBUTIONS      ASSET
                                       VALUE             NET         INVESTMENTS      FROM NET        FROM NET         VALUE
                                     BEGINNING       INVESTMENT    (BOTH REALIZED    INVESTMENT       REALIZED         END OF
                                     OF PERIOD      INCOME (LOSS   AND UNREALIZED)     INCOME           GAINS          PERIOD
-----------------------------------------------------------------------------------------------------------------------------
----------------------
LARGE CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/00                                $15.75          $ 0.16          $ 0.79          $(0.16)         $(1.41)         $15.13
9/30/99                                 14.69            0.22            2.01           (0.22)          (0.95)          15.75
9/30/98                                 17.53            0.22           (0.58)          (0.23)          (2.25)          14.69
9/30/97                                 15.35            0.31            4.69           (0.30)          (2.52)          17.53
9/30/96                                 13.92            0.35            2.41           (0.36)          (0.97)          15.35

SERVICE CLASS
9/30/00                                $15.75          $ 0.11          $ 0.79          $(0.11)         $(1.41)         $15.13
9/30/99                                 14.69            0.16            2.02           (0.17)          (0.95)          15.75
9/30/98                                 17.52            0.21           (0.61)          (0.18)          (2.25)          14.69
9/30/97                                 15.35            0.24            4.70           (0.25)          (2.52)          17.52
9/30/96                                 13.92            0.32            2.40           (0.32)          (0.97)          15.35

INVESTOR A CLASS
9/30/00                                $15.74          $ 0.10          $ 0.77          $(0.09)         $(1.41)         $15.11
9/30/99                                 14.68            0.16            2.01           (0.16)          (0.95)          15.74
9/30/98                                 17.52            0.17           (0.60)          (0.16)          (2.25)          14.68
9/30/97                                 15.35            0.23            4.69           (0.23)          (2.52)          17.52
9/30/96                                 13.92            0.28            2.41           (0.29)          (0.97)          15.35

INVESTOR B CLASS
9/30/00                                $15.61          $(0.01)         $ 0.77          $   --          $(1.40)         $14.97
9/30/99                                 14.59            0.02            1.99           (0.04)          (0.95)          15.61
9/30/98                                 17.44            0.05           (0.61)          (0.04)          (2.25)          14.59
9/30/97                                 15.32            0.14            4.64           (0.14)          (2.52)          17.44
1/18/96 1 through 9/30/96               13.56            0.13            1.80           (0.17)             --           15.32

INVESTOR C CLASS
9/30/00                                $15.61          $ 0.01          $ 0.75          $   --          $(1.40)         $14.97
9/30/99                                 14.59            0.03            1.98           (0.04)          (0.95)          15.61
9/30/98                                 17.44            0.06           (0.62)          (0.04)          (2.25)          14.59
9/30/97                                 15.32            0.15            4.63           (0.14)          (2.52)          17.44
8/16/96 1 through 9/30/96               14.91            0.02            0.45           (0.06)             --           15.32

-----------------------
LARGE CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/00                                $22.57          $(0.06)         $ 4.83          $   --          $(3.62)         $23.72
9/30/99                                 18.14              --            6.06              --           (1.63)          22.57
9/30/98                                 18.92            0.03            1.85           (0.02)          (2.64)          18.14
9/30/97                                 14.96            0.09            4.72           (0.11)          (0.74)          18.92
9/30/96                                 13.03            0.08            2.29           (0.06)          (0.38)          14.96

SERVICE CLASS
9/30/00                                $22.47          $(0.13)         $ 4.80          $   --          $(3.62)         $23.52
9/30/99                                 18.11           (0.07)           6.06              --           (1.63)          22.47
9/30/98                                 18.93           (0.03)           1.85              --           (2.64)          18.11
9/30/97                                 14.95            0.04            4.72           (0.04)          (0.74)          18.93
9/30/96                                 13.02            0.05            2.28           (0.02)          (0.38)          14.95

INVESTOR A CLASS
9/30/00                                $22.37          $(0.16)         $ 4.77          $   --          $(3.62)         $23.36
9/30/99                                 18.06           (0.09)           6.03              --           (1.63)          22.37
9/30/98                                 18.91           (0.05)           1.84              --           (2.64)          18.06
9/30/97                                 14.94            0.01            4.72           (0.02)          (0.74)          18.91
9/30/96                                 13.01            0.02            2.29              --           (0.38)          14.94

INVESTOR B CLASS
9/30/00                                $21.68          $(0.28)         $ 4.56          $   --          $(3.62)         $22.34
9/30/99                                 17.68           (0.20)           5.83              --           (1.63)          21.68
9/30/98                                 18.69           (0.15)           1.78              --           (2.64)          17.68
9/30/97                                 14.86           (0.07)           4.64              --           (0.74)          18.69
1/24/96 1 through 9/30/96               13.08           (0.02)           1.80              --              --           14.86





                                                         NET                        RATIO OF EXPENSES
                                                        ASSETS         RATIO OF         TO AVERAGE      RATIO OF NET
                                                        END OF         EXPENSES TO      NET ASSETS    INVESTMENT INCOME
                                          TOTAL         PERIOD         AVERAGE NET      (EXCLUDING     TO AVERAGE NET
                                         RETURN         (000)            ASSETS          WAIVERS)          ASSETS
-------------------------------------------------------------------------------------------------------------------------
----------------------
LARGE CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/00                                    6.24%      $1,821,839          0.78%            0.78%            1.11%
9/30/99                                   15.38        1,909,445          0.78             0.78             1.37
9/30/98                                   (2.27)       1,841,171          0.83             0.84             1.45
9/30/97                                   37.66          743,405          0.78             0.85             1.94
9/30/96                                   21.01          731,024          0.75             0.84             2.40

SERVICE CLASS
9/30/00                                    5.91%      $  337,993          1.08%            1.08%            0.82%
9/30/99                                   15.03          374,907          1.08             1.08             1.07
9/30/98                                   (2.50)         387,323          1.13             1.14             1.14
9/30/97                                   37.22          595,189          1.09             1.16             1.62
9/30/96                                   20.68          457,283          1.05             1.14             2.13

INVESTOR A CLASS
9/30/00                                  5.71%3       $   56,689          1.23%            1.23%            0.66%
9/30/99                                 14.85 3           61,657          1.19             1.19             0.96
9/30/98                                 (2.63)3           51,151          1.27             1.28             0.99
9/30/97                                 37.01 3           47,131          1.26             1.33             1.44
9/30/96                                 20.52 3           26,190          1.22             1.31             1.93

INVESTOR B CLASS
9/30/00                                  4.93%4       $   31,208          2.00%            2.00%           (0.11)%
9/30/99                                 13.93 4           33,206          2.00             2.00             0.15
9/30/98                                 (3.45)4           29,450          2.06             2.07             0.20
9/30/97                                 36.40 4           19,773          2.00             2.07             0.64
1/18/96 1 through 9/30/96               14.26 4            3,152          1.92 2           2.00 2           1.34 2

INVESTOR C CLASS
9/30/00                                  4.93%4       $    7,608          2.00%            2.00%           (0.13)%
9/30/99                                 13.93 4            4,172          2.00             2.00             0.15
9/30/98                                 (3.45)4            3,146          2.04             2.05             0.22
9/30/97                                 35.99 4            1,428          2.01             2.08             0.61
8/16/96 1 through 9/30/96                3.16 4              205          1.80 2           1.88 2           1.29 2

-----------------------
LARGE CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/00                                   22.90%      $1,263,796          0.80%            0.80%           (0.24)%
9/30/99                                   35.46        1,115,368          0.81             0.81            (0.01)
9/30/98                                   11.76          922,896          0.86             0.86             0.18
9/30/97                                   33.69          482,851          0.79             0.86             0.54
9/30/96                                   18.67          481,171          0.75             0.86             0.63

SERVICE CLASS
9/30/00                                   22.50%      $  288,904          1.10%            1.10%           (0.54)%
9/30/99                                   35.10          248,901          1.11             1.11            (0.31)
9/30/98                                   11.33          187,738          1.16             1.16            (0.13)
9/30/97                                   33.38          262,409          1.10             1.17             0.24
9/30/96                                   18.34          191,023          1.05             1.17             0.31

INVESTOR A CLASS
9/30/00                                 22.31%3       $   87,375          1.25%            1.25%           (0.70)%
9/30/99                                 34.91 3           61,211          1.22             1.22            (0.42)
9/30/98                                 11.16 3           33,340          1.33             1.33            (0.30)
9/30/97                                 33.18 3           25,575          1.27             1.34             0.07
9/30/96                                 18.18 3           16,579          1.22             1.34             0.15

INVESTOR B CLASS
9/30/00                                 21.37%4       $   65,977          2.01%            2.01%           (1.46)%
9/30/99                                 33.83 4           37,032          2.03             2.03            (1.23)
9/30/98                                 10.33 4           14,713          2.07             2.07            (1.03)
9/30/97                                 32.18 4            7,919          2.01             2.08            (0.66)
1/24/96 1 through 9/30/96               13.61 4            2,364          1.93 2           2.05 2          (0.47)2

                                        RATIO OF NET
                                         INVESTMENT
                                          INCOME
                                        TO AVERAGE
                                        NET ASSETS         PORTFOLIO
                                         (EXCLUDING         TURNOVER
                                          WAIVERS)            RATE
---------------------------------------------------------------------
----------------------
LARGE CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/00                                     1.11%              121%
9/30/99                                     1.37                42
9/30/98                                     1.44                33
9/30/97                                     1.87                37
9/30/96                                     2.32                60

SERVICE CLASS
9/30/00                                     0.82%              121%
9/30/99                                     1.07                42
9/30/98                                     1.13                33
9/30/97                                     1.55                37
9/30/96                                     2.04                60

INVESTOR A CLASS
9/30/00                                     0.66%              121%
9/30/99                                     0.96                42
9/30/98                                     0.98                33
9/30/97                                     1.37                37
9/30/96                                     1.84                60

INVESTOR B CLASS
9/30/00                                    (0.11)%             121%
9/30/99                                     0.15                42
9/30/98                                     0.19                33
9/30/97                                     0.57                37
1/18/96 1 through 9/30/96                   1.25 2              60

INVESTOR C CLASS
9/30/00                                    (0.13)%             121%
9/30/99                                     0.15                42
9/30/98                                     0.21                33
9/30/97                                     0.54                37
8/16/96 1 through 9/30/96                   1.20 2              60

-----------------------
LARGE CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/00                                    (0.24)%             121%
9/30/99                                    (0.01)               60
9/30/98                                     0.18                54
9/30/97                                     0.47                81
9/30/96                                     0.51                58

SERVICE CLASS
9/30/00                                    (0.54)%             121%
9/30/99                                    (0.31)               60
9/30/98                                    (0.13)               54
9/30/97                                     0.17                81
9/30/96                                     0.20                58

INVESTOR A CLASS
9/30/00                                    (0.70)%             121%
9/30/99                                    (0.42)               60
9/30/98                                    (0.30)               54
9/30/97                                     0.02                81
9/30/96                                     0.04                58

INVESTOR B CLASS
9/30/00                                    (1.46)%             121%
9/30/99                                    (1.23)               60
9/30/98                                    (1.03)               54
9/30/97                                    (0.73)               81
1/24/96 1 through 9/30/96                  (0.58)2              58


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

74 & 75

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                     NET                       NET GAIN                                                  NET
                                    ASSET           NET        (LOSS) ON   DISTRIBUTIONS                DISTRIBUTIONS   ASSET
                                    VALUE       INVESTMENT     INVESTMENTS    FROM NET   DISTRIBUTIONS   FROM NET       VALUE
                                  BEGINNING       INCOME    (BOTH REALIZED   INVESTMENT      FROM        REALIZED      END OF
                                  OF PERIOD       (LOSS)    AND UNREALIZED)    INCOME       CAPITAL       GAINS        PERIOD
-----------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
9/30/00                             $21.68        $(0.25)       $ 4.50         $   --        $   --       $(3.62)      $22.31
9/30/99                              17.68         (0.18)         5.81             --            --        (1.63)       21.68
9/30/98                              18.69         (0.15)         1.78             --            --        (2.64)       17.68
1/24/97 1 through 9/30/97            15.23         (0.03)         3.49             --            --           --        18.69
--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/00                             $11.35        $ 0.08        $ 1.56         $(0.08)       $   --       $(0.25)      $12.66
9/30/99                              10.63          0.11          0.72          (0.11)           --           --        11.35
9/30/98                              12.80          0.10         (1.81)         (0.10)           --        (0.36)       10.63
12/27/96 1 through 9/30/97           10.00          0.10          2.80          (0.10)           --           --        12.80

SERVICE CLASS
9/30/00                             $11.34        $ 0.06        $ 1.54         $(0.03)       $   --       $(0.25)      $12.66
9/30/99                              10.62          0.07          0.73          (0.08)           --           --        11.34
9/30/98                              12.79          0.08         (1.82)         (0.07)           --        (0.36)       10.62
12/27/96 1 through 9/30/97           10.00          0.07          2.80          (0.08)           --           --        12.79

INVESTOR A CLASS
9/30/00                             $11.33        $ 0.02        $ 1.56         $(0.02)       $   --       $(0.25)      $12.64
9/30/99                              10.61          0.05          0.72          (0.05)           --           --        11.33
9/30/98                              12.77          0.05         (1.81)         (0.04)           --        (0.36)       10.61
12/27/96 1 through 9/30/97           10.00          0.07          2.78          (0.08)           --           --        12.77

INVESTOR B CLASS
9/30/00                             $11.26        $(0.07)       $ 1.55         $   --        $   --       $(0.25)      $12.49
9/30/99                              10.58         (0.04)         0.72             --            --           --        11.26
9/30/98                              12.78         (0.03)        (1.81)            --            --        (0.36)       10.58
12/27/96 1 through 9/30/97           10.00          0.03          2.79          (0.04)           --           --        12.78

INVESTOR C CLASS
9/30/00                             $11.26        $(0.06)       $ 1.54         $   --        $   --       $(0.25)      $12.49
9/30/99                              10.58         (0.03)         0.71             --            --           --        11.26
9/30/98                              12.78         (0.02)        (1.82)            --            --        (0.36)       10.58
12/27/96 1 through 9/30/97           10.00          0.02          2.80          (0.04)           --           --        12.78

----------------------
MID-CAP GROWTH EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/00                             $19.12        $(0.08)       $14.16         $   --        $   --       $(6.62)      $26.58
9/30/99                              11.12         (0.07)         8.07             --            --           --        19.12
9/30/98                              12.20         (0.02)        (0.96)            --         (0.01)       (0.09)       11.12
12/27/96 1 through 9/30/97           10.00         (0.01)         2.21             --            --           --        12.20

SERVICE CLASS
9/30/00                             $18.96        $(0.19)       $14.04         $   --        $   --       $(6.62)      $26.19
9/30/99                              11.06         (0.13)         8.03             --            --           --        18.96
9/30/98                              12.17         (0.09)        (0.92)            --         (0.01)       (0.09)       11.06
12/27/96 1 through 9/30/97           10.00         (0.03)         2.20             --            --           --        12.17

INVESTOR A CLASS
9/30/00                             $18.85        $(0.13)       $13.82         $   --        $   --       $(6.62)      $25.92
9/30/99                              11.02         (0.11)         7.94             --            --           --        18.85
9/30/98                              12.14         (0.07)        (0.95)            --         (0.01)       (0.09)       11.02
12/27/96 1 through 9/30/97           10.00         (0.03)         2.17             --            --           --        12.14

INVESTOR B CLASS
9/30/00                             $18.52        $(0.22)       $13.44         $   --        $   --       $(6.62)      $25.12
9/30/99                              10.90         (0.18)         7.80             --            --           --        18.52
9/30/98                              12.11         (0.14)        (0.97)            --         (0.01)       (0.09)       10.90
12/27/96 1 through 9/30/97           10.00         (0.05)         2.16             --            --           --        12.11

INVESTOR C CLASS
9/30/00                             $18.52        $(0.21)       $13.41         $   --        $   --       $(6.62)      $25.10
9/30/99                              10.90         (0.10)         7.72             --            --           --        18.52
9/30/98                              12.11         (0.14)        (0.97)            --         (0.01)       (0.09)       10.90
12/27/96 1 through 9/30/97           10.00         (0.07)         2.18             --            --           --        12.11





                                                      NET                          RATIO OF EXPENSES
                                                    ASSETS              RATIO OF      TO AVERAGE     RATIO OF NET
                                                    END OF             EXPENSES TO    NET ASSETS   INVESTMENT INCOME
                                      TOTAL         PERIOD             AVERAGE NET    (EXCLUDING    TO AVERAGE NET
                                      RETURN         (000)               ASSETS         WAIVERS)        ASSETS
--------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
9/30/00                               21.21%4      $   11,799             2.01%          2.01%          (1.47)%
9/30/99                               33.83 4           4,181             2.03           2.03           (1.23)
9/30/98                               10.33 4           1,037             2.06           2.06           (1.01)
1/24/97 1 through 9/30/97             22.78 4             207             2.02 2         2.09 2         (0.66)2
--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/00                               14.35%       $  216,660             1.13%          1.13%           0.66%
9/30/99                                7.68           233,891             1.12           1.12            0.88
9/30/98                              (13.68)          205,634             1.14           1.20            0.89
12/27/96 1 through 9/30/97            29.11           106,886             1.15 2         1.19 2          1.33 2

SERVICE CLASS
9/30/00                               14.45%       $   18,373             1.42%          1.42%           0.34%
9/30/99                                7.29            40,852             1.42           1.42            0.58
9/30/98                              (13.94)           28,879             1.44           1.50            0.60
12/27/96 1 through 9/30/97            28.81            22,757             1.44 2         1.48 2          0.98 2

INVESTOR A CLASS
9/30/00                               14.17%3      $    3,805             1.60%          1.60%           0.19%
9/30/99                                7.14 3           4,328             1.59           1.60            0.41
9/30/98                              (14.06)3           3,983             1.61           1.67            0.41
12/27/96 1 through 9/30/97            28.51 3           2,315             1.61 2         1.64 2          0.77 2

INVESTOR B CLASS
9/30/00                               13.35%4      $    4,871             2.34%          2.34%          (0.55)%
9/30/99                                6.33 4           5,147             2.34           2.34           (0.34)
9/30/98                              (14.66)4           6,375             2.35           2.41           (0.33)
12/27/96 1 through 9/30/97            28.23 4           2,911             2.32 2         2.36 2          0.04 2

INVESTOR C CLASS
9/30/00                               13.35%4      $      946             2.34%          2.34%          (0.58)%
9/30/99                                6.33 4             420             2.34           2.34           (0.34)
9/30/98                              (14.66)4             259             2.33           2.39           (0.28)
12/27/96 1 through 9/30/97            28.23 4              21             2.33 2         2.37 2          0.13 2

----------------------
MID-CAP GROWTH EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/00                               91.06%       $  666,420             1.10%          1.10%          (0.37)%
9/30/99                               71.94           361,901             1.11           1.12           (0.48)
9/30/98                               (8.05)          220,903             1.14           1.20           (0.37)
12/27/96 1 through 9/30/97            22.00           107,709             1.13 2         1.17 2         (0.16)2

SERVICE CLASS
9/30/00                               91.13%       $   51,912             1.40%          1.40%          (0.69)%
9/30/99                               71.43            46,639             1.41           1.42           (0.78)
9/30/98                               (8.32)           28,601             1.44           1.50           (0.68)
12/27/96 1 through 9/30/97            21.70            22,984             1.44 2         1.48 2         (0.54)2

INVESTOR A CLASS
9/30/00                               90.62%3      $   83,152             1.57%          1.57%          (0.80)%
9/30/99                               71.05 3          12,795             1.58           1.59           (0.95)
9/30/98                               (8.42)3           4,090             1.61           1.67           (0.85)
12/27/96 1 through 9/30/97            21.40 3           2,650             1.59 2         1.63 2         (0.73)2

INVESTOR B CLASS
9/30/00                               89.38%4      $  122,726             2.31%          2.31%          (1.53)%
9/30/99                               69.91 4          12,698             2.33           2.34           (1.70)
9/30/98                               (9.19)4           4,088             2.35           2.41           (1.60)
12/27/96 1 through 9/30/97            21.10 4           2,691             2.32 2         2.36 2         (1.50)2

INVESTOR C CLASS
9/30/00                               89.23%4      $   61,542             2.30%          2.30%          (1.51)%
9/30/99                               69.91 4           1,770             2.33           2.34           (1.70)
9/30/98                               (9.19)4             230             2.34           2.40           (1.56)
12/27/96 1 through 9/30/97            21.10 4              85             2.35 2         2.39 2         (1.49)2




                                    RATIO OF NET
                                  INVESTMENT INCOME
                                     TO AVERAGE
                                     NET ASSETS      PORTFOLIO
                                     (EXCLUDING      TURNOVER
                                      WAIVERS)         RATE
--------------------------------------------------------------
INVESTOR C CLASS
9/30/00                               (1.47)%           121%
9/30/99                               (1.23)             60
9/30/98                               (1.01)             54
1/24/97 1 through 9/30/97             (0.73)2            81
--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/00                                0.66%            205%
9/30/99                                0.88              88
9/30/98                                0.83              71
12/27/96 1 through 9/30/97             1.29 2            36

SERVICE CLASS
9/30/00                                0.34%            205%
9/30/99                                0.58              88
9/30/98                                0.54              71
12/27/96 1 through 9/30/97             0.94 2            36

INVESTOR A CLASS
9/30/00                                0.19%            205%
9/30/99                                0.41              88
9/30/98                                0.35              71
12/27/96 1 through 9/30/97             0.73 2            36

INVESTOR B CLASS
9/30/00                               (0.55)%           205%
9/30/99                               (0.34)             88
9/30/98                               (0.39)             71
12/27/96 1 through 9/30/97              0.0 2            36

INVESTOR C CLASS
9/30/00                               (0.58)%           205%
9/30/99                               (0.34)             88
9/30/98                               (0.34)             71
12/27/96 1 through 9/30/97             0.09 2            36

----------------------
MID-CAP GROWTH EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/00                               (0.37)%           425%
9/30/99                               (0.49)            318
9/30/98                               (0.43)            204
12/27/96 1 through 9/30/97            (0.20)2            64

SERVICE CLASS
9/30/00                               (0.69)%           425%
9/30/99                               (0.79)            318
9/30/98                               (0.74)            204
12/27/96 1 through 9/30/97            (0.58)2            64

INVESTOR A CLASS
9/30/00                               (0.80)%           425%
9/30/99                               (0.96)            318
9/30/98                               (0.91)            204
12/27/96 1 through 9/30/97            (0.77)2            64

INVESTOR B CLASS
9/30/00                               (1.53)%           425%
9/30/99                               (1.71)            318
9/30/98                               (1.66)            204
12/27/96 1 through 9/30/97            (1.54)2            64

INVESTOR C CLASS
9/30/00                               (1.51)%           425%
9/30/99                               (1.71)            318
9/30/98                               (1.62)            204
12/27/96 1 through 9/30/97            (1.53)2            64

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

76 & 77

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                        NET                                    NET GAIN
                                       ASSET                                  (LOSS) ON           DISTRIBUTIONS      DISTRIBUTIONS
                                       VALUE                NET              INVESTMENTS             FROM NET         IN EXCESS OF
                                     BEGINNING          INVESTMENT         (BOTH REALIZED           INVESTMENT       NET INVESTMENT
                                     OF PERIOD         INCOME (LOSS)       AND UNREALIZED)           INCOME              INCOME
-----------------------------------------------------------------------------------------------------------------------------------
----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/00                                $14.73              $ 0.08               $ 2.44               $(0.13)              $   --
9/30/99                                 14.89                0.12                 0.67                (0.13)               (0.15)
9/30/98                                 20.20                0.13                (3.19)               (0.13)                  --
9/30/97                                 15.98                0.17                 6.39                (0.17)                  --
9/30/96                                 15.16                0.10                 1.70                (0.11)                  --

SERVICE CLASS
9/30/00                                $14.71              $   --               $ 2.47               $(0.08)              $   --
9/30/99                                 14.88                0.07                 0.68                (0.10)               (0.15)
9/30/98                                 20.20                0.09                (3.21)               (0.08)                  --
9/30/97                                 15.98                0.13                 6.39                (0.13)                  --
9/30/96                                 15.15                0.06                 1.70                (0.06)                  --

INVESTOR A CLASS
9/30/00                                $14.71              $(0.02)              $ 2.46               $(0.05)              $   --
9/30/99                                 14.88                0.03                 0.69                (0.07)               (0.15)
9/30/98                                 20.20                0.06                (3.20)               (0.06)                  --
9/30/97                                 15.97                0.10                 6.40                (0.10)                  --
9/30/96                                 15.14                0.03                 1.69                (0.02)                  --

INVESTOR B CLASS
9/30/00                                $14.31              $(0.23)              $ 2.48               $   --               $   --
9/30/99                                 14.53               (0.06)                0.66                   --                (0.15)
9/30/98                                 19.86               (0.02)               (3.19)                  --                   --
9/30/97                                 15.80                0.08                 6.19                (0.04)                  --
9/30/96                                 15.06               (0.04)                1.65                   --                   --

INVESTOR C CLASS
9/30/00                                $14.31              $(0.28)              $ 2.54               $   --               $   --
9/30/99                                 14.53               (0.01)                0.61                   --                (0.15)
9/30/98                                 19.86               (0.04)               (3.17)                  --                   --
10/1/96 1 through 9/30/97               15.76                0.02                 6.29                (0.04)                  --

-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/00                                $25.38              $ 0.07               $14.45               $   --               $   --
9/30/99                                 17.50               (0.06)                7.94                   --                   --
9/30/98                                 23.62                  --                (4.98)                  --                   --
9/30/97                                 21.94                0.02                 3.18                (0.03)                  --
9/30/96                                 15.06               (0.01)                6.91                (0.02)                  --

SERVICE CLASS
9/30/00                                $24.93              $(0.03)              $14.15               $   --               $   --
9/30/99                                 17.24               (0.13)                7.82                   --                   --
9/30/98                                 23.43               (0.14)               (4.91)                  --                   --
9/30/97                                 21.80               (0.03)                3.15                   --                   --
9/30/96                                 15.02               (0.06)                6.84                   --                   --

INVESTOR A CLASS
9/30/00                                $24.73              $(0.06)              $13.94               $   --               $   --
9/30/99                                 17.12               (0.13)                7.74                   --                   --
9/30/98                                 23.25               (0.11)               (4.88)                  --                   --
9/30/97                                 21.69               (0.04)                3.09                   --                   --
9/30/96                                 14.98               (0.06)                6.77                   --                   --

INVESTOR B CLASS
9/30/00                                $23.97              $(0.26)              $13.48               $   --               $   --
9/30/99                                 16.73               (0.33)                7.57                   --                   --
9/30/98                                 22.89               (0.22)               (4.80)                  --                   --
9/30/97                                 21.53               (0.07)                2.92                   --                   --
1/18/96 1 through 9/30/96               14.87               (0.07)                6.73                   --                   --




                                                                              NET                                    NET
                                                    DISTRIBUTIONS            ASSET                                 ASSETS
                                 DISTRIBUTIONS         FROM NET              VALUE                                 END OF
                                     FROM              REALIZED              END OF               TOTAL            PERIOD
                                   CAPITAL               GAINS               PERIOD               RETURN            (000)
----------------------------------------------------------------------------------------------------------------------------
----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/00                             $   --              $   --               $17.12                17.15%        $   470,830
9/30/99                                 --               (0.67)               14.73                 5.22             519,388
9/30/98                                 --               (2.12)               14.89               (17.03)            527,374
9/30/97                                 --               (2.17)               20.20                47.36             309,899
9/30/96                                 --               (0.87)               15.98                12.64             214,828

SERVICE CLASS
9/30/00                             $   --              $   --               $17.10                16.80%        $    50,980
9/30/99                                 --               (0.67)               14.71                 4.88              66,728
9/30/98                                 --               (2.12)               14.88               (17.33)             77,893
9/30/97                                 --               (2.17)               20.20                46.95             122,431
9/30/96                                 --               (0.87)               15.98                12.30              80,981

INVESTOR A CLASS
9/30/00                             $   --              $   --               $17.10                16.60%3       $    25,719
9/30/99                                 --               (0.67)               14.71                 4.71 3            31,843
9/30/98                                 --               (2.12)               14.88               (17.43)3            34,286
9/30/97                                 --               (2.17)               20.20                46.85 3            34,031
9/30/96                                 --               (0.87)               15.97                12.06 3            24,605

INVESTOR B CLASS
9/30/00                             $   --              $   --               $16.56                15.72%4       $    11,831
9/30/99                                 --               (0.67)               14.31                 3.93 4            19,000
9/30/98                                 --               (2.12)               14.53               (18.08)4            20,717
9/30/97                                 --               (2.17)               19.86                45.67 4            11,001
9/30/96                                 --               (0.87)               15.80                11.34 4             2,357

INVESTOR C CLASS
9/30/00                             $   --              $   --               $16.57                15.79%4       $     4,666
9/30/99                                 --               (0.67)               14.31                 3.93 4             9,162
9/30/98                                 --               (2.12)               14.53                18.08)4             5,491
10/1/96 1 through 9/30/97               --               (2.17)               19.86                46.04 4             2,109

-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/00                             $   --              $(4.14)              $35.76                63.03%        $ 2,196,700
9/30/99                                 --                  --                25.38                44.95           1,426,124
9/30/98                              (0.02)              (1.12)               17.50               (21.93)          1,022,404
9/30/97                                 --               (1.49)               23.62                15.89             495,904
9/30/96                                 --                  --                21.94                45.87             299,563

SERVICE CLASS
9/30/00                             $   --              $(4.14)              $34.91                62.51%        $   315,647
9/30/99                                 --                  --                24.93                44.52             170,900
9/30/98                              (0.02)              (1.12)               17.24               (22.40)            141,470
9/30/97                                 --               (1.49)               23.43                15.54             225,089
9/30/96                                 --                  --                21.80                45.14             158,901

INVESTOR A CLASS
9/30/00                             $   --              $(4.14)              $34.47                61.96%3       $   175,112
9/30/99                                 --                  --                24.73                44.37 3            79,478
9/30/98                              (0.02)              (1.12)               17.12               (22.31)3            48,190
9/30/97                                 --               (1.49)               23.25                15.28 3            57,323
9/30/96                                 --                  --                21.69                44.79 3            27,954

INVESTOR B CLASS
9/30/00                             $   --              $(4.14)              $33.05                61.07%4       $    95,922
9/30/99                                 --                  --                23.97                43.28 4            44,109
9/30/98                              (0.02)              (1.12)               16.73               (22.89)4            38,485
9/30/97                                 --               (1.49)               22.89                14.47 4            40,270
1/18/96 1 through 9/30/96               --                  --                21.53                38.27 4             6,520




                                                                                                 RATIO OF NET
                                                   RATIO OF EXPENSES                          INVESTMENT INCOME
                                   RATIO OF            TO AVERAGE          RATIO OF NET           TO AVERAGE
                                 EXPENSES TO           NET ASSETS         INVESTMENT INCOME        NET ASSETS             PORTFOLIO
                                 AVERAGE NET           (EXCLUDING          TO AVERAGE NET          (EXCLUDING             TURNOVER
                                    ASSETS              WAIVERS)               ASSETS               WAIVERS)                RATE
-----------------------------------------------------------------------------------------------------------------------------------
----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/00                              0.86%                0.86%                 0.79%                 0.79%                  168%
9/30/99                              0.86                 0.86                  0.88                  0.88                    48
9/30/98                              0.87                 0.88                  0.79                  0.78                    45
9/30/97                              0.87                 0.88                  1.09                  1.08                    66
9/30/96                              0.85                 0.86                  0.68                  0.67                    50

SERVICE CLASS
9/30/00                              1.16%                1.16%                 0.49%                 0.49%                  168%
9/30/99                              1.16                 1.16                  0.58                  0.58                    48
9/30/98                              1.17                 1.18                  0.44                  0.43                    45
9/30/97                              1.17                 1.18                  0.79                  0.78                    66
9/30/96                              1.15                 1.16                  0.38                  0.37                    50

INVESTOR A CLASS
9/30/00                              1.32%                1.32%                 0.31%                 0.31%                  168%
9/30/99                              1.30                 1.30                  0.44                  0.44                    48
9/30/98                              1.32                 1.33                  0.32                  0.31                    45
9/30/97                              1.34                 1.35                  0.63                  0.62                    66
9/30/96                              1.32                 1.33                  0.20                  0.19                    50

INVESTOR B CLASS
9/30/00                              2.08%                2.08%                (0.43)%               (0.43)%                 168%
9/30/99                              2.08                 2.08                 (0.34)                (0.34)                   48
9/30/98                              2.08                 2.09                 (0.43)                (0.44)                   45
9/30/97                              2.07                 2.08                 (0.15)                (0.16)                   66
9/30/96                              2.04                 2.05                 (0.50)                (0.51)                   50

INVESTOR C CLASS
9/30/00                              2.08%                2.08%                (0.43)%               (0.43)%                 168%
9/30/99                              2.08                 2.08                 (0.34)                (0.34)                   48
9/30/98                              2.08                 2.09                 (0.42)                (0.43)                   45
10/1/96 1 through 9/30/97            2.04 2               2.05 2               (0.18)2               (0.19)2                  66

-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/00                              0.78%                0.78%                 0.20%                 0.20%                  218%
9/30/99                              0.82                 0.82                 (0.25)                (0.25)                  176
9/30/98                              0.87                 0.87                 (0.13)                (0.13)                  159
9/30/97                              0.87                 0.87                  0.01                  0.01                    82
9/30/96                              0.86                 0.88                 (0.07)                (0.09)                   89

SERVICE CLASS
9/30/00                              1.08%                1.08%                (0.09)%               (0.09)%                 218%
9/30/99                              1.12                 1.12                 (0.55)                (0.55)                  176
9/30/98                              1.17                 1.17                 (0.46)                (0.46)                  159
9/30/97                              1.17                 1.17                 (0.29)                (0.29)                   82
9/30/96                              1.16                 1.18                 (0.38)                (0.40)                   89

INVESTOR A CLASS
9/30/00                              1.23%                1.23%                (0.21)%               (0.21)%                 218%
9/30/99                              1.23                 1.23                 (0.66)                (0.66)                  176
9/30/98                              1.32                 1.32                 (0.61)                (0.61)                  159
9/30/97                              1.34                 1.34                 (0.46)                (0.46)                   82
9/30/96                              1.33                 1.35                 (0.55)                (0.57)                   89

INVESTOR B CLASS
9/30/00                              1.98%                1.98%                (0.96)%               (0.96)%                 218%
9/30/99                              2.00                 2.00                 (1.43)                (1.43)                  176
9/30/98                              2.07                 2.07                 (1.36)                (1.36)                  159
9/30/97                              2.07                 2.07                 (1.23)                (1.23)                   82
1/18/96 1 through 9/30/96            2.06 2               2.08 2               (1.34)2               (1.36)2                  89

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

78 & 79

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD





                                                 NET                               NET GAIN
                                                ASSET                              (LOSS) ON        DISTRIBUTIONS
                                                VALUE               NET           INVESTMENTS         FROM NET        DISTRIBUTIONS
                                              BEGINNING         INVESTMENT      (BOTH REALIZED        INVESTMENT          FROM
                                              OF PERIOD        INCOME (LOSS)    AND UNREALIZED)         INCOME           CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
9/30/00                                         $23.97            $(0.22)           $13.44             $   --            $   --
9/30/99                                          16.73             (0.35)             7.59                 --                --
9/30/98                                          22.89             (0.26)            (4.76)                --             (0.02)
9/30/97                                          21.53             (0.11)             2.96                 --                --
9/6/96 1 through 9/30/96                         19.66             (0.01)             1.88                 --                --

--------------------------
MICRO-CAP EQUITY PORTFOLIO
--------------------------
INSTITUTIONAL CLASS
9/30/00                                         $24.73             $0.03            $23.95             $   --            $   --
9/30/99                                           9.38             (0.06)            15.41                 --                --
5/1/98 1 through 9/30/98                         10.00             (0.01)            (0.61)                --                --

SERVICE CLASS
9/30/00                                         $24.64            $(0.07)           $23.81             $   --            $   --
9/30/99                                           9.38             (0.07)            15.33                 --                --
5/1/98 1 through 9/30/98                         10.00             (0.02)            (0.60)                --                --

INVESTOR A CLASS
9/30/00                                         $24.60            $(0.17)           $23.80             $   --            $   --
9/30/99                                           9.38             (0.11)            15.33                 --                --
5/1/98 1 through 9/30/98                         10.00             (0.02)            (0.60)                --                --

INVESTOR B CLASS
9/30/00                                         $24.38            $(0.45)           $23.52             $   --            $   --
9/30/99                                           9.36             (0.18)            15.20                 --                --
5/1/98 1 through 9/30/98                         10.00             (0.04)            (0.60)                --                --

INVESTOR C CLASS
9/30/00                                         $24.38            $(0.44)           $23.50             $   --            $   --
9/30/99                                           9.36             (0.16)            15.18                 --                --
5/1/98 1 through 9/30/98                         10.00             (0.04)            (0.60)                --                --

---------------------------
GLOBAL SCIENCE & TECHNOLOGY
---------------------------
INSTITUTIONAL CLASS
5/15/00 1 through 9/30/00                       $10.00            $(0.01)            $2.50             $   --            $   --

SERVICE CLASS
5/15/00 1 through 9/30/00                       $10.00            $(0.01)            $2.48             $   --            $   --

INVESTOR A CLASS
5/15/00 1 through 9/30/00                       $10.00            $(0.02)            $2.49             $   --            $   --

INVESTOR B CLASS
5/15/00 1 through 9/30/00                       $10.00            $(0.03)            $2.47             $   --            $   --

INVESTOR C CLASS
5/15/00 1 through 9/30/00                       $10.00            $(0.03)            $2.47             $   --            $   --

----------------
EUROPEAN EQUITY
----------------
INSTITUTIONAL CLASS
6/23/00 1 through 9/30/00                       $10.00            $   --            $(0.49)            $   --            $   --

SERVICE CLASS
6/23/00 1 through 9/30/00                       $10.00            $(0.06)           $(0.44)            $   --            $   --

INVESTOR A CLASS
6/23/00 1 through 9/30/00                       $10.00            $   --            $(0.50)            $   --            $   --

INVESTOR B CLASS
6/23/00 1 through 9/30/00                       $10.00            $(0.01)           $(0.51)            $   --            $   --

INVESTOR C CLASS
6/23/00 1 through 9/30/00                       $10.00            $(0.02)           $(0.50)            $   --            $   --



                                                                 NET                                  NET
                                        DISTRIBUTIONS           ASSET                                ASSETS
                                          FROM NET              VALUE                                END OF
                                           REALIZED            END OF             TOTAL              PERIOD
                                             GAINS             PERIOD             RETURN             (000)
-------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
9/30/00                                     $(4.14)            $33.05             61.07%4          $   49,276
9/30/99                                         --              23.97             43.28 4              13,541
9/30/98                                      (1.12)             16.73            (22.89)4              11,931
9/30/97                                      (1.49)             22.89             14.47 4              14,106
9/6/96 1 through 9/30/96                        --              21.53              9.51 4                 329

--------------------------
MICRO-CAP EQUITY PORTFOLIO
--------------------------
INSTITUTIONAL CLASS
9/30/00                                     $(3.30)            $45.41            103.63%           $  106,727
9/30/99                                         --              24.73            163.37                28,106
5/1/98 1 through 9/30/98                        --               9.38             (6.10)                1,302

SERVICE CLASS
9/30/00                                     $(3.30)            $45.08            102.98%           $    2,824
9/30/99                                         --              24.64            162.41                   690
5/1/98 1 through 9/30/98                        --               9.38             (6.10)                   69

INVESTOR A CLASS
9/30/00                                     $(3.30)            $44.93            102.68%3          $  151,588
9/30/99                                         --              24.60            162.26 3              45,429
5/1/98 1 through 9/30/98                        --               9.38             (6.20)3               6,100

INVESTOR B CLASS
9/30/00                                     $(3.30)            $44.15            101.17%4          $  213,237
9/30/99                                         --              24.38            160.19 4              53,476
5/1/98 1 through 9/30/98                        --               9.36             (6.30)4               8,560

INVESTOR C CLASS
9/30/00                                     $(3.30)            $44.14            101.12%4          $  133,540
9/30/99                                         --              24.38            160.19 4              19,993
5/1/98 1 through 9/30/98                        --               9.36             (6.30)4               1,809

---------------------------
GLOBAL SCIENCE & TECHNOLOGY
---------------------------
INSTITUTIONAL CLASS
5/15/00 1 through 9/30/00                   $   --             $12.49             24.90%           $   21,383

SERVICE CLASS
5/15/00 1 through 9/30/00                   $   --             $12.47             24.70%           $       17

INVESTOR A CLASS
5/15/00 1 through 9/30/00                   $   --             $12.47             24.70%3          $   41,474

INVESTOR B CLASS
5/15/00 1 through 9/30/00                   $   --             $12.44             24.40%4          $   60,094

INVESTOR C CLASS
5/15/00 1 through 9/30/00                   $   --             $12.44             24.40%4          $   13,057

----------------
EUROPEAN EQUITY
----------------
INSTITUTIONAL CLASS
6/23/00 1 through 9/30/00                   $   --             $ 9.51             (4.90)%          $    4,848

SERVICE CLASS
6/23/00 1 through 9/30/00                   $   --             $ 9.50             (5.00)%          $       --

INVESTOR A CLASS
6/23/00 1 through 9/30/00                   $   --             $ 9.50             (5.00)%3         $      472

INVESTOR B CLASS
6/23/00 1 through 9/30/00                   $   --             $ 9.48             (5.20)%4         $      381

INVESTOR C CLASS
6/23/00 1 through 9/30/00                   $   --             $ 9.48             (5.20)%4         $      101



                                                                                                  RATIO OF NET
                                                        RATIO OF EXPENSES                       INVESTMENT INCOME
                                           RATIO OF         TO AVERAGE        RATIO OF NET         TO AVERAGE
                                          EXPENSES TO       NET ASSETS      INVESTMENT INCOME      NET ASSETS          PORTFOLIO
                                          AVERAGE NET       (EXCLUDING       TO AVERAGE NET        (EXCLUDING          TURNOVER
                                             ASSETS          WAIVERS)           ASSETS              WAIVERS)             RATE
---------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
9/30/00                                         1.99%          1.99%            (0.92)%             (0.92)%               218%
9/30/99                                         2.05           2.05             (1.48)              (1.48)                176
9/30/98                                         2.09           2.09             (1.38)              (1.38)                159
9/30/97                                         2.07           2.07             (1.25)              (1.25)                 82
9/6/96 1 through 9/30/96                        1.74 2         1.76 2           (0.93)2             (0.95)2                89

--------------------------
MICRO-CAP EQUITY PORTFOLIO
--------------------------
INSTITUTIONAL CLASS
9/30/00                                         1.44%          1.44%             0.09%               0.09%                445%
9/30/99                                         1.43           1.65             (0.72)              (0.94)                346
5/1/98 1 through 9/30/98                        1.40 2         2.73 2           (0.33)2             (1.66)2               119

SERVICE CLASS
9/30/00                                         1.75%          1.75%            (0.20)%             (0.20)%               445%
9/30/99                                         1.73           1.92             (1.00)              (1.19)                346
5/1/98 1 through 9/30/98                        1.68 2         3.01 2           (0.61)2             (1.94)2               119

INVESTOR A CLASS
9/30/00                                         1.91%          1.91%            (0.41)%             (0.41)%               445%
9/30/99                                         1.90           2.23             (1.17)              (1.50)                346
5/1/98 1 through 9/30/98                        1.84 2         3.17 2           (0.70)2             (2.03)2               119

INVESTOR B CLASS
9/30/00                                         2.66%          2.66%            (1.14)%             (1.14)%               445%
9/30/99                                         2.65           3.01             (1.91)              (2.27)                346
5/1/98 1 through 9/30/98                        2.55 2         3.88 2           (1.44)2             (2.77)2               119

INVESTOR C CLASS
9/30/00                                         2.65%          2.65%            (1.12)%             (1.12)%               445%
9/30/99                                         2.63           2.93             (1.91)              (2.21)                346
5/1/98 1 through 9/30/98                        2.53 2         3.86 2           (1.45)2             (2.78)2               119

---------------------------
GLOBAL SCIENCE & TECHNOLOGY
---------------------------
INSTITUTIONAL CLASS
5/15/00 1 through 9/30/00                       1.20%2         2.19%2           (0.21)%2            (1.20)%2              175%

SERVICE CLASS
5/15/00 1 through 9/30/00                       1.50%2         2.49%2           (0.51)%2            (1.50)%2              175%

INVESTOR A CLASS
5/15/00 1 through 9/30/00                       1.67%2         2.66%2           (0.68)%2            (1.67)%2              175%

INVESTOR B CLASS
5/15/00 1 through 9/30/00                       2.42%2         3.41%2           (1.43)%2            (2.42)%2              175%

INVESTOR C CLASS
5/15/00 1 through 9/30/00                       2.42%2         3.41%2           (1.43)%2            (2.42)%2              175%

----------------
EUROPEAN EQUITY
----------------
INSTITUTIONAL CLASS
6/23/00 1 through 9/30/00                       1.45%2         6.12%2            0.08%2             (4.59)%2              177%

SERVICE CLASS
6/23/00 1 through 9/30/00                       1.75%2         6.42%2           (0.22)%2            (4.89)%2              177%

INVESTOR A CLASS
6/23/00 1 through 9/30/00                       1.92%2         6.59%2           (0.39)%2            (5.06)%2              177%

INVESTOR B CLASS
6/23/00 1 through 9/30/00                       2.67%2         7.34%2           (1.14)%2            (5.81)%2              177%

INVESTOR C CLASS
6/23/00 1 through 9/30/00                       2.67%2         7.34%2           (1.14)%2            (5.81)%2              177%


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

80 & 81

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                              NET                              NET GAIN
                                             ASSET                            (LOSS) ON        DISTRIBUTIONS
                                             VALUE             NET            INVESTMENTS         FROM NET   DISTRIBUTIONS
                                           BEGINNING       INVESTMENT       (BOTH REALIZED       INVESTMENT      FROM
                                           OF PERIOD      INCOME (LOSS)     AND UNREALIZED)        INCOME       CAPITAL
-------------------------------------------------------------------------------------------------------------------------------
--------------------
INTERNATIONAL EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/00                                      $15.94           $ 0.07             $ 0.09            $(0.05)      $   --
9/30/99                                       13.23             0.07               3.57             (0.13)          --
9/30/98                                       14.65             0.27              (1.29)            (0.20)          --
9/30/97                                       13.43             0.14               1.77             (0.28)          --
9/30/96                                       13.27             0.17               0.84             (0.18)          --

SERVICE CLASS
9/30/00                                      $15.84           $ 0.04             $ 0.08            $(0.01)      $   --
9/30/99                                       13.15            (0.02)              3.59             (0.08)          --
9/30/98                                       14.58             0.02              (1.09)            (0.16)          --
9/30/97                                       13.37             0.10               1.76             (0.24)          --
9/30/96                                       13.24             0.19               0.78             (0.17)          --

INVESTOR A CLASS
9/30/00                                      $15.79           $   --             $ 0.08            $   --       $   --
9/30/99                                       13.14            (0.05)              3.58             (0.08)          --
9/30/98                                       14.57             0.10              (1.20)            (0.13)          --
9/30/97                                       13.36             0.07               1.77             (0.22)          --
9/30/96                                       13.24             0.14               0.81             (0.16)          --

INVESTOR B CLASS
9/30/00                                      $15.55           $(0.10)            $ 0.08            $   --       $   --
9/30/99                                       12.94            (0.10)              3.51                --           --
9/30/98                                       14.38            (0.01)             (1.16)            (0.07)          --
9/30/97                                       13.23             0.07               1.66             (0.17)          --
9/30/96                                       13.20             0.08               0.77             (0.15)          --

INVESTOR C CLASS
9/30/00                                      $15.55           $(0.06)            $ 0.04            $   --       $   --
9/30/99                                       12.94            (0.02)              3.43                --           --
9/30/98                                       14.38               --              (1.17)            (0.07)          --
12/5/96 1 through 9/30/97                     13.21             0.15               1.19             (0.17)          --

------------------------------
INTERNATIONAL SMALL CAP EQUITY
------------------------------
INSTITUTIONAL CLASS
9/30/00                                      $12.90           $ 0.13             $10.91            $   --       $   --
9/30/99                                        9.56             0.03               4.44             (0.02)          --
9/30/98                                        9.94             0.07              (0.40)            (0.05)          --
9/26/97 1 through 9/30/97                     10.00               --              (0.06)               --           --

SERVICE CLASS
9/30/00                                      $12.84           $ 0.08             $10.84            $   --       $   --
9/30/99                                        9.56             0.02               4.39             (0.02)          --
9/30/98                                        9.94             0.02              (0.35)            (0.05)          --
9/26/97 1 through 9/30/97                     10.00               --              (0.06)               --           --

INVESTOR A CLASS
9/30/00                                      $12.84           $ 0.08             $10.82            $   --       $   --
9/30/99                                        9.54            (0.01)              4.42                --           --
9/30/98                                        9.94             0.02              (0.39)            (0.03)          --
9/26/97 1 through 9/30/97                     10.00               --              (0.06)               --           --

INVESTOR B CLASS
9/30/00                                      $12.78           $(0.04)            $10.72            $   --       $   --
9/30/99                                        9.48            (0.10)              4.51                --           --
9/30/98                                        9.94            (0.05)             (0.39)            (0.02)          --
9/26/97 1 through 9/30/97                     10.00               --              (0.06)               --           --

INVESTOR C CLASS
9/30/00                                      $12.78           $(0.04)            $10.72            $   --       $   --
9/30/99                                        9.48            (0.03)              4.44                --           --
9/30/98                                        9.94            (0.04)             (0.40)            (0.02)          --
9/26/97 1 through 9/30/97                     10.00               --              (0.06)               --           --



                                                                  NET                                 NET
                                          DISTRIBUTIONS          ASSET                               ASSETS
                                             FROM NET             VALUE                              END OF
                                             REALIZED            END OF            TOTAL             PERIOD
                                              GAINS              PERIOD            RETURN             (000)
--------------------------------------------------------------------------------------------------------------------------
--------------------
INTERNATIONAL EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/00                                       $(2.13)            $13.92             0.12%           $1,109,017
9/30/99                                        (0.80)             15.94            28.59             1,116,766
9/30/98                                        (0.20)             13.23            (7.03)            1,012,132
9/30/97                                        (0.41)             14.65            14.88               433,135
9/30/96                                        (0.67)             13.43             8.01               388,588

SERVICE CLASS
9/30/00                                       $(2.13)            $13.82            (0.15)%          $  134,447
9/30/99                                        (0.80)             15.84            28.14               118,323
9/30/98                                        (0.20)             13.15            (7.34)              143,526
9/30/97                                        (0.41)             14.58            14.52               199,939
9/30/96                                        (0.67)             13.37             7.71               161,321

INVESTOR A CLASS
9/30/00                                       $(2.11)            $13.76            (0.32)%3         $   29,881
9/30/99                                        (0.80)             15.79            27.82 3              33,106
9/30/98                                        (0.20)             13.14            (7.56)3              26,637
9/30/97                                        (0.41)             14.57            14.36 3              22,335
9/30/96                                        (0.67)             13.36             7.58 3              19,842

INVESTOR B CLASS
9/30/00                                       $(2.08)            $13.45            (1.10)%4         $    8,399
9/30/99                                        (0.80)             15.55            26.98 4               7,822
9/30/98                                        (0.20)             12.94            (8.19)4               6,509
9/30/97                                        (0.41)             14.38            13.63 4               5,850
9/30/96                                        (0.67)             13.23             6.81 4               2,692

INVESTOR C CLASS
9/30/00                                       $(2.08)            $13.45            (1.10)%4         $    1,723
9/30/99                                        (0.80)             15.55            26.98 4               1,018
9/30/98                                        (0.20)             12.94            (8.19)4                 294
12/5/96 1 through 9/30/97                         --              14.38            10.33 4                 155

------------------------------
INTERNATIONAL SMALL CAP EQUITY
------------------------------
INSTITUTIONAL CLASS
9/30/00                                       $(1.40)            $22.54            91.76%           $   85,206
9/30/99                                        (1.11)             12.90            51.88                23,814
9/30/98                                           --               9.56            (3.57)               16,233
9/26/97 1 through 9/30/97                         --               9.94            (0.30)               15,415

SERVICE CLASS
9/30/00                                       $(1.40)            $22.36            91.21%           $      457
9/30/99                                        (1.11)             12.84            51.14                    --
9/30/98                                           --               9.56            (3.62)                    5
9/26/97 1 through 9/30/97                         --               9.94            (0.30)                   10

INVESTOR A CLASS
9/30/00                                       $(1.40)            $22.34            91.04%3          $   40,545
9/30/99                                        (1.11)             12.84            50.71 3               1,092
9/30/98                                           --               9.54            (3.98)3                 849
9/26/97 1 through 9/30/97                         --               9.94            (0.30)3                 326

INVESTOR B CLASS
9/30/00                                       $(1.40)            $22.06            89.64%4          $   56,136
9/30/99                                        (1.11)             12.78            49.83 4               2,208
9/30/98                                           --               9.48            (4.73)4               1,725
9/26/97 1 through 9/30/97                         --               9.94            (0.30)4                 711

INVESTOR C CLASS
9/30/00                                       $(1.40)            $22.06            89.64%4          $   43,722
9/30/99                                        (1.11)             12.78            49.83 4               1,019
9/30/98                                           --               9.48            (4.73)4                 423
9/26/97 1 through 9/30/97                         --               9.94            (0.30)4                 182


                                                                                              RATIO OF NET
                                                     RATIO OF EXPENSES                     INVESTMENT INCOME
                                     RATIO OF           TO AVERAGE        RATIO OF NET        TO AVERAGE
                                    EXPENSES TO         NET ASSETS      INVESTMENT INCOME      NET ASSETS            PORTFOLIO
                                    AVERAGE NET         (EXCLUDING       TO AVERAGE NET        (EXCLUDING            TURNOVER
                                       ASSETS            WAIVERS)            ASSETS             WAIVERS)               RATE
------------------------------------------------------------------------------------------------------------------------------
--------------------
INTERNATIONAL EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/00                                 1.06%              1.07%              0.35%               0.34%                 153%
9/30/99                                 1.04               1.04               0.55                0.55                   62
9/30/98                                 1.06               1.11               1.00                0.95                   57
9/30/97                                 1.06               1.16               0.94                0.84                   62
9/30/96                                 1.06               1.17               0.90                0.79                   70

SERVICE CLASS
9/30/00                                 1.36%              1.37%              0.06%               0.05%                 153%
9/30/99                                 1.34               1.34               0.21                0.21                   62
9/30/98                                 1.36               1.41               0.49                0.44                   57
9/30/97                                 1.36               1.46               0.42                0.32                   62
9/30/96                                 1.36               1.47               0.71                0.60                   70

INVESTOR A CLASS
9/30/00                                 1.53%              1.53%             (0.08)%             (0.08)%                153%
9/30/99                                 1.48               1.48               0.23                0.23                   62
9/30/98                                 1.52               1.57               0.31                0.26                   57
9/30/97                                 1.53               1.63               0.50                0.40                   62
9/30/96                                 1.53               1.64               0.45                0.34                   70

INVESTOR B CLASS
9/30/00                                 2.28%              2.29%             (0.85)%             (0.86)%                153%
9/30/99                                 2.26               2.26              (0.66)              (0.66)                  62
9/30/98                                 2.28               2.33              (0.38)              (0.43)                  57
9/30/97                                 2.27               2.37              (0.22)              (0.32)                  62
9/30/96                                 2.23               2.34              (0.18)              (0.29)                  70

INVESTOR C CLASS
9/30/00                                 2.28%              2.28%             (0.71)%             (0.71)%                153%
9/30/99                                 2.26               2.26              (0.27)              (0.27)                  62
9/30/98                                 2.27               2.32              (0.31)              (0.36)                  57
12/5/96 1 through 9/30/97               2.28 2             2.38 2             0.48)2             (0.58)2                 62

------------------------------
INTERNATIONAL SMALL CAP EQUITY
------------------------------
INSTITUTIONAL CLASS
9/30/00                                 1.33%              1.48%              0.74%               0.59%                 296%
9/30/99                                 1.33               2.00               0.19               (0.48)                 224
9/30/98                                 1.32               2.17               0.65               (0.20)                  76
9/26/97 1 through 9/30/97               1.33 2             1.55 2             1.42 2              1.19 2                  0

SERVICE CLASS
9/30/00                                 1.63%              1.69%              0.60%               0.54%                 296%
9/30/99                                 1.63               2.30              (0.11)              (0.78)                 224
9/30/98                                 1.62               2.47               0.28               (0.57)                  76
9/26/97 1 through 9/30/97               1.63 2             1.86 2             1.42 2              1.19 2                  0

INVESTOR A CLASS
9/30/00                                 1.79%              1.85%              0.45%               0.39%                 296%
9/30/99                                 1.80               2.47              (0.23)              (0.90)                 224
9/30/98                                 1.78               2.63               0.20               (0.65)                  76
9/26/97 1 through 9/30/97               1.30 2             1.52 2             1.44 2              1.22 2                  0

INVESTOR B CLASS
9/30/00                                 2.52%              2.60%             (0.27)%             (0.33)%                296%
9/30/99                                 2.55               3.22              (0.99)              (1.66)                 224
9/30/98                                 2.53               3.38              (0.54)              (1.39)                  76
9/26/97 1 through 9/30/97               1.30 2             1.52 2             1.58 2              1.35 2                  0

INVESTOR C CLASS
9/30/00                                 2.52%              2.58%             (0.27)%             (0.32)%                296%
9/30/99                                 2.55               3.22              (0.99)              (1.66)                 224
9/30/98                                 2.53               3.38              (0.54)              (1.39)                  76
9/26/97 1 through 9/30/97               1.30 2             1.52 2             1.44 2              1.22 2                  0


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

82 & 83

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD






                                               NET                               NET GAIN
                                              ASSET                             (LOSS) ON        DISTRIBUTIONS
                                              VALUE              NET            INVESTMENTS         FROM NET       DISTRIBUTIONS
                                            BEGINNING        INVESTMENT        (BOTH REALIZED      INVESTMENT           FROM
                                            OF PERIOD        INCOME (LOSS)     AND UNREALIZED)       INCOME           CAPITAL
----------------------------------------------------------------------------------------------------------------------------------
-------------------
ASIA PACIFIC EQUITY
-------------------
INSTITUTIONAL CLASS
6/23/00 1 through 9/30/00                     $10.00            $ 0.02            $(0.78)            $   --            $   --

SERVICE CLASS
6/23/00 1 through 9/30/00                     $10.00            $(0.02)           $(0.78)            $   --            $   --

INVESTOR A CLASS
6/23/00 1 through 9/30/00                     $10.00            $ 0.01            $(0.81)            $   --            $   --

INVESTOR B CLASS
6/23/00 1 through 9/30/00                     $10.00            $   --            $(0.78)            $   --            $   --

INVESTOR C CLASS
6/23/00 1 through 9/30/00                     $10.00            $   --            $(0.76)            $   --            $   --

------------------------------
INTERNATIONAL EMERGING MARKETS
------------------------------
INSTITUTIONAL CLASS
9/30/00                                       $ 6.09            $ 0.09            $ 0.03             $(0.06)           $   --
9/30/99                                         4.42              0.06              1.66              (0.05)               --
9/30/98                                         9.69              0.06             (5.19)                --                --
9/30/97                                         8.76              0.03              0.95              (0.05)               --
9/30/96                                         8.19              0.08              0.50                 --                --

SERVICE CLASS
9/30/00                                       $ 6.08            $ 0.07            $ 0.03             $(0.04)           $   --
9/30/99                                         4.39              0.04              1.65                 --                --
9/30/98                                         9.63              0.06             (5.16)                --                --
9/30/97                                         8.72              0.01              0.93              (0.03)               --
9/30/96                                         8.18              0.04              0.51                 --                --

INVESTOR A CLASS
9/30/00                                       $ 6.04            $ 0.06            $ 0.02             $(0.03)           $   --
9/30/99                                         4.36              0.03              1.65                 --                --
9/30/98                                         9.60              0.03             (5.13)                --                --
9/30/97                                         8.71             (0.06)             0.98              (0.03)               --
9/30/96                                         8.18              0.02              0.52                 --                --

INVESTOR B CLASS
9/30/00                                       $ 5.91            $ 0.01            $ 0.02             $   --            $   --
9/30/99                                         4.30             (0.01)             1.62                 --                --
9/30/98                                         9.54             (0.03)            (5.07)                --                --
9/30/97                                         8.69             (0.04)             0.89                 --                --
4/25/96 1 through 9/30/96                       8.85                --             (0.16)                --                --

INVESTOR C CLASS
9/30/00                                       $ 5.91            $ 0.03            $(0.01)            $   --            $   --
9/30/99                                         4.30             (0.05)             1.66                 --                --
9/30/98                                         9.54             (0.02)            (5.08)                --                --
3/21/97 1 through 9/30/97                       9.70             (0.01)            (0.15)                --                --

-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
9/30/00                                       $20.77            $ 0.07            $ 1.61             $(0.05)           $   --
9/30/99                                        17.01              0.14              4.36              (0.13)               --
9/30/98                                        17.51              0.16              0.49              (0.15)               --
9/30/97                                        13.57              0.19              5.15              (0.19)               --
9/30/96                                        11.88              0.21              2.08              (0.21)               --

SERVICE CLASS
9/30/00                                       $20.76            $ 0.01            $ 1.61             $(0.02)           $   --
9/30/99                                        17.00              0.07              4.37              (0.07)               --
9/30/98                                        17.50              0.12              0.48              (0.10)               --
9/30/97                                        13.56              0.11              5.18              (0.14)               --
9/30/96                                        11.88              0.17              2.07              (0.17)               --






                                                                 NET                                 NET
                                           DISTRIBUTIONS        ASSET                               ASSETS
                                             FROM NET           VALUE                               END OF
                                             REALIZED           END OF              TOTAL           PERIOD
                                              GAINS             PERIOD             RETURN           (000)
----------------------------------------------------------------------------------------------------------------------
-------------------
ASIA PACIFIC EQUITY
-------------------
INSTITUTIONAL CLASS
6/23/00 1 through 9/30/00                     $   --            $ 9.24             (7.60)%        $    2,810

SERVICE CLASS
6/23/00 1 through 9/30/00                     $   --            $ 9.20             (8.00)%        $       --

INVESTOR A CLASS
6/23/00 1 through 9/30/00                     $   --            $ 9.20             (8.00)%3       $       35

INVESTOR B CLASS
6/23/00 1 through 9/30/00                     $   --            $ 9.22             (7.80)%4       $       10

INVESTOR C CLASS
6/23/00 1 through 9/30/00                     $   --            $ 9.24             (7.60)%4       $        2

------------------------------
INTERNATIONAL EMERGING MARKETS
------------------------------
INSTITUTIONAL CLASS
9/30/00                                       $   --            $ 6.15              1.82%         $  101,017
9/30/99                                           --              6.09             39.10              65,701
9/30/98                                        (0.14)             4.42            (53.59)             63,649
9/30/97                                           --              9.69             11.16             116,107
9/30/96                                        (0.01)             8.76              6.97              68,664

SERVICE CLASS
9/30/00                                       $   --            $ 6.14              1.53%         $   24,796
9/30/99                                           --              6.08             38.50              15,531
9/30/98                                        (0.14)             4.39            (53.62)             26,566
9/30/97                                           --              9.63             10.74              66,064
9/30/96                                        (0.01)             8.72              6.61              37,987

INVESTOR A CLASS
9/30/00                                       $   --            $ 6.09              1.27%3        $    2,466
9/30/99                                           --              6.04             38.53 3             2,052
9/30/98                                        (0.14)             4.36            (53.79)3             1,835
9/30/97                                           --              9.60             10.51 3             4,454
9/30/96                                        (0.01)             8.71              6.49 3             2,996

INVESTOR B CLASS
9/30/00                                       $   --            $ 5.94              0.34%4        $      964
9/30/99                                           --              5.91             37.67 4               807
9/30/98                                        (0.14)             4.30            (54.13)4               733
9/30/97                                           --              9.54              9.78 4             1,836
4/25/96 1 through 9/30/96                         --              8.69             (1.81)4               216

INVESTOR C CLASS
9/30/00                                       $   --            $ 5.93              0.17%4        $      346
9/30/99                                           --              5.91             37.67 4                43
9/30/98                                        (0.14)             4.30            (54.13)4                25
3/21/97 1 through 9/30/97                         --              9.54             (3.08)4                88

-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
9/30/00                                       $(1.63)           $20.77              8.14%         $1,466,964
9/30/99                                        (0.61)            20.77             26.96           1,443,128
9/30/98                                        (1.00)            17.01              4.07           1,286,032
9/30/97                                        (1.21)            17.51             42.50             379,687
9/30/96                                        (0.39)            13.57             19.84             274,434

SERVICE CLASS
9/30/00                                       $(1.63)           $20.73              7.81%         $  232,287
9/30/99                                        (0.61)            20.76             26.61             223,215
9/30/98                                        (1.00)            17.00              3.77             203,754
9/30/97                                        (1.21)            17.50             42.12             174,418
9/30/96                                        (0.39)            13.56             19.43             113,777




                                                                                                RATIO OF NET
                                                      RATIO OF EXPENSES                      INVESTMENT INCOME
                                       RATIO OF          TO AVERAGE         RATIO OF NET         TO AVERAGE
                                     EXPENSES TO         NET ASSETS       INVESTMENT INCOME      NET ASSETS           PORTFOLIO
                                     AVERAGE NET         (EXCLUDING        TO AVERAGE NET        (EXCLUDING           TURNOVER
                                        ASSETS            WAIVERS)             ASSETS             WAIVERS)              RATE
-------------------------------------------------------------------------------------------------------------------------------
-------------------
ASIA PACIFIC EQUITY
-------------------
INSTITUTIONAL CLASS
6/23/00 1 through 9/30/00                 1.45%2             9.16%2             0.62%2             (7.09)%2              145%

SERVICE CLASS
6/23/00 1 through 9/30/00                 1.75%2             9.46%2             0.32%2             (7.39)%2              145%

INVESTOR A CLASS
6/23/00 1 through 9/30/00                 1.92%2             9.63%2             0.15%2             (7.56)%2              145%

INVESTOR B CLASS
6/23/00 1 through 9/30/00                 2.67%2            10.38%2            (0.60)%2            (8.31)%2              145%

INVESTOR C CLASS
6/23/00 1 through 9/30/00                 2.67%2            10.38%2            (0.60)%2            (8.31)%2              145%

------------------------------
INTERNATIONAL EMERGING MARKETS
------------------------------
INSTITUTIONAL CLASS
9/30/00                                   1.66%              1.66%              1.47%               1.47%                133%
9/30/99                                   1.73               1.73               0.85                0.85                 117
9/30/98                                   1.76               1.86               0.95                0.85                  37
9/30/97                                   1.78               1.87               0.37                0.27                  33
9/30/96                                   1.78               1.88               0.96                0.87                  44

SERVICE CLASS
9/30/00                                   1.96%              1.96%              1.19%               1.19%                133%
9/30/99                                   2.03               2.03               0.61                0.61                 117
9/30/98                                   2.06               2.16               0.71                0.61                  37
9/30/97                                   2.08               2.17               0.09               (0.01)                 33
9/30/96                                   2.08               2.18               0.70                0.60                  44

INVESTOR A CLASS
9/30/00                                   2.13%              2.13%              0.97%               0.97%                133%
9/30/99                                   2.20               2.20               0.37                0.37                 117
9/30/98                                   2.24               2.34               0.46                0.36                  37
9/30/97                                   2.25               2.34              (0.08)              (0.18)                 33
9/30/96                                   2.25               2.35               0.45                0.35                  44

INVESTOR B CLASS
9/30/00                                   2.88%              2.88%              0.22%               0.22%                133%
9/30/99                                   2.95               2.95              (0.37)              (0.37)                117
9/30/98                                   2.98               3.08              (0.30)              (0.40)                 37
9/30/97                                   2.98               3.07              (0.80)              (0.90)                 33
4/25/96 1 through 9/30/96                 2.90 2             3.00 2             0.17 2              0.07 2                44

INVESTOR C CLASS
9/30/00                                   2.89%              2.89%              0.77%               0.77%                133%
9/30/99                                   2.95               2.95              (0.37)              (0.37)                117
9/30/98                                   2.98               3.08              (0.29)              (0.39)                 37
3/21/97 1 through 9/30/97                 2.58 2             2.67 2            (0.27)2             (0.37)2                33

-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
9/30/00                                   0.80%              0.80%              0.33%               0.33%                103%
9/30/99                                   0.80               0.80               0.67                0.67                  22
9/30/98                                   0.86               0.86               0.93                0.93                  27
9/30/97                                   0.79               0.86               1.24                1.17                  29
9/30/96                                   0.74               0.87               1.70                1.58                  55

SERVICE CLASS
9/30/00                                   1.10%              1.10%              0.03%               0.03%                103%
9/30/99                                   1.10               1.10               0.37                0.37                  22
9/30/98                                   1.16               1.16               0.63                0.63                  27
9/30/97                                   1.09               1.16               0.93                0.86                  29
9/30/96                                   1.04               1.17               1.41                1.28                  55



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

84 & 85

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD





                                      NET                           NET GAIN                                          NET
                                     ASSET                          (LOSS) ON   DISTRIBUTIONS   DISTRIBUTIONS        ASSET
                                     VALUE            NET          INVESTMENTS     FROM NET        FROM NET          VALUE
                                   BEGINNING       INVESTMENT     (BOTH REALIZED  INVESTMENT       REALIZED         END OF
                                   OF PERIOD      INCOME (LOSS)   AND UNREALIZED)   INCOME           GAINS          PERIOD
--------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/00                              $20.75          $(0.02)         $ 1.60         $(0.01)         $(1.63)         $20.69
9/30/99                               17.00            0.05            4.36          (0.05)          (0.61)          20.75
9/30/98                               17.50            0.08            0.50          (0.08)          (1.00)          17.00
9/30/97                               13.56            0.11            5.16          (0.12)          (1.21)          17.50
9/30/96                               11.88            0.15            2.07          (0.15)          (0.39)          13.56

INVESTOR B CLASS
9/30/00                              $20.44          $(0.18)         $ 1.58         $   --          $(1.63)         $20.21
9/30/99                               16.85           (0.10)           4.30             --           (0.61)          20.44
9/30/98                               17.40           (0.03)           0.48             --           (1.00)          16.85
9/30/97                               13.54            0.05            5.07          (0.05)          (1.21)          17.40
3/27/96 1 through 9/30/96             12.83            0.04            0.73          (0.06)             --           13.54

INVESTOR C CLASS
9/30/00                              $20.44          $(0.16)         $ 1.55         $   --          $(1.63)         $20.20
9/30/99                               16.85           (0.08)           4.28             --           (0.61)          20.44
9/30/98                               17.40           (0.02)           0.47             --           (1.00)          16.85
9/30/97                               13.54            0.04            5.08          (0.05)          (1.21)          17.40
9/27/96 1 through 9/30/96             13.52              --            0.02             --              --           13.54

------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
9/30/00                              $24.69          $ 0.27          $ 2.97         $(0.18)         $(0.16)         $27.59
9/30/99                               19.65            0.27            5.10          (0.27)          (0.06)          24.69
9/30/98                               18.32            0.24            1.39          (0.26)          (0.04)          19.65
9/30/97                               13.97            0.04            5.02          (0.03)          (0.68)          18.32
9/30/96                               13.58            0.30            2.13          (0.34)          (1.70)          13.97

SERVICE CLASS
9/30/00                              $24.67          $ 0.16          $ 2.97         $(0.10)         $(0.16)         $27.54
9/30/99                               19.64            0.19            5.10          (0.20)          (0.06)          24.67
9/30/98                               18.32            0.22            1.34          (0.20)          (0.04)          19.64
9/30/97                               13.97            0.23            5.01          (0.21)          (0.68)          18.32
9/30/96                               13.58            0.29            2.10          (0.30)          (1.70)          13.97

INVESTOR A CLASS
9/30/00                              $24.66          $ 0.11          $ 2.96         $(0.06)         $(0.16)         $27.51
9/30/99                               19.64            0.17            5.10          (0.19)          (0.06)          24.66
9/30/98                               18.32            0.18            1.35          (0.17)          (0.04)          19.64
9/30/97                               13.96            0.21            5.02          (0.19)          (0.68)          18.32
9/30/96                               13.58            0.27            2.09          (0.28)          (1.70)          13.96

INVESTOR B CLASS
9/30/00                              $24.44          $   --          $ 2.84         $   --          $(0.13)         $27.15
9/30/99                               19.52           (0.02)           5.05          (0.05)          (0.06)          24.44
9/30/98                               18.22            0.05            1.34          (0.05)          (0.04)          19.52
9/30/97                               13.93            0.13            4.94          (0.10)          (0.68)          18.22
2/7/96 1 through 9/30/96              13.20            0.08            0.77          (0.12)             --           13.93

INVESTOR C CLASS
9/30/00                              $24.44          $   --          $ 2.84         $   --          $(0.13)         $27.15
9/30/99                               19.52              --            5.03          (0.05)          (0.06)          24.44
9/30/98                               18.22            0.05            1.34          (0.05)          (0.04)          19.52
9/30/97                               13.93            0.13            4.94          (0.10)          (0.68)          18.22
8/14/96 1 through 9/30/96             13.47            0.02            0.50          (0.06)             --           13.93




                                                    NET
                                                  ASSETS              RATIO OF
                                                  END OF             EXPENSES TO
                                    TOTAL         PERIOD             AVERAGE NET
                                    RETURN        (000)                ASSETS
-----------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/00                              7.64%3     $   76,438              1.25%
9/30/99                             26.44 3         66,646              1.21
9/30/98                              3.62 3         35,359              1.32
9/30/97                             41.95 3         18,949              1.27
9/30/96                             19.23 3          6,228              1.21

INVESTOR B CLASS
9/30/00                              6.82%4     $   81,562              2.01%
9/30/99                             25.38 4         66,854              2.02
9/30/98                              2.90 4         39,971              2.07
9/30/97                             40.70 4         18,345              2.01
3/27/96 1 through 9/30/96            6.58 4          1,196              1.92 2

INVESTOR C CLASS
9/30/00                              6.77%4     $   11,108              2.01%
9/30/99                             25.38 4          6,543              2.02
9/30/98                              2.90 4          2,450              2.06
9/30/97                             40.70 4            377              2.01
9/27/96 1 through 9/30/96            0.15 4             50              0.0 2

------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
9/30/00                             13.10%      $  665,743              0.18%++
9/30/99                             27.36          507,841              0.22++
9/30/98                              8.91          354,215              0.18++
9/30/97                             39.78          166,786              0.18++
9/30/96                             19.82          127,076              0.18++

SERVICE CLASS
9/30/00                             12.66%      $  378,997              0.59%++
9/30/99                             26.96          354,283              0.56++
9/30/98                              8.54          233,696              0.48++
9/30/97                             39.58          193,319              0.48++
9/30/96                             19.45          103,080              0.48++

INVESTOR A CLASS
9/30/00                             12.43%3     $   93,935              0.78%++
9/30/99                             26.74 3         85,174              0.75++
9/30/98                              8.37 3         42,891              0.65++
9/30/97                             39.49 3         33,934              0.65++
9/30/96                             19.31 3         12,752              0.65++

INVESTOR B CLASS
9/30/00                             11.61%4     $  360,792              1.51%++
9/30/99                             25.78 4        302,071              1.49++
9/30/98                              7.63 4        109,019              1.38++
9/30/97                             38.31 4         38,271              1.38++
2/7/96 1 through 9/30/96             6.50 4          2,904              1.38 2++

INVESTOR C CLASS
9/30/00                             11.61%4     $  530,586              1.53%++
9/30/99                             25.78 4        391,152              1.51++
9/30/98                              7.63 4         81,529              1.38++
9/30/97                             38.31 4         19,668              1.38++
8/14/96 1 through 9/30/96            3.90 4            432              1.25 2++



                                                                        RATIO OF NET
                                 RATIO OF EXPENSES                    INVESTMENT INCOME
                                    TO AVERAGE        RATIO OF NET        TO AVERAGE
                                    NET ASSETS      INVESTMENT INCOME     NET ASSETS         PORTFOLIO
                                    (EXCLUDING       TO AVERAGE NET       (EXCLUDING         TURNOVER
                                      WAIVERS)            ASSETS           WAIVERS)            RATE
------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/00                                 1.25%             (0.11)%           (0.11)%             103%
9/30/99                                 1.21               0.26              0.26                22
9/30/98                                 1.32               0.44              0.44                27
9/30/97                                 1.34               0.75              0.68                29
9/30/96                                 1.34               1.24              1.11                55

INVESTOR B CLASS
9/30/00                                 2.01%             (0.87)%           (0.87)%             103%
9/30/99                                 2.02              (0.55)            (0.55)               22
9/30/98                                 2.07              (0.29)            (0.29)               27
9/30/97                                 2.08              (0.02)            (0.09)               29
3/27/96 1 through 9/30/96               2.04 2             0.59 2            0.46 2              55

INVESTOR C CLASS
9/30/00                                 2.01%             (0.87)%           (0.87)%             103%
9/30/99                                 2.02              (0.55)            (0.55)               22
9/30/98                                 2.06              (0.30)            (0.30)               27
9/30/97                                 2.08              (0.12)            (0.19)               29
9/27/96 1 through 9/30/96               0.0 2              0.0 2             0.0 2               55

------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
9/30/00                                 0.33%++            0.98%             0.83%                8%9
9/30/99                                 0.33++             1.14              1.04                 5 8
9/30/98                                 0.34++             1.40              1.24                 9 7
9/30/97                                 0.38++             1.71              1.51                 4 6
9/30/96                                 0.50++             2.29              1.98                18 5*

SERVICE CLASS
9/30/00                                 0.63%++            0.57%             0.54%                8%9
9/30/99                                 0.63++             0.80              0.74                 5 8
9/30/98                                 0.64++             1.09              0.93                 9 7
9/30/97                                 0.68++             1.41              1.21                 4 6
9/30/96                                 0.80++             1.98              1.67                18 5*

INVESTOR A CLASS
9/30/00                                 0.81%++            0.38%             0.35%                8%9
9/30/99                                 0.81++             0.62              0.56                 5 8
9/30/98                                 0.81++             0.92              0.76                 9 7
9/30/97                                 0.85++             1.23              1.03                 4 6
9/30/96                                 0.97++             1.81              1.49                18 5*

INVESTOR B CLASS
9/30/00                                 1.54%++           (0.35)%           (0.38)%               8%9
9/30/99                                 1.55++            (0.13)            (0.18)                5 8
9/30/98                                 1.54++             0.19              0.03                 9 7
9/30/97                                 1.58++             0.45              0.25                 4 6
2/7/96 1 through 9/30/96                1.60 2++           0.93 2            0.71 2              18 5*

INVESTOR C CLASS
9/30/00                                 1.56%++           (0.37)%           (0.40)%               8%9
9/30/99                                 1.55++            (0.15)            (0.19)                5 8
9/30/98                                 1.54++             0.19              0.03                 9 7
9/30/97                                 1.58++             0.45              0.25                 4 6
8/14/96 1 through 9/30/96               1.43 2++           0.71 2            0.53 2              18 5*


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

86 & 87

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                                       NET                           NET GAIN
                                      ASSET                         (LOSS) ON    DISTRIBUTIONS                DISTRIBUTIONS
                                      VALUE            NET         INVESTMENTS     FROM NET     DISTRIBUTIONS   FROM NET
                                    BEGINNING      INVESTMENT    (BOTH REALIZED   INVESTMENT         FROM       REALIZED
                                    OF PERIOD     INCOME (LOSS)  AND UNREALIZED)    INCOME          CAPITAL       GAINS
---------------------------------------------------------------------------------------------------------------------------
--------
BALANCED
--------
INSTITUTIONAL CLASS
9/30/00                               $19.75          $ 0.48         $ 1.10         $(0.47)         $   --       $(0.70)
9/30/99                                18.35            0.49           2.18          (0.48)             --        (0.79)
9/30/98                                18.22            0.38           1.43          (0.43)             --        (1.25)
9/30/97                                15.10            0.52           3.62          (0.50)             --        (0.52)
9/30/96                                13.73            0.46           1.49          (0.45)             --        (0.13)

SERVICE CLASS
9/30/00                               $19.73          $ 0.42         $ 1.11         $(0.41)         $   --       $(0.70)
9/30/99                                18.34            0.42           2.18          (0.42)             --        (0.79)
9/30/98                                18.21            0.42           1.34          (0.38)             --        (1.25)
9/30/97                                15.09            0.45           3.64          (0.45)             --        (0.52)
9/30/96                                13.72            0.42           1.49          (0.41)             --        (0.13)

INVESTOR A CLASS
9/30/00                               $19.72          $ 0.38         $ 1.11         $(0.38)         $   --       $(0.70)
9/30/99                                18.33            0.41           2.18          (0.41)             --        (0.79)
9/30/98                                18.22            0.39           1.33          (0.36)             --        (1.25)
9/30/97                                15.10            0.39           3.68          (0.43)             --        (0.52)
9/30/96                                13.73            0.40           1.49          (0.39)             --        (0.13)

INVESTOR B CLASS
9/30/00                               $19.59          $ 0.22         $ 1.09         $(0.22)         $   --       $(0.70)
9/30/99                                18.22            0.24           2.18          (0.26)             --        (0.79)
9/30/98                                18.13            0.25           1.31          (0.22)             --        (1.25)
9/30/97                                15.04            0.31           3.61          (0.31)             --        (0.52)
9/30/96                                13.69            0.31           1.47          (0.30)             --        (0.13)

INVESTOR C CLASS
9/30/00                               $19.59          $ 0.22         $ 1.09         $(0.22)         $   --       $(0.70)
9/30/99                                18.22            0.23           2.19          (0.26)             --        (0.79)
9/30/98                                18.13            0.24           1.32          (0.22)             --        (1.25)
12/20/96 1 through 9/30/97             15.62            0.28           2.54          (0.31)             --           --


                                                                                                         RATIO OF        RATIO OF
                                     NET                            NET                                  EXPENSES        EXPENSES
                                    ASSET                         ASSETS                RATIO OF        TO AVERAGE      TO AVERAGE
                                    VALUE                         END OF               EXPENSES TO      NET ASSETS      NET ASSETS
                                    END OF           TOTAL        PERIOD               AVERAGE NET      (EXCLUDING      (EXCLUDING
                                    PERIOD           RETURN        (000)                 ASSETS      INTEREST EXPENSE)    WAIVERS)
----------------------------------------------------------------------------------------------------------------------------------
--------
BALANCED
--------
INSTITUTIONAL CLASS
9/30/00                             $20.16            8.05%     $   385,793               0.85%            0.85%            0.85%
9/30/99                              19.75           14.81          414,057               0.86             0.86             0.86
9/30/98                              18.35           10.82          374,899               0.90             0.90             0.90
9/30/97                              18.22           28.43           31,674               0.84             0.84             0.89
9/30/96                              15.10           14.43           37,567               0.79             0.79             0.90

SERVICE CLASS
9/30/00                             $20.15            7.78%     $   197,633               1.15%            1.15%            1.15%
9/30/99                              19.73           14.49          219,018               1.16             1.16             1.16
9/30/98                              18.34           10.43          176,557               1.20             1.20             1.20
9/30/97                              18.21           28.07          176,232               1.14             1.14             1.20
9/30/96                              15.09           14.11          134,121               1.09             1.09             1.20

INVESTOR A CLASS
9/30/00                             $20.13            7.59%3    $   149,594               1.30%            1.29%            1.30%
9/30/99                              19.72           14.40 3        132,833               1.25             1.25             1.25
9/30/98                              18.33           10.19 3         96,795               1.30             1.30             1.30
9/30/97                              18.22           27.93 3         87,202               1.24             1.24             1.30
9/30/96                              15.10           13.98 3         71,899               1.19             1.19             1.30

INVESTOR B CLASS
9/30/00                             $19.98            6.72%4    $   102,530               2.07%            2.07%            2.07%
9/30/99                              19.59           13.46 4         96,253               2.07             2.07             2.07
9/30/98                              18.22            9.40 4         46,303               2.11             2.11             2.11
9/30/97                              18.13           26.95 4         23,455               2.05             2.05             2.11
9/30/96                              15.04           13.14 4          7,333               1.98             1.98             2.09

INVESTOR C CLASS
9/30/00                             $19.98            6.73%4    $    11,967               2.07%            2.06%            2.07%
9/30/99                              19.59           13.46 4         10,095               2.07             2.07             2.07
9/30/98                              18.22            9.40 4            699               1.92             1.92             1.92
12/20/96 1 through 9/30/97           18.13           23.95 4             87               2.03 2           2.03 2           2.09 2




                                                      RATIO OF NET
                                                   INVESTMENT INCOME
                                   RATIO OF NET       TO AVERAGE
                                 INVESTMENT INCOME    NET ASSETS        PORTFOLIO
                                  TO AVERAGE NET      (EXCLUDING        TURNOVER
                                      ASSETS            WAIVERS)          RATE
---------------------------------------------------------------------------------
--------
BALANCED
--------
INSTITUTIONAL CLASS
9/30/00                                 2.30%            2.30%             176%
9/30/99                                 2.44             2.44              122
9/30/98                                 2.48             2.48              134
9/30/97                                 2.98             2.92              173
9/30/96                                 3.16             3.06              275

SERVICE CLASS
9/30/00                                 2.00%            2.00%             176%
9/30/99                                 2.14             2.14              122
9/30/98                                 2.22             2.22              134
9/30/97                                 2.68             2.62              173
9/30/96                                 2.87             2.76              275

INVESTOR A CLASS
9/30/00                                 1.86%            1.86%             176%
9/30/99                                 2.05             2.05              122
9/30/98                                 2.13             2.13              134
9/30/97                                 2.58             2.52              173
9/30/96                                 2.75             2.65              275

INVESTOR B CLASS
9/30/00                                 1.09%            1.09%             176%
9/30/99                                 1.23             1.23              122
9/30/98                                 1.30             1.30              134
9/30/97                                 1.78             1.72              173
9/30/96                                 1.99             1.88              275

INVESTOR C CLASS
9/30/00                                 1.09%            1.09%             176%
9/30/99                                 1.23             1.23              122
9/30/98                                 1.46             1.46              134
12/20/96 1 through 9/30/97              1.90 2           1.84 2            173



 1 Commencement of operations of share class.
 2 Annualized.
 3 Sales load not reflected in total return.
 4 Contingent deferred sales load not reflected in total return.
 5 For period 10/1/95 through 5/31/96.
 6 For period 12/1/96 through 11/30/97.
 7 For period 12/1/97 through 11/30/98.
 8 For period 12/1/98 through 9/30/99.
 9 For the period 12/1/99 through 9/30/00.
 * See accompanying footnotes to The DFA Investment Trust Company.
++ Including  expenses  allocated  from the U.S. Large Company Series of The DFA
   Investment Trust Company of 0.06% for the year ended 9/30/00, 0.06% for the year ended 9/30/99, 0.06% for the year ended 9/30/98, 0.07% for the year ended 9/30/97 and 0.12% for the year ended 9/30/96.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

88 & 89

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS

     BlackRock Funds SM ("the Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 39 publicly offered portfolios, 16 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses, which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.


---------------------------------------------------------------------------------------------------------------------
            Portfolio                                                   Share Classes
---------------------------------------------------------------------------------------------------------------------
                                               Institutional                Service                  Investor A
---------------------------------------------------------------------------------------------------------------------
                                         Contractual   Actual       Contractual    Actual     Contractual    Actual
                                            Fees      Fees (4)       Fees (1)     Fees (4)     Fees (2)     Fees (4)
---------------------------------------------------------------------------------------------------------------------
  Large Cap Value Equity                    None        None           0.30%        0.30%        0.50%        0.40%
---------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Equity                   None        None           0.30%        0.30%        0.50%        0.40%
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Value Equity                      None        None           0.30%        0.30%        0.50%        0.40%
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth Equity                     None        None           0.30%        0.30%        0.50%        0.40%
---------------------------------------------------------------------------------------------------------------------
  Small Cap Value Equity                    None        None           0.30%        0.30%        0.50%        0.40%
---------------------------------------------------------------------------------------------------------------------
  Small Cap Growth Equity                   None        None           0.30%        0.30%        0.50%        0.40%
---------------------------------------------------------------------------------------------------------------------
  Micro-Cap Equity                          None        None           0.30%        0.30%        0.50%        0.40%
---------------------------------------------------------------------------------------------------------------------
  Global Science & Technology               None        None           0.30%        0.30%        0.50%        0.40%
---------------------------------------------------------------------------------------------------------------------
  European Equity                           None        None           0.30%        0.30%        0.50%        0.40%
---------------------------------------------------------------------------------------------------------------------
  International Equity                      None        None           0.30%        0.30%        0.50%        0.40%
---------------------------------------------------------------------------------------------------------------------
  International Small Cap Equity            None        None           0.30%        0.30%        0.50%        0.40%
---------------------------------------------------------------------------------------------------------------------
  Asia Pacific Equity                       None        None           0.30%        0.30%        0.50%        0.40%
---------------------------------------------------------------------------------------------------------------------
  International Emerging Markets            None        None           0.30%        0.30%        0.50%        0.40%
---------------------------------------------------------------------------------------------------------------------
  Select Equity                             None        None           0.30%        0.30%        0.50%        0.40%
---------------------------------------------------------------------------------------------------------------------
  Index Equity                              None        None           0.30%        0.30%        0.50%        0.40%
---------------------------------------------------------------------------------------------------------------------
  Balanced                                  None        None           0.30%        0.30%        0.50%        0.40%
---------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
            Portfolio                                       Share Classes
-----------------------------------------------------------------------------------------
                                                 Investor B               Investor C
------------------------------------------------------------------------------------------
                                         Contractual     Actual    Contractual      Actual
                                           Fees (3)     Fees (4)     Fees (3)      Fees (4)
------------------------------------------------------------------------------------------
  Large Cap Value Equity                     1.15%        1.15%        1.15%        1.15%
------------------------------------------------------------------------------------------
  Large Cap Growth Equity                    1.15%        1.15%        1.15%        1.15%
------------------------------------------------------------------------------------------
  Mid-Cap Value Equity                       1.15%        1.15%        1.15%        1.15%
------------------------------------------------------------------------------------------
  Mid-Cap Growth Equity                      1.15%        1.15%        1.15%        1.15%
------------------------------------------------------------------------------------------
  Small Cap Value Equity                     1.15%        1.15%        1.15%        1.15%
------------------------------------------------------------------------------------------
  Small Cap Growth Equity                    1.15%        1.15%        1.15%        1.15%
------------------------------------------------------------------------------------------
  Micro-Cap Equity                           1.15%        1.15%        1.15%        1.15%
------------------------------------------------------------------------------------------
  Global Science & Technology                1.15%        1.15%        1.15%        1.15%
------------------------------------------------------------------------------------------
  European Equity                            1.15%        1.15%        1.15%        1.15%
------------------------------------------------------------------------------------------
  International Equity                       1.15%        1.15%        1.15%        1.15%
------------------------------------------------------------------------------------------
  International Small Cap Equity             1.15%        1.15%        1.15%        1.15%
------------------------------------------------------------------------------------------
  Asia Pacific Equity                        1.15%        1.15%        1.15%        1.15%
------------------------------------------------------------------------------------------
  International Emerging Markets             1.15%        1.15%        1.15%        1.15%
------------------------------------------------------------------------------------------
  Select Equity                              1.15%        1.15%        1.15%        1.15%
------------------------------------------------------------------------------------------
  Index Equity                               1.15%        1.15%        1.15%        1.15%
------------------------------------------------------------------------------------------
  Balanced                                   1.15%        1.15%        1.15%        1.15%
------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of September 30, 2000.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

     The Index Equity Portfolio invests solely in The U.S. Large Company Series of The DFA Investment Trust Company, the financial statements of which are included elsewhere in this report and should be read in conjunction with the financial statements of Index Equity Portfolio.

(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securities, which are primarily traded on foreign securities exchanges, are normally valued at the preceding closing values of such securities on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices or valued on the basis of quotations provided by a pricing service or dealer which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Funds' Board of Trustees. As of September 30, 2000, there were no securities valued in accordance with such procedures.

     The Index Equity Portfolio's investment reflects its proportionate interest in the net assets of The U.S. Large Company Series of The DFA Investment Trust Company.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly for the Portfolios. Net realized capital gains, if any, are distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement  of  operations  that  result from  fluctuations  in foreign currency exchange rates. The Portfolios report forward foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Certain portfolios may enter into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolios' investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparts to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. There were no forward currency contracts held at September 30, 2000.

     SWAP AGREEMENTS -- The Balanced Portfolio may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies. Swap agreements involve the exchange by the Portfolio with another party of its respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     At September 30, 2000, the following Portfolio had swap agreements outstanding:

------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO     COUNTER-PARTY    TERMINATION DATE       INTEREST          INTEREST      NOTIONAL AMOUNT     UNREALIZED APPRECIATION
                                                    RECEIVABLE RATE    PAYABLE RATE     (U.S. DOLLARS)         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
  Balanced     Goldman Sachs       08/07/2010            7.20%             6.71%+         $ 3,000,000             $(59,775)
               Goldman Sachs       08/07/2002            7.05%             6.71%+          11,500,000               66,945
               Goldman Sachs       10/03/2010            6.89%             6.81%+           4,000,000                   --
------------------------------------------------------------------------------------------------------------------------------------

     + Rate shown is the floating rate as of September 30, 2000.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Balanced Portfolio may enter into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the
Portfolio  enters  into  a  reverse  repurchase  agreement,  it  identifies  for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

     FUTURES TRANSACTIONS -- The Portfolios may invest in financial futures contracts solely for the purposes of hedging their existing portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Portfolios invest in futures contracts and options on futures contracts to commit funds awaiting investments in stocks or to maintain cash liquidity or, except with respect to the Index Equity Portfolio, for other hedging purposes. These portfolios' futures contracts obligate a portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION SELLING/PURCHASING -- The Portfolios may invest in financial options contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio sells or purchases an option, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or loss on investment transactions. The Portfolio as writer of an option, may have no control over whether the

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolios did not enter into any written options during the year ended September 30, 2000.

     TBA PURCHASE COMMITMENTS -- The Balanced Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     MORTGAGE DOLLAR ROLLS -- The Balanced Portfolio may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. The Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterpart receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement date made on settlement date, without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

     SECURITIES LENDING -- Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% of the market value of the securities on loan. However, due to market fluctuations, the collateral may fall under 102% of the market value of the securities on loan. On the next business day the collateral is adjusted to meet the 102% requirement based on the prior day's market fluctuations and the current day's security lending activity. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans (including rights to draw on letters of credit) at September 30, 2000, is as follows:


                                                     MARKET VALUE
                                                     OF SECURITIES          VALUE OF        INCOME EARNED ON
                                                        ON LOAN       COLLATERAL RECEIVED  SECURITIES LOANED*
                                                    -------------     -------------------  ------------------
     Large Cap Value Equity Portfolio ............   $113,646,423        $116,542,494          $  240,414
     Large Cap Growth Equity Portfolio ...........    176,100,001         180,545,416             282,826
     Mid-Cap Value Equity Portfolio ..............     33,210,503          34,235,578              53,066
     Mid-Cap Growth Equity Portfolio .............    216,695,070         222,054,626             500,754
     Small Cap Value Equity Portfolio ............     45,456,480          46,911,735             398,818
     Small Cap Growth Equity Portfolio ...........    484,141,480         497,076,216           1,451,811
     International Small Cap Equity Portfolio ....     13,771,353          14,195,400             150,970
     International Emerging Markets Portfolio ....      9,996,442          10,341,550              51,671
     Select Equity Portfolio .....................     67,611,255          69,300,722             208,639
     Balanced Portfolio ..........................     63,273,943          65,180,237             130,591

*Income is included in interest income on the Statements of Operations.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

     The Index Equity Portfolio accrues its respective share of income net of expenses daily on its investment in The U.S. Large Company Series of The DFA Investment Trust Company, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Master Fund are allocated pro rata at the time of such determination.

(B)    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly owned subsidiary of BlackRock, Inc., serves as investment adviser for each of the Fund's Portfolios, except for Index Equity, European Equity and Asia Pacific Equity Portfolios. BlackRock Financial Management, Inc. ("BFM"), a wholly-owned subsidiary of BlackRock, serves as the sub-adviser for Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Micro-Cap Equity, Global Science & Technology, Select Equity, and Balanced Portfolios. BlackRock International, Ltd. ("BIL"), an indirect wholly-owned subsidiary of BlackRock, serves as the investment advisor for the European Equity and Asia Pacific Equity Portfolios and serves as the sub-adviser for the International Equity, International Small Cap Equity and International Emerging Markets Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For their advisory services, BlackRock and BIL (with respect to the European Equity and Asia Pacific Equity Portfolios) are entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average daily net assets:

     Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity, and Balanced Portfolios -- .55% of the first $1 billion, .50% of the next $1 billion, .475% of the next $1 billion, and
 .45% of net assets in excess of $3 billion.

     Mid-Cap Value Equity and Mid-Cap Growth Equity-- .80% of the first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .625% of net assets in excess of $3 billion.

     Micro-Cap Equity Portfolio-- 1.10% of the first $1 billion, 1.05% of the next $1 billion, 1.025% of the next $1 billion, and 1.00% of the net assets in excess of $3 billion.

     Global Science & Technology, European Equity and Asia Pacific Equity Portfolios--.90% of the first $1 billion, .85% of the next $1 billion, .80% of the next 1 billion, .75% of net assets in excess of $3 billion.

     International Equity Portfolio-- .75% of its first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .65% of net assets in excess of $3 billion.

     International Small Cap Equity-- 1.00% of its first $1 billion, .95% of the next $1 billion, .90% of the next $1 billion and .85% of net assets in excess of $3 billion.

     International Emerging Markets Portfolio-- 1.25% of its first $1 billion, 1.20% of the next $1 billion, 1.155% of the next $1 billion, and 1.10% of net assets in excess of $3 billion.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

     For the year ended September 30, 2000, advisory fees and waivers for each Portfolio were as follows:


                                                         GROSS                                  NET
                                                     ADVISORY FEE           WAIVER         ADVISORY FEE
                                                     ------------          --------        ------------
     Large Cap Value Equity Portfolio .......        $11,684,246           $     --        $11,684,246
     Large Cap Growth Equity Portfolio ......          9,138,089                 --          9,138,089
     Mid-Cap Value Equity Portfolio .........          2,172,456                 --          2,172,456
     Mid-Cap Growth Equity Portfolio ........          6,106,488                 --          6,106,488
     Small Cap Value Equity Portfolio .......          3,232,118                 --          3,232,118
     Small Cap Growth Equity Portfolio ......         13,483,790                 --         13,483,790
     Micro-Cap Equity Portfolio .............          6,038,499                 --          6,038,499
     Global Science & Technology Portfolio ..            244,050            207,900             36,150
     European Equity Portfolio ..............             13,240             13,240                 --
     International Equity Portfolio .........         10,127,040            106,173         10,020,867
     International Small Cap Equity Portfolio          1,684,480            156,791          1,527,689
     Asia Pacific Equity Portfolio ..........              7,200              7,200                 --
     International Emerging Markets Portfolio          1,412,346                 --          1,412,346
     Select Equity Portfolio ................         10,280,894                 --         10,280,894
     Balanced Portfolio .....................          4,963,103                 --          4,963,103

     BlackRock pays BIL and BFM fees for their sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the
Fund.   For  these   services,   the   co-administrators   receive  a   combined
administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates:
 .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes are charged an administration fee based on the following percentage of average daily net assets of each respective class: .145% of the first $500 million, .135% of the next $500 million, and .125% of assets in excess of $1 billion.

     For the year ended September 30, 2000, administration fees and waivers for each Portfolio were as follows:


                                                         GROSS                                  NET
                                                    ADMINISTRATION                        ADMINISTRATION
                                                          FEE              WAIVER              FEE
                                                    --------------       ----------       --------------
     Large Cap Value Equity Portfolio .......         $4,573,703         $       --         $4,573,703
     Large Cap Growth Equity Portfolio ......          3,582,474                 --          3,582,474
     Mid-Cap Value Equity Portfolio .........            624,581                 --            624,581
     Mid-Cap Growth Equity Portfolio ........          1,702,307                 --          1,702,307
     Small Cap Value Equity Portfolio .......          1,334,081                 --          1,334,081
     Small Cap Growth Equity Portfolio ......          5,301,926                 --          5,301,926
     Micro-Cap Equity Portfolio .............          1,242,241                 --          1,242,241
     Global Science & Technology Portfolio ..             62,369             59,808              2,561
     European Equity Portfolio ..............              3,384              3,384                 --
     International Equity Portfolio .........          2,913,054                 --          2,913,054
     International Small Cap Equity Portfolio            387,430              5,661            381,769
     Asia Pacific Equity Portfolio ..........              1,840              1,840                 --
     International Emerging Markets Portfolio            259,872                 --            259,872
     Select Equity Portfolio ................          4,017,644                 --          4,017,644
     Index Equity Portfolio .................          4,293,848          1,357,833          2,936,015
     Balanced Portfolio .....................          1,995,004                 --          1,995,004

     Prior to February 1, 1999, BlackRock may have, at its discretion, waived all or any portion of its advisory fees for any Portfolio. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share of classes of a Portfolio.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     The expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreement were as follows:

     Large Cap Value Equity Portfolio .......           .630%    $     --
     Large Cap Growth Equity Portfolio ......           .650%          --
     Mid-Cap Value Equity Portfolio .........           .995%          --
     Mid-Cap Growth Equity Portfolio ........           .995%          --
     Small Cap Value Equity Portfolio .......           .705%          --
     Small Cap Growth Equity Portfolio ......           .690%          --
     Micro-Cap Equity Portfolio .............          1.305%          --
     Global Science & Technology Portfolio ..          1.025%     207,900
     European Equity Portfolio ..............          1.275%      13,240
     International Equity Portfolio .........           .900%     106,173
     International Small Cap Equity Portfolio          1.155%     300,790
     Asia Pacific Equity Portfolio ..........          1.275%       7,200
     International Emerging Markets Portfolio          1.565%          --
     Select Equity Portfolio ................           .645%          --
     Index Equity Portfolio .................           .150%          --
     Balanced Portfolio .....................           .690%          --

     PFPC Trust Co. serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to BlackRock Distributors, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into agreements with various service organizations (including PNC Bank and its affiliates) that provide support service to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the Notes to Financial Statements for fee information.

(C)    PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 2000, purchases and sales of securities, other than short-term and government securities, were as follows:


                                                        PURCHASES               SALES
                                                     --------------        --------------
     Large Cap Value Equity Portfolio .......        $2,660,510,612        $2,890,869,587
     Large Cap Growth Equity Portfolio ......         2,026,211,665         2,136,745,852
     Mid-Cap Value Equity Portfolio .........           538,840,569           611,881,029
     Mid-Cap Growth Equity Portfolio ........         2,951,411,447         2,862,647,204
     Small Cap Value Equity Portfolio .......         1,016,910,411           930,524,864
     Small Cap Growth Equity Portfolio ......         4,846,546,473         5,274,580,656
     Micro-Cap Equity Portfolio .............         2,229,130,011         1,973,333,488
     Global Science & Technology Portfolio ..           208,907,624           118,241,208
     European Equity Portfolio ..............            12,282,486             6,987,407
     International Equity Portfolio .........         2,014,262,815         2,104,166,969
     International Small Cap Equity Portfolio           525,728,698           362,682,205
     Asia Pacific Equity Portfolio ..........             4,786,339             3,999,113
     International Emerging Markets Portfolio           161,938,549           139,097,796
     Select Equity Portfolio ................         1,930,578,406         2,084,082,205
     Balanced Portfolio .....................         1,553,393,620         1,557,141,157

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

     For the year ended September 30, 2000, purchases and sales of government securities were as follows:


                                                       PURCHASES             SALES
                                                     ------------        ------------
     Large Cap Value Equity Portfolio .......        $173,325,786        $127,805,339
     Large Cap Growth Equity Portfolio ......         155,970,464         134,807,127
     Mid-Cap Value Equity Portfolio .........          17,725,573           7,998,578
     Mid-Cap Growth Equity Portfolio ........         382,603,986         282,027,590
     Small Cap Value Equity Portfolio .......          44,123,480          44,128,483
     Small Cap Growth Equity Portfolio ......         641,132,393         581,539,752
     Micro-Cap Equity Portfolio .............         708,515,059         578,137,530
     International Equity Portfolio .........         125,951,458         111,397,171
     International Small Cap Equity Portfolio          83,806,436          17,648,952
     International Emerging Markets Portfolio          13,289,616          13,289,592
     Select Equity Portfolio ................         239,759,661         151,886,793
     Balanced Portfolio .....................         493,820,075         469,934,449

(D)    CAPITAL SHARES

     Transactions in capital shares for each period were as follows:


                                                                  LARGE CAP VALUE EQUITY PORTFOLIO
                                                 -----------------------------------------------------------------
                                                        FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                            9/30/00                             9/30/99
                                                 -----------------------------       -----------------------------
                                                    SHARES           VALUE              SHARES           VALUE
                                                 -----------     -------------       -----------     -------------
Shares sold:
     Institutional Class ..................       21,059,025     $ 303,881,479        15,797,192     $ 270,908,716
     Service Class ........................       12,053,131       174,709,625         8,689,944       144,361,402
     Investor A Class .....................        2,462,922        36,281,976         2,070,872        34,190,765
     Investor B Class .....................          655,508         9,607,967           490,834         8,165,014
     Investor C Class .....................          474,642         6,906,585           170,569         2,828,112
Shares issued in reinvestment of dividends:
     Institutional Class ..................       10,005,910       150,620,221         7,165,359       111,172,052
     Service Class ........................        2,338,854        35,126,386         1,833,214        28,535,980
     Investor A Class .....................          316,742         4,754,137           214,367         3,334,063
     Investor B Class .....................          164,563         2,450,522           113,998         1,751,063
     Investor C Class .....................            6,753           100,487             3,098            47,603
Shares redeemed:
     Institutional Class ..................      (31,819,699)     (467,284,920)      (27,096,900)     (446,346,368)
     Service Class ........................      (15,848,063)     (230,955,752)      (13,089,908)     (217,123,076)
     Investor A Class .....................       (2,944,199)      (43,068,786)       (1,852,518)      (30,719,683)
     Investor B Class .....................         (862,116)      (12,465,860)         (497,375)       (7,973,851)
     Investor C Class .....................         (240,362)       (3,479,269)         (122,202)       (2,014,805)
                                                 -----------     -------------       -----------     -------------
Net decrease ..............................       (2,176,389)    $ (32,815,202)       (6,109,456)    $ (98,883,013)
                                                 ===========     =============       ===========     =============

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



                                                                   LARGE CAP GROWTH EQUITY PORTFOLIO
                                                 -----------------------------------------------------------------
                                                       FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                           9/30/00                             9/30/99
                                                 -----------------------------       -----------------------------
                                                    SHARES             VALUE            SHARES           VALUE
                                                 -----------     -------------       -----------     -------------
Shares sold:
     Institutional Class ..................        5,181,343     $ 125,892,243         7,591,441     $ 159,297,943
     Service Class ........................        7,389,561       176,700,397         8,133,374       176,068,952
     Investor A Class .....................       17,574,002       420,527,918        10,493,707       231,148,193
     Investor B Class .....................        1,390,352        32,834,353           982,692        20,872,400
     Investor C Class .....................          653,884        14,960,690           180,547         3,877,188
Shares issued in reinvestment of dividends:
     Institutional Class ..................        7,371,175       157,669,427         4,074,472        74,888,799
     Service Class ........................        1,832,432        38,975,832           900,137        16,517,521
     Investor A Class .....................          421,781         8,924,882           163,934         2,998,353
     Investor B Class .....................          265,178         5,401,678            72,022         1,285,591
     Investor C Class .....................           11,611           236,510             1,245            22,223
Shares redeemed:
     Institutional Class ..................       (8,687,220)     (209,671,718)      (13,133,040)     (277,125,091)
     Service Class ........................       (8,016,404)     (192,599,343)       (8,323,043)     (180,973,427)
     Investor A Class .....................      (16,991,535)     (406,886,237)       (9,767,428)     (215,298,006)
     Investor B Class .....................         (410,879)      (10,162,906)         (178,864)       (3,782,688)
     Investor C Class .....................         (329,430)       (7,506,989)          (47,581)       (1,028,424)
                                                 -----------     -------------       -----------     -------------
Net increase ..............................        7,655,851     $ 155,296,737         1,143,615     $   8,769,527
                                                 ===========     =============       ===========     =============



                                                                     MID-CAP VALUE EQUITY PORTFOLIO
                                                   ---------------------------------------------------------------
                                                          FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                                             9/30/00                            9/30/99
                                                   ---------------------------         ---------------------------
                                                     SHARES          VALUE               SHARES            VALUE
                                                   ---------     -------------         ---------      ------------
Shares sold:
     Institutional Class ..................        5,107,852     $  59,567,308         5,025,132      $ 60,642,730
     Service Class ........................        2,912,782        33,082,252         3,698,388        44,028,470
     Investor A Class .....................          175,528         2,044,578           260,536         3,060,194
     Investor B Class .....................          127,547         1,478,022            81,254           975,826
     Investor C Class .....................           97,288         1,101,494            33,541           404,297
Shares issued in reinvestment of dividends:
     Institutional Class ..................          432,597         5,009,330            75,196           885,337
     Service Class ........................           85,989           990,785            22,942           269,252
     Investor A Class .....................            7,499            86,394             1,442            17,020
     Investor B Class .....................            8,631            98,310                --                --
     Investor C Class .....................              416             4,743                --                --
Shares redeemed:
     Institutional Class ..................       (9,036,661)     (105,214,137)       (3,828,227)      (44,921,360)
     Service Class ........................       (5,151,263)      (58,857,701)       (2,835,907)      (34,242,407)
     Investor A Class .....................         (263,935)       (3,060,530)         (255,476)       (2,993,142)
     Investor B Class .....................         (203,237)       (2,344,163)         (226,742)       (2,631,529)
     Investor C Class .....................          (59,315)         (665,918)          (20,657)         (249,363)
                                                  ----------     -------------        ----------      ------------
Net increase (decrease) ...................       (5,758,282)    $ (66,679,233)        2,031,422      $ 25,245,325
                                                  ==========     =============        ==========      ============

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------


                                                                  MID-CAP GROWTH EQUITY PORTFOLIO
                                                  ----------------------------------------------------------------
                                                        FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                           9/30/00                              9/30/99
                                                  ----------------------------        ----------------------------
                                                    SHARES           VALUE              SHARES           VALUE
                                                  ----------     -------------        ----------      ------------
Shares sold:
     Institutional Class ..................        6,419,958     $ 154,262,929         3,504,844      $ 55,498,214
     Service Class ........................        2,949,038        67,348,469         4,205,331        62,400,181
     Investor A Class .....................        9,465,029       228,068,714         3,610,752        57,517,568
     Investor B Class .....................        4,320,815       102,883,707           381,925         6,248,344
     Investor C Class .....................        2,640,801        63,978,385            98,506         1,735,544
Shares issued in reinvestment of dividends:
     Institutional Class ..................        5,742,261       100,432,139                --                --
     Service Class ........................          840,743        14,528,044                --                --
     Investor A Class .....................          244,262         4,186,644                --                --
     Investor B Class .....................          255,359         4,267,056                --                --
     Investor C Class .....................           27,175           454,101                --                --
Shares redeemed:
     Institutional Class ..................       (6,018,471)     (140,690,244)       (4,435,443)      (65,847,088)
     Service Class ........................       (4,268,278)     (100,024,522)       (4,330,664)      (67,704,034)
     Investor A Class .....................       (7,180,445)     (173,038,411)       (3,303,017)      (52,666,629)
     Investor B Class .....................         (375,930)       (8,735,382)          (71,267)       (1,089,924)
     Investor C Class .....................         (311,984)       (7,309,060)          (24,066)         (381,068)
                                                  ----------     -------------        ----------      ------------
Net increase (decrease) ...................       14,750,333     $ 310,612,569          (363,099)     $ (4,288,892)
                                                  ==========     =============        ==========      ============


                                                                 SMALL CAP VALUE EQUITY PORTFOLIO
                                                 -----------------------------------------------------------------
                                                        FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                                           9/30/00                             9/30/99
                                                 -----------------------------       -----------------------------
                                                    SHARES           VALUE              SHARES           VALUE
                                                 -----------     -------------       -----------     -------------
Shares sold:
     Institutional Class ..................        6,002,329     $  90,536,104        20,298,294     $ 299,448,109
     Service Class ........................        1,876,242        27,903,469         2,324,549        34,270,132
     Investor A Class .....................        5,814,649        86,661,723         5,766,840        86,938,812
     Investor B Class .....................          123,120         1,810,706           391,921         5,728,660
     Investor C Class .....................          193,780         2,810,743           595,944         8,805,941
Shares issued in reinvestment of dividends:
     Institutional Class ..................          122,971         1,956,585         1,597,197        24,492,817
     Service Class ........................           16,752           265,125           303,563         4,636,210
     Investor A Class .....................            3,850            61,080           119,351         1,826,237
     Investor B Class .....................               --                --            57,793           866,202
     Investor C Class .....................               --                --             4,510            67,561
Shares redeemed:
     Institutional Class ..................      (13,881,814)     (211,758,888)      (22,054,279)     (327,102,916)
     Service Class ........................       (3,448,251)      (51,767,737)       (3,328,146)      (49,721,047)
     Investor A Class .....................       (6,479,454)      (96,435,065)       (6,025,754)      (90,987,256)
     Investor B Class .....................         (736,172)      (11,032,506)         (547,851)       (7,886,789)
     Investor C Class .....................         (552,282)       (7,848,326)         (338,231)       (4,929,110)
                                                 -----------     -------------       -----------     -------------
Net decrease ..............................      (10,944,280)    $(166,836,987)         (834,299)    $ (13,546,437)
                                                 ===========     =============       ===========     =============

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                                    SMALL CAP GROWTH EQUITY PORTFOLIO
                                                 -----------------------------------------------------------------
                                                       FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                                           9/30/00                             9/30/99
                                                 -----------------------------       -----------------------------
                                                    SHARES           VALUE             SHARES            VALUE
                                                 -----------     -------------       -----------     -------------
Shares sold:
     Institutional Class ..................       15,825,088     $ 537,679,305        36,164,852     $ 760,260,165
     Service Class ........................        4,754,778       164,308,526         3,570,627        74,600,527
     Investor A Class .....................       19,702,034       626,566,564        25,439,449       536,475,770
     Investor B Class .....................        1,158,260        41,330,718           177,274         3,624,852
     Investor C Class .....................        1,379,513        51,279,862           117,857         2,602,111
Shares issued in reinvestment of dividends:
     Institutional Class ..................        7,880,918       207,425,770                --                --
     Service Class ........................        1,078,402        27,779,631                --                --
     Investor A Class .....................          363,596         9,282,595                --                --
     Investor B Class .....................          285,588         7,022,605                --                --
     Investor C Class .....................           49,871         1,226,340                --                --
Shares redeemed:
     Institutional Class ..................      (18,453,305)     (630,826,386)      (38,390,530)     (808,904,031)
     Service Class ........................       (3,647,821)     (123,258,453)       (4,919,784)     (105,269,761)
     Investor A Class .....................      (18,199,360)     (572,529,098)      (25,039,792)     (531,355,098)
     Investor B Class .....................         (381,837)      (12,526,233)         (637,563)      (13,080,200)
     Investor C Class .....................         (503,287)      (16,954,766)         (265,980)       (5,744,064)
                                                  ----------     -------------       -----------     -------------
Net increase (decrease) ...................       11,292,438     $ 317,806,980        (3,783,590)    $ (86,789,729)
                                                  ==========     =============       ===========     =============



                                                                    MICRO-CAP EQUITY PORTFOLIO
                                                  ----------------------------------------------------------------
                                                       FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                                           9/30/00                             9/30/99
                                                  ----------------------------       -----------------------------
                                                    SHARES           VALUE             SHARES            VALUE
                                                  ----------     -------------       -----------     -------------
Shares sold:
     Institutional Class ..................        1,587,945     $  60,263,180         1,020,019     $  19,233,459
     Service Class ........................           54,016         2,097,072            21,616           489,808
     Investor A Class .....................        3,392,986       126,838,511         1,687,693        33,381,634
     Investor B Class .....................        3,594,392       126,626,613         1,695,323        33,228,709
     Investor C Class .....................        3,270,759       117,963,378           739,450        14,130,622
Shares issued in reinvestment of dividends:
     Institutional Class ..................          100,965         3,059,242                --                --
     Service Class ........................            1,084            32,697                --                --
     Investor A Class .....................          189,502         5,704,020                --                --
     Investor B Class .....................          212,479         6,327,636                --                --
     Investor C Class .....................           90,264         2,688,049                --                --
Shares redeemed:
     Institutional Class ..................         (475,412)      (19,578,880)          (22,076)         (431,911)
     Service Class ........................          (20,458)         (764,804)           (1,002)          (25,230)
     Investor A Class .....................       (2,055,635)      (83,749,734)         (491,221)       (9,320,163)
     Investor B Class .....................       (1,170,746)      (49,152,149)         (416,050)       (7,168,891)
     Investor C Class .....................       (1,155,679)      (48,497,573)         (112,548)       (2,103,547)
                                                  ----------     -------------       -----------     -------------
Net increase ..............................        7,616,462     $ 249,857,258         4,121,204     $  81,414,490
                                                  ==========     =============       ===========     =============

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------


                                 GLOBAL SCIENCE & TECHNOLOGY PORTFOLIO
                                 -------------------------------------
                                             FOR THE PERIOD
                                       5/15/00 1 THROUGH 9/30/00
                                 -------------------------------------
                                    SHARES                 VALUE
                                 ------------           -----------
Shares sold:
     Institutional Class .....      1,745,300          $ 19,473,736
     Service Class ...........          1,524                17,337
     Investor A Class ........      3,448,637            38,311,551
     Investor B Class ........      4,944,989            55,529,303
     Investor C Class ........      1,078,551            12,239,431
Shares redeemed:
     Institutional Class .....        (33,274)             (389,760)
     Service Class ...........           (168)               (2,000)
     Investor A Class ........       (123,065)           (1,446,747)
     Investor B Class ........       (113,828)           (1,255,101)
     Investor C Class ........        (28,852)             (336,858)
                                   ----------          ------------
Net increase .................     10,919,814          $122,140,892
                                   ==========          ============




                                        EUROPEAN EQUITY PORTFOLIO
                                 -------------------------------------
                                             FOR THE PERIOD
                                       6/23/00 1 THROUGH 9/30/00
                                 -------------------------------------
                                    SHARES                 VALUE
                                 ------------           -----------
Shares sold:
     Institutional Class .....        993,495           $10,075,267
     Service Class ...........             10                   100
     Investor A Class ........         50,838               490,020
     Investor B Class ........         40,200               386,311
     Investor C Class ........         10,609               106,623
Shares redeemed:
     Institutional Class .....       (483,559)           (4,975,822)
     Service Class ...........             --                    --
     Investor A Class ........         (1,124)              (10,771)
     Investor B Class ........             --                    --
     Investor C Class ........             --                    --
                                     --------           -----------
Net increase .................        610,469           $ 6,071,728
                                     ========           ===========

-------------
1 Commencement of operations.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                                   INTERNATIONAL EQUITY PORTFOLIO
                                                 -----------------------------------------------------------------
                                                       FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                                           9/30/00                             9/30/99
                                                 -----------------------------       -----------------------------
                                                   SHARES            VALUE              SHARES           VALUE
                                                 -----------     -------------       -----------     -------------
Shares sold:
     Institutional Class ..................       29,697,322     $ 457,996,747        31,402,726     $ 463,949,155
     Service Class ........................       11,933,247       184,608,990        10,635,877       158,155,940
     Investor A Class .....................       31,961,360       487,329,573        50,467,509       743,669,734
     Investor B Class .....................          163,742         2,495,886            77,168         1,126,871
     Investor C Class .....................          565,172         8,474,235           826,991        12,323,728
Shares issued in reinvestment of dividends:
     Institutional Class ..................        8,845,928       132,243,264         3,680,103        50,627,932
     Service Class ........................        1,062,330        15,774,697           647,890         8,906,499
     Investor A Class .....................          220,617         3,258,096           143,229         1,972,135
     Investor B Class .....................           57,141           827,968            24,881           334,269
     Investor C Class .....................              952            13,795               166             2,238
Shares redeemed:
     Institutional Class ..................      (28,926,417)     (449,928,967)      (41,542,842)     (618,355,921)
     Service Class ........................      (10,734,549)     (167,249,593)      (14,726,890)     (217,586,501)
     Investor A Class .....................      (32,107,602)     (492,613,067)      (50,540,887)     (751,150,069)
     Investor B Class .....................          (99,534)       (1,489,367)         (102,264)       (1,486,680)
     Investor C Class .....................         (503,533)       (7,629,588)         (784,385)      (11,864,841)
                                                 -----------     -------------       -----------     -------------
Net increase (decrease) ...................       12,136,176     $ 174,112,669        (9,790,728)    $(159,375,511)
                                                 ===========     =============       ===========     =============



                                                              INTERNATIONAL SMALL CAP EQUITY PORTFOLIO
                                                 -----------------------------------------------------------------
                                                       FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                                           9/30/00                             9/30/99
                                                 -----------------------------       -----------------------------
                                                   SHARES            VALUE              SHARES           VALUE
                                                 -----------     -------------       -----------     -------------
Shares sold:
     Institutional Class ..................        4,455,314      $109,895,920           448,050       $ 4,561,404
     Service Class ........................           74,174         2,059,328                --                --
     Investor A Class .....................        3,284,442        84,337,844            37,146           437,862
     Investor B Class .....................        2,969,892        77,099,187            57,602           652,229
     Investor C Class .....................        3,146,456        82,180,938            99,084         1,235,218
Shares issued in reinvestment of dividends:
     Institutional Class ..................          175,081         2,510,668           197,614         1,804,929
     Service Class ........................               74             1,058                --                 1
     Investor A Class .....................            9,070           129,335             8,420            76,643
     Investor B Class .....................            8,762           124,151             5,995            54,267
     Investor C Class .....................            3,274            46,389             1,075             9,735
Shares redeemed:
     Institutional Class ..................       (2,703,386)      (65,448,473)         (497,018)       (5,167,663)
     Service Class ........................          (53,871)       (1,594,538)             (507)           (4,570)
     Investor A Class .....................       (1,567,242)      (37,873,960)          (49,458)         (492,659)
     Investor B Class .....................         (612,137)      (14,380,729)          (72,705)         (698,808)
     Investor C Class .....................       (1,251,517)      (29,531,863)          (65,051)         (777,889)
                                                  ----------      ------------          --------       -----------
Net increase ..............................        7,938,386      $209,555,255           170,247       $ 1,690,699
                                                  ==========      ============          ========       ===========

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                                               ASIA PACIFIC EQUITY PORTFOLIO
                                               -----------------------------
                                                       FOR THE PERIOD
                                                  6/23/001 THROUGH 9/30/00
                                               -----------------------------
                                                SHARES               VALUE
                                               -------            ----------
Shares sold:
     Institutional Class ....................    303,910          $3,039,421
     Service Class ..........................         10                 100
     Investor A Class .......................      4,840              47,173
     Investor B Class .......................      1,189              11,600
     Investor C Class .......................        258               2,430
Shares redeemed:
     Institutional Class ....................         --                  --
     Service Class ..........................         --                  --
     Investor A Class .......................       (990)             (9,416)
     Investor B Class .......................        (99)               (935)
     Investor C Class .......................         --                  --
                                                 -------          ----------
Net increase ................................    309,118          $3,090,373
                                                 =======          ==========




                                                            INTERNATIONAL EMERGING MARKETS PORTFOLIO
                                                  ----------------------------------------------------------------
                                                        FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                                            9/30/00                            9/30/99
                                                  ----------------------------        ----------------------------
                                                    SHARES            VALUE             SHARES           VALUE
                                                  ----------      ------------        ----------      ------------
Shares sold:
     Institutional Class ..................        8,368,795      $ 59,320,887         3,696,873      $ 21,125,059
     Service Class ........................        3,985,445        28,335,232         3,907,638        20,310,769
     Investor A Class .....................          356,791         2,518,742           120,435           636,903
     Investor B Class .....................           56,215           399,834            17,949           104,544
     Investor C Class .....................          581,728         4,029,705             6,330            39,528
Shares issued in reinvestment of dividends:
     Institutional Class ..................           57,287           444,544            80,216           387,442
     Service Class ........................           12,418            96,366                --                --
     Investor A Class .....................            1,324            10,206                --                --
     Investor B Class .....................               --                --                --                --
     Investor C Class .....................               --                --                --                --
Shares redeemed:
     Institutional Class ..................       (2,775,999)      (20,354,769)       (7,381,930)      (36,757,040)
     Service Class ........................       (2,509,874)      (18,425,387)       (7,407,493)      (37,688,183)
     Investor A Class .....................         (293,046)       (2,080,517)         (201,435)       (1,058,384)
     Investor B Class .....................          (30,290)         (215,602)          (51,926)         (255,693)
     Investor C Class .....................         (530,758)       (3,652,816)           (4,721)          (27,655)
                                                  ----------      ------------        ----------      ------------
Net increase (decrease) ...................        7,280,036      $ 50,426,425        (7,218,064)     $(33,182,710)
                                                  ==========      ============        ==========      ============

----------
1 Commencement of operations.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                                     SELECT EQUITY PORTFOLIO
                                                  ----------------------------------------------------------------
                                                       FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                           9/30/00                            9/30/99
                                                  ----------------------------       -----------------------------
                                                     SHARES          VALUE              SHARES          VALUE
                                                  ----------     -------------       -----------     -------------
Shares sold:
     Institutional Class ..................        5,706,765     $ 121,352,265         3,518,715     $  72,909,258
     Service Class ........................        5,453,787       115,407,071         6,892,802       144,469,122
     Investor A Class .....................        2,469,235        53,107,885         2,955,667        62,605,786
     Investor B Class .....................        1,279,348        26,830,474         1,226,063        24,933,536
     Investor C Class .....................          353,087         7,402,021           306,736         6,347,571
Shares issued in reinvestment of dividends:
     Institutional Class ..................        4,952,977       102,218,393         2,448,548        45,594,966
     Service Class ........................          843,564        17,393,897           421,271         7,859,068
     Investor A Class .....................          219,108         4,512,603            70,262         1,309,847
     Investor B Class .....................          223,171         4,519,221            73,018         1,334,038
     Investor C Class .....................           11,725           237,322             1,854            33,875
Shares redeemed:
     Institutional Class ..................       (9,501,194)    $(204,524,372)      (12,092,196)     (246,175,674)
     Service Class ........................       (5,843,508)     (124,549,703)       (8,546,926)     (177,915,850)
     Investor A Class .....................       (2,206,082)      (47,138,203)       (1,893,907)      (40,581,471)
     Investor B Class .....................         (737,428)      (15,430,380)         (401,661)       (8,181,420)
     Investor C Class .....................         (134,997)       (2,818,974)         (133,997)       (2,769,559)
                                                  ----------     -------------       -----------     -------------
Net increase (decrease) ...................        3,089,558     $  58,519,520        (5,153,751)    $(108,226,907)
                                                  ==========     =============       ===========     =============




                                                                      INDEX EQUITY PORTFOLIO
                                                  ----------------------------------------------------------------
                                                       FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                           9/30/00                            9/30/99
                                                  ----------------------------       -----------------------------
                                                     SHARES          VALUE              SHARES          VALUE
                                                  ----------     -------------       -----------     -------------
Shares sold:
     Institutional Class ..................        6,870,419     $ 189,251,725         6,095,419      $148,688,653
     Service Class ........................        3,545,420        96,569,599         5,480,520       131,900,497
     Investor A Class .....................        1,980,252        53,433,094         2,440,527        60,306,723
     Investor B Class .....................        3,638,321        97,812,106         7,831,701       189,964,026
     Investor C Class .....................        8,752,848       236,138,773        13,300,108       322,372,621
Shares issued in reinvestment of dividends:
     Institutional Class ..................          168,210         4,670,432           147,842         3,522,326
     Service Class ........................          131,018         3,632,670           138,961         3,329,574
     Investor A Class .....................           20,330           562,400            20,610           492,775
     Investor B Class .....................           36,936         1,005,755            21,200           490,602
     Investor C Class .....................           27,960           761,364            11,544           270,234
Shares redeemed:
     Institutional Class ..................       (3,482,008)      (95,049,851)       (3,699,695)      (92,391,798)
     Service Class ........................       (4,275,711)     (117,259,293)       (3,154,751)      (75,493,333)
     Investor A Class .....................       (2,040,522)      (54,633,522)       (1,190,269)      (28,979,337)
     Investor B Class .....................       (2,747,697)      (73,858,657)       (1,077,777)      (26,231,955)
     Investor C Class .....................       (5,242,731)     (141,096,705)       (1,482,965)      (36,034,246)
                                                  ----------     -------------        ----------      ------------
Net increase ..............................        7,383,045     $ 201,939,890        24,882,975      $602,207,362
                                                  ==========     =============        ==========      ============

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------


                                                                         BALANCED PORTFOLIO
                                                  ----------------------------------------------------------------
                                                       FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                           9/30/00                            9/30/99
                                                  ----------------------------        ----------------------------
                                                     SHARES          VALUE              SHARES          VALUE
                                                  ----------     -------------        ----------      ------------
Shares sold:
     Institutional Class ..................          964,343      $ 19,898,779         1,997,389      $ 39,937,641
     Service Class ........................        1,498,673        30,343,038         3,527,864        70,687,116
     Investor A Class .....................        2,636,178        53,533,538         2,959,512        59,350,546
     Investor B Class .....................        1,495,939        30,371,076         2,743,730        54,907,097
     Investor C Class .....................          273,322         5,581,566           512,414        10,317,100
Shares issued in reinvestment of dividends:
     Institutional Class ..................          728,950        14,650,338           838,782        15,812,164
     Service Class ........................          595,550        12,051,606           638,107        12,231,857
     Investor A Class .....................          339,566         6,851,621           319,974         6,122,560
     Investor B Class .....................          209,183         4,179,863           149,060         2,823,507
     Investor C Class .....................           18,323           364,466             1,048            20,409
Shares redeemed:
     Institutional Class ..................       (3,522,429)      (72,217,255)       (2,298,694)      (45,902,544)
     Service Class ........................       (3,382,907)      (69,358,183)       (2,694,553)      (54,507,394)
     Investor A Class .....................       (2,280,266)      (46,617,738)       (1,823,330)      (35,965,493)
     Investor B Class .....................       (1,488,018)      (30,191,019)         (519,519)      (10,353,322)
     Investor C Class .....................         (208,116)       (4,239,731)          (36,448)         (739,409)
                                                  ----------      ------------        ----------      ------------
Net increase (decrease) ...................       (2,121,709)     $(44,798,035)        6,315,336      $124,741,835
                                                  ==========      ============        ==========      ============

     On September 30, 2000, one shareholder held approximately 13% of the outstanding shares of the Large Cap Value Equity Portfolio and one shareholder held approximately 10% of the outstanding shares of the Micro-Cap Equity Portfolio and two shareholders held approximately 82% of the outstanding shares of the European Equity Portfolio and one shareholder held approximately 97% of the outstanding shares of the Asia Pacific Equity Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.


(E) AT SEPTEMBER 30, 2000, NET ASSETS CONSISTED OF:


                                    LARGE CAP          LARGE CAP              MID-CAP            MID-CAP            SMALL CAP
                                  VALUE EQUITY        GROWTH EQUITY        VALUE EQUITY       GROWTH EQUITY        VALUE EQUITY
                                   PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO
                                 --------------      --------------        ------------        ------------        ------------
Capital paid in ...........      $1,764,424,601      $  885,694,668        $218,666,233        $549,093,428        $453,225,271
Undistributed net
   investment income ......             366,518                  --              66,071                  --             353,641
Accumulated net realized
   gain on investment
   transactions and futures
   contracts ..............         154,366,026         196,347,518           1,485,119         261,708,332          22,104,241
Net unrealized appreciation
   (depreciation) on
   investment transactions
   and futures contracts ..         336,180,699         635,808,484          24,436,902         174,950,422          88,343,368
                                 --------------      --------------        ------------        ------------        ------------
                                 $2,255,337,844      $1,717,850,670        $244,654,325        $985,752,182        $564,026,521
                                 ==============      ==============        ============        ============        ============


                                   SMALL CAP            MICRO-CAP
                                 GROWTH EQUITY           EQUITY
                                    PORTFOLIO           PORTFOLIO
                                 --------------        ------------
Capital paid in ...........      $1,401,914,807        $351,568,905
Undistributed net
   investment income ......           2,481,723                  --
Accumulated net realized
   gain on investment
   transactions and futures
   contracts ..............         636,539,089         127,721,414
Net unrealized appreciation
   (depreciation) on
   investment transactions
   and futures contracts ..         791,722,131         128,625,596
                                 --------------        ------------
                                 $2,832,657,750        $607,915,915
                                 ==============        ============

                                                                             105

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



                                    GLOBAL SCIENCE            EUROPEAN         INTERNATIONAL          INTERNATIONAL
                                     & TECHNOLOGY              EQUITY             EQUITY             SMALL CAP EQUITY
                                      PORTFOLIO              PORTFOLIO           PORTFOLIO              PORTFOLIO
                                     ------------            ----------        --------------          ------------
Capital paid in ............         $121,832,154            $6,056,785        $1,106,862,746          $231,737,996
Undistributed net
   investment income (loss)                    --                    --            (9,508,104)             (541,424)
Accumulated net realized
   gain (loss) on investment
   transactions, futures
   contracts and foreign
   exchange contracts ......           (5,841,221)              (59,386)          154,289,292           (25,502,551)
Net unrealized appreciation
   (depreciation) on
   investment transactions,
   futures contracts and
   foreign exchange
   contracts ...............           20,033,820              (195,276)           31,823,794            19,895,768
                                     ------------            ----------        --------------          ------------
                                     $136,024,753            $5,802,123        $1,283,467,728          $225,589,789
                                     ============            ==========        ==============          ============



                                     ASIA PACIFIC        INTERNATIONAL
                                        EQUITY          EMERGING MARKETS
                                      PORTFOLIO            PORTFOLIO
                                      ----------        ----------------
Capital paid in ............          $3,082,410          $201,698,534
Undistributed net
   investment income (loss)                5,495               567,815
Accumulated net realized
   gain (loss) on investment
   transactions, futures
   contracts and foreign
   exchange contracts ......              41,273           (60,687,861)
Net unrealized appreciation
   (depreciation) on
   investment transactions,
   futures contracts and
   foreign exchange
   contracts ...............            (272,700)          (11,990,319)
                                      ----------          ------------
                                      $2,856,478          $129,588,169
                                      ==========          ============


                                          SELECT               INDEX
                                          EQUITY               EQUITY                BALANCED
                                        PORTFOLIO             PORTFOLIO             PORTFOLIO
                                      --------------       --------------          ------------
Capital paid in ...............       $1,030,033,424       $1,411,777,353          $579,121,214
Undistributed net
   investment income ..........              323,370                   --             1,499,544
Accumulated net realized
   gain (loss) on investment
   transactions, futures, swaps
   contracts and foreign
   exchange contracts .........          268,712,166          (25,885,546)          115,998,409
Net unrealized appreciation
   (depreciation) on
   investment transactions,
   futures, swaps contracts
   and foreign exchange
   contracts ..................          569,289,565          644,161,464           150,896,408
                                      --------------       --------------          ------------
                                      $1,868,358,525       $2,030,053,271          $847,515,575
                                      ==============       ==============          ============

(F) CAPITAL LOSS CARRYOVERS

     At September 30, 2000, capital loss carryovers were available to offset possible future realized capital gains as follows:

                                                     CARRY LOSS       YEAR OF
                                                    CARRYFORWARD    EXPIRATION
                                                    ------------    -----------
Global Science & Technology Portfolio:              $ 5,068,539        2008
International Emerging Markets Portfolio:            24,240,648        2006
                                                        703,087        2007
                                                     33,455,521        2008

     At September 30, 2000, deferred post-October capital losses for the International Small Cap Equity Portfolio were $23,463,385 and for the International Emerging Markets Portfolio were $2,269,272. At September 30, 2000 deferred post-October currency losses for the International Equity Portfolio were $9,508,104, for the International Small Cap Equity Portfolio were $541,424 and for the International Emerging Markets Portfolio were $414,042.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF BLACKROCK FUNDS:

In our opinion, the accompanying statements of net assets of the Micro-Cap Equity, Global Science & Technology, International Equity, Asia Pacific and Index Equity Portfolios and the statements of assets and liabilities, including the schedules of investments, of the Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, European Equity, International Small Cap Equity, International Emerging Markets, Select Equity and Balanced Portfolios (constituting the equity portfolios of BlackRock Funds, hereafter referred to as the "Fund") and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Micro-Cap Equity, Global Science & Technology, European Equity, International Equity, International Small Cap Equity, Asia Pacific, International Emerging Markets, Select Equity, Index Equity and Balanced Portfolios of the Fund at September 30, 2000, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
November 17, 2000

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        THE DFA INVESTMENT TRUST COMPANY

                          THE U.S. LARGE COMPANY SERIES

                       TEN MONTHS ENDED SEPTEMBER 30, 2000
                                   (UNAUDITED)

TABLE OF CONTENTS                               THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                          Page
    Schedule of Investments ...............................111
    Statement of Assets and Liabilities ...................119
    Statements of Operations ..............................121
    Statements of Changes in Net Assets ...................122
    Financial Highlights ..................................123
    Notes to Financial Statements .........................124
    Report of Independent Accountants .....................126


THIS REPORT IS SUBMITTED FOR THE INFORMATION OF THE FUND'S SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

-----------------------------------------------------------------------------
                                                       SEPTEMBER 30, 2000
                                                   --------------------------
                                                          (UNAUDITED)
                                                    SHARES          VALUE+
                                                   ---------   --------------
  COMMON STOCKS -- (99.8%)
   Abbott Laboratories .........................     407,600   $   19,386,475
   Adaptec Inc. ................................      26,000          520,813*
   ADC Telecommunications, Inc. ................     185,800        4,975,956*
   Adobe Sys Inc. ..............................      31,600        4,906,888
   Advanced Micro Devices, Inc. ................      82,100        1,939,613*
   AES Corp. ...................................     120,000        8,220,000*
   Aetna Inc. ..................................      37,300        2,165,731
   AFLAC, Inc. .................................      69,900        4,477,969
   Agilent Tech, Inc. ..........................     119,023        5,824,688*
   Air Products & Chemicals, Inc. ..............      60,200        2,167,200
   Alberto Culver Co. ..........................      14,700          423,544
   Albertson's, Inc. ...........................     111,300        2,337,300
   Alcan Aluminum, Ltd. ........................      57,500        1,663,906#
   Alcoa Inc. ..................................     227,700        5,763,656
   Allegheny Technologies, Inc. ................      21,350          386,969
   Allergan, Inc. ..............................      34,700        2,929,981
   Allied Waste Industries, Inc. ...............      51,800          475,913*
   Allstate Corp. ..............................     193,200        6,713,700
   Alltel Corp. ................................      83,200        4,342,000
   Altera Corp. ................................     104,800        5,007,475*
   Alza Corp. ..................................      30,400        2,629,600*
   Amerada Hess Corp. ..........................      23,700        1,586,419
   Ameren Corp. ................................      36,000        1,507,500
   America Online ..............................     607,500       32,653,125*
   American Electric Power, Inc. ...............      84,560        3,308,410
   American Express Co. ........................     350,100       21,268,575
   American General Corp. ......................      66,400        5,179,200
   American Greetings Corp. Class A ............      17,000          297,500
   American Home Products Corp. ................     342,700       19,383,969
   American International Group, Inc. ..........     608,600       58,235,413
   American Power Coversion Corp. ..............      51,200          979,200*
   Amgen, Inc. .................................     270,600       18,857,438
   AMR Corp. ...................................      39,400        1,287,888*
   Amsouth Bancorp .............................      99,100        1,238,750
   Anadarko Petroleum Corp. ....................      63,976        4,251,845
   Analog Devices, Inc. ........................      93,500        7,719,594*
   Andrew Corp. ................................      21,300          558,459*
   Anheuser-Busch Companies, Inc. ..............     237,800       10,061,913
   AON Corp. ...................................      67,000        2,629,750
   Apache Corp. ................................      32,000        1,892,000
   Apple Computer, Inc. ........................      85,700        2,204,097*
   Applied Materials, Inc. .....................     213,300       12,638,025*
   Archer-Daniels Midlands Co. .................     166,215        1,433,604
   Armstrong World Industries, Inc. ............      10,700          127,731
   Ashland, Inc. ...............................      18,400          619,850
   Associates First Capital Corp. Class A ......     191,600        7,280,800
   AT&T Corp. ..................................     987,815       29,017,066
   Autodesk, Inc. ..............................      15,100          382,691
   Automatic Data Processing, Inc. .............     164,900       11,027,688
   Autozone, Inc. ..............................      33,500          760,031*
   Avery Dennison Corp. ........................      29,300        1,358,788
   Avon Product, Inc. ..........................      62,300        2,546,513
   B B & T Corp. ...............................     105,100        3,166,138
   Baker Hughes Inc. ...........................      86,900        3,226,163
   Ball Corporation ............................       7,600          240,825
   Bank of America Corp ........................     432,100       22,631,238
   Bank of New York Co., Inc. ..................     194,300       10,892,944
   Bank One Corporation ........................     304,200       11,749,725
   Bard C.R. Inc. ..............................      13,400          566,150
   Barrick Gold Corp. ..........................     104,200        1,589,050
   Bausch & Lomb, Inc. .........................      14,000          545,125
   Baxter International Inc. ...................      76,800        6,129,600
   Bear Stearns Companies, Inc. ................      28,300        1,782,900
   Becton, Dickinson & Co. .....................      66,700        1,763,381
   Bed Bath and Beyond, Inc. ...................      74,300        1,808,741*

-----------------------------------------------------------------------------
                                                       SEPTEMBER 30, 2000
                                                   --------------------------
                                                          (UNAUDITED)
                                                    SHARES          VALUE+
                                                   ---------   --------------
   BellSouth Corp. .............................     492,800   $   19,835,200
   Bemis Co., Inc. .............................      14,000          449,750
   Best Buy Inc. ...............................      54,200        3,448,475*
   Bestfood Inc. ...............................      73,200        5,325,300
   Bethlehem STL Corp. .........................      34,800          104,400*
   Biogen Inc. .................................      39,000        2,380,219*
   Biomet Inc. .................................      46,700        1,635,959
   Black & Decker Corp. ........................      21,900          748,706
   Block (H&R) Corp. ...........................      25,700          952,506
   BMC Software, Inc. ..........................      64,900        1,239,184*
   Boeing Co. ..................................     236,100       14,874,300
   Boise Cascade Corp. .........................      15,000          398,438
   Boston Scientific Corp. .....................     106,900        1,757,169*
   Briggs & Stratton Corp. .....................       5,700          215,531
   Bristol Myers Squibb Co. ....................     517,200       29,545,050
   Broadcom Corp. ..............................      58,600       14,287,413*
   Brown-Forman Corp. Class B ..................      18,100          990,975
   Brunswick Corp. .............................      22,900          417,925
   Burlington Northern Santa Fe Corp. ..........     106,300        2,292,094
   Burlington Resources, Inc. ..................      56,600        2,083,588
   Cabletron Systems, Inc. .....................      48,400        1,421,750*
   Campbell Soup Co. ...........................     110,700        2,864,363
   Capital One Financial Corp. .................      51,700        3,622,231
   Cardinal Health, Inc. .......................      73,300        6,464,144
   Carnival Corp. ..............................     155,000        3,816,875
   Caterpillar, Inc. ...........................      90,700        3,061,125
   Cendant Corporation .........................     191,100        2,078,213*
   Centex Corp. ................................      15,500          497,938
   Century, Inc. ...............................      36,900        1,005,525
   Ceridian Corp. ..............................      38,206        1,072,156*
   Chapter One Financial, Inc. .................      55,360        1,349,400
   Chase Manhattan Corp. .......................     344,100       15,893,119
   Chevron Corp. ...............................     171,600       14,628,900
   Chubb Corp. .................................      46,000        3,639,750
   Cigna Corp. .................................      41,500        4,332,600
   Cincinnati Financial Corp. ..................      42,200        1,499,419
   Cinergy Corp. ...............................      41,793        1,381,781
   Circuit City Stores, Inc.
     (Circuit City Group) ......................      54,000        1,242,000
   Cisco Systems, Inc. .........................   1,866,500      103,124,125*
   CIT Group, Inc. .............................      69,000        1,207,500
   Citigroup, Inc. .............................   1,183,500       63,982,969
   Citrix Sys Inc. .............................      48,800          980,575*
   Clear Channel Communications, Inc. ..........     153,900        8,695,350*
   Clorox Co. ..................................      61,600        2,437,050
   CMS Energy Corp. ............................      29,000          781,188
   Coastal Co. .................................      56,200        4,165,825
   Coca Cola Co. ...............................     651,300       35,902,913
   Cocoa-Cola Enterprises, Inc. ................     110,000        1,753,125
   Colgate-Palmolive Co. .......................     150,900        7,122,480
   Columbia Energy Group .......................      20,900        1,483,900
   Comcast Corp. Class A Special ...............     238,100        9,747,219*
   Comerica, Inc. ..............................      41,050        2,398,859
   Compaq Computer Corp. .......................     447,200       12,333,776
   Computer Associations
     International, Inc. .......................     155,300        3,911,619
   Computer Sciences Corp. .....................      44,300        3,289,275*
   Compuware Corp. .............................      96,000          802,500*
   Comverse Technology, Inc. ...................      41,100        4,440,084*
   Conagra Inc. ................................     140,200        2,812,763
   Conexant Systems Inc. .......................      60,100        2,514,809*
   Conoco, Inc. ................................     163,800        4,412,363
   Conseco Inc. ................................      85,600          652,700#
   Consolidated Edison Inc. ....................      55,900        1,907,588#
   Consolidated Stores Corp. ...................      29,200          394,200*
   Constellation Energy Group ..................      39,450        1,962,638
   Convergys Corp. .............................      40,500        1,574,438*
   Cooper Industries, Inc. .....................      24,600          867,150

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

-----------------------------------------------------------------------------
                                                       SEPTEMBER 30, 2000
                                                   --------------------------
                                                          (UNAUDITED)
                                                    SHARES          VALUE+
                                                   ---------   --------------
   Cooper Tire & Rubber ........................      19,100   $      192,194
   Coors (Adolph) Co. Class B ..................       9,700          612,919
   Corning, Inc. ...............................      77,200       22,928,400
   Costco Wholesale Corp. ......................     117,500        4,108,828*
   Countrywide Credit Industries, Inc. .........      30,100        1,136,275
   CP&L Energy, Inc. ...........................      41,900        1,746,706
   Crane Co. ...................................      16,000          366,000
   Crown, Cork & Seal Co., Inc. ................      33,100          353,756
   CSX Corporation .............................      57,600        1,256,400
   Cummins Engine Co., Inc. ....................      10,900          326,319
   CVS Corp. ...................................     102,600        4,751,663
   Dana Corp. ..................................      39,200          842,800
   Danaher Corp. ...............................      37,300        1,855,675
   Darden Restaurants, Inc. ....................      32,100          668,081
   Deere & Co. .................................      61,600        2,048,200
   Dell Computer Corp. .........................     680,600       20,949,719*
   Delphi Automotive Systems Corp. .............     147,300        2,227,913
   Delta Air Lines, Inc. .......................      32,300        1,433,313
   Deluxe Corp. ................................      19,000          385,938
   Devon Energy Corp. ..........................      33,500        2,015,025
   Dillards, Inc. Class A ......................      24,600          261,375
   Disney (Walt) Co. ...........................     548,400       20,976,300
   Dollar General Corp. ........................      86,400        1,447,200
   Dominion Resources, Inc. VA .................      62,700        3,640,519
   Donnelley (R.R.) & Sons Co. .................      32,100          788,456
   Dover Corp. .................................      53,500        2,511,156
   Dow Chemical Co. ............................     178,400        4,448,850
   Dow Jones & Co., Inc. .......................      23,100        1,397,550
   DTE Energy Co. ..............................      37,600        1,438,200
   Duke Energy Corporation .....................      96,900        8,309,175
   Dun & Bradstreet ............................      42,600        1,467,038
   DuPont (E.I.) de Nemours & Co., Inc .........     274,200       11,362,163
   Eastern Enterprises .........................       7,100          453,069
   Eastman Chemical Co. ........................      20,200          746,138
   Eastman Kodak Co. ...........................      80,800        3,302,700
   Eaton Corp. .................................      19,300        1,189,363
   Ecolab, Inc. ................................      33,700        1,215,306
   Edison International ........................      85,600        1,653,150
   El Paso Energy Corp. ........................      61,300        3,777,613
   Electronic Data Systems Corp. ...............     122,600        5,087,900
   EMC Corp. MA ................................     573,400       56,838,275*
   Emerson Electric Co. ........................     112,500        7,537,500
   Engelhard Corp. .............................      33,600          546,000
   Enron Corp. .................................     194,300       17,025,538
   Entergy Corp. ...............................      58,700        2,186,575
   Equifax Inc. ................................      37,200        1,002,075
   Exxon Corp. .................................     916,300       81,665,238
   Fannie Mae ..................................     265,100       18,954,650
   Federated Department Stores, Inc. ...........      54,600        1,426,425*
   Fedex Corp. .................................      74,800        3,316,632*
   Fifth Third Bancorp .........................     122,150        6,577,014
   First Data Corp. ............................     106,500        4,160,156
   First Energy Corp. ..........................      60,200        1,621,638
   First Union Corp. ...........................     259,200        8,343,000
   Firstar Corp. ...............................     252,200        5,642,975
   FleetBoston Financial Corp. .................     237,400        9,258,600
   Florida Progress Corp. ......................      25,900        1,371,081
   Fluor Corp. .................................      19,900          597,000
   FMC Corp. ...................................       8,000          536,500*
   Ford Motor Co. ..............................     498,000       12,605,625*
   Fort James Corporation ......................      53,900        1,647,319
   Fortune Brands, Inc. ........................      41,300        1,094,450
   FPL Group, Inc. .............................      46,900        3,083,675
   Franklin Resources, Inc. ....................      64,200        2,852,406
   Freddie Mac .................................     183,000        9,893,438

-----------------------------------------------------------------------------
                                                       SEPTEMBER 30, 2000
                                                   --------------------------
                                                          (UNAUDITED)
                                                    SHARES          VALUE+
                                                   ---------   --------------
   Freeport McMoran Copper & Gold, Inc.
     Class B ...................................      40,200   $      354,263*
   Gannett Co., Inc. ...........................      69,100        3,662,300
   Gap Inc. ....................................     223,800        4,503,975
   Gateway, Inc. ...............................      84,900        3,969,075*
   General Dynamics Corp. ......................      52,000        3,266,250
   General Electric Co. ........................   2,605,400      150,299,013
   General Mills, Inc. .........................      75,100        2,666,050
   General Motors Corp. ........................     140,900        9,158,500
   Genuine Parts Co. ...........................      46,100          878,781
   Georgia Pacific Corp. .......................      44,900        1,055,150
   Gillette Co. (THE) ..........................     277,000        8,552,375
   Global Crossing Ltd. ........................     231,400        7,180,631*
   Golden West Financial Corp. .................      41,700        2,236,163
   Goodrich (B.F.) Co. .........................      26,800        1,050,225
   Goodyear Tire & Rubber Co. ..................      41,200          741,600
   GPU, Inc. ...................................      32,000        1,038,000
   Grainger (W.W.) Inc. ........................      24,700          649,919
   Great Lakes Chemical Corp. ..................      13,700          401,581
   Guidant Corp. ...............................      80,500        5,690,344*
   Halliburton Co. .............................     117,000        5,725,688
   Harcourt General, Inc. ......................      19,223        1,134,157
   Harley Davidson .............................      79,600        3,810,850
   Harrahs Entertainment, Inc. .................      30,700          844,250*
   Hartford Financial Services Group, Inc. .....      59,200        4,317,900
   Hasbro, Inc. ................................      45,300          518,119
   HCA - The Healthcare Co. ....................     146,700        5,446,238
   Healthsouth Corp. ...........................     101,500          824,688*
   Heinz (H.J.) Co. ............................      91,200        3,380,100
   Hercules, Inc. ..............................      28,300          399,738
   Hershey Foods Corp. .........................      36,100        1,953,913
   Hewlett-Packard Co. .........................     262,400       25,452,800
   Hilton Hotels Corp. .........................      97,000        1,121,563
   Home Depot, Inc. ............................     609,200       32,325,675
   Homestake Mining Co. ........................      69,200          358,975
   Honeywell, Inc. .............................     210,700        7,506,188
   Household International, Inc. ...............     124,100        7,027,163
   Humana, Inc. ................................      43,600          468,700*
   Huntington Bancshares, Inc. .................      66,110          973,057
   Illinois Tool Works, Inc. ...................      79,500        4,442,063
   IMS Health, Inc. ............................      78,200        1,622,650
   Inco, Ltd. ..................................      47,800          770,775*
   Ingersoll-Rand Co. ..........................      42,500        1,439,688
   Intel Corp. .................................   1,766,000       73,344,188
   International Business Machines Corp. .......     463,200       52,110,000
   International Flavors & Fragrances, Inc. ....      26,200          478,150
   International Paper Co. .....................     127,394        3,654,615
   Interpublic Group of Companies, Inc. ........      81,100        2,762,469
   ITT Industries, Inc. ........................      23,100          749,306
   JDS Uniphase Corp. ..........................     246,000       23,285,438*
   Jefferson-Pilot Corp. .......................      27,200        1,846,200
   Johnson & Johnson ...........................     365,600       34,343,550
   Johnson Controls Inc. .......................      22,500        1,196,719
   K Mart Corp. ................................     126,400          758,400*
   Kaufman & Broad Home Corp. ..................      12,700          342,106
   Kellogg Co. .................................     106,700        2,580,806
   Kerr-McGee Corp. ............................      24,800        1,643,000#
   Keycorp .....................................     113,200        2,865,375
   Keyspan Corp. ...............................      35,300        1,416,413
   Kimberly Clark Corp. ........................     141,400        7,891,888
   KLA-Tencor Corp. ............................      48,800        2,011,475*#
   Knight Ridder, Inc. .........................      19,900        1,011,169
   Kohls Corp. .................................      86,500        4,989,969*
   Kroger Co. ..................................     217,300        4,902,831*
   Leggett and Platt, Inc. .....................      51,700          817,506

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

-----------------------------------------------------------------------------
                                                       SEPTEMBER 30, 2000
                                                   --------------------------
                                                          (UNAUDITED)
                                                    SHARES          VALUE+
                                                   ---------   --------------
   Lehman Brothers Holdings, Inc. ..............      31,800   $    4,698,450#
   Lexmark International Group, Inc. ...........      33,600        1,260,000*
   Lilly (Eli) & Co. ...........................     297,200       24,110,350
   Limited, Inc. ...............................     113,600        2,506,300
   Lincoln National Corp. ......................      50,200        2,415,875
   Linear Technologies, Corp. ..................      82,000        5,312,063
   Liz Claiborne, Inc. .........................      14,100          542,850
   Lockheed Martin Corp. .......................     112,300        3,701,408
   Loews Corp. .................................      26,000        2,167,750
   Longs Drug Stores Corp. .....................      10,000          191,250
   Louisiana-Pacific Corp. .....................      27,400          251,738
   Lowe's Companies, Inc. ......................     100,600        4,514,425
   LSI Logic Corp. .............................      81,700        2,389,725*
   Lucent Technologies, Inc. ...................     878,200       26,839,988
   Mallinckrodt, Inc. ..........................      17,700          807,563
   Manor Care, Inc. ............................      26,900          421,994*
   Marriott International, Inc. Class A ........      63,000        2,295,563
   Marsh & McLennan Cos., Inc. .................      71,600        9,504,900
   Masco Corp. .................................     120,200        2,238,725
   Mattel, Inc. ................................     112,200        1,255,238
   Maxim Integrated Products ...................      74,500        5,990,266*
   May Department Stores Co. ...................      83,600        1,713,800
   Maytag Corp. ................................      20,400          633,675
   MBIA, Inc. ..................................      25,800        1,835,025
   MBNA Corp. ..................................     224,100        8,627,850
   McDermott International, Inc. ...............      15,900          174,900
   McDonalds Corp. .............................     347,200       10,481,100
   McGraw-Hill Companies, Inc. .................      51,400        3,267,113
   McKesson HBOC, Inc. .........................      74,800        2,286,075
   Mead Corp. ..................................      26,900          628,788
   Medimmune, Inc. .............................      55,300        4,273,653*
   Medtronic Inc. ..............................     315,000       16,320,938
   Mellon Financial Corp. ......................     128,300        5,949,913
   Merck & Co., Inc. ...........................     604,900       45,027,244
   Mercury Interactive Corp. ...................      21,100        3,308,084*
   Meredith Co. ................................      13,300          392,350
   Merrill Lynch & Co., Inc. ...................     211,300       13,945,800
   MGIC Investment Corp. .......................      28,000        1,711,500
   Micron Tech .................................     148,400        6,826,400*
   Microsoft Corp. .............................   1,384,300       83,490,594*
   Millipore Corp. .............................      12,200          590,938
   Minnesota Mining & Manufacturing Co. ........     104,200        9,495,225
   Molex Inc. ..................................      51,600        2,807,363
   Morgan (J.P.) & Co., Inc. ...................      41,900        6,845,413
   Morgan Stanley Dean Witter ..................     296,100       27,074,644
   Motorola, Inc. ..............................     573,400       16,198,550
   Nabisco Group Holdings Corp. ................      85,900        2,448,150
   National City Corp. .........................     159,700        3,533,363
   National Semiconductor Corp. ................      46,800        1,883,700*
   National Service Industries, Inc. ...........      10,700          209,319
   Navistar International Corp. ................      15,600          467,025*
   NCR Corp ....................................      25,300          956,656*
   Network Appliance Corp. .....................      82,400       10,498,275*
   New York Times Class A ......................      44,000        1,729,750
   Newell Rubbermaid, Inc. .....................      70,000        1,596,875
   Newmont Mining Corp. ........................      44,258          752,386
   Nextel Communications Corp.
     Class A ...................................     200,200        9,365,606*
   Niagara Mohawk Holdings, Inc. ...............      42,200          664,650*
   Nicor, Inc. .................................      12,100          437,869
   Nike, Inc. Class B ..........................      71,100        2,848,444
   Nordstrom, Inc. .............................      34,200          532,238
   Norfolk Southern Corp. ......................     101,000        1,477,125
   Nortel Networks Corp. .......................     785,500       46,786,344
   Northern Trust Corp. ........................      58,500        5,201,016
   Northrop Grumman Corp. ......................      18,800        1,708,450
   Novell, Inc. ................................      85,400          849,997*

-----------------------------------------------------------------------------
                                                       SEPTEMBER 30, 2000
                                                   --------------------------
                                                          (UNAUDITED)
                                                    SHARES          VALUE+
                                                   ---------   --------------
   Novellus Systems, Inc. ......................      34,500     $  1,607,484*
   Nucor Corp. .................................      21,300          641,663
   Occidental Petroleum Corp. ..................      97,200        2,120,175
   Office Depot, Inc. ..........................      80,400          628,125*
   Old Kent Finl ...............................      35,925        1,039,580
   Omnicom Group, Inc. .........................      46,600        3,398,888
   Oneok, Inc. .................................       7,700          306,075
   Oracle Systems Corp. ........................     740,300       58,298,625*
   Owens Corning ...............................      14,600           38,325#
   Owens-Illinois, Inc. ........................      38,400          355,200*
   Paccar, Inc. ................................      20,200          749,294
   Pactiv Corporation ..........................      44,500          497,844*
   Paine Webber Group, Inc. ....................      39,000        2,656,875
   Pall Corp. ..................................      32,400          645,975
   Palm, Inc. ..................................     148,400        7,860,563*
   Parametric Technology Corp. .................      71,500          784,266*
   Parker-Hannifin Corp. .......................      29,525          996,469
   Paychex, Inc. ...............................      97,850        5,158,530
   PE Corp. - PE Biosystems Group ..............      54,900        6,395,850
   PECO Energy Co. .............................      44,700        2,707,144
   Penney (J.C.) Co., Inc. .....................      68,700          811,519
   Peoples Energy Corp. ........................       9,300          310,388
   Peoplesoft, Inc. ............................      73,700        2,061,297*
   Pepsico, Inc. ...............................     379,400       17,452,400
   PerkinElmer, Inc. ...........................      13,100        1,367,313
   Pfizer, Inc. ................................   1,660,650       74,625,459
   PG&E Corp. (Holding Co.) ....................     101,500        2,455,031
   Pharmacia & Upjohn, Inc. ....................     341,600       20,560,050
   Phelps Dodge Corp. ..........................      20,600          860,050
   Philip Morris Companies, Inc. ...............     592,600       17,444,663
   Philips Petroleum Co. .......................      66,900        4,197,975#
   Pinnacle West Capital Corp. .................      22,200        1,129,425
   Pitney Bowes, Inc. ..........................      67,300        2,654,144
   Placer Dome, Inc. ...........................      86,100          812,569
   PNC Financial Services Group ................      75,800        4,927,000
   Polaroid Corp. ..............................      11,800          158,563
   Potlatch Corp. ..............................       7,400          234,025
   PP&L Resources, Inc. ........................      38,000        1,586,500
   PPG Industries, Inc. ........................      45,700        1,813,719
   Praxiar, Inc. ...............................      41,700        1,558,538
   Price (T. Rowe) Associates, Inc. ............      31,800        1,493,606
   Proctor & Gamble Co. ........................     343,800       23,034,600
   Progressive Corp. ...........................      19,300        1,580,188
   Providian Financial Corp. ...................      37,400        4,749,800
   Public Service Enterprise Group, Inc. .......      56,500        2,524,844
   Pulte Corp. .................................      10,600          349,800
   Quaker Oats Co. .............................      34,900        2,761,463
   Qualcomm, Inc. ..............................     196,000       13,965,000*
   Quintiles Transnational Corp. ...............      30,400          485,450*
   Qwest Communication International, Inc. .....     436,976       21,002,159*
   Radioshack Corp. ............................      48,900        3,160,163
   Ralston Purina Group ........................      80,700        1,911,581
   Raytheon Co. Class B ........................      89,500        2,545,156
   Reebok International, Ltd. ..................      15,000          282,188*
   Regions Financial Corp. .....................      57,500        1,313,516
   Reliant Energy, Inc. ........................      77,500        3,603,750
   Rockwell International (NEW) ................      48,800        1,476,200
   Rohm & Haas Co. .............................      57,000        1,656,563
   Rowan Companies, Inc. .......................      24,800          719,200*
   Royal Dutch Petroleum Co. Den Haag
     (N.Y. Registry) ...........................     563,800       33,792,763
   Russell Corp. ...............................       8,500          134,938
   Ryder Systems, Inc. .........................      15,600          287,625
   Sabre Hldgs Co. .............................      33,922          981,618*
   Safeco Corp. ................................      33,600          917,700
   Safeway, Inc. ...............................     130,700        6,102,056*

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

-----------------------------------------------------------------------------
                                                       SEPTEMBER 30, 2000
                                                   --------------------------
                                                          (UNAUDITED)
                                                    SHARES          VALUE+
                                                   ---------   --------------
   Saint Jude Medical, Inc. ....................      22,050     $  1,124,550*
   Saint Paul Companies, Inc. ..................      58,900        2,904,506
   Sanmina Corp. ...............................      39,800        3,730,006*
   Sapient Corp. ...............................      31,100        1,264,409*
   Sara Lee Corp ...............................     228,800        4,647,500
   SBC Communications, Inc. ....................     891,800       44,590,000
   Schering-Plough Corp. .......................     385,200       17,911,800
   Schlumberger, Ltd. ..........................     149,800       12,330,413
   Schwab (Charles) Corp. ......................     363,000       12,886,500
   Scientific-Atlanta, Inc. ....................      41,900        2,665,888
   Seagate Technology, Inc. ....................      60,100        4,146,900*
   Seagram Co., Ltd. ...........................     114,900        6,599,569
   Sealed Air Corp. ............................      22,092          999,663*
   Sears, Roebuck & Co. ........................      90,100        2,921,042
   Sempra Energy ...............................      53,645        1,116,487
   Sherwin-Williams Co. ........................      42,700          912,713
   Siebl Systems, Inc ..........................     109,800       12,218,681*
   Sigma-Aldrich Corp ..........................      21,200          700,925
   Snap-On, Inc. ...............................      15,500          365,219
   Solectron Corp. .............................     158,200        7,296,975*
   Southern Co. ................................     170,600        5,533,838
   SouthTrust Corp. ............................      44,300        1,394,066
   Southwest Airlines Co. ......................     131,300        3,184,025
   Springs Industries, Inc. Class A ............       4,750          133,891
   Sprint Corp. ................................     232,700        6,821,019
   Sprint Corp. (PCS Group) ....................     244,200        8,562,263*
   Stanley Works ...............................      22,600          521,213
   Staples, Inc. ...............................     119,400        1,697,719*
   Starbucks Corp. .............................      49,100        1,968,603*
   State Street Corp. ..........................      42,500        5,525,000
   Stilwell Financial, Inc. ....................      59,000        2,566,500*
   Summit Bancorp ..............................      45,700        1,576,650#
   Sun Microsystems ............................     417,200       49,007,963*
   Sunoco, Inc. ................................      22,900          616,869
   Suntrust Banks, Inc. ........................      78,600        3,915,263
   Supervalu, Inc. .............................      34,800          524,175
   Synovus Financial Corp. .....................      74,700        1,582,706
   Sysco Corp. .................................      87,800        4,066,238
   Target Corp. ................................     239,200        6,129,500
   Tektronix, Inc. .............................      12,700          975,519
   Tellabs, Inc. ...............................     108,000        5,160,375*
   Temple-Inland, Inc. .........................      13,400          507,525
   Tenet Healthcare Corp. ......................      82,800        3,011,850
   Teradyne, Inc. ..............................      45,600        1,596,000*
   Texaco, Inc. ................................     144,800        7,602,000
   Texas Corp. .................................      69,600        2,757,900
   Texas Instruments, Inc. .....................     454,700       21,456,156
   Textron, Inc. ...............................      37,800        1,743,525
   Thermo-Electron Corp. .......................      45,700        1,188,200*
   Thomas & Betts Corp. ........................      15,200          265,050
   Tiffany & Co. ...............................      38,200        1,473,088
   Time Warner, Inc. ...........................     347,900       27,223,175
   Timken Co. ..................................      15,900          217,631
   TJX Companies, Inc. .........................      76,900        1,730,250
   Torchmark Corp. .............................      33,600          934,500
   Tosco Corp. .................................      38,000        1,185,125
   Toys R Us, Inc. .............................      56,800          923,000*
   Transocean Offshore, Inc. ...................      55,300        3,241,963
   Tribune Co. .................................      80,999        3,533,581
   Tricon Global Restaurants, Inc. .............      38,300        1,172,938*
   TRW, Inc. ...................................      32,600        1,324,375
   Tupperware Corp. ............................      15,200          273,600
   Tyco International, Ltd. ....................     443,200       22,991,000
   U.S. Airways Group Inc. .....................      17,600          535,700*
   U.S. Bancorp New ............................     196,200        4,463,550
   Unicom Corp., Inc. ..........................      46,400        2,607,100

-----------------------------------------------------------------------------
                                                       SEPTEMBER 30, 2000
                                                   --------------------------
                                                          (UNAUDITED)
                                                    SHARES          VALUE+
                                                   ---------   --------------
   Unilever NV .................................     150,200     $  7,247,150
   Union Carbide Corp. .........................      35,500        1,340,125
   Union Pacific Corp. .........................      65,300        2,538,538
   Union Planters Corp. ........................      35,300        1,167,106
   Unisys Corp. ................................      82,300          925,875*
   United Technologies Corp. ...................     123,100        8,524,675
   Unitedhealth Group, Inc. ....................      42,300        4,177,125
   Unocal Corp. ................................      64,000        2,268,000
   Unum Provident Corp. ........................      63,300        1,724,925
   USA Education, Inc. .........................      40,900        1,970,869
   UST, Inc. ...................................      42,700          976,763
   USX-Marathon Group, Inc. ....................      82,200        2,332,425
   USX-US Steel Group ..........................      23,420          355,691
   Veritas Software ............................     105,500       15,004,078*
   Verizon Communications, Inc. ................     714,926       34,629,228
   VF Corp. ....................................      30,100          743,094
   Viacom, Inc. Class B ........................     398,800       23,329,800*
   Visteon Corp. ...............................      34,445          520,981
   Vulcan Materials Co. ........................      26,600        1,068,988
   Wachovia Corp. ..............................      53,600        3,038,450
   Walgreen Co. ................................     265,800       10,083,788
   Wal-Mart Stores, Inc. .......................   1,174,900       56,542,063
   Washington Mutual, Inc. .....................     141,700        5,641,431
   Waste Management, Inc. ......................     163,300        2,847,544
   Watson Pharmaceuticals, Inc. ................      26,900        1,745,138*
   Wellpoint Health Networks, Inc ..............      16,600        1,593,600*
   Wells Fargo Company .........................     433,000       19,890,938
   Wendy's International, Inc. .................      29,800          597,863
   Westvaco Corp. ..............................      26,450          705,884
   Weyerhaeuser Co. ............................      57,800        2,333,675
   Whirlpool Corp. .............................      18,800          730,850
   Williamette Industries, Inc. ................      28,800          806,400
   Williams Companies, Inc. ....................     116,400        4,917,900
   Winn-Dixie Stores, Inc. .....................      37,000          531,875
   Worldcom, Inc. ..............................     755,700       22,954,388*
   Worthington Industries, Inc. ................      22,600          211,875
   WR Grace & Company New Common ...............      17,600          121,000*
   Wrigley (Wm.) Jr. Co. .......................      30,000        2,246,250
   XCEL Energy, Inc. ...........................      89,385        2,458,088
   Xerox Corp. .................................     175,300        2,640,456
   Xilinx, Inc. ................................      86,500        7,411,969*
   Yahoo Inc. ..................................     144,300       13,153,847*
   Young & Rubican .............................      19,300          955,350
                                                               --------------
TOTAL COMMON STOCKS
   (Cost $2,287,192,969) .......................               $3,321,613,500
                                                               --------------

                                                  FACE AMOUNT
                                                     (000)         VALUE+
                                                  ----------   --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   Repurchase Agreement,  PNC Capital Markets,
   Inc. 6.10%, 10/02/00  (Collateralized by
   U.S. Treasury Note 4.00%,  10/31/00,
   valued at $8,348,310) to be repurchased
   at $8,070,100.
     (Cost $8,066,000)                                $8,066   $    8,066,000
                                                               --------------

TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,295,258,969)++                                     $3,329,679,500
         ==============                                        ==============

+  See Note B to Financial Statements
*  Non-Income Producing Securities
#  Total or Partial Securities on Loan
++ The cost for federal income tax purposes is $2,345,049,094.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                            THE U.S. LARGE COMPANY SERIES

THE U.S. LARGE COMPANY SERIES

-----------------------------------------------------------------------------
                                                       NOVEMBER 30, 1999
                                                   --------------------------
                                                    SHARES          VALUE+
                                                   ---------   --------------
  COMMON STOCKS -- (99.8%)
   3COM Corp. ..................................      86,100   $    3,430,547*
   ADC Telecommunications, Inc. ................      35,900        1,915,041*
   AES Corp. ...................................      49,300        2,856,319*
   AFLAC, Inc. .................................      64,000        3,064,000
   AMR Corp. ...................................      36,300        2,209,762*
   AON CORP ....................................      61,600        2,198,350
   AT&T Corp. ..................................     768,100       42,917,587
   Abbott Laboratories .........................     365,700       13,896,600
   Adaptec, Inc. ...............................      24,800        1,336,875*
   Adobe Systems, Inc. .........................      29,400        2,018,494
   Advanced Micro Devices, Inc. ................      35,300          997,225*
   Aetna, Inc. .................................      35,837        1,957,596
   Air Products & Chemicals, Inc. ..............      55,200        1,787,100
   Alberrto-Culver Co., Class B ................      13,400          352,587
   Albertson's, Inc ............................     101,133        3,229,935
   Alcan Aluminum Ltd. .........................      54,300        1,846,200
   Alcoa, Inc. .................................      88,000        5,764,000
   Allegheny Teledyne, Inc. ....................      22,850          575,534
   Allergen, Inc. ..............................      15,900        1,564,162
   Allied Waste Industries, Inc. ...............      45,200          367,250*
   AlliedSignal, Inc. ..........................     132,200        7,907,212
   Allstate Corp. ..............................     191,900        5,025,381*
   Alltel Corp. ................................      73,100        6,323,150
   Alza Corp. ..................................      24,500        1,058,094*
   AmSouth Bancorporation ......................      94,650        2,135,541
   Amerada Hess Corp. ..........................      21,800        1,263,037
   Ameren Corp. ................................      32,900        1,139,162
   America Online, Inc. ........................     532,600       38,713,362*
   American Electric Power Co., Inc. ...........      46,500        1,458,937
   American Express Co. ........................     107,900       16,326,619
   American General Corp. ......................      59,700        4,376,756
   American Greetings Corp. Class A ............      16,200          381,712
   American Home Products Corp. ................     314,100       16,333,200
   American International Group, Inc. ..........     371,887       38,397,333
   Amgen, Inc. .................................     245,300       11,168,816*
   Anadarko Petroleum Corp. ....................      30,600          921,825
   Analog Devices, Inc. ........................      41,500        2,383,656*
   Andrew Corp. ................................      19,693          275,087*
   Anheuser-Busch Companies, Inc. ..............     112,400        8,408,925
   Apache Corp. ................................      27,300          977,681
   Apple Computer, Inc. ........................      38,700        3,786,553*
   Applied Materials, Inc. .....................      90,100        8,781,934*
   Archer-Daniels Midlands Co. .................     148,320        1,844,730
   Armstrong World Industries, Inc. ............       9,700          324,950
   Ashland, Inc. ...............................      17,300          583,875
   Associates First Capital Corp., Class A .....     174,810        5,812,432
   Atlantic Richfield Co. ......................      77,500        7,469,062
   Autodesk, Inc. ..............................      14,200          417,569
   Automatic Data Processing, Inc. .............     148,500        7,332,187
   Autozone, Inc. ..............................      35,800          986,737*
   Avery Dennison Corp. ........................      27,200        1,615,000
   Avon Product, Inc. ..........................      62,800        2,288,275
   B B & T Corp. ...............................      76,900        2,470,412
   BMC Software, Inc. ..........................      57,600        4,195,800*
   Baker Hughes, Inc. ..........................      78,900        1,992,225
   Ball Corp. ..................................       7,400          275,187
   Bank of America Corp. .......................     415,200       24,289,200
   Bank of New York Co, Inc. ...................     176,900        7,053,887
   Bank One Corp. ..............................     281,700        9,929,925
   Bard (C.R.), Inc ............................      12,300          668,044
   Barrick Gold Corp. ..........................      93,600        1,684,800#
   Bausch & Lomb, Inc. .........................      14,000          767,375
   Baxter International, Inc. ..................      69,900        4,722,619
   Bear Stearns Companies, Inc. ................      29,285        1,195,194
   Becton Dickinson & Co. ......................      60,000        1,635,000

-----------------------------------------------------------------------------
                                                       NOVEMBER 30, 1999
                                                   --------------------------
                                                    SHARES          VALUE+
                                                   ---------   --------------
   Bed Bath and Beyond, Inc. ...................      33,500   $    1,047,922*
   Bell Atlantic Corp. .........................     372,938       23,611,637
   BellSouth Corp. .............................     452,900       20,918,319
   Bemis Co., Inc. .............................      12,500          393,750
   Best Buy Co., Inc. ..........................      49,100        3,068,750*
   Bestfoods, Inc. .............................      66,900        3,666,956
   Bethlehem Steel Corp. .......................      31,400          196,250*
   Biomet, Inc. ................................      27,100          857,884
   Black & Decker Corp .........................      21,000          942,375
   Block (H&R), Inc. ...........................      23,400        1,006,200
   Boeing Co. ..................................     230,700        9,415,444
   Boise Cascade Corp. .........................      13,700          474,362
   Boston Scientific Corp. .....................      99,300        2,097,712*
   Briggs & Stratton Corp. .....................       5,600          299,250
   Bristol Myers Squibb Co. ....................     477,100       34,858,119
   Brown-Forman Corp., Class B .................      16,400        1,028,075
   Brunswick Corp. .............................      22,100          482,056
   Burlington Northern Santa Fe Corp. ..........     111,700        3,239,300
   Burlington Resources, Inc. ..................      52,100        1,751,862
   CBS Corp. ...................................     183,370        9,535,240*
   CIGNA Corp. .................................      47,600        3,915,100
   CMS Energy Corp. ............................      28,400          944,300
   CSX Corp. ...................................      52,400        1,863,475
   CVS Corp. ...................................      94,000        3,730,625#
   Cabletron Systems, Inc. .....................      41,800          958,787*
   Campbell Soup Co. ...........................     104,400        4,658,850
   Capital One Financial Corp. .................      47,500        2,211,719
   Cardinal Health, Inc. .......................      65,400        3,421,237
   Carnival Corp. ..............................     147,200        6,495,200
   Carolina Power & Light Co. ..................      38,400        1,156,800
   Caterpillar, Inc. ...........................      85,600        3,969,700
   Cendant Corp. ...............................     173,000        2,865,312*
   Centex Corp. ................................      14,300          339,625*
   Central & South West Co. ....................      51,000        1,020,000
   CenturyTel, Inc. ............................      33,400        1,536,400
   Ceridian Corp. ..............................      34,706          750,517*
   Champion International Corp. ................      23,100        1,280,606
   Chase Manhattan Corp. .......................     199,900       15,442,275
   Chevron Corp. ...............................     157,700       13,966,306
   Chubb Corp. .................................      42,300        2,265,694
   Cincinnati Financial Corp. ..................      39,600        1,317,937
   Cinergy Corp. ...............................      38,093          964,229
   Circuit City Stores, Inc.
     (Circuit City Group) ......................      48,300        2,342,550
   Cisco Systems, Inc. .........................     781,100       69,639,947*
   Citigroup, Inc. .............................     811,400       43,714,175
   Clear Channel Communications, Inc. ..........      80,900        6,502,337*
   Clorox Co. ..................................      56,600        2,522,237
   Coastal Co. .................................      51,400        1,811,850
   Coca-Cola Co. ...............................     593,100       39,923,044
   Coca-Cola Enterprises, Inc. .................     102,000        2,161,125*
   Colgate-Palmolive Co. .......................     140,300        7,698,962
   Columbia Gas System, Inc. ...................      19,600        1,229,900
   Columbia/HCA Healthcare Corp. ...............     135,600        3,695,100
   Comcast Corp., Class A ......................     180,000        8,133,750
   Comerica, Inc. ..............................      37,450        1,984,850
   Compaq Computer Corp. .......................     408,624        9,985,749
   Computer Associations International, Inc. ...     128,900        8,378,500
   Computer Sciences Corp. .....................      38,400        2,505,600*
   Compuware Corp. .............................      85,800        2,903,794*
   Comverse Technology, Inc. ...................      16,900        2,042,787*#
   Conagra, Inc. ...............................     117,300        2,829,862
   Conoco, Inc. ................................     150,600        3,943,837
   Conseco, Inc. ...............................      78,500        1,589,625
   Consolidated Edison, Inc. ...................      53,100        1,831,950
   Consolidated Natural Gas Co. ................      23,100        1,481,287


See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                            THE U.S. LARGE COMPANY SERIES

-----------------------------------------------------------------------------
                                                       NOVEMBER 30, 1999
                                                   --------------------------
                                                    SHARES          VALUE+
                                                   ---------   --------------
   Consolidated Stores Corp. ...................      26,400   $      415,800*
   Constellation Energy Group ..................      35,850        1,055,334
   Cooper Industries, Inc. .....................      22,700          974,681
   Cooper Tire & Rubber Co. ....................      18,200          273,000
   Coors (Adolph) Co. Class B ..................       8,800          437,800
   Corning, Inc. ...............................      58,900        5,518,194
   Costco Wholesale Corp. ......................      53,000        4,861,094*
   Countrywide Credit Industries, Inc. .........      27,100          762,187
   Crane Co. ...................................      16,200          297,675
   Crown Cork & Seal Co., Inc ..................      29,400          599,025
   Cummins Engine Co., Inc. ....................      10,000          405,000
   DTE Energy Co. ..............................      34,900        1,153,881
   Dana Corp. ..................................      39,742        1,102,840*
   Danaher Corp. ...............................      34,200        1,680,075
   Darden Restaurants, Inc. ....................      31,700          564,656
   Dayton-Hudson Corp. .........................     106,000        7,479,625
   Deere & Co. .................................      56,000        2,404,500
   Dell Computer Corp. .........................     610,500       26,270,578*
   Delphi Automotive Systems Corp. .............     135,700        2,137,275
   Delta Air Lines, Inc. .......................      33,600        1,654,800*
   Deluxe Corp. ................................      18,200          476,612
   Dillards, Inc., Class A .....................      25,600          483,200
   Disney (Walt) Co. ...........................     495,400       13,809,275*
   Dollar General Corp. ........................      53,900        1,320,550
   Dominion Resources, Inc. VA .................      46,200        2,096,325
   Donnelley (R.R.) & Sons Co. .................      30,700          736,800
   Dover Corp. .................................      50,200        2,177,425
   Dow Chemical Co. ............................      52,900        6,195,912
   Dow Jones & Co., Inc. .......................      21,800        1,321,625
   DuPont (E.I.) de Nemours & Co., Inc .........     250,561       14,892,719
   Duke Power Co. ..............................      87,841        4,452,441
   Dun & Bradstreet ............................      38,600        1,042,200
   EMC Corp. MA ................................     243,587       20,354,739*
   Eastern Enterprises .........................       6,400          363,200
   Eastman Chemical Co. ........................      18,750          728,906*
   Eastman Kodak Co. ...........................      76,200        4,714,875
   Eaton Corp. .................................      17,400        1,347,412
   Ecolab, Inc. ................................      31,200        1,080,300
   Edison International ........................      83,500        2,212,750
   El Paso Energy Corp. ........................      54,600        2,102,100*
   Electronic Data Systems Corp. ...............     118,300        7,608,169
   Emerson Electric Co. ........................     104,500        5,956,500
   Engelhard Corp. .............................      30,174          507,300
   Enron Corp. .................................     171,700        6,535,331
   Entergy Corp. ...............................      59,200        1,631,700
   Equifax, Inc. ...............................      34,500          853,875
   Exxon Corp. .................................     583,400       46,270,912
   FDX Corp. ...................................      71,600        3,020,625*
   FMC Corp. ...................................       7,600          368,600*
   FPL Group, Inc. .............................      43,200        1,890,000
   Fannie Mae ..................................     246,500       16,423,062
   Federal Home Loan Mortgage Corp. ............     167,100        8,250,562
   Federated Department Stores, Inc. ...........      50,000        2,353,125*
   Fifth Third Bancorp .........................      72,700        5,086,728
   First Data Corp. ............................     103,000        4,454,750
   First Union Corp. ...........................     229,800        8,890,387
   Firstar Corp. ...............................     236,500        6,149,000
   FirstEnergy Corp. ...........................      56,200        1,310,162
   FleetBoston Financial Corp. .................     221,212        8,364,579
   Fleetwood Enterprises, Inc. .................       8,100          170,100
   Florida Progress Corp .......................      23,600        1,008,900
   Fluor Corp. .................................      18,300          769,744
   Ford Motor Co. ..............................     290,700       14,680,350*
   Fort James Corp. ............................      53,000        1,523,750
   Fortune Brands, Inc. ........................      40,000        1,367,500
   Foster Wheeler Corp. ........................       9,750           99,328

-----------------------------------------------------------------------------
                                                       NOVEMBER 30, 1999
                                                   --------------------------
                                                    SHARES          VALUE+
                                                   ---------   --------------
   Franklin Resources, Inc. ....................      60,500   $    1,901,969
   Freeport McMoran Copper & Gold, Inc.
     Class B ...................................      39,300          621,431*
   GPU, Inc. ...................................      30,100          963,200
   GTE Corp. ...................................     235,900       17,220,700
   Gannett Co., Inc. ...........................      67,100        4,801,844
   Gap, Inc. ...................................     205,900        8,338,950
   Gateway, Inc. ...............................      75,400        5,758,675*
   General Dynamics Corp. ......................      48,100        2,480,156
   General Electric Co. ........................     788,000      102,440,000
   General Instrument Corp. ....................      41,600        2,724,800*
   General Mills, Inc. .........................      73,600        2,773,800
   General Motors Corp. ........................     154,900       11,152,800
   Genuine Parts Co. ...........................      42,975        1,106,606
   Georgia Pacific Corp. .......................      41,300        1,644,256
   Gillette Co. ................................     260,900       10,484,919
   Global Crossing Ltd. ........................     184,805        8,044,793*
   Golden West Financial Corp. .................      13,200        1,332,375
   Goodrich (B.F.) Co. .........................      26,400          595,650
   Goodyear Tire & Rubber Co. ..................      37,500        1,265,625*
   Grainger (W.W.), Inc. .......................      22,400        1,055,600
   Great Atlantic & Pacific Tea Co., Inc. ......       9,200          234,025
   Great Lakes Chemical Corp. ..................      14,100          467,944
   Guidant Corp. ...............................      72,700        3,635,000
   Halliburton Co. .............................     106,200        4,108,612
   Harcourt General, Inc. ......................      17,123          567,199
   Harrahs Entertainment, Inc. .................      30,900          853,612*
   Hartford Financial Services Group, Inc. .....      54,500        2,544,469
   Hasbro, Inc. ................................      46,798        1,009,082
   Healthsouth Corp. ...........................      99,500          565,906*
   Heinz (H.J.) Co. ............................      86,100        3,605,437
   Helmerich & Payne, Inc. .....................      11,900          269,237
   Hercules, Inc. ..............................      25,500          605,625
   Hershey Foods Corp. .........................      33,600        1,650,600
   Hewlett-Packard Co. .........................     243,300       23,083,087#
   Hilton Hotels Corp. .........................      61,300          616,831
   Home Depot, Inc. ............................     356,244       28,165,541
   Homestake Mining Co. ........................      62,400          514,800
   Honeywell, Inc. .............................      31,000        3,470,062
   Household International, Inc. ...............     115,100        4,553,644
   Humana, Inc. ................................      40,200          281,400*
   Huntington Bancshares, Inc. .................      55,373        1,534,870
   IMS Health, Inc. ............................      75,300        1,774,256
   ITT Industries, Inc. ........................      21,100          735,862
   Ikon Office Solutions, Inc. .................      35,800          239,412*
   Illinois Tool Works, Inc. ...................      72,100        4,668,475
   Inco Ltd. ...................................      46,100          847,087
   Ingersoll-Rand Co. ..........................      39,700        1,922,969
   Intel Corp. .................................     795,100       60,924,537
   International Business Machines Corp. .......     434,500       44,780,656
   International Flavors & Fragrances, Inc. ....      25,500          938,719
   International Paper Co. .....................      99,500        5,192,656
   Interpublic Group of Companies, Inc. ........      67,800        3,186,600
   Jefferson-Pilot Corp. .......................      25,375        1,722,328
   Johnson & Johnson ...........................     323,200       33,532,000
   Johnson Controls, Inc. ......................      20,500        1,117,250
   Jostens, Inc. ...............................       8,100          148,837
   K MART Corp. ................................     118,700        1,179,581*
   KLA-Ten or Corp. ............................      21,300        1,801,847*
   Kansas City Southern Industries, Inc. .......      26,500        1,578,406
   Kaufman & Broad Home Corp. ..................      11,500          254,437
   Kellogg Co. .................................      97,200        3,292,650
   Kerr-McGee Corp. ............................      20,842        1,193,204
   Keycorp .....................................     107,900        2,913,300
   Kimberly Clark Corp. ........................     128,100        8,182,388
   Knight Ridder, Inc. .........................      19,500        1,063,969

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                            THE U.S. LARGE COMPANY SERIES

-----------------------------------------------------------------------------
                                                       NOVEMBER 30, 1999
                                                   --------------------------
                                                    SHARES          VALUE+
                                                   ---------   --------------
   Kohls Corp. .................................      39,000   $    2,815,313*
   Kroger Co. ..................................     199,400        4,249,713*
   LSI Logic Corp. .............................      35,500        2,145,531*#
   Laidlaw, Inc. ...............................      79,200          485,100
   Leggett and Platt, Inc. .....................      47,200        1,011,850*
   Lehman Brothers Holdings, Inc. ..............      28,900        2,207,238
   Lexmark International Group, Inc. ...........      31,000        2,573,000*
   Lilly (Eli) & Co. ...........................     262,700       18,848,725
   Limited, Inc. ...............................      51,300        2,177,044
   Lincoln National Corp. ......................      47,800        1,992,663
   Liz Claiborne, Inc. .........................      14,800          554,075
   Lockheed Martin Corp. .......................      95,014        1,888,403*#
   Loews Corp. .................................      25,800        1,651,200
   Longs Drug Stores Corp. .....................       9,400          236,175
   Louisiana-Pacific Corp. .....................      25,800          316,050*
   Lowe's Companies, Inc. ......................      91,600        4,562,825
   Lucent Technologies, Inc. ...................     736,000       53,774,000
   MBIA, Inc. ..................................      23,900        1,195,000
   MBNA Corp. ..................................     192,545        4,861,761
   MCI Worldcom, Inc. ..........................     450,300       37,234,181*
   MGIC Investment Corp. .......................      26,100        1,474,650
   Mallinckrodt, Inc. ..........................      17,100          568,575
   Manor Care, Inc. ............................      25,700          515,606*
   Marriott International, Inc., Class A .......      59,900        1,950,494
   Marsh & McLennan Companies, Inc. ............      63,500        4,992,688
   Masco Corp. .................................     106,400        2,686,600
   Mattel, Inc. ................................     101,100        1,446,994
   May Department Stores Co. ...................      80,250        2,698,406
   Maytag Corp. ................................      21,000        1,001,438
   McDermott International, Inc. ...............      14,300          122,444
   McDonalds Corp. .............................     325,600       14,652,000
   McGraw-Hill Companies, Inc. .................      47,200        2,675,650
   McKesson HBOC, Inc. .........................      67,700        1,582,488
   Mead Corp. ..................................      24,600          877,913
   Mediaone Group ..............................     145,700       11,546,725*
   Medtronic, Inc. .............................     281,800       10,954,975
   Mellon Financial Corp. ......................     123,500        4,500,031
   Merck & Co., Inc. ...........................     563,500       44,234,750
   Meredith Corp. ..............................      12,400          468,875
   Merrill Lynch & Co., Inc. ...................      88,800        7,159,500
   Micron Technology, Inc. .....................      60,200        4,040,925*#
   Microsoft Corp. .............................   1,256,400      114,371,663*
   Milacron, Inc. ..............................       8,900          129,606
   Millipore Corp. .............................      10,800          354,375
   Minnesota Mining & Manufacturing Co. ........      96,600        9,231,338
   Mirage Resorts, Inc. ........................      47,800          612,438*
   Mobil Corp. .................................     188,000       19,610,750
   Molex, Inc. .................................      37,200        1,882,088*
   Monsanto Co. ................................     152,100        6,416,719
   Morgan (J.P.) & Co., Inc. ...................      42,200        5,549,300
   Morgan Stanley Dean Witter Discover
     & Co. .....................................     136,900       16,513,563
   Motorola, Inc. ..............................     145,900       16,669,075
   Nabisco Group Holdings Corp. ................      78,300          905,344
   Nacco Industries, Inc., Class A .............       2,000           96,875
   National City Corp. .........................     148,700        3,708,206
   National Semiconductor Corp. ................      40,200        1,708,500*
   National Service Industries, Inc. ...........       9,800          289,713
   Navistar International Corp. ................      15,900          591,281*
   Network Appliance Corp. .....................      17,600        2,070,750*
   New Century Energies, Inc. ..................      27,600          867,675
   New York Times Class A ......................      41,800        1,606,688
   Newell Rubbermaid, Inc. .....................      67,833        2,225,770
   Newmont Mining Corp. ........................      40,258          953,611
   Nextel Communications Corp., Class A ........      86,900        8,613,963*
   Niagara Mohawk Holdings, Inc. ...............      45,000          675,000*

-----------------------------------------------------------------------------
                                                       NOVEMBER 30, 1999
                                                   --------------------------
                                                    SHARES          VALUE+
                                                   ---------   --------------
   Nicor, Inc. .................................      11,300   $      391,969
   Nike, Inc. Class B ..........................      67,700        3,114,200
   Nordstrom, Inc. .............................      33,700          937,281
   Norfolk Southern Corp. ......................      91,400        1,953,675
   Nortel Networks Corp. .......................     318,920       23,600,080*
   Northern States Power Co. MN ................      37,100          758,231
   Northern Trust Corp. ........................      26,700        2,584,059
   Northrop Grumman Corp. ......................      16,700          938,331
   Novell, Inc. ................................      80,500        1,572,266*
   Nucor Corp. .................................      21,000        1,059,188
   Occidental Petroleum Corp. ..................      83,800        1,838,363
   Office Depot, Inc. ..........................      90,000        1,001,250*
   Omnicom Group, Inc. .........................      42,600        3,754,125
   Oneok, Inc. .................................       7,600          204,725
   Oracle Systems Corp. ........................     345,943       23,448,449*
   Owens Corning ...............................      13,200          207,900
   Owens-Illinois, Inc. ........................      37,500          897,656*
   PE Corp. - PE Biosystems Group ..............      24,600        2,007,975
   PECO Energy Co. .............................      44,900        1,478,894
   PG&E Corp. (Holding Co.) ....................      92,200        2,062,975
   PNC Bank Corp. ..............................      73,100        4,075,325
   PP&L Resources, Inc. ........................      37,900          874,069
   PPG Industries, Inc. ........................      41,700        2,442,056
   Paccar, Inc. ................................      18,720          770,445
   Pactiv Corp. ................................      40,900          419,225*
   Paine Webber Group, Inc. ....................      35,000        1,371,563
   Pall Corp. ..................................      29,800          698,438
   Parametric Technology Corp. .................      64,800        1,466,100*
   Parker-Hannifin Corp. .......................      26,125        1,229,508
   Paychex, Inc. ...............................      59,200        2,362,450
   Penney (J.C.) Co., Inc. .....................      63,400        1,414,613
   Peoples Energy Corp. ........................       8,500          312,375
   Peoplesoft, Inc. ............................      58,500        1,098,703*
   Pep Boys - Manny, Moe & Jack ................      12,700          123,031
   Pepsico, Inc. ...............................     351,500       12,148,719
   PerkinElmer, Inc. ...........................      11,000          452,375
   Pfizer, Inc. ................................     931,300       33,701,419
   Pharmacia & Upjohn, Inc. ....................     121,480        6,643,438
   Phelps Dodge Corp. ..........................      18,741          974,532*
   Philip Morris Companies, Inc. ...............     574,100       15,106,006
   Philips Petroleum Co. .......................      60,800        2,907,000
   Pinnacle West Capital Corp. .................      20,400          677,025*
   Pitney Bowes, Inc. ..........................      64,300        3,082,381
   Placer Dome, Inc. ...........................      78,200          889,525
   Polaroid Corp. ..............................      10,600          204,050
   Potlatch Corp. ..............................       6,900          279,019
   Praxair, Inc. ...............................      38,300        1,709,138
   Price (T. Rowe) Associates, Inc. ............      29,200        1,050,288*
   Proctor & Gamble Co. ........................     319,400       34,495,200
   Progressive Corp. ...........................      17,500        1,409,844
   Providian Financial Corp. ...................      33,900        2,682,338
   Public Service Enterprise Group, Inc. .......      52,600        1,841,000
   Pulte Corp. .................................      10,400          208,650
   QUALCOMM, Inc. ..............................      38,600       13,984,056*
   Quaker Oats Co. .............................      32,200        2,101,050
   Quintiles Transnational Corp. ...............      27,600          609,788*
   Ralston Purina Group ........................      77,600        2,303,750
   Raytheon Co., Class B .......................      81,200        2,491,825*
   Reebok International Ltd. ...................      13,500          121,500*
   Regions Financial Corp. .....................      53,900        1,480,566
   Reliant Energy, Inc. ........................      71,000        1,761,688
   Republic New York Corp. .....................      25,100        1,774,256
   Reynolds Metals Corp. .......................      15,300          957,206
   Rite Aid Corp. ..............................      62,100          469,631
   Rockwell International Corp. ................      45,900        2,277,788
   Rohm & Haas Co. .............................      52,400        1,919,150

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                            THE U.S. LARGE COMPANY SERIES

-----------------------------------------------------------------------------
                                                       NOVEMBER 30, 1999
                                                   --------------------------
                                                    SHARES          VALUE+
                                                   ---------   --------------
   Rowan Companies, Inc. .......................      20,000     $    342,500*
   Royal Dutch Petroleum Co. Den Haag
     (N.Y. Registry) ...........................     515,200       29,881,600
   Russell Corp. ...............................       8,100          105,806
   Ryder Systems, Inc. .........................      16,700          376,794
   SBC Communications, Inc. ....................     820,601       42,619,964
   SLM Holdings Corp. ..........................      38,700        1,918,069
   Safeco Corp. ................................      31,600          749,513
   Safeway, Inc. ...............................     122,600        4,520,875*
   Saint Jude Medical, Inc. ....................      20,350          540,547*
   Saint Paul Companies, Inc. ..................      54,442        1,643,468
   Sara Lee Corp. ..............................     216,900        5,259,825
   Schering-Plough Corp. .......................     352,900       18,042,013
   Schlumberger Ltd. ...........................     131,400        7,892,213
   Schwab (Charles) Corp. ......................     196,400        7,450,925
   Scientific-Atlanta, Inc. ....................      18,300        1,067,119
   ScottishPower P.L.C .........................      41,412        1,446,832*
   Seagate Technology, Inc. ....................      53,300        1,972,100*
   Seagram Co. Ltd. ............................     103,800        4,521,788#
   Sealed Air Corp. ............................      19,992          939,624*
   Sears, Roebuck & Co. ........................      91,500        3,128,156*
   Sempra Energy ...............................      57,645        1,066,433
   Service Corp. International .................      65,300          493,831
   Shared Medical Systems Corp. ................       6,400          280,000
   Sherwin-Williams Co. ........................      40,600          870,363
   Sigma-Aldrich Corp ..........................      24,200          691,969
   Silicon Graphics, Inc. ......................      45,300          427,519*
   Snap-On, Inc. ...............................      15,700          474,925
   Solectron Corp. .............................      64,900        5,346,138*
   Southern Co. ................................     164,100        3,835,838
   SouthTrust Corp. ............................      40,200        1,561,519
   Southwest Airlines Co. ......................     121,050        1,974,628
   Springs Industries, Inc., Class A ...........       4,250          170,000
   Sprint Corp. ................................     208,200       14,443,875
   Sprint Corp. (PCS Group) ....................     105,700        9,697,975*#
   Stanley Works ...............................      21,400          666,075
   Staples, Inc. ...............................     111,700        2,617,969
   State Street Corp. ..........................      38,800        2,849,375
   Summitt Bancorp .............................      42,600        1,389,825
   Sun Microsystems ............................     185,880       24,576,821*
   Sunoco, Inc. ................................      21,700          554,706*
   Suntrust Banks, Inc. ........................      77,100        5,387,363#
   Supervalu, Inc. .............................      33,400          649,213*
   Synovus Financial Corp. .....................      65,250        1,305,000
   Sysco Corp. .................................      79,400        3,022,163
   TJX Companies, Inc. .........................      76,300        1,998,106
   TRW, Inc. ...................................      29,200        1,523,875
   Tandy Corp. .................................      46,560        3,567,660
   Tektronix, Inc. .............................      11,250          382,500
   Teledyne Technologies, Inc. .................       6,529           57,533*
   Tellabs, Inc. ...............................      94,200        6,111,225*
   Temple-Inland, Inc. .........................      13,500          772,875
   Tenet Healthcare Corp. ......................      74,500        1,662,281*
   Teradyne, Inc. ..............................      41,000        1,786,063*
   Texaco, Inc. ................................     132,600        8,080,313
   Texas Instruments, Inc. .....................     188,600       18,117,388
   Texas Utlities Co. ..........................      66,300        2,374,369
   Textron, Inc. ...............................      36,400        2,586,675
   Thermo-Electron Corp. .......................      37,900          568,500*
   Thomas & Betts Corp. ........................      13,600          557,600
   Time Warner, Inc. ...........................     311,000       19,184,813
   Times Mirror Co., Class A ...................      14,400          929,700
   Timken Co. ..................................      14,900          284,963
   Torchmark Corp. .............................      31,900        1,012,825
   Tosco Corp. .................................      36,600          990,488*
   Toys R Us, Inc. .............................      59,400        1,039,500*

-----------------------------------------------------------------------------
                                                       NOVEMBER 30, 1999
                                                   --------------------------
                                                    SHARES          VALUE+
                                                   ---------   --------------
   Tribune Co. .................................      56,800     $  2,729,950
   Tricon Global Restaurants, Inc. .............      36,860        1,529,690*
   Tupperware Corp. ............................      13,800          245,813
   Tyco International Ltd. .....................     427,300       17,118,706
   U.S. Bancorp ................................     175,900        6,013,581
   U.S. West, Inc. .............................     121,000        7,509,563
   USAir Group, Inc. ...........................      17,200          480,525*
   UST, Inc. ...................................      41,900        1,115,588
   USX-Marathon Group, Inc. ....................      74,300        1,964,306
   USX-US Steel Group ..........................      21,220          537,131
   Unicom Corp., Inc. ..........................      52,200        1,667,138
   Unilever NV .................................     137,400        7,479,713
   Union Carbide Corp. .........................      32,100        1,877,850
   Union Pacific Corp. .........................      59,500        2,800,219
   Union Pacific Resources Group, Inc. .........      60,576          791,274
   Union Planters Corp. ........................      34,300        1,462,038
   Unisys Corp. ................................      73,500        2,113,125*
   United Healthcare Corp. .....................      41,600        2,160,600
   United Technologies Corp. ...................     115,700        6,537,050
   Unocal Corp. ................................      58,100        1,928,194
   Unum Provident Corp. ........................      57,500        1,872,344
   VF Corp. ....................................      28,500          851,438
   Viacom, Inc., Class B .......................     167,300        8,323,175*
   Vulcan Materials Co. ........................      24,100          970,025
   WR Grace & Co. ..............................      17,100          232,988*
   Wachovia Corp. ..............................      48,400        3,747,975
   Walgreen Co. ................................     241,100        7,022,038
   Wal-Mart Stores, Inc. .......................   1,069,100       61,606,888
   Warner-Lambert Co. ..........................     205,600       18,439,750
   Washington Mutual, Inc. .....................     139,300        4,039,700
   Waste Management, Inc. ......................     148,700        2,416,375
   Water Pik Technologies, Inc. ................       2,285           16,852*
   Watson Pharmaceuticals, Inc. ................      23,000          855,313*
   Wellpoint Health Networks, Inc ..............      15,800          909,488*
   Wells Fargo Co. .............................     396,100       18,418,650
   Wendy's International, Inc. .................      29,200          644,225
   Westvaco Corp. ..............................      24,050          726,009
   Weyerhaeuser Co. ............................      56,500        3,460,625
   Whirlpool Corp. .............................      18,100        1,104,100
   Williamette Industries, Inc. ................      26,900        1,112,988
   Williams Companies, Inc. ....................     104,197        3,516,649
   Winn-Dixie Stores, Inc. .....................      35,800          937,513
   Worthington Industries, Inc. ................      22,000          350,625
   Wrigley (Wm.) Jr. Co. .......................      27,900        2,320,931
   Xerox Corp. .................................     159,200        4,308,350
   Xilinx, Inc. ................................      38,000        3,399,813*
                                                               --------------
TOTAL COMMON STOCKS
   (Cost $1,860,228,023) .......................               $2,771,740,526
                                                               --------------

                                                  FACE AMOUNT       VALUE+
                                                  -----------  --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   Repurchase Agreement, PNC Capital
   Markets Inc. 5.30%, 12/01/99 (Collateralized
   by U.S. Treasury 6.125%, 07/31/00,
   valued at $6,738,275) to be repurchased
   at $6,636,977.
     (Cost $6,636,000) .........................      $6,636   $    6,636,000
                                                               ==============
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,866,864,023)++ .....................               $2,778,376,526
                                                               ==============
----------------
+  See Note B to Financial Statements.
*  Non-Income Producing Securities.
#  Total or Partial Securities on Loan.
++ The cost for federal income tax purposes is $1,880,188,558.

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES             THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                          (AMOUNTS IN THOUSANDS)

                                                            SEPTEMBER 30, 2000
                                                            ------------------
                                                                (UNAUDITED)
ASSETS:
   Investments at Value (Cost $2,295,259) ..................    $3,329,680
   Collateral for Securities Loaned ........................        12,356
   Receivable for Dividends and Interest ...................         2,963
   Prepaid Expenses and Other Assets .......................           542
                                                                ----------
        Total Assets .......................................     3,345,541
                                                                ----------

LIABILITIES:
   Payable for Futures Margin ..............................           308
   Payable for Collateral on Securities Loaned .............        12,356
   Accrued Expenses ........................................           136
                                                                ----------
        Total Liabilities ..................................        12,800
                                                                ----------

NET ASSETS .................................................    $3,332,741
                                                                ==========

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES             THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                          (AMOUNTS IN THOUSANDS)

                                                             NOVEMBER 30, 1999
                                                             -----------------
ASSETS:
   Investment at Value (Cost $1,866,864) ...................     $2,778,377
   Collateral for Securities Loaned ........................         41,857
   Receivable for Dividends and Interest ...................          3,602
   Receivable for Fund Shares Sold .........................            370
                                                                 ----------
        Total Assets .......................................      2,824,206
                                                                 ----------

LIABILITIES:
   Payable for Collateral on Securities Loaned .............         41,857
   Payable for Investment Securities Purchased .............          7,089
   Accrued Expenses and Other Liabilities ..................            198
                                                                 ----------
        Total Liabilities ..................................         49,144
                                                                 ----------

NET ASSETS .................................................     $2,775,062
                                                                 ==========

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS                        THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                          (AMOUNTS IN THOUSANDS)

                                                                     YEAR
                                                                    ENDED
                                                                  NOV. 30,
                                                                    1999
                                                                 --------
INVESTMENT INCOME
   Dividends ................................................    $ 29,073
   Interest .................................................         443
   Income From Securities Lending ...........................         115
                                                                 --------
     Total Investment Income ................................      29,631
                                                                 --------
EXPENSES
   Investment Advisory Services .............................         558
   Accounting & Transfer Agent Fees .........................         335
   Custodian's Fee ..........................................         206
   Legal Fees ...............................................          35
   Audit Fees ...............................................          30
   Shareholders' Reports ....................................          41
   Trustees' Fees and Expenses ..............................           7
   Other ....................................................          89
                                                                 --------
     Total Expenses .........................................       1,301
                                                                 --------
     NET INVESTMENT INCOME ..................................      28,330
                                                                 --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net Realized Gain on Investment Securities ..................       8,219

Change in Unrealized Appreciation of Investment Securities ..     351,120
                                                                 --------
   NET GAIN ON INVESTMENT SECURITIES ........................     359,339
                                                                 --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........    $387,669
                                                                 ========

See accompanying notes to financial statements.
                                                                             121

STATEMENTS OF CHANGES IN NET ASSETS             THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES


                                                                           (AMOUNTS IN THOUSANDS)

                                                                         YEAR               YEAR
                                                                         ENDED              ENDED
                                                                        NOV. 30,           NOV. 30,
                                                                          1999               1998
                                                                      ----------          ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income ....................................         $   28,330          $   17,285
   Net Realized Gain on Investment Securities ...............              8,219               1,283
   Change in Unrealized Appreciation of Investment Securities            351,120             265,133
                                                                      ----------          ----------
     Net Increase in Net Assets Resulting from Operations ...            387,669             283,701
                                                                      ----------          ----------
Transactions in Interest:
   Contributions ............................................          1,037,766             604,903
   Withdrawals ..............................................           (207,547)           (153,923)
                                                                      ----------          ----------
     Net Increase from Transactions in Interest .............            830,219             450,980
                                                                      ----------          ----------
     Total Increase .........................................          1,217,888             734,681
                                                                      ----------          ----------
NET ASSETS
   Beginning of Period ......................................          1,557,174             822,493
                                                                      ----------          ----------
   End of Period ............................................         $2,775,062          $1,557,174
                                                                      ==========          ==========

See accompanying notes to financial statements.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

FINANCIAL HIGHLIGHTS                            THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                          (AMOUNTS IN THOUSANDS)

                                               YEAR                YEAR                YEAR              YEAR             YEAR
                                               ENDED               ENDED               ENDED             ENDED            ENDED
                                              NOV. 30,            NOV. 30,            NOV. 30,          NOV. 30,         NOV. 30,
                                               1999                1998                 1997              1996            1995
                                            ----------          ----------            --------          --------         -------
Net Asset Value, Beginning of
   Period (1) ...........................          N/A                 N/A                 N/A          $  13.48         $ 10.11
                                            ----------          ----------            --------          --------         -------
INCOME FROM INVESTMENT OPERATIONS (1)
   Net Investment Income ................           --                  --                  --              0.15            0.30
   Net Gains (Losses) on Securities
     (Realized and Unrealized) ..........           --                  --                  --              1.41            3.36
                                            ----------          ----------            --------          --------         -------
   Total from Investment Operations .....           --                  --                  --              1.56            3.66
                                            ----------          ----------            --------          --------         -------
LESS DISTRIBUTIONS (1)
   Net Investment Income ................           --                  --                  --             (0.16)          (0.29)
   Net Realized Gains ...................           --                  --                  --             (0.08)             --
                                            ----------          ----------            --------          --------         -------
        Total Distributions .............           --                  --                  --             (0.24)          (0.29)
                                            ----------          ----------            --------          --------         -------
Net Asset Value, End of Period (1) ......          N/A                 N/A                 N/A          $  14.80         $ 13.48
                                            ==========          ==========            ========          ========         =======
Total Return (1) ........................          N/A                 N/A                 N/A             11.60%#         36.77%
                                            ==========          ==========            ========          ========         =======
Net Assets, End of Period (thousands) ...   $2,775,062          $1,557,174            $822,493          $466,441         $97,118
Ratio of Expenses to Average Net Assets .         0.06%               0.06%               0.07%             0.12%           0.02%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption
   of Expenses) .........................         0.06%               0.06%               0.07%             0.12%           0.18%
Ratio of Net Investment Income to Average
   Net Assets ...........................         1.27%               1.47%               1.75%             2.12%           2.61%
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumption of Expenses) ..............         1.27%               1.47%               1.75%             2.12%           2.45%
Portfolio Turnover Rate .................         4.27%               9.31%               4.28%            14.09%           2.38%

----------
#   Non-Annualized
(1) Items are calculated for the period December 1, 1995 through May 31, 1996. Effective June 1, 1996, the Series was reorganized as a partnership, and these items are no longer applicable.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)       THE DFA INVESTMENT TRUST COMPANY

A.   ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1999, The Trust currently offers twenty-one portfolios, of which The U.S. Large Company Series (the "Series") is presented in this report.

     On June 1, 1996, the Series was reorganized from an entity taxed as a corporation to an entity taxed as a partnership for income tax purposes. This reorganization was accomplished by an amendment to the organization document of the Series which for income tax purposes was treated as a liquidation of the Series, immediate distribution of its assets to its sole shareholder at May 31, 1996, which was The U.S. Large Company Portfolio (the "Portfolio") and subsequent contribution of those assets from the Portfolio, along with a nominal contribution from the Advisor to this Series to create the partnership. On June 2, 1996, an unrelated investment company contributed assets valued at $225,957,696 to the Series in exchange for a 63.4% interest in the Series. The total net assets of the Series increased to $356,632,854 immediately following this transaction. These transactions are expected to be tax-free events to all parties involved based on rulings obtained from the Internal Revenue Service. For financial reporting purposes, the Series continues to exist and as such, will maintain all of its previous operating history throughout the financial statements.

B.   SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

     2. FEDERAL INCOME TAXES: Prior to June 1, 1996, the Series qualified as a regulated investment company and distributed all of its taxable income. Accordingly, no provision for federal taxes was required in the financial statements prior to that time. Effective June 1, 1996, the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to its Feeder Funds.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Series custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1999.

     4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C.   INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1999, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1%.

     Certain   officers  of  the  Series  are  also   officers,   directors  and
shareholders of the Advisor.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)       THE DFA INVESTMENT TRUST COMPANY

D.   PURCHASES AND SALES OF SECURITIES:

     The Series made the following purchases and sales of investment securities, other than short-term and government securities (amounts in thousands):

                                                  YEAR ENDED
                                                 NOV. 30, 1999
                                                 -------------
     Purchases .........................            $948,623
     Sales .............................              94,589

E.   INVESTMENT TRANSACTIONS:

     The gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                                  YEAR ENDED
                                                 NOV. 30, 1999
                                                 -------------
     Gross Unrealized Appreciation .....            $967,285
     Gross Unrealized Depreciation .....             (69,097)
                                                    -------
     Net ...............................            $898,188
                                                    --------

F.   LINE OF CREDIT:

     The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit during the year ended November 30, 1999, was as follows :


                                                                                                                MAXIMUM
                                                                                                                 AMOUNT
                                                     WEIGHTED           WEIGHTED      NUMBER OF    INTEREST     BORROWED
                                                     AVERAGE            AVERAGE         DAYS        EXPENSE      DURING
                                                  INTEREST RATE       LOAN BALANCE   OUTSTANDING   INCURRED    THE PERIOD
                                                  -------------       ------------   -----------   --------    -----------
     Year Ended November 30, 1999 .............      5.44%             $3,228,313        12         $7,810     $12,530,000

     There were no outstanding borrowings under the line of credit at November 30, 1999.

G.   SECURITIES LENDING

     Security loans are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1999 was reinvested into overnight repurchase agreements with JP Morgan. The market value of securities on loan to brokers from the Series, the related collateral cash received and the value of the collateral on overnight repurchase agreements was as follows:

                                                                NOV. 30, 1999
                                                               --------------
     Value of Securities on Loan ..........................      $40,344,278
     Value of Collateral and Indemnification ..............       41,857,494
     Value of Collateral on Overnight Repurchase Agreements       42,740,894

REPORT OF INDEPENDENT ACCOUNTANTS               THE DFA INVESTMENT TRUST COMPANY

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Fund") at November 30, 1999, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 14, 2000

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

Investment Adviser -- Large Cap Value Equity Portfolio, Large Cap Growth Equity Portfolio, Mid-Cap Value Equity Portfolio, Mid-Cap Growth Equity Portfolio, Small Cap Value Equity Portfolio, Small Cap Growth Equity Portfolio, Micro-Cap Equity Portfolio, Global Science & Technology Portfolio, International Equity Portfolio, International Small Cap Equity Portfolio, International Emerging Markets Portfolio, Select Equity Portfolio and Balanced Portfolio.
   BlackRock Advisors, Inc.
   New York, New York 10154

Investment Adviser -- European Equity Portfolio and Asia Pacific Equity
Portfolio.
   BlackRock International Limited
   Edinburgh, Scotland EH2 3AH

Sub-Adviser -- Large Cap Value Equity Portfolio, Large Cap Growth Equity Portfolio, Mid-Cap Value Equity Portfolio, Mid-Cap Growth Equity Portfolio, Small Cap Value Equity Portfolio, Small Cap Growth Equity Portfolio, Micro-Cap Equity Portfolio, Global Science & Technology Portfolio, Select Equity Portfolio and Balanced Portfolio
   BlackRock Financial Management, Inc.
   New York, New York 10154


Sub-Adviser -- International Equity
Portfolio, International Small Cap
Equity Portfolio and International
Emerging Markets Portfolio
   BlackRock International Limited
   Edinburgh, Scotland EH2 3AH

Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19103

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Distributor
   BlackRock Distributors, Inc.
   King of Prussia, Pennsylvania 19406

Co-Administrator
   BlackRock Advisors, Inc.
   New York, New York 10154

Counsel
   Simpson, Thacher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103

To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $25 BILLION IN 39 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(R)

STOCK PORTFOLIOS
----------------
     Large Cap Value Equity               European Equity
     Large Cap Growth Equity              International Equity
     Mid-Cap Value Equity                 International Small Cap Equity
     Mid-Cap Growth Equity                Asia Pacific Equity
     Small Cap Value Equity               International Emerging Markets
     Small Cap Growth Equity              Select Equity
     Micro-Cap Equity                     Index Equity
     Global Science and Technology

STOCK & BOND PORTFOLIOS
-----------------------
     Balanced

BOND PORTFOLIOS
---------------
     Low Duration Bond
     Intermediate Government Bond         GNMA
     Intermediate Bond                    Managed Income
     Core Bond                            International Bond
     Government Income                    High Yield Bond

TAX-FREE BOND PORTFOLIOS
------------------------
     Tax-Free Income                      Ohio Tax-Free Income
     Pennsylvania Tax-Free Income         Delaware Tax-Free Income
     New Jersey Tax-Free Income           Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
-----------------------
     Money Market                         North Carolina Municipal Money Market
     U.S. Treasury Money Market           Ohio Municipal Money Market
     Municipal Money Market               Pennsylvania Municipal Money Market
     New Jersey Municipal Money Market    Virginia Municipal Money Market



                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRAaccounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 39 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734)

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

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BLACKROCK
FUNDS (LOGO)
[GRAPHIC OMITTED]

P.O. Box 8907
Wilmington, DE 19899


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.
                                                                   AR 9/30/00 EP